UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

BlackRock FundsSM

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   -----------
COMMON STOCKS - 98.6%
Aerospace - 2.1%
   The Boeing Co.                                          26,100   $ 1,351,197
   Northrop Grumman Corp.                                  27,200     1,478,592
   United Technologies Corp.                               20,300     2,098,005

                                                                    ===========
                                                                      4,927,794
                                                                    -----------
Banks - 13.2%
   AmSouth Bancorporation                                  85,200     2,206,680
   Bank of America Corp.(b)                               217,400    10,215,626
   Comerica, Inc.                                          29,700     1,812,294
   Golden West Financial Corp.                             22,400     1,375,808
   J.P. Morgan Chase & Co., Inc.                          102,600     4,002,426
   National City Corp.                                     34,200     1,284,210
   U.S. Bancorp                                           149,600     4,685,472
   Wachovia Corp.                                          91,900     4,833,940

                                                                    ===========
                                                                     30,416,456
                                                                    -----------
Beverages & Bottling - 0.5%
   Pepsi Bottling Group, Inc.                              42,000     1,135,680
                                                                    -----------
Broadcasting - 0.9%
   Comcast Corp. - Class A(c)                              72,700     2,419,456
                                                                    -----------
Business Services - 1.1%
   Cendant Corp.(b)                                       107,200     2,506,336
                                                                    -----------
Chemicals - 1.6%
   The Dow Chemical Co.                                    75,900     3,757,809
                                                                    -----------
Computer & Office Equipment - 3.0%
   Hewlett-Packard Co.                                     71,900     1,507,743
   International Business Machines
      Corp.                                                32,500     3,203,850
   Lexmark International, Inc.(b)(c)                       12,700     1,079,500
   Xerox Corp.(b)(c)                                       62,000     1,054,620

                                                                    ===========
                                                                      6,845,713
                                                                    -----------
Computer Software & Services - 0.7%
   Microsoft Corp.                                         60,600     1,618,626
                                                                    -----------
Construction - 0.9%
   Centex Corp.                                            33,100     1,972,098
                                                                    -----------
Electronics - 5.7%
   General Electric Co.                                   306,700    11,194,550
   L-3 Communications Holdings, Inc.(b)                    27,200     1,992,128

                                                                    ===========
                                                                     13,186,678
                                                                    -----------
Energy & Utilities - 5.5%
   Constellation Energy Group, Inc.                        58,700     2,565,777
   Exelon Corp.                                            64,620     2,847,803
   PG&E Corp.(c)                                           68,100     2,266,368
   PPL Corp.(b)                                            43,300     2,307,024
   Sempra Energy                                           37,600     1,379,168
   TXU Corp.(b)                                            20,800     1,342,848

                                                                    ===========
                                                                     12,708,988
                                                                    -----------
Entertainment & Leisure - 3.3%
   Caesars Entertainment, Inc.(c)                          60,700     1,222,498
   Time Warner, Inc.(c)                                   178,600     3,471,984
   The Walt Disney Co.                                    108,000     3,002,400

                                                                    ===========
                                                                      7,696,882
                                                                    -----------
Finance - 10.8%
   The Bear Stearns Cos., Inc.                             13,900     1,422,109
   Capital One Financial Corp.(b)                          14,500     1,221,045
   CIT Group, Inc.                                         39,000     1,786,980
   Citigroup, Inc.(d)                                     228,300   $10,999,494
   Countrywide Financial Corp.                             43,798     1,620,964
   E*TRADE Financial Corp.(c)                             117,300     1,753,635
   The Goldman Sachs Group, Inc.                           22,500     2,340,900
   KeyCorp(b)                                              55,900     1,895,010
   Lehman Brothers Holdings, Inc.                          21,600     1,889,568

                                                                    ===========
                                                                     24,929,705
                                                                    -----------
Food & Agriculture - 1.7%
   Archer-Daniels-Midland Co.                              68,100     1,519,311
   Kellogg Co.                                             25,300     1,129,898
   Supervalu, Inc.(b)                                      37,600     1,297,952

                                                                    ===========
                                                                      3,947,161
                                                                    -----------
Insurance - 5.7%
   ACE Ltd.                                                26,700     1,141,425
   The Allstate Corp.                                      51,400     2,658,408
   American International Group, Inc.                      24,800     1,628,616
   The CHUBB Corp.                                         17,800     1,368,820
   Fidelity National Financial, Inc.                       31,200     1,424,904
   MetLife, Inc.                                           51,400     2,082,214
   Nationwide Financial Services, Inc.                     29,300     1,120,139
   W.R. Berkley Corp.                                      35,950     1,695,762

                                                                    ===========
                                                                     13,120,288
                                                                    -----------
Machinery & Heavy Equipment - 0.8%
   Deere & Co.                                             24,100     1,793,040
                                                                    -----------
Manufacturing - 4.8%
   The Black & Decker Corp.(b)                             13,300     1,174,789
   Brunswick Corp.                                         19,600       970,200
   Cooper Industries, Inc.                                 22,900     1,554,681
   Cummins, Inc.(b)                                        14,400     1,206,576
   Eaton Corp.                                             22,300     1,613,628
   Fortune Brands, Inc.                                    16,300     1,258,034
   Parker-Hannifin Corp.                                   11,900       901,306
   The Sherwin-Williams Co.(b)                             26,300     1,173,769
   Textron, Inc.                                           17,100     1,261,980

                                                                    ===========
                                                                     11,114,963
                                                                    -----------
Medical & Medical Services - 1.0%
   Coventry Health Care, Inc.(b)(c)                        41,550     2,205,474
                                                                    -----------
Metal & Mining - 1.4%
   Nucor Corp.(b)                                          35,600     1,863,304
   Owens-Illinois, Inc.(c)                                 59,000     1,336,350

                                                                    ===========
                                                                      3,199,654
                                                                    -----------
Motor Vehicles - 1.2%
   Ford Motor Co.(b)                                       97,300     1,424,472
   General Motors Corp.(b)                                 31,400     1,257,884

                                                                    ===========
                                                                      2,682,356
                                                                    -----------
Oil & Gas - 12.1%
   ChevronTexaco Corp.                                     81,000     4,253,310
   ConocoPhillips                                          51,500     4,471,745
   Exxon Mobil Corp.                                      263,700    13,517,262
   Occidental Petroleum Corp.                              42,600     2,486,136
   Oneok, Inc.                                             70,000     1,989,400
   Valero Energy Corp.(b)                                  25,400     1,153,160

                                                                    ===========
                                                                     27,871,013
                                                                    -----------

                                                                               1

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
COMMON STOCKS (Continued)
Paper & Forest Products - 1.5%
   Georgia Pacific Corp.(b)                              48,500    $  1,817,780
   Louisiana-Pacific Corp.(b)                            60,200       1,609,748

                                                                   ============
                                                                      3,427,528
                                                                   ------------
Pharmaceuticals - 2.5%
   Bristol-Myers Squibb Co.                              54,100       1,386,042
   Johnson & Johnson                                     23,800       1,509,396
   Merck & Co., Inc.                                     28,900         928,846
   Wyeth                                                 44,900       1,912,291

                                                                   ============
                                                                      5,736,575
                                                                   ------------
Publishing & Printing - 0.7%
   The McGraw-Hill Cos., Inc.                            18,200       1,666,028
                                                                   ------------
Railroad & Shipping - 0.7%
   Burlington Northern Santa Fe Corp.                    33,900       1,603,809
                                                                   ------------
Real Estate - 2.6%
   General Growth Properties, Inc.
      (REIT)                                             59,800       2,162,368
   Kimco Realty Corp. (REIT)                             23,000       1,333,770
   Simon Property Group, Inc. (REIT)(b)                  37,900       2,450,993

                                                                   ============
                                                                      5,947,131
                                                                   ------------
Restaurants - 0.9%
   McDonald's Corp.                                      67,100       2,151,226
                                                                   ------------
Retail Merchandising - 2.1%
   Costco Cos., Inc.(b)                                  38,600       1,868,626
   Federated Department Stores, Inc.                     23,600       1,363,844
   The Neiman-Marcus Group Inc., - Class A(b)            27,500       1,967,350

                                                                   ============
                                                                      5,199,820
                                                                   ------------
Semiconductors & Related Devices - 0.4%
   QLogic Corp.(c)                                       22,500         826,425
                                                                   ------------
Soaps & Cosmetics - 0.5%
   The Procter & Gamble Co.                              20,800       1,145,664
                                                                   ------------
Technology - 0.7%
   NCR Corp.(c)                                          23,300       1,613,059
                                                                   ------------
Telecommunications - 4.7%
   SBC Communications, Inc.                             124,600       3,210,942
   Sprint Corp. (Fon Group)                              89,700       2,229,045
   Verizon Communications, Inc.                         131,700       5,335,167

                                                                   ============
                                                                     10,775,154
                                                                   ------------
Telephone Communications - 0.5%
   Alltel Corp.(b)                                       25,500       1,498,380
                                                                   ------------
Tobacco - 2.3%
   Altria Group, Inc.                                    87,000       5,315,700
                                                                   ------------
Transportation - 0.5%
   J.B. Hunt Transport Services, Inc.                    23,600       1,058,460
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $159,434,377)                                              228,021,129
                                                                   ------------

                                                        PAR/SHARES
                                             MATURITY      (000)        VALUE
                                             --------   ----------   -----------
SHORT TERM INVESTMENTS - 6.8%
   Bank of America, Time Deposit
      1.50%(e)                               01/03/05     $  413     $   413,290
   Citigroup, Commercial Paper
      2.30%(e)                               01/10/05         44          44,409
   Foreningssparbanken AB, Floating
      Rate Notes
      2.36%(e)(f)                            01/18/05      3,655       3,655,126
   Merrill Lynch, Variable Rate Master
      Notes
      2.38%(e)(f)                            01/03/05        284         284,341
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                            01/03/05        993         993,252
   SE Banken, Certificate of Deposit
      2.35%(e)                               01/28/05        128         127,556
   Sedna Finance Corp., Floating Rate
      Notes
      2.37%(e)(f)                            01/14/05        268         267,760
   Goldman Sachs, Floating Rate Notes
      2.33%(e)(f)                            01/03/05      1,056       1,056,111
   Natexis Banques International,
      Floating Rate Notes
      2.30%(e)(f)                            01/03/05      2,548       2,547,660
   Galileo Money Market Fund                               3,203       3,203,456
   Institutional Money Market Trust(e)                     3,023       3,022,610

                                                                     ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $15,615,571)                                                 15,615,571
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES - 105.4%
   (Cost $175,049,948(a))                                           243,636,700
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (5.4)%
   (Including $12,412,115 of payable upon return of securities
      loaned)                                                       (12,521,663)
                                                                   ------------
NET ASSETS - 100.0%                                                $231,115,037
                                                                   ============

(a)  Cost for Federal income tax purposes is $173,545,789. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $73,183,888
     Gross unrealized depreciation                                   (3,092,977)

                                                                    -----------
                                                                    $70,090,911
                                                                    ===========
(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $693,792 on 11 long S&P 500 futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $3,337,675, with an unrealized gain of $36,219 (including commissions of $37).
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Rates shown are the rates as of December 31, 2004.

2

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES     VALUE
                                                         ---------   ----------
COMMON STOCKS - 100.6%
Aerospace - 1.2%
   The Boeing Co.                                            9,700   $  502,169
   United Technologies Corp.                                 3,500      361,725

                                                                     ==========
                                                                        863,894
                                                                     ----------
Banks - 0.6%
   U.S. Bancorp                                             14,800      463,536
                                                                     ----------
Beverages & Bottling - 2.8%
   The Coca-Cola Co.                                         7,200      299,736
   Pepsi Bottling Group, Inc.                               15,700      424,528
   PepsiCo, Inc.                                            25,900    1,351,980

                                                                     ==========
                                                                      2,076,244
                                                                     ----------
Broadcasting - 0.7%
   Comcast Corp. - Class A(b)                               14,700      489,216
                                                                     ----------
Business Services - 1.8%
   Alliance Data Systems Corp.(b)(c)                        17,700      840,396
   Cendant Corp.                                            22,700      530,726

                                                                     ==========
                                                                      1,371,122
                                                                     ----------
Chemicals - 0.4%
   The Dow Chemical Co.                                      6,100      302,011
                                                                     ----------
Computer & Office Equipment - 7.2%
   Cisco Systems, Inc.(b)                                   69,300    1,337,490
   Dell, Inc.(b)                                            24,700    1,040,858
   International Business Machines
      Corp                                                  22,800    2,247,624
   Lexmark International, Inc.(b)(c)                         8,800      748,000

                                                                     ==========
                                                                      5,373,972
                                                                     ----------
Computer Software & Services - 11.5%
   Activision, Inc.(b)                                      21,600      435,887
   Adobe Systems, Inc.(c)                                   11,300      708,962
   Advanced Micro Devices, Inc.(b)(c)                       24,400      537,288
   BMC Software, Inc.(b)                                    19,600      364,560
   Checkfree Corp.(b)                                       11,100      422,688
   Computer Sciences Corp.(b)(c)                            14,500      817,365
   Microsoft Corp.                                         114,700    3,063,637
   Storage Technology Corp.(b)                              19,100      603,751
   Symantec Corp.(b)(c)                                     13,500      347,760
   VeriSign, Inc.(b)                                        18,300      613,416
   Yahoo! Inc.(b)(c)                                        18,900      712,152

                                                                     ==========
                                                                      8,627,466
                                                                     ----------
Construction - 0.6%
   Lennar Corp.(c)                                           7,800      442,104
                                                                     ----------
Containers - 0.6%
   Ball Corp.                                                9,900      435,402
                                                                     ----------
Electronics - 5.5%
   General Electric Co.(d)                                  20,400      744,600
   Intel Corp.                                             103,000    2,409,170
   L-3 Communications Holdings, Inc.(c)                     13,400      981,416

                                                                     ==========
                                                                      4,135,186
                                                                     ----------
Entertainment & Leisure - 2.8%
   Hilton Hotels Corp.                                      29,800      677,652
   Sabre Holdings Corp.                                     16,300      361,208
   Time Warner, Inc.(b)                                     25,700      499,608
   The Walt Disney Co.                                      20,400      567,120

                                                                     ==========
                                                                      2,105,588
                                                                     ----------
Finance - 5.5%
   Affiliated Managers Group, Inc.(b)                        5,900   $  399,666
   American Express Co.(c)                                   9,800      552,426
   Capital One Financial Corp.(c)                            9,400      791,574
   Citigroup, Inc.                                           8,500      409,530
   Doral Financial Corp.(c)                                  9,575      471,569
   E*TRADE Financial Corp.(b)                               29,200      436,540
   Freddie Mac                                               8,300      611,710
   Providian Financial Corp.(b)(c)                          27,500      452,925

                                                                     ==========
                                                                      4,125,940
                                                                     ----------
Food & Agriculture - 1.5%
   Hershey Foods Corp.                                      13,600      755,344
   Kellogg Co.                                               8,200      366,212

                                                                     ==========
                                                                      1,121,556
                                                                     ----------
Insurance - 3.1%
   AFLAC, Inc.                                              10,500      418,320
   American International Group, Inc.                       22,100    1,451,307
   W.R. Berkley Corp.                                        9,700      457,549

                                                                     ==========
                                                                      2,327,176
                                                                     ----------
Machinery & Heavy Equipment - 1.0%
   Deere & Co.                                              10,100      751,440
                                                                     ----------
Manufacturing - 6.0%
   3M Co.                                                    5,000      410,351
   The Black & Decker Corp.(c)                               4,650      410,734
   Brunswick Corp.                                          10,200      504,900
   Dade Behring Holdings, Inc.(b)                           13,400      750,400
   Fortune Brands, Inc.                                      6,400      493,952
   NIKE, Inc. - Class B                                      6,000      544,140
   Parker-Hannifin Corp.                                     6,900      522,606
   The Stanley Works                                        10,100      494,799
   Tyco International Ltd. - ADR                            10,400      371,696

                                                                     ==========
                                                                      4,503,578
                                                                     ----------
Medical & Medical Services - 5.2%
   Amgen, Inc.(b)                                           18,036    1,157,009
   Biogen Idec, Inc.(b)                                      6,400      426,305
   UnitedHealth Group, Inc.                                 15,274    1,344,570
   Wellpoint, Inc.(b)                                        8,741    1,005,215

                                                                     ==========
                                                                      3,933,099
                                                                     ----------
Medical Instruments & Supplies - 3.3%
   Bausch & Lomb, Inc.(c)                                   10,000      644,600
   Becton, Dickinson & Co.                                  17,500      994,000
   Boston Scientific Corp.(b)                               12,300      437,265
   C.R. Bard, Inc.                                           6,200      396,676

                                                                     ==========
                                                                      2,472,541
                                                                     ----------
Metal & Mining - 0.4%
   Nucor Corp.(c)                                            5,800      303,572
                                                                     ----------
Oil & Gas - 1.3%
   Baker Hughes, Inc.                                       13,800      588,846
   Devon Energy Corp.                                       10,800      420,336

                                                                     ==========
                                                                      1,009,182
                                                                     ----------
Pharmaceuticals - 13.8%
   Abbott Laboratories                                       6,600      307,890
   AmerisourceBergen Corp.(c)                               10,200      598,536
   Bristol-Myers Squibb Co.                                 34,700      889,014

                                                                               3

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   ------------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
   Endo Pharmaceuticals Holdings, Inc.(b)                  16,400   $   344,728
   Genentech, Inc.(b)(c)                                   10,100       549,844
   Gilead Sciences, Inc.(b)(c)                             14,700       514,353
   Johnson & Johnson                                       53,100     3,367,602
   Merck & Co., Inc.                                        8,400       269,976
   Pfizer, Inc.                                           104,800     2,818,072
   Wyeth                                                   15,400       655,886

                                                                    ===========
                                                                     10,315,901
                                                                    -----------
Plastics - 0.5%
   Newell Rubbermaid, Inc.                                 16,500       399,135
                                                                    -----------
Publishing & Printing - 0.8%
   The McGraw-Hill Cos., Inc.                               6,400       585,856
                                                                    -----------
Railroad & Shipping - 0.7%
   FedEx Corp.                                              5,400       531,846
                                                                    -----------
Restaurants - 0.8%
   Darden Restaurants, Inc.                                22,800       632,472
                                                                    -----------
Retail Merchandising - 9.5%
   American Eagle Outfitters, Inc.(c)                      13,000       612,300
   Borders Group, Inc.(c)                                  13,000       330,200
   Circuit City Stores, Inc.                               27,100       423,844
   Coach, Inc.(b)                                           9,800       552,720
   Costco Cos., Inc.(c)                                    12,500       605,125
   The Home Depot, Inc.(c)                                 43,100     1,842,094
   Nordstrom, Inc.                                         10,300       481,319
   Staples, Inc.                                           28,400       957,364
   Wal-Mart Stores, Inc.                                   25,600     1,352,192

                                                                    ===========
                                                                      7,157,158
                                                                    -----------
Semiconductors & Related Devices - 2.5%
   International Rectifier Corp.(b)                         8,800       392,216
   LAM Research Corp.(b)(c)                                15,500       448,105
   Micron Technology, Inc.(b)(c)                           28,900       356,915
   Texas Instruments, Inc.(c)                              26,800       659,816

                                                                    ===========
                                                                      1,857,052
                                                                    -----------
Soaps & Cosmetics - 3.9%
   The Gillette Co.                                        20,800       931,424
   The Procter & Gamble Co.                                35,800     1,971,864

                                                                    ===========
                                                                      2,903,288
                                                                    -----------
Telecommunications - 3.4%
   Motorola, Inc.                                          53,900       927,080
   Nextel Communications, Inc. - Class A(b)(c)             23,500       705,000
   QUALCOMM, Inc.                                          21,000       890,400

                                                                    ===========
                                                                      2,522,480
                                                                    -----------
Transportation - 1.7%
   J.B. Hunt Transport Services, Inc.                      17,000       762,450
   Ryder Systems, Inc.                                     11,300       539,801

                                                                    ===========
                                                                      1,302,251
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $51,763,388)                                                75,441,264
                                                                    -----------

                                                         PAR/SHARES
                                             MATURITY      (000)        VALUE
                                                        -----------   ----------
SHORT TERM INVESTMENTS - 6.7%
   Bank of America, Time Deposit
      1.50%(e)                               01/03/05      $  162     $  162,010
   Credit Suisse First Boston, Certificate
      of Deposit
      2.36%(e)                               01/24/05         371        371,474
   Foreningssparbanken AB, Floating
      Rate Notes
      2.36%(e)(f)                            01/18/05         841        841,095
   Merrill Lynch, Variable Rate Master
      Notes
      2.38%(e)(f)                            01/03/05       1,196      1,195,706
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                            01/03/05         183        183,098
   SE Banken, Certificate of Deposit
      2.35%(e)                               01/28/05         311        310,850
   Sedna Finance Corp., Floating Rate
      Notes
      2.37%(e)(f)                            01/14/05         298        298,073
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                            01/03/05         499        499,200
   Natexis Banques International,
      Floating Rate Notes
      2.30%(e)(f)                            01/03/05         621        620,765
   Institutional Money Market Trust(e)                        535        534,980

                                                                      ==========
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,017,251)                                                   5,017,251
                                                                      ----------
TOTAL INVESTMENTS IN SECURITIES - 107.3%
   (Cost $56,780,639(a))                    80,458,515
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (7.3)%
   (Including $5,017,251 of payable
   upon return of securities loaned)        (5,478,251)
                                           -----------
NET ASSETS - 100.0%                        $74,980,264
                                           ===========

----------

(a)  Cost for Federal income tax purposes is $55,554,192. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $25,704,458
     Gross unrealized depreciation                                     (800,135)
                                                                    -----------
                                                                    $24,904,323
                                                                    ===========

(b)  Non-income producing security.
(c)  Total or partial securities on loan.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $721,820 on 2 long Nasdaq 100 futures contracts and 3 long S&P 500 futures contracts expiring March 2005. The value of such contracts on December 31,
     2004 was $769,700, with an unrealized loss of $4,450 (including commissions of $10).
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Rates shown are the rates as of December 31, 2004.

4

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                         DIVIDEND ACHIEVERSTM PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   ----------
COMMON STOCKS - 96.4%
Aerospace - 2.8%
   General Dynamics Corp.                                   2,050    $  214,430
   United Technologies Corp.                                2,250       232,538

                                                                     ==========
                                                                        446,968
                                                                     ----------
Apparel - 0.5%
   V.F. Corp.                                               1,500        83,070
                                                                     ----------
Automotive - 0.5%
   Johnson Controls, Inc.                                   1,150        72,956
                                                                     ----------
Banks - 11.9%
   AmSouth Bancorporation                                   4,700       121,729
   Associated Banc-Corp.                                    2,500        83,025
   Bank of America Corp.                                   14,000       657,860
   BB&T Corp.                                               3,150       132,458
   Comerica, Inc.                                           2,300       140,346
   Hibernia Corp. - Class A                                 3,850       113,614
   J.P. Morgan Chase & Co., Inc.                            3,600       140,436
   National City Corp.                                      3,650       137,058
   Valley National Bancorp                                  2,300        63,595
   Wells Fargo & Co.                                        4,700       292,105

                                                                     ==========
                                                                      1,882,226
                                                                     ----------
Business Services - 1.5%
   Cendant Corp.                                            3,150        73,648
   R.R. Donnelley & Sons Co.                                4,850       171,156

                                                                     ==========
                                                                        244,804
                                                                     ----------
Chemicals - 3.4%
   The Dow Chemical Co.                                     3,450       170,810
   E.I. du Pont de Nemours & Co.                            1,600        78,480
   PPG Industries, Inc.                                     2,250       153,360
   RPM International, Inc.                                  7,000       137,620

                                                                     ==========
                                                                        540,270
                                                                     ----------
Computer & Office Equipment - 2.0%
   International Business Machines Corp.                    1,500       147,870
   Pitney Bowes, Inc.                                       3,600       166,608

                                                                     ==========
                                                                        314,478
                                                                     ----------
Computer Software & Services - 1.7%
   Diebold, Inc.                                            3,150       175,549
   Microsoft Corp.                                          3,450        92,150

                                                                     ==========
                                                                        267,699
                                                                     ----------
Construction - 0.5%
   Masco Corp.                                              2,250        82,191
                                                                     ----------
Containers - 1.0%
   Sonoco Products Co.                                      5,600       166,040
                                                                     ----------
Electronics - 5.8%
   Emerson Electric Co.                                     1,150        80,615
   General Electric Co.                                    22,800       832,200

                                                                     ==========
                                                                        912,815
                                                                     ----------
Energy & Utilities - 4.8%
   Cleco Corp.                                              5,400       109,404
   Consolidated Edison, Inc.                                2,250        98,438
   Exelon Corp.                                             2,900       127,803
   Progress Energy, Inc.                                    4,050       183,222
   UGI Corp.                                                2,300        94,093
   WPS Resources Corp.                                      3,100       154,876

                                                                     ==========
                                                                        767,836
                                                                     ----------

Entertainment & Leisure - 0.6%
   The Walt Disney Co.                                      3,150    $   87,570
                                                                     ----------
Finance - 10.8%
   American Capital Strategies, Ltd.
   Citigroup, Inc.                                          1,600        53,360
                                                           14,500       698,610
   Countrywide Financial Cor                                2,300        85,123
   Doral Financial Corp.                                    2,050       100,961
   Freddie Mac                                              2,500       184,250
   The Goldman Sachs Group, Inc.                              800        83,232
   KeyCorp                                                  5,250       177,975
   Nuveen Investments - Class A                             3,650       144,066
   Protective Life Corp.                                    2,050        87,514
   Washington Mutual, Inc.                                  2,250        95,130

                                                                     ==========
                                                                      1,710,221
                                                                     ----------
Fire, Marine & Casualty
Insurance - 0.8%
   Mercury General Corp.                                    2,050       122,836
                                                                     ----------
Food & Agriculture - 1.9%
   Archer-Daniels-Midland Co.                               5,250       117,128
   H.J. Heinz Co.                                           2,050        79,930
   Supervalu, Inc.
                                                            3,150       108,737

                                                                     ==========
                                                                        305,795
                                                                     ----------
Insurance - 5.9%
   American International Group, Inc.                       1,350        88,653
   The CHUBB Corp. Cigna Corp.                              2,250       173,025
                                                            1,350       110,120
   Cincinnati Financial Corp                                2,900       128,354
   Fidelity National Financial, Inc.                        3,150       143,860
   Lincoln National Corp.                                   2,900       135,372
   Old Republic International Corp.                         3,000        75,900
   UnumProvident Corp.                                      4,250        76,245

                                                                     ==========
                                                                        931,529
                                                                     ----------
Machinery & Heavy Equipment - 0.9%
   Caterpillar, Inc.                                        1,400       136,514
                                                                     ----------
Manufacturing - 3.2%
   Brunswick Corp.
                                                            2,300       113,851
   Harley-Davidson, Inc.
                                                            1,150        69,862
   Parker-Hannifin Corp.                                    1,500       113,610
   Reynold American, Inc.                                   1,050        82,530
   The Stanley Works                                        2,500       122,475

                                                                     ==========
                                                                        502,328
                                                                     ----------
Medical Instruments & Supplies - 0.4%
   Hillenbrand Industries, Inc.                             1,150        63,871
                                                                     ----------
Metal & Mining - 0.8%
   Nucor Corp.                                              2,500       130,850
                                                                     ----------
Motor Vehicles - 0.8%
   General Motors Corp.                                     3,100       124,186
                                                                     ----------
Natural Gas Distribution - 1.2%
   National Fuel Gas Co.                                    3,150        89,271
   WGL Holdings, Inc.                                       3,100        95,604

                                                                     ==========
                                                                        184,875
                                                                     ----------
Oil & Gas - 10.4%
   Atmos Energy Corp.                                       3,450        94,359
   ChevronTexaco Corp.(b)                                  11,350       595,988
   ConocoPhillips                                           1,350       117,220
   Exxon Mobil Corp.(b)                                    16,350       838,101

                                                                     ==========
                                                                      1,645,668
                                                                     ----------

                                                                               5

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                   DIVIDEND ACHIEVERSTM PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER
                                                        OF SHARES      VALUE
                                                       ----------   -----------
COMMON STOCKS (Continued)
Paper & Forest Products - 0.5%
   Kimberly-Clark Corp.                                     1,150   $    75,681
   Neenah Paper, Inc.                                          18           592

                                                                    ===========
                                                                         76,273
                                                                    -----------
Personal Services - 0.6%
   The Servicemaster Co.                                    7,000        96,530
                                                                    -----------
Pharmaceuticals - 2.1%
   Bristol-Myers Squibb Co.                                 3,150        80,703
   Johnson & Johnson                                        1,600       101,472
   Merck & Co., Inc.                                        2,250        72,315
   Pfizer, Inc.                                             3,150        84,704

                                                                    ===========
                                                                        339,194
                                                                    -----------
Publishing & Printing - 1.4%
   Gannett Co., Inc.                                        1,050        85,785
   The McGraw-Hill Cos., Inc.                               1,500       137,310

                                                                    ===========
                                                                        223,095
                                                                    -----------
Real Estate - 5.0%
   Commercial Net Lease                                     3,850        79,310
Realty
   Federal Realty                                           2,050       105,882
Investment Trust
   General Growth
Properties, Inc.
   (REIT)                                                   4,050       146,448
   HRPT Properties Trust                                    6,650        85,320
   Kimco Realty Corp.                                       2,050       118,880
(REIT)
   Tanger Factory Outlet                                    4,500       119,070
Centers, Inc.
   United Dominion Realty
Trust, Inc.
   (REIT)                                                   5,400       133,920

                                                                    ===========
                                                                        788,830
                                                                    -----------
Restaurants - 1.9%
   McDonald's Corp.                                         9,300       298,158
                                                                    -----------
Retail Merchandising - 1.7%
   The Home Depot, Inc.                                     3,450       147,453
   The May Department Stores Co.                            4,050       119,070

                                                                    ===========
                                                                        266,523
                                                                    -----------
Semiconductors & Related Devices - 0.5%
   Linear Technology Corp.                                  2,050        79,458
                                                                    -----------
Soaps & Cosmetics - 0.4%
   The Procter & Gamble Co.                                 1,150        63,342
                                                                    -----------
Telecommunications - 4.3%
   CenturyTel, Inc.                                         2,250        79,808
   SBC Communications, Inc.                                12,850       331,144
   Verizon Communications, Inc.                             6,700       271,417

                                                                    ===========
                                                                        682,369
                                                                    -----------
Telephone Communications - 0.9%
   Alltel Corp.                                             2,500       146,900
                                                                    -----------
Tobacco - 3.0%
   Altria Group, Inc.                                       7,200       439,920
   Loews Corp. - Carolina Group                             2,050        59,348

                                                                    ===========
                                                                        499,268
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $14,863,501)                                                 15,287,536
                                                                    -----------

                                                       PAR/SHARES
                                          MATURITY       (000)         VALUE
                                         -----------   ----------   -----------
SHORT TERM INVESTMENTS - 9.8%
   Federal Home Loan Bank, Discount
      Notes
      1.00%                                 01/03/05      $1,000     $  999,931
   Galileo Money Market Fund                                 548        548,181

                                                                     ==========
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,548,112)                                                  1,548,112
                                                                     ----------

TOTAL INVESTMENTS IN SECURITIES - 106.2%
   (Cost $16,411,612(a))                  16,835,648
LIABILITIES IN EXCESS OF
   OTHER ASSETS -  (6.2)%
   (Including $1,344,456 of capital
   shares redeemed payable)                 (982,841)
                                         -----------
NET ASSETS - 100.0%                      $15,852,807
                                         ===========

----------
(a)  Cost for Federal income tax purposes is $16,416,507. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                     $446,307
     Gross unrealized depreciation                                      (27,166)
                                                                       --------
                                                                       $419,141
                                                                       ========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $312,310 on 2 long E-Mini S&P 500 futures contracts, and 1 long S&P 500 futures contract expiring March 2005. The value of such contracts on
     December 31, 2004 was $424,800, with an unrealized gain of $888 (including commissions of $7).

6

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         MID-CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   ----------
COMMON STOCKS - 99.1%
Aerospace - 1.2%
   Goodrich Corp.                                          11,900    $  388,416
                                                                     ----------
Banks - 12.9%
   Banknorth Group, Inc.                                   21,100       772,260
   Comerica, Inc.                                           7,200       439,344
   North Fork Bancorporation, Inc.(b)                      20,700       597,195
   Popular, Inc.                                           29,100       838,953
   Sovereign Bancorp, Inc.(b)                              48,200     1,086,910
   Trustmark Corp.                                          8,300       257,881
   Washington Federal, Inc.                                10,300       273,362

                                                                     ==========
                                                                      4,265,905
                                                                     ----------
Business Services - 0.9%
   Brink's Co.                                              7,400       292,448
                                                                     ----------
Chemicals - 4.1%
   Ashland, Inc.                                            6,400       373,632
   Cytec Industries, Inc.                                  15,000       771,300
   NOVA Chemicals Corp.(b)                                  4,400       208,120

                                                                     ==========
                                                                      1,353,052
                                                                     ----------
Computer Software & Services - 2.1%
   Ingram Micro, Inc. - Class A(c)                         16,400       341,120
   Tech Data Corp.(b)(c)                                    7,700       349,580

                                                                     ==========
                                                                        690,700
                                                                     ----------
Containers - 2.5%
   Packaging Corp. of America                              17,600       414,480
   Sonoco Products Co.                                     14,400       426,960

                                                                     ==========
                                                                        841,440
                                                                     ----------
Electronics - 0.6%
   Amphenol Corp.(c)                                        5,400       198,396
                                                                     ----------
Energy & Utilities - 6.3%
   Constellation Energy Group, Inc.                        11,600       507,036
   PPL Corp.                                                6,800       362,304
   Reliant Energy, Inc.(c)                                 48,100       656,565
   Wisconsin Energy Corp.                                  16,800       566,328

                                                                     ==========
                                                                      2,092,233
                                                                     ----------
Entertainment & Leisure - 3.0%
   Gaylord Entertainment Co.(c)                            12,200       506,666
   Kerzner International Ltd.(b)(c)                         8,200       492,410

                                                                     ==========
                                                                        999,076
                                                                     ----------
Finance - 6.8%
   Affiliated Managers Group, Inc.(b)(c)                   10,500       711,270
   The Bear Stearns Cos., Inc.(b)                           3,300       337,623
   CIT Group, Inc.                                         12,700       581,914
   Indymac Bancorp, Inc.                                    9,200       316,940
   Jackson Hewitt Tax Service, Inc.                        11,600       292,900

                                                                     ==========
                                                                      2,240,647
                                                                     ----------
Food & Agriculture - 2.9%
   Dean Foods Co.(c)                                       10,800       355,860
   Del Monte Foods Co.(c)                                  36,600       403,332
   The J. M. Smucker Co.                                    4,200       197,694

                                                                     ==========
                                                                        956,886
                                                                     ----------
Insurance - 8.6%
   Allmerica Financial Corp.(c)                            22,900       751,807
   Fidelity National Financial, Inc.                       10,600       484,102
   Montpelier Re Holdings Ltd.                             13,800       530,610
   Radian Group, Inc.                                      11,200    $  596,288
   RenaissanceRe Holdings Ltd.                              9,500       494,760

                                                                     ==========
                                                                      2,857,567
                                                                     ----------
Manufacturing - 9.4%
   The Black & Decker Corp.(b)                              4,400       388,652
   Briggs & Stratton Corp.(b)                              18,800       781,704
   Brunswick Corp.                                          7,400       366,300
   ITT Industries, Inc.                                     5,500       464,475
   Rinker Group Ltd. - ADR(b)                               6,000       498,420
   Thor Industries, Inc.                                   10,100       374,205
   Timken Co.                                               9,800       254,996

                                                                     ==========
                                                                      3,128,752
                                                                     ----------
Medical & Medical Services - 5.0%
   Apria Healthcare Group, Inc.(c)                         21,700       715,015
   DaVita, Inc.(c)                                          9,700       383,441
   Laboratory Corp. of America
      Holdings(b)(c)                                        9,500       473,290
   LifePoint Hospitals, Inc.(c)                             3,900       135,798

                                                                     ==========
                                                                      1,707,544
                                                                     ----------
Medical Instruments & Supplies - 2.6%
   Fisher Scientific International, Inc.(c)                13,600       848,368
                                                                     ----------
Metal & Mining - 3.2%
   Foundation Coal Holdings, Inc.(c)                       15,700       362,042
   Peabody Energy Corp.(b)                                  8,700       703,917

                                                                     ==========
                                                                      1,065,959
                                                                     ----------
Oil & Gas - 5.2%
   Airgas, Inc.                                             7,100       188,221
   EOG Resources, Inc.                                      5,000       356,800
   Magnum Hunter Resources, Inc.(c)                        52,000       670,800
   Oneok, Inc.                                             18,100       514,402

                                                                     ==========
                                                                      1,730,223
                                                                     ----------
Personal Services - 1.0%
   Service Corp. International(c)                          44,600       332,270
                                                                     ----------
Pharmaceuticals - 4.2%
   Mylan Laboratories, Inc.(b)                             18,000       318,240
   Par Pharmaceutical Cos., Inc.(b)(c)                      6,700       277,246
   Watson Pharmaceuticals, Inc.(c)                         24,100       790,721

                                                                     ==========
                                                                      1,386,207
                                                                     ----------
Plastics - 1.2%
   Newell Rubbermaid, Inc.                                 16,600       401,554
                                                                     ----------
Publishing & Printing - 1.0%
   Pulitzer, Inc.                                           5,300       343,705
                                                                     ----------
Retail Merchandising - 9.3%
   Dillard's, Inc. - Class A                               21,000       564,270
   Federated Department Stores, Inc.                        9,700       560,563
   Jarden Corp.(c)                                         19,500       847,080
   Polo Ralph Lauren Corp.                                  5,000       213,000
   Regis Corp.                                             19,200       886,080

                                                                     ==========
                                                                      3,070,993
                                                                     ----------
Semiconductors & Related Devices - 2.3%
   Cymer, Inc.(c)                                           7,600       224,504
   Novellus Systems, Inc.(b)(c)                             8,500       237,065

                                                                               7

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (Continued)
Semiconductors & Related Devices (Continued)
   Teradyne, Inc.(c)                                       17,800   $   303,846

                                                                    ===========
                                                                        765,415
                                                                    -----------
Transportation - 2.8%
   Laidlaw International, Inc.(c)                          42,700       913,780
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $27,648,488)                                                32,871,536
                                                                    -----------

                                                       PAR/SHARES
                                            MATURITY      (000)         VALUE
                                            --------   ----------   ------------
SHORT TERM INVESTMENTS - 8.9%
   Bank of America, Time Deposit
      1.50%(d)                              01/03/05     $  138         138,139
   Merrill Lynch, Variable Rate Master
      Notes
      2.38%(d)(e)                           01/03/05      1,491       1,490,733
   Morgan Stanley, Floating Rate Notes
      2.33%(d)(e)                           01/03/05        295         294,610
   SE Banken, Certificate of Deposit
      2.35%(e)                              01/28/05          3           2,912
   Banco Santander Puerto Rico,
      Certificate of Deposit
      2.32%(d)                              01/07/05         10          10,345
   Goldman Sachs, Floating Rate Notes
      2.33%(d)(e)                           01/03/05        271         271,100
   Institutional Money Market Trust(d)                      733         732,640

                                                                    ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $2,940,479)                                                  2,940,479
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES - 108.0%
   (Cost $30,588,967(a))                                             35,812,015
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.0)%
   (Including $2,940,479 of payable
   upon return of securities loaned)                                 (2,649,435)
                                                                    -----------
NET ASSETS - 100.0%                                                 $33,162,580
                                                                    ===========
----------
(a)  Cost for Federal income tax purposes is $30,833,278. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $5,175,316
     Gross unrealized depreciation                                     (196,579)
                                                                     ----------
                                                                     $4,978,737
                                                                     ==========
(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities purchased with the cash proceeds from securities loaned.
(e)  Rates shown are the rates as of December 31, 2004.

8

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         MID-CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS - 106.1%
Advertising - 0.9%
   Lamar Advertising Co.(b)(c)                             23,900   $ 1,022,442
                                                                    -----------
Banks - 0.0%
   Dime Bancorp, Inc. - Warrants
      (expiring 11/22/05)(c)                               57,900        11,001
                                                                    -----------
Broadcasting - 3.9%
   Cablevision Systems New York
      Group - Class A(b)(c)                                39,600       986,040
   Citadel Broadcasting Co.(c)                            130,100     2,105,018
   Entercom Communications Corp.(c)                        41,700     1,496,613

                                                                    ===========
                                                                      4,587,671
                                                                    -----------
Business Services - 7.6%
   ChoicePoint, Inc.(c)                                    32,100     1,476,279
   Fluor Corp.(b)                                          41,000     2,234,910
   Manpower, Inc.                                          60,700     2,931,810
   SEI Investments Co.                                     55,600     2,331,308

                                                                    ===========
                                                                      8,974,307
                                                                    -----------
Computer Software & Services - 15.9%
   BEA Systems, Inc.(b)(c)                                221,500     1,962,490
   The BISYS Group, Inc.(c)                               213,696     3,515,299
   Ceridian Corp.(c)                                      150,000     2,742,000
   Cognizant Technology Solutions
      Corp.(c)                                             46,600     1,972,578
   DST Systems, Inc.(b)(c)                                 51,800     2,699,816
   GTECH Holdings Corp.(b)                                115,300     2,992,035
   McAfee, Inc.(c)                                         43,500     1,258,455
   MicroStrategy, Inc. - Warrants
      (expiring 06/24/07)(c)(d)                                13             1
   Siebel Systems, Inc.(c)                                156,600     1,644,300

                                                                    ===========
                                                                     18,786,974
                                                                    -----------
Containers - 1.9%
   Smurfit-Stone Container Corp.(c)                       121,600     2,271,488
                                                                    -----------
Electronics - 1.4%
   Intersil Corp. - Class A(b)                             98,500     1,648,890
                                                                    -----------
Entertainment & Leisure - 3.6%
   Hilton Hotels Corp.                                    101,600     2,310,384
   Regal Entertainment Group - Class
      A(b)                                                 40,000       830,000
   Station Casinos, Inc.(b)                                19,900     1,088,132

                                                                    ===========
                                                                      4,228,516
                                                                    -----------
Food & Agriculture - 1.7%
   Dean Foods Co.(b)(c)                                    61,900     2,039,605
                                                                    -----------
Insurance - 1.8%
   Willis Group Holdings Ltd.(b)                           51,700     2,128,489
                                                                    -----------
Manufacturing - 3.2%
   Brunswick Corp.                                         51,000     2,524,500
   Energizer Holdings, Inc.(b)(c)                          28,600     1,421,134

                                                                    ===========
                                                                      3,945,634
                                                                    -----------
Medical & Medical Services - 7.9%
   Laboratory Corp. of America
      Holdings(b)(c)                                       33,500     1,668,970
   Omnicare, Inc.(b)                                       73,100     2,530,722
   Triad Hospitals, Inc.(c)                                36,875     1,372,119
   Universal Health Services, Inc. -
     Class B                                               29,500     1,312,750
   Wellpoint, Inc.(c)                                      21,000     2,415,000

                                                                    ===========
                                                                      9,299,561
                                                                    -----------
Medical Instruments & Supplies - 9.9%
   Alcon, Inc.                                             34,300   $ 2,764,580
   C.R. Bard, Inc.                                         27,100     1,733,858
   St. Jude Medical, Inc.(c)                               72,400     3,035,732
   Varian Medical Systems, Inc.(b)(c)                      49,400     2,136,056
   Zimmer Holdings, Inc.(b)(c)                             25,200     2,019,024

                                                                    ===========
                                                                     11,689,250
                                                                    -----------
Oil & Gas - 7.8%
   BJ Services Co.(b)                                      18,400       856,336
   ENSCO International, Inc.                               45,500     1,444,170
   Nabors Industries Ltd.(b)(c)                            31,611     1,621,328
   Patterson-UTI Energy, Inc.(b)                           93,200     1,812,740
   Pioneer Natural Resources Co.(b)                        59,800     2,098,980
   Talisman Energy, Inc. - ADR                             53,000     1,428,880

                                                                    ===========
                                                                      9,262,434
                                                                    -----------
Paper & Forest Products - 0.9%
   Pactiv Corp.(c)                                         40,300     1,019,187
                                                                    -----------
Pharmaceuticals - 11.5%
   Allergan, Inc.(b)                                       25,000     2,026,750
   AmerisourceBergen Corp.(b)                              22,200     1,302,696
   Celgene Corp.(b)(c)                                     80,600     2,138,318
   Endo Pharmaceuticals Holdings,
      Inc.(c)                                             104,700     2,200,794
   Gilead Sciences, Inc.(c)                                61,700     2,158,883
   Par Pharmaceutical Cos., Inc.(b)(c)                     54,600     2,259,348
   Shire Pharmaceuticals Group PLC -
      ADR                                                  48,356     1,544,974

                                                                    ===========
                                                                     13,631,763
                                                                    -----------
Restaurants - 1.8%
   Outback Steakhouse, Inc.                                30,700     1,405,446
   Wendy's International, Inc.                             17,600       690,976

                                                                    ===========
                                                                      2,096,422
                                                                    -----------
Retail Merchandising - 12.8%
   Abercrombie & Fitch Co. - Class A                       60,100     2,821,695
   Dollar General Corp.                                   105,596     2,193,229
   Limited Brands(b)                                      122,040     2,809,361
   Reebok International Ltd.                               41,500     1,826,000
   Staples, Inc.                                           94,000     3,168,740
   Williams-Sonoma, Inc.(b)(c)                             67,400     2,361,696

                                                                    ===========
                                                                     15,180,721
                                                                    -----------
Semiconductors & Related Devices - 6.4%
   AMIS Holdings, Inc.(c)                                  15,900       262,668
   Fairchild Semiconductor International,
      Inc.(c)                                             109,100     1,773,966
   National Semiconductor Corp.(b)                        154,156     2,767,100
   Novellus Systems, Inc.(b)(c)                            47,000     1,310,830
   NVIDIA Corp.(c)                                         31,900       751,564
   Teradyne, Inc.(b)(c)                                    40,000       682,800

                                                                    ===========
                                                                      7,548,928
                                                                    -----------
Telecommunications - 4.6%
   Amdocs Ltd.(b)(c)                                       99,900     2,622,375
   Andrew Corp.(b)(c)                                      83,900     1,143,557
   Harris Corp.(b)                                         27,000     1,668,330

                                                                    ===========
                                                                      5,434,262
                                                                    -----------

                                                                               9

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   -------------
COMMON STOCKS (Continued)
Waste Management - 0.6%
   Stericycle, Inc.(b)(c)                                 18,800   $    863,860
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $85,968,096)                                               125,671,405
                                                                   ------------

                                                      PAR/SHARES
                                           MATURITY     (000)          VALUE
                                           --------   ----------   -------------
SHORT TERM INVESTMENTS - 14.2%
   Bank of America, Time Deposit
      1.50%(e)                             01/03/05     $  718          717,695
   Citigroup, Commercial Paper
      2.30%(e)                             01/10/05        902          902,427
   Foreningssparbanken AB, Floating
      Rate Notes
      2.36%(e)(f)                          01/18/05      1,540        1,540,037
   Merrill Lynch, Variable Rate Master
      Notes
      2.38%(e)(f)                          01/03/05         29           29,270
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                          01/03/05      2,487        2,486,737
   SE Banken, Certificate of Deposit
      2.35%(e)                             01/28/05      1,119        1,118,845
   Canadian Imperial Bank International,
      Certificate of Deposit
      2.37%(e)                             01/31/05      1,291        1,291,146
      1.72%(e)                             05/25/05      1,621        1,621,362
   Goldman Sachs, Floating Rate Notes
      2.33%(e)(f)                          01/03/05      2,209        2,209,266
   Institutional Money Market Trust(e)                   4,872        4,872,073

                                                                   ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $16,788,858)                                                16,788,858
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES - 120.3%
   (Cost $102,756,954(a))                                           142,460,263
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.3)%
   (Including $16,788,858 of payable
   upon return of securities loaned)                                (24,031,461)
                                                                   ------------
NET ASSETS - 100.0%                                                $118,428,802
                                                                   ============

----------
(a)  Cost for Federal income tax purposes is $94,862,724. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $51,684,518
     Gross unrealized depreciation                                   (4,086,979)
                                                                    -----------
                                                                    $47,597,539
                                                                    ===========
(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, this security had a total market value of $1 which represents less than 0.01% of net assets.
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Rates shown are the rates as of December 31, 2004.

10

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                          NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   -----------
COMMON STOCKS - 104.3%
Banks - 12.2%
   Central Pacific Financial Corp.                        44,155    $ 1,597,086
   First Niagara Financial Group, Inc.(b)                146,600      2,045,070
   Flagstar Bancorp, Inc.(b)                              53,900      1,218,140
   Gold Banc Corp., Inc.                                 143,300      2,095,046
   Oriental Financial Group, Inc.                         81,180      2,298,206
   Provident Bankshares Corp.                             30,800      1,120,196
   Sterling Financial Corp.(c)                            55,350      2,173,041
   Trustmark Corp.                                        60,700      1,885,949
   Washington Federal, Inc.                               71,800      1,905,572

                                                                    ===========
                                                                     16,338,306
                                                                    -----------
Business Services - 4.2%
   Brink's Co.                                            28,900      1,142,128
   Digitas, Inc.(c)                                      150,000      1,432,500
   Handleman Co.                                         144,200      3,097,416

                                                                    ===========
                                                                      5,672,044
                                                                    -----------
Chemicals - 3.1%
   Cytec Industries, Inc.                                 56,500      2,905,230
   Olin Corp.                                             58,400      1,285,968

                                                                    ===========
                                                                      4,191,198
                                                                    -----------
Computer Software & Services - 2.5%
   EarthLink, Inc.(b)(c)                                 104,200      1,200,384
   Ingram Micro, Inc. - Class A(c)                        50,400      1,048,320
   Polycom, Inc.(c)                                       45,800      1,068,056

                                                                    ===========
                                                                      3,316,760
                                                                    -----------
Construction - 2.7%
   Washington Group International, Inc.(c)                87,800      3,621,750
                                                                    -----------
Containers - 1.0%
   Packaging Corp. of America(b)                          55,400      1,304,670
                                                                    -----------
Energy & Utilities - 1.2%
   Northwestern Corp.(c)                                  58,300      1,632,400
                                                                    -----------
Entertainment & Leisure - 5.6%
   Gaylord Entertainment Co.(b)(c)                        58,800      2,441,964
   Great Wolf Resorts, Inc.(c)                            74,600      1,666,564
   Kerzner International Ltd.(b)(c)                       29,900      1,795,495
   MTR Gaming Group, Inc.(c)                             155,800      1,645,248

                                                                    ===========
                                                                      7,549,271
                                                                    -----------
Finance - 5.7%
   Affiliated Managers Group, Inc.(b)(c)                  43,100      2,919,594
   Indymac Bancorp, Inc.(b)                               57,400      1,977,430
   Irwin Financial Corp.                                  46,900      1,331,491
   Jackson Hewitt Tax Service, Inc.                       54,900      1,386,225

                                                                    ===========
                                                                      7,614,740
                                                                    -----------
Food & Agriculture - 4.4%
   Del Monte Foods Co.(c)                                138,000      1,520,760
   Hain Celestial Group, Inc.(c)                          81,500      1,684,605
   NBTY, Inc.(c)                                          40,000        960,400
   Ralcorp Holdings, Inc.                                 41,300      1,731,709

                                                                    ===========
                                                                      5,897,474
                                                                    -----------
Furniture - 5.0%
   Aaron Rents, Inc.(b)                                   37,100        927,500
   Ethan Allen Interiors, Inc.(b)                         26,600      1,064,532
   Walter Industries, Inc.                               140,300      4,732,319

                                                                    ===========
                                                                      6,724,351
                                                                    -----------
Insurance - 4.2%
   Allmerica Financial Corp.(c)                           66,500    $ 2,183,195
   Aspen Insurance Holdings Ltd.                          41,900      1,027,388
   Max Re Capital Ltd.                                    29,900        637,767
   Montpelier Re Holdings Ltd.                            45,400      1,745,630

                                                                    ===========
                                                                      5,593,980
                                                                    -----------
Machinery & Heavy Equipment - 2.8%
   Axcelis Technologies, Inc.(c)                         133,600      1,086,168
   K2, Inc.(c)                                           118,600      1,883,368
   Kennametal, Inc.                                       11,600        577,332

                                                                    ===========
                                                                      3,546,868
                                                                    -----------
Manufacturing - 8.8%
   Actuant Corp. - Class A(c)                             35,200      1,835,680
   Aptargroup, Inc.                                       26,000      1,372,280
   Briggs & Stratton Corp.(b)                             62,700      2,607,066
   Crown Holdings, Inc.(c)                               125,300      1,721,622
   Fleetwood Enterprises, Inc.(b)(c)                     171,600      2,309,736
   Lennox International, Inc.                             42,400        862,840
   Timken Co.(b)                                          41,400      1,077,228

                                                                    ===========
                                                                     11,786,452
                                                                    -----------
Medical & Medical Services - 4.0%
   Apria Healthcare Group, Inc.(b)(c)                     90,700      2,988,565
   DJ Orthopedics, Inc.(c)                               111,900      2,396,898

                                                                    ===========
                                                                      5,385,463
                                                                    -----------
Medical Instruments & Supplies - 2.4%
   Ocular Sciences, Inc.(c)                               28,169      1,380,563
   Sybron Dental Specialties, Inc.(c)                     51,100      1,807,918

                                                                    ===========
                                                                      3,188,481
                                                                    -----------
Metal & Mining - 1.1%
   Foundation Coal Holdings, Inc.(c)                      64,600      1,489,676
                                                                    -----------
Motor Vehicles & Car Bodies - 1.6%
   Oshkosh Truck Corp.                                    28,500      1,948,830
                                                                    -----------
Oil & Gas - 8.5%
   AGL Resources, Inc.                                    53,500      1,778,340
   Airgas, Inc.                                           73,800      1,956,438
   Energen Corp.                                          25,500      1,503,225
   Magnum Hunter Resources, Inc.(b)(c)                   215,600      2,781,240
   Oneok, Inc.(b)                                         66,300      1,884,246
   Whiting Petroleum Corp.(c)                             47,700      1,442,925

                                                                    ===========
                                                                     11,346,414
                                                                    -----------
Pharmaceuticals - 0.8%
   Par Pharmaceutical Cos., Inc.(b)(c)                    27,000      1,117,260
                                                                    -----------
Publishing & Printing - 3.8%
   Banta Corp.                                            48,200      2,157,432
   Pulitzer, Inc.                                         33,800      2,191,930
   Scholastic Corp.(c)                                    20,000        739,200

                                                                    ===========
                                                                      5,088,562
                                                                    -----------
Real Estate - 2.9%
   Sunstone Hotel Investors, Inc. (REIT)                 102,300      2,125,794
   U-Store-It-Trust                                       98,900      1,715,915

                                                                    ===========
                                                                      3,841,709
                                                                    -----------
Restaurants - 1.0%
   CKE Restauarants, Inc.(c)                              64,200        931,542

                                                                              11

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
COMMON STOCKS (Continued)
Restaurants (Continued)
   O'Charley's, Inc.(c)                                   24,100   $    471,155

                                                                   ============
                                                                      1,402,697
                                                                   ------------
Retail Merchandising - 9.0%
   AnnTaylor Stores Corp.(b)(c)                           44,400        955,932
   Dillard's, Inc. - Class A(b)                           82,900      2,227,523
   Jarden Corp.(b)(c)                                     56,800      2,467,392
   Jo-Ann Stores, Inc.(c)                                 39,600      1,090,584
   Regis Corp.                                            64,100      2,958,215
   Saks, Inc.(b)(c)                                       78,600      1,140,486
   The Sports Authority, Inc.(c)                          49,100      1,264,325

                                                                   ============
                                                                     12,104,457
                                                                   ------------
Semiconductors & Related Devices - 1.6%
   Brooks Automation, Inc.(c)                             71,800      1,236,396
   Cymer, Inc.(c)                                         31,800        939,372

                                                                   ============
                                                                      2,175,768
                                                                   ------------
Soaps & Cosmetics - 0.8%
   NU Skin Enterprises, Inc.                              42,400      1,076,112
                                                                   ------------
Telecommunications - 0.8%
   General Communication, Inc. - Class A(c)              101,200      1,117,248
                                                                   ------------
Transportation - 2.6%
   Laidlaw International, Inc.(c)                        163,100      3,490,340
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $113,625,804)                                              139,563,281
                                                                   ------------

                                                      PAR/SHARES
                                           MATURITY      (000)         VALUE
                                           --------   ----------   ------------
SHORT TERM INVESTMENTS - 20.1%
   Bank of America, Time Deposit
   1.50%(d)                                01/03/05     $   124         124,065
   Merrill Lynch, Variable Rate
Master Notes
   2.38%(d)(e)                             01/03/05       1,448       1,448,172
   Goldman Sachs, Floating Rate Notes
   2.33%(d)(e)                             01/03/05       1,072       1,072,263
   Institutional Money Market Trust(d)                   24,255      24,255,491

                                                                   ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $26,899,991)                                                26,899,991
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES - 124.4%
   (Cost $140,525,795(a))                                           166,463,272
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.4)%
   (Including $26,899,991 of payable upon return of
   securities loaned)                                               (32,665,968)
                                                                   ------------
NET ASSETS - 100.0%                                                $133,797,304
                                                                   ============

----------
(a)  Cost for Federal income tax purposes is $118,821,722. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $48,324,073
     Gross unrealized depreciation                                     (682,523)
                                                                    -----------
                                                                    $47,641,550
                                                                    ===========

(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities purchased with the cash proceeds from securities loaned.
(e)  Rates shown are the rates as of December 31, 2004.

12

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         SMALL CAP CORE EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.3%
Aerospace - 0.9%
   DRS Technologies, Inc.(b)                                3,350    $  143,078
                                                                     ----------
Banks - 8.3%
   Berkshire Hills Bancorp, Inc.                            4,300       159,745
   Central Pacific Financial Corp.                          6,200       224,254
   Gold Banc Corp., Inc.                                   14,200       207,604
   Main Street Banks, Inc.                                  7,000       244,510
   NewAlliance Bancshares, Inc.                            10,400       159,120
   Oriental Financial Group, Inc.                           7,095       200,859
   WSFS Financial Corp.                                     2,500       150,800

                                                                     ==========
                                                                      1,346,892
                                                                     ----------
Broadcasting - 3.4%
   Alliance Atlantis Communications, Inc.(b)                6,000       164,880
   Cumulus Media, Inc. - Class A(b)                         9,600       144,768
   Gray Television, Inc.                                    7,550       117,025
   Spanish Broadcasting System, Inc. - Class A(b)          12,150       128,304

                                                                     ==========
                                                                        554,977
                                                                     ----------
Business Services - 9.2%
   Aviall, Inc.(b)                                          8,700       199,839
   Digitas, Inc.(b)                                        27,050       258,329
   Gevity HR, Inc.                                          8,100       166,536
   Labor Ready, Inc.(b)                                     9,700       164,124
   Navigant Consulting, Inc.(b)                            12,500       332,500
   Tetra Tech, Inc.(b)                                     10,100       169,074
   Watson Wyatt & Co. Holdings                              7,700       207,515

                                                                     ==========
                                                                      1,497,917
                                                                     ----------
Chemicals - 0.8%
   Cytec Industries, Inc.                                   3,000       154,260
                                                                     ----------
Computer Software & Services - 6.1%
   Ascential Software Corp.(b)                              9,950       162,284
   Borland Software Corp.(b)                               14,950       174,617
   EarthLink, Inc.(b)                                       6,500        74,881
   O2Micro International Ltd.(b)                           14,650       167,596
   Progress Software Corp.(b)                               8,300       193,805
   TIBCO Software, Inc.(b)                                 16,700       222,778

                                                                     ==========
                                                                        995,961
                                                                     ----------
Construction - 2.7%
   Chicago Bridge & Iron Co. N.V. - ADR                     5,650       226,000
   URS Corp.(b)                                             6,500       208,650

                                                                     ==========
                                                                        434,650
                                                                     ----------
Electronics - 2.0%
   Cubic Corp.                                              6,000       151,020
   TiVo, Inc.(b)                                            9,450        55,472
   TTM Technologies, Inc.(b)                               10,250       120,950

                                                                     ==========
                                                                        327,442
                                                                     ----------
Entertainment & Leisure - 7.7%
   Eagle Hospitality Properties Trust, Inc.                17,400       179,221
   Gaylord Entertainment Co.(b)                             5,900       245,027
   Kerzner International Ltd.(b)                            4,400       264,220
   MTR Gaming Group, Inc.(b)                               21,950       231,792
   Orient Express Hotels Ltd. - Class A                     9,450       194,386
   Scientific Games Corp. - Class A(b)                      5,900       140,656

                                                                     ==========
                                                                      1,255,302
                                                                     ----------
Food & Agriculture - 1.7%
   John B. Sanfilippo & Son, Inc.(b)                        4,500    $  116,010
   NBTY, Inc.(b)                                            6,650       159,666

                                                                     ==========
                                                                        275,676
                                                                     ----------
Furniture - 1.0%
   Aaron Rents, Inc.                                        6,187       154,675
                                                                     ----------
Insurance - 2.6%
   Allmerica Financial Corp.(b)                             4,250       139,528
   Max Re Capital Ltd.                                      6,500       138,644
   PXRE Group Ltd.                                          5,400       136,134

                                                                     ==========
                                                                        414,306
                                                                     ----------
Machinery & Heavy Equipment - 2.9%
   Albany International Corp. - Class A                     4,850      170,526
   K2, Inc.(b)                                             18,450      292,986

                                                                     ==========
                                                                        463,512
                                                                     ----------
Manufacturing - 4.3%
   Aptargroup, Inc.                                         3,900       205,841
   Fleetwood Enterprises, Inc.(b)                          15,400       207,284
   Lennox International, Inc.                               3,300        67,155
   Roper Industries, Inc.                                   3,550       215,734

                                                                     ==========
                                                                        696,014
                                                                     ----------
Medical & Medical Services - 7.3%
   Accredo Health, Inc.(b)                                  6,650       184,338
   Charles River Laboratories
   International, Inc.(b)                                   3,660       168,397
   DJ Orthopedics, Inc.(b)                                 11,850       253,827
   LCA-Vision, Inc.                                         7,200       168,408
   Orchid Biosciences, Inc.(b)                             16,800       193,200
   Pediatrix Medical Group, Inc.(b)                         2,400       153,720
   VCA Antech, Inc.(b)                                      3,050        59,780

                                                                     ==========
                                                                      1,181,670
                                                                     ----------
Medical Instruments & Supplies - 5.0%
   Hologic, Inc.(b)                                        11,000       302,170
   Intralase Corp.(b)                                       7,650       179,622
   Sybron Dental Specialties, Inc.(b)                       4,700       166,286
   Wright Medical Group, Inc.(b)                            5,550       158,175

                                                                     ==========
                                                                        806,253
                                                                     ----------
Metal & Mining - 0.8%
   Hexel Corp.(b)                                          10,500       152,250
                                                                     ----------
Oil & Gas - 7.2%
   Airgas, Inc.                                             7,550       200,150
   Energen Corp.                                            1,950       114,952
   Harvest Natural Resources, Inc.(b)                      12,450       215,012
   KCS Energy, Inc.(b)                                     10,100       149,278
   Magnum Hunter Resources, Inc.(b)                        21,150       272,835
   Range Resources Corp.                                    4,200        85,932
   Tidewater, Inc.                                          3,700       131,757

                                                                     ==========
                                                                      1,169,916
                                                                     ----------
Personal Services - 1.9%
   Laureate Education, Inc.(b)                              7,050       310,834
                                                                     ----------
Pharmaceuticals - 3.8%
   Angiotech Pharmaceuticals, Inc.(b)                       3,650        67,342
   Ligand Pharmaceuticals, Inc. - Class B(b)               13,150       153,066
   Nabi Biopharmaceuticals(b)                               3,700        54,205
   Par Pharmaceutical Cos., Inc.(b)                         4,600       190,348

                                                                              13

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   SMALL CAP CORE EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   -----------
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
   Valeant Pharmaceuticals International                   5,900    $   155,465

                                                                    ===========
                                                                        620,426
                                                                    -----------
Publishing & Printing - 0.8%
   Banta Corp.                                             2,750        123,090
                                                                    -----------
Real Estate - 1.2%
   LaSalle Hotel Properties                                5,950        189,388
                                                                    -----------
Restaurants - 0.8%
   Texas Roadhouse, Inc. - Class A(b)                      4,500        132,975
                                                                    -----------
Retail Merchandising - 6.7%
   99 Cents Only Stores(b)                                11,850        191,496
   Jarden Corp.(b)                                         7,650        332,316
   Jos. A. Bank Clothiers, Inc.(b)                         6,450        182,535
   Paxar Corp.(b)                                          8,350        185,120
   The Sports Authority, Inc.(b)                           5,200        133,900
   Too, Inc.(b)                                            2,550         62,373

                                                                    ===========
                                                                      1,087,740
                                                                    -----------
Semiconductors & Related Devices - 2.2%
   Integrated Device Technology, Inc.(b)                  12,700        146,812
   Rudolph Technologies, Inc.(b)                          11,850        203,464

                                                                    ===========
                                                                        350,276
                                                                    -----------
Soaps & Cosmetics - 1.9%
   NU Skin Enterprises, Inc.                              12,250        310,905
                                                                    -----------
Telecommunications - 1.8%
   Arris Group, Inc.(b)                                   19,300        135,872
   General Communication, Inc. - Class
      A(b)                                                13,950        154,008

                                                                    ===========
                                                                        289,880
                                                                    -----------
Transportation - 1.3%
   SCS Transportation, Inc.(b)                             8,750        204,488
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $13,815,966)                                                15,644,753
                                                                    -----------

                                                         PAR/SHARES
                                              MATURITY      (000)       VALUE
                                              --------   ----------   ---------
SHORT TERM INVESTMENTS - 2.5%
   Freddie Mac, Discount Notes
      2.22%                                   01/10/05      $200      $199,889
   Galileo Money Market Fund                                 204       203,855

                                                                      ========
TOTAL SHORT TERM INVESTMENTS
   (Cost $403,744)                                                     403,744
                                                                      --------

TOTAL INVESTMENTS IN SECURITIES -  98.8%
   (Cost $14,219,710(a))                                             16,048,497
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.2%                                                   191,501
                                                                    -----------
NET ASSETS - 100.0%                                                 $16,239,998
                                                                    ===========

----------
(a)  Cost for Federal income tax purposes is $14,244,026. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $1,922,413
     Gross unrealized depreciation                                     (117,942)
                                                                     ----------
                                                                     $1,804,471
                                                                     ==========

(b)  Non-income producing security.

14

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.0%
Aerospace - 0.8%
   Herley Industries, Inc.(b)                              213,749   $ 4,347,655
   TIMCO Aviation Services, Inc. -
      Warrants (expiring 02/28/07)(b)(c)                       692             7

                                                                     ===========
                                                                       4,347,662
                                                                     -----------
Air Transportation - 0.8%
   ExpressJet Holdings, Inc.(b)                            333,600     4,296,768
                                                                     -----------
Broadcasting - 2.7%
   Radio One, Inc. - Class D(b)                            428,600     6,909,032
   Spanish Broadcasting System, Inc. - Class A(b)          729,700     7,705,632

                                                                     ===========
                                                                      14,614,664
                                                                     -----------
Business Services - 18.1%
   CDI Corp.                                               277,000     5,922,260
   The Corporate Executive Board Co.(d)                     26,686     1,786,361
   DiamondCluster International, Inc.(b)                   470,500     6,742,265
   Digitas, Inc.(b)                                      1,546,710    14,771,080
   Gevity HR, Inc.                                         125,400     2,578,224
   Global Payments, Inc.                                    97,300     5,695,942
   Heidrick & Struggles International, Inc.(b)(d)          252,034     8,637,205
   Jacobs Engineering Group, Inc.(b)                       121,000     5,782,590
   Labor Ready, Inc.(b)                                    163,004     2,758,028
   Learning Tree International, Inc.(b)                    283,207     3,794,974
   MPS Group, Inc.(b)                                      558,911     6,852,249
   Navigant Consulting, Inc.(b)                            462,400    12,299,840
   Tetra Tech, Inc.(b)                                     217,700     3,644,298
   The Titan Corp.(b)(d)                                   370,800     6,006,960
   Watson Wyatt & Co. Holdings                             336,800     9,076,760

                                                                     ===========
                                                                      96,349,036
                                                                     -----------
Chemicals - 0.9%
   Agrium, Inc.                                            296,400     4,994,340
                                                                     -----------
Computer & Office Equipment - 0.6%
   Answerthink Consulting Group, Inc.(b)                   648,600     3,022,476
                                                                     -----------
Computer Software & Services - 15.2%
   Advanced Digital Information Corp.(b)                   701,700     7,031,034
   Ascential Software Corp.(b)                             388,600     6,338,066
   The BISYS Group, Inc.(b)                                563,198     9,264,607
   Borland Software Corp.(b)(d)                            975,200    11,390,336
   Iomega Corp.(b)                                       1,304,900     7,229,146
   Lawson Software, Inc.(b)                                554,121     3,806,811
   McDATA Corp. - Class A(b)(d)                          1,781,478    10,617,610
   MicroStrategy, Inc. - Warrants
      (expiring 06/24/07)(b)(c)                                638            57
   Progress Software Corp.(b)                              228,700     5,340,145
   SkillSoft PLC - ADR(b)                                1,008,730     5,699,324
   SonicWALL, Inc.(b)                                    1,289,800     8,151,536
   Take-Two Interactive Software, Inc.(b)(d)                81,900     2,849,301
   Verity, Inc.(b)                                         251,500     3,299,680

                                                                     ===========
                                                                      81,017,653
                                                                     -----------
Electronics - 1.3%
   TiVo, Inc.(b)(d)                                      1,167,000     6,850,290
                                                                     -----------
Entertainment & Leisure - 3.1%
   Argosy Gaming Co.(b)(d)                                  90,906     4,245,310
   Scientific Games Corp. - Class A(b)                     257,800     6,145,952
   Vail Resorts, Inc.(b)                                   271,400   $ 6,084,788

                                                                     ===========
                                                                      16,476,050
                                                                     -----------
Finance - 0.6%
   Affiliated Managers Group, Inc.(b)(d)                    50,300     3,407,322
                                                                     -----------
Insurance - 0.4%
   Platinum Underwriters Holdings Ltd.                      74,600     2,320,060
                                                                     -----------
Machinery & Heavy Equipment - 2.5%
   Bucyrus International, Inc. - Class A                   124,900     5,075,936
   Flowserve Corp.(b)                                      293,800     8,091,252

                                                                     ===========
                                                                      13,167,188
                                                                     -----------
Manufacturing - 4.4%
   Actuant Corp. - Class A(b)(d)                            60,400     3,149,860
   Advanced Medical Optics, Inc.(b)                        168,200     6,919,748
   Quanex Corp.                                             71,200     4,882,184
   Wilson Greatbatch Technologies, Inc.(b)                 384,000     8,609,280

                                                                     ===========
                                                                      23,561,072
                                                                     -----------
Medical & Medical Services - 5.9%
   Accredo Health, Inc.(b)(d)                              165,300     4,582,116
   Charles River Laboratories International, Inc.(b)       122,988     5,658,678
   CryoLife, Inc.(b)(d)                                    865,500     6,119,085
   Digene Corp.(b)                                         157,300     4,113,395
   Exact Sciences Corp.(b)                                 647,900     2,474,978
   Pediatrix Medical Group, Inc.(b)                         44,300     2,837,415
   TLC Vision Corp.(b)                                     554,080     5,779,054

                                                                     ===========
                                                                      31,564,721
                                                                     -----------
Medical Instruments & Supplies - 5.7%
   Bruker BioSciences Corp.(b)                             431,000     1,736,930
   CTI Molecular Imaging, Inc.(b)                          477,700     6,778,563
   Hologic, Inc.(b)                                        435,275    11,957,004
   Intralase Corp.(b)                                      120,200     2,822,296
   Wright Medical Group, Inc.(b)                           240,934     6,866,619

                                                                     ===========
                                                                      30,161,412
                                                                     -----------
Metal & Mining - 2.3%
   Foundation Coal Holdings, Inc.(b)                        83,600     1,927,816
   Massey Energy Co.(d)                                    192,000     6,710,400
   Pioneer Drilling Co.(b)                                 345,800     3,489,122

                                                                     ===========
                                                                      12,127,338
                                                                     -----------
Oil & Gas - 8.1%
   Airgas, Inc.                                            390,700    10,357,457
   Energy Partners, Ltd.(b)                                146,600     2,971,582
   Forest Oil Corp.(b)(d)                                  157,500     4,995,900
   KCS Energy, Inc.(b)                                     263,100     3,888,618
   Key Energy Services, Inc.(b)                            573,375     6,765,825
   Oceaneering International, Inc.(b)                      139,400     5,202,408
   Remington Oil & Gas Corp. - Class B(b)                  148,643     4,050,522
   Tetra Technologies, Inc.(b)                             185,700     5,255,310

                                                                     ===========
                                                                      43,487,622
                                                                     -----------
Paper & Forest Products - 0.9%
   Pope & Talbot, Inc.                                     265,600     4,544,416
                                                                     -----------
Personal Services - 3.2%
   Corinthian Colleges, Inc.(b)(d)                         164,100     3,092,464

                                                                              15

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                       NUMBER
                                                      OF SHARES        VALUE
                                                     -----------   ------------
COMMON STOCKS (Continued)
Personal Services (Continued)
   Education Management Corp.(b)                          57,200   $  1,888,173
   Laureate Education, Inc.(b)(d)                        270,100     11,908,709

                                                                   ============
                                                                     16,889,346
                                                                   ------------
Pharmaceuticals - 3.7%
   Medicis Pharmaceutical Corp. - Class A(d)             200,840      7,051,492
   Nabi Biopharmaceuticals(b)                            479,200      7,020,280
   Nektar Therapeutics(b)                                163,700      3,313,288
   Par Pharmaceutical Cos., Inc.(b)(d)                    52,963      2,191,609

                                                                   ============
                                                                     19,576,669
                                                                   ------------
Publishing & Printing - 1.0%
   Playboy Enterprises, Inc. - Class B(b)                452,403      5,560,033
                                                                   ------------
Restaurants - 0.6%
   RARE Hospitality International, Inc.(b)                34,850      1,110,321
   Texas Roadhouse, Inc. - Class A(b)                     72,700      2,148,285

                                                                   ============
                                                                      3,258,606
                                                                   ------------
Retail Merchandising - 7.4%
   99 Cents Only Stores(b)                               344,400      5,565,504
   Hot Topic, Inc.(b)(d)                                 201,200      3,458,628
   Linens 'n Things, Inc.(b)(d)                          131,100      3,251,280
   Reebok International Ltd.(d)                           91,600      4,030,400
   Too, Inc.(b)                                          557,100     13,626,666
   Tuesday Morning Corp.(b)(d)                            89,752      2,749,104
   West Marine, Inc.(b)                                  281,200      6,959,700

                                                                   ============
                                                                     39,641,282
                                                                   ------------
Semiconductors & Related Devices - 4.1%
   Cirrus Logic, Inc.(b)                                 777,300      4,282,923
   Microsemi Corp.(b)                                    354,500      6,154,120
   Rudolph Technologies, Inc.(b)                         353,730      6,073,544
   Zoran Corp.(b)                                        478,600      5,542,188

                                                                   ============
                                                                     22,052,775
                                                                   ------------
Telecommunications - 0.3%
   CSG Systems International, Inc.(b)                     79,600      1,488,520
                                                                   ------------
Transportation - 1.4%
   Laidlaw International, Inc.(b)                        127,920      2,737,488
   Werner Enterprises, Inc.                              211,300      4,783,832

                                                                   ============
                                                                      7,521,320
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $414,249,162)                                              512,298,641
                                                                   ------------

                                                       PAR/SHARES
                                           MATURITY      (000)         VALUE
                                           --------   -----------   -----------
CORPORATE BONDS - 0.0%
Aerospace - 0.0%
   TIMCO Aviation Services, Inc.(c)
      8.00%
   (Cost $425)                             01/02/07     $     1     $         0
                                                                    -----------
SHORT TERM INVESTMENTS - 11.5%
   Bank of America, Time Deposit
      1.50%(e)                             01/03/05         769         769,497
   Merrill Lynch, Variable Rate Master
     Notes
      2.38%(e)(f)                          01/03/05       1,376       1,376,004
   Sedna Finance Corp., Floating Rate
      Notes
      2.37%(e)(f)                          01/14/05       1,982       1,981,580
   Bear Stearns, Floating Rate Notes
      2.28%(e)(f)                          10/01/04       2,593       2,592,976
   Canadian Imperial Bank International,
      Certificate of Deposit
      2.37%(e)                             01/31/05          52          52,219
   Federal Home Loan Bank, Discount
      Notes
      1.00%                                01/03/05      16,000      15,999,111
   Goldman Sachs, Floating Rate Notes
      2.33%(e)(f)                          01/03/05       2,046       2,045,918
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                          01/03/05         422         422,391
   Natexis Banques International,
      Floating Rate Notes
      2.30%(e)(f)                          01/03/05       6,922       6,922,044
   Galileo Money Market Fund                              6,779       6,778,572
   Institutional Money Market Trust(e)                   22,334      22,333,660

                                                                    ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $61,273,971)                                                61,273,972
                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES - 107.5%
   (Cost $475,523,558(a))                                           573,572,613
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (7.5)%
   (Including $38,496,289 of payable
   upon return of securities loaned)                                (39,895,040)
                                                                   ------------
NET ASSETS - 100.0%                                                $533,677,573
                                                                   ============

16

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

----------
(a)  Cost for Federal income tax purposes is $484,650,091. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation                              $105,466,000
        Gross unrealized depreciation                               (16,543,478)
                                                                   ------------
                                                                   $ 88,922,522
                                                                   ============

(b)  Non-income producing security.
(c)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, the securities had a total market value of $64 which represents less than 0.01% of net assets.
(d)  Total or partial securities on loan.
(e)  Securities purchased with the cash proceeds from securities loaned.
(f)  Rates shown are the rates as of December 31, 2004.

                                                                              17

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                          U.S. OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 100.0%
United States - 100.0%
Advertising - 0.5%
   ADVO, Inc.                                               14,500   $  516,925
                                                                     ----------
Aerospace - 1.8%
   Goodrich Corp.                                           32,600    1,064,064
   Teledyne Technologies, Inc.(b)                           28,000      824,040

                                                                     ==========
                                                                      1,888,104
                                                                     ----------
Air Transportation - 0.7%
   EGL, Inc.(b)                                             24,000      717,360
                                                                     ----------
Banks - 4.5%
   Center Financial Corp.                                   35,100      702,702
   City National Corp.                                       9,700      685,305
   Colonial BancGroup, Inc.                                 31,800      675,114
   Comerica, Inc.                                           11,000      671,220
   Compass Bancshares, Inc.                                 14,100      686,247
   Franklin Bank Corp.(b)                                   33,500      611,375
   TCF Financial Corp.                                      21,400      687,796

                                                                     ==========
                                                                      4,719,759
                                                                     ----------
Broadcasting - 0.5%
   UnitedGlobalCom, Inc.(b)                                 50,000      483,000
                                                                     ----------
Business Services - 5.9%
   Alliance Data Systems Corp.(b)                           11,800      560,264
   Aquantive, Inc.(b)                                       70,800      632,952
   Cohen & Steers, Inc.                                     34,700      563,875
   Global Payments, Inc.                                    18,900    1,106,406
   Korn/Ferry International(b)                              65,000    1,348,750
   Labor Ready, Inc.(b)                                     33,700      570,204
   Navigant Consulting, Inc.(b)                             52,300    1,391,180

                                                                     ==========
                                                                      6,173,631
                                                                     ----------
Chemicals - 2.8%
   Church & Dwight Co., Inc.                                14,000      470,680
   Cytec Industries, Inc.                                   12,100      622,182
   The Lubrizol Corp.                                       17,000      626,620
   NOVA Chemicals Corp.                                      8,000      378,400
   Olin Corp.                                               38,700      852,174

                                                                     ==========
                                                                      2,950,056
                                                                     ----------
Computer & Office Equipment - 1.3%
   Integrated Circuit Systems, Inc.(b)                      26,500      554,380
   Pitney Bowes, Inc.                                       18,000      833,040

                                                                     ==========
                                                                      1,387,420
                                                                     ----------
Computer Software & Services - 6.8%
   Borland Software Corp.(b)                                95,000    1,109,600
   Citrix Systems, Inc.(b)                                  43,000    1,054,790
   Computer Sciences Corp.(b)                               17,000      958,290
   Informatica Corp.(b)                                     65,100      528,612
   Interwoven, Inc.(b)                                      64,500      701,760
   McAfee, Inc.(b)                                          15,500      448,415
   RSA Security, Inc.(b)                                    24,800      497,488
   Si International, Inc.(b)                                18,500      569,060
   TIBCO Software, Inc.(b)                                  58,700      783,058
   VeriSign, Inc.(b)                                        11,200      375,424

                                                                     ==========
                                                                      7,026,497
                                                                     ----------
Construction - 2.3%
   Beacon Roofing Supply, Inc.(b)                           26,700      530,262
   Hovanian Enterprises, Inc.(b)                            10,700      529,864
   Pulte Homes, Inc.                                         8,200      523,160
   URS Corp.(b)                                             24,500   $  786,450

                                                                     ==========
                                                                      2,369,736
                                                                     ----------
Containers - 0.4%
   Smurfit-Stone Container Corp.(b)                         24,000      448,320
                                                                     ----------
Electronics - 2.0%
   Amphenol Corp.(b)                                        24,300      892,782
   GrafTech International Ltd.(b)                           48,900      462,594
   Intersil Corp. - Class A                                 41,500      694,710

                                                                     ==========
                                                                      2,050,086
                                                                     ----------
Energy & Utilities - 4.9%
   Equitable Resources, Inc.                                14,900      903,834
   MDU Resources Group, Inc.                                33,800      901,784
   PPL Corp.                                                24,100    1,284,048
   Sempra Energy                                            15,200      557,536
   UGI Corp.                                                35,000    1,431,850

                                                                     ==========
                                                                      5,079,052
                                                                     ----------
Entertainment & Leisure - 6.4%
   Carmike Cinemas, Inc.                                    13,000      474,500
   Gaylord Entertainment Co.(b)                             29,500    1,225,135
   Hilton Hotels Corp.                                      50,500    1,148,370
   Kerzner International Ltd.(b)                            12,000      720,600
   Penn National Gaming, Inc.(b)                            10,500      635,775
   Scientific Games Corp. - Class A(b)                      42,200    1,006,048
   Station Casinos, Inc.                                    12,500      683,500
   WMS Industries, Inc.(b)                                  22,500      754,650

                                                                     ==========
                                                                      6,648,578
                                                                     ----------
Finance - 4.7%
   Capital One Financial Corp.                              13,500    1,136,835
   CapitalSource, Inc.(b)                                   22,400      575,008
   E*TRADE Financial Corp.(b)                              100,400    1,500,980
   MarketAxess Holdings, Inc.(b)                            56,800      966,168
   R & G Financial Corp. - B                                17,700      688,176

                                                                     ==========
                                                                      4,867,167
                                                                     ----------
Food & Agriculture - 1.1%
   Ralcorp Holdings, Inc.                                   26,700    1,119,531
                                                                     ----------
Insurance - 3.4%
   Aspen Insurance Holdings Ltd.                            18,600      456,072
   Assurant, Inc.                                           35,100    1,072,305
   Endurance Specialty Holdings                             12,500      427,500
   The PMI Group, Inc.                                      20,200      843,350
   Sterling Bancorp                                         25,200      711,900

                                                                     ==========
                                                                      3,511,127
                                                                     ----------
Machinery & Heavy Equipment - 2.0%
   Bucyrus International, Inc. - Class A                    12,700      516,128
   Joy Global, Inc.                                         27,500    1,194,325
   Kadant, Inc.(b)                                          16,800      344,400

                                                                     ==========
                                                                      2,054,853
                                                                     ----------
Manufacturing - 3.0%
   Gardner Denver, Inc.(b)                                  18,600      674,994
   General Cable Corp.(b)                                   49,100      680,035
   Kaydon Corp.                                             23,500      775,970

18

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   ----------
COMMON STOCKS (Continued)
United States (Continued)
Manufacturing (Continued)
   Rockwell Automation, Inc.                               19,400    $  961,270

                                                                     ==========
                                                                      3,092,269
                                                                     ----------
Measuring & Controlling Devices - 0.7%
   Thermo Electron                                         23,200       700,408
                                                                     ----------
Corp.(b)
Medical & Medical Services - 5.2%
   Accredo Health, Inc.(b)                                 13,500       374,220
   Arqule, Inc.(b)                                        114,500       662,955
   Biomet, Inc.                                            15,000       650,850
   Charles River
Laboratories
   International, Inc.(b)                                  13,092       602,363
   Incyte Corp.(b)                                         63,000       629,370
   Medco Health Solutions, Inc.(b)                         28,700     1,193,920
   Pacificare Health                                        6,500       367,380
Systems, Inc.(b)
   Triad Hospitals, Inc.(b)                                15,000       558,150
   Wellcare Health Plans, Inc.(b)                          11,800       383,500

                                                                     ==========
                                                                      5,422,708
                                                                     ----------
Medical Instruments & Supplies - 0.8%
   Bioject Medical
Technologies, Inc. -
   Warrants (expiring 05/22/06)(b)(c)                      15,000           150
   Fisher Scientific                                        6,700       417,946
International, Inc.(b)
   Inamed Corp.(b)                                          6,600       417,450

                                                                     ==========
                                                                        835,546
                                                                     ----------
Metal & Mining - 2.2%
   Arch Coal, Inc.                                         20,000       710,800
   Freeport-McMoRan Copper
   & Gold, Inc. - Class B                                  20,400       779,892
   Inco Ltd.(b)                                            11,000       404,580
   Phelps Dodge Corp.                                       5,500       544,060

                                                                     ==========
                                                                      2,439,332
                                                                     ----------
Oil & Gas - 5.2%
   Chesapeake Energy Corp.                                 63,100     1,041,150
   ENSCO International,                                    17,500       555,450
Inc. Grant Prideco, Inc.(b)                                23,600       473,180
   Magnum Hunter                                           63,800       823,020
Resources, Inc.(b)
   National-Oilwell,                                       22,500       794,025
Inc.(b) Noble Energy, Inc.                                 13,800       850,908
   Pioneer Natural                                         10,000       351,000
Resources Co. Weatherford                                  10,000       513,000
International Ltd.(b)

                                                                     ==========
                                                                      5,401,733
                                                                     ----------
Paper & Forest Products - 2.1%
   Caraustar Industries,                                   51,500       866,230
Inc.(b) Pactiv Corp.(b)                                    30,600       773,874
   Pope & Talbot, Inc.                                     34,000       581,740

                                                                     ==========
                                                                      2,221,844
                                                                     ----------
Personal Services - 0.9%
   Laureate Education, Inc.(b)                             21,300       939,117
                                                                     ----------
Pharmaceuticals - 4.2%
   Eyetech                                                  9,100       414,050
Pharmaceuticals, Inc.(b)
   First Horizon
Pharmaceutical                                             43,200       988,848
   Millennium                                              45,500       551,460
Pharmaceuticals, Inc.(b)
   Nitromed, Inc.(b)                                       19,800       527,670
   Nuvelo, Inc.(b)                                         52,700       519,095
   Telik, Inc.(b)                                          30,000       574,200
   Transkaryotic                                           30,500    $  774,395
Therapies, Inc.(b)

                                                                     ==========
                                                                      4,349,718
                                                                     ----------
Publishing & Printing - 1.0%
   Meredith Corp.                                          18,400       997,280
                                                                     ----------
Railroad & Shipping - 0.9%
   Norfolk Southern Corp.                                  27,000       977,130
                                                                     ----------
Real Estate - 3.1%
   Archstone-Smith Trust                                   22,500       861,750
(REIT)
   CB Richard Ellis Group, Inc. -
      Class A(b)                                           24,800       832,040
   GMH Communities Trust                                   58,500       824,850
   Kimco Realty Corp.                                      12,500       724,875
(REIT)

                                                                     ==========
                                                                      3,243,515
                                                                     ----------
Restaurants - 0.6%
   Total Entertainment Restaurant
      Corp(b)
                                                            8,400       100,128
   Wendy's International, Inc.
                                                           13,700       537,862

                                                                     ==========
                                                                        637,990
                                                                     ----------
Retail Merchandising - 7.0%
   Aeropostale, Inc.(b)                                    16,300       479,709
   Brookstone, Inc.(b)
                                                           26,500       518,075
   Build-A-Bear-Workshop, Inc.(b)
                                                           19,600       688,940
   Dick's Sporting Goods, Inc.(b)                          15,000       527,250
   Genesco, Inc.(b)                                        31,500       980,910
   The Mills Corp.                                         13,000       828,880
   Pacific Sunwear of                                      26,500       589,890
California, Inc.(b)
   The Pantry, Inc.(b)                                     24,704       743,343
   Polo Ralph Lauren Corp.                                 33,500     1,427,100
   Saks, Inc.(b)                                           33,500       486,085

                                                                     ==========
                                                                      7,270,182
                                                                     ----------
Security Brokers &
Dealers - 1.2%
   T. Rowe Price Group,                                    19,900     1,237,780
                                                                     ----------
Inc. Semiconductors & Related
Devices - 1.9%
   Exar Corp.(b)                                           33,600       476,784
   International Rectifier                                 12,400       552,668
Corp.(b) LAM Research Corp.(b)                             31,600       913,556

                                                                     ==========
                                                                      1,943,008
                                                                     ----------
Telecommunications - 6.8%
   Alamosa Holdings, Inc.(b)                               82,700     1,031,269
   American Tower Corp.- Class A(b)                        47,500       874,000
   Avaya, Inc.(b)                                          47,000       808,400
   Comverse Technology, Inc.(b)                            54,300     1,327,635
   Nextel Partners, Inc. - Class A(b)
   Otelco, Inc.(b)                                         53,500     1,045,390
                                                           37,319       593,372
   Powerwave Technologies,                                100,100       848,848
   Western Wireless Corp. - Class A(b)                     18,500       542,050

                                                                     ==========
                                                                      7,070,964
                                                                     ----------
Transportation - 1.2%
   Overnite Corp.                                          12,500       465,500

                                                                              19

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                    U.S. OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER
                                                       OF SHARES       VALUE
                                                       ---------   ------------
COMMON STOCKS (Continued)
United States (Continued)
Transportation (Continued)
   Trinity Industries, Inc.                              21,600    $    736,128

                                                                   ============
                                                                      1,201,628
                                                                   ------------
TOTAL COMMON STOCKS
   (Cost $82,440,961)                                               103,993,354
                                                                   ------------

SHORT TERM INVESTMENTS - 0.7%
   Galileo Money Market Fund
   (Cost $760,741)                                      760,741         760,741
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES - 100.7%
   (Cost $83,201,702(a))                                            104,754,095
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.7)%                                                     (737,921)
                                                                   ------------
NET ASSETS - 100.0%                                                $104,016,174
                                                                   ============

----------
(a)  Cost for Federal income tax purposes is $83,256,735. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $22,634,854
     Gross unrealized depreciation                                   (1,137,494)
                                                                    -----------
                                                                    $21,497,360
                                                                    ===========
(b)  Non-income producing security.
(c)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, this security had a total market value of $150 which represents less than 0.01% of net assets.

20

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   ----------
COMMON STOCKS - 99.4%
Brazil - 0.7%
   Telesp Celular
Participacoes SA - ADR(b)                                  30,387    $  206,632
                                                                     ----------
China - 0.1%
   Travelsky Technology,                                   26,300        21,317
                                                                     ----------
Ltd. - Class H
Germany - 1.6%
   SAP AG - ADR                                            10,300       455,363
                                                                     ----------
India - 1.1%
   Satyam Computer                                         33,800       313,237
                                                                     ----------
Services Ltd.
Indonesia - 0.5%
   PT Telekomunikasi
Indonesia - SP                                              6,930       145,669
   ADR                                                               ----------
Russia - 0.7%
   Mobile Telesystems - ADR                                 1,400       193,914
                                                                     ----------
South Korea - 1.7%
   Samsung Electronics Co. Ltd.                             1,100       478,700
                                                                     ----------
Taiwan - 4.0%
   Hon Hai Precision                                       56,099       260,226
Industry Co. Ltd.
   Lite-On Technology Corp.                               196,928       210,662
   Quanta Computer, Inc.                                  123,317       221,807
   Powerchip Semiconductor Corp.(b)                       183,000       151,874
   Taiwan Semiconductor
Manufacturing Co. Ltd.                                    201,721       321,455

                                                                     ==========
                                                                      1,166,024
                                                                     ----------
Turkey - 0.5%
   Turkcell Iletisim                                        8,580       155,298
                                                                     ----------
Hizmetleri AS - ADR
United States - 88.5%
Business Services - 2.0%
   Accenture Ltd.(b)                                       14,100       380,700
   Aquantive, Inc.(b)                                      20,900       186,846

                                                                     ==========
                                                                        567,546
                                                                     ----------
Computer & Office Equipment - 9.8%
   ADTRAN, Inc.                                             9,900       189,486
   Cisco Systems, Inc.(b)                                  22,400       432,320
   Dell, Inc.(b)                                            9,000       379,260
   EMC Corp.(b)                                            27,100       402,977
   Emulex Corp.(b)                                         14,600       245,864
   Hewlett-Packard Co.                                     14,200       297,774
   Integrated Circuit                                      18,600       389,112
Systems, Inc.(b)
   International Business
Machines
      Corp.                                                 4,800       473,184

                                                                     ==========
                                                                      2,809,977
                                                                     ----------
Computer Software & Services - 24.2%
   Adobe Systems, Inc.                                      5,700       357,617
   Ascential Software Corp.(b)                              9,800       159,838
   Ask Jeeves, Inc.(b)                                      6,000       160,500
   BMC Software, Inc.(b)                                   13,200       245,520
   Cadence Design Systems, Inc.(b)                         14,200       196,102
   Citrix Systems, Inc.(b)                                  8,300       203,599
   Computer Associates
International,
      Inc.                                                 10,400       323,024
   Compuware Corp.(b)                                      24,700       159,809
   DIGI International, Inc.(b)                              9,300       159,867
   eBay, Inc.(b)                                            1,800       209,304
   Electronic Arts, Inc.(b)                                 7,200       444,096
   Informatica Corp.(b)                                    26,300       213,556
   iVillage, Inc.(b)                                       30,000       185,400
   Juniper Networks, Inc.(b)                               10,900       296,371
   Lawson Software, Inc.(b)                                23,500       161,445
   McAfee, Inc.(b)                                         10,900       315,337
   Microsoft Corp.                                         21,500       574,265
   Netgear, Inc.(b)                                        12,800       232,832
   OpenTV Corp.(b)                                         51,100       196,224
   Oracle Corp.(b)                                         35,400       485,688
   Siebel Systems, Inc.(b)                                 19,900       208,950
   Symantec Corp.(b)                                       11,800       303,968
   TIBCO Software, Inc.(b)                                 16,100       214,774
   VeriSign, Inc.(b)                                        4,800       160,896
   VERITAS Software Corp.(b)                               14,000       399,700
   Yahoo! Inc.(b)                                          10,800       406,944

                                                                     ==========
                                                                      6,975,626
                                                                     ----------
Electronics - 7.2%
   Agilent Technologies, Inc.(b)                           16,900       407,290
   Analog Devices, Inc.                                     8,000       295,360
   Broadcom Corp. - Class A(b)                             10,300       332,484
   Intel Corp.                                             17,300       404,647
   Intersil Corp. - Class A
                                                           12,300       205,902
   Maxim Integrated Products, Inc.
                                                            5,100       216,189
   TTM Technologies, Inc.(b)                               17,600       207,680

                                                                     ==========
                                                                      2,069,552
                                                                     ----------
Entertainment & Leisure - 0.7%
   WMS Industries, Inc.(b)                                  5,800       194,532
                                                                     ----------
Manufacturing - 0.6%
   General Cable Corp.(b)
                                                           13,300       184,205
                                                                     ----------
Measuring & Controlling Devices - 2.0%
   KLA-Tencor Corp.(b)                                      6,200       288,796
   Thermo Electron Corp.(b)                                 9,500       286,805

                                                                     ==========
                                                                        575,601
                                                                     ----------
Medical & Medical
Services - 2.7%
   Arqule, Inc.(b)                                         26,500       153,435
   Biomet, Inc.                                             6,500       282,035
   Incyte Corp.(b)                                         15,800       157,842
   Medco Health Solutions, Inc.(b)                          4,200       174,720

                                                                     ==========
                                                                        768,032
                                                                     ----------
Medical Instruments & Supplies - 5.1%
   Alcon, Inc.                                              3,800       306,280
   Boston Scientific Corp.(b)                              12,300       437,265
   Guidant Corp.                                            3,200       230,720
   Invitrogen Corp.(b)                                      2,200       147,686
   St. Jude Medical, Inc.(b)                                8,400       352,212

                                                                     ==========
                                                                      1,474,163
                                                                     ----------
Pharmaceuticals - 15.3%
   Auxilium                                                15,900       139,125
Pharmaceuticals, Inc.(b)
   Celgene Corp.(b)                                         5,200       137,956
   Chiron Corp.(b)                                          6,900       229,977
   Dyax Corp.(b)                                           27,900       201,438
   Eyetech                                                  2,500       113,750
Pharmaceuticals, Inc.(b)
   First Horizon
Pharmaceutical
      Corp.(b)                                             24,500       560,805
   Forest Laboratories, Inc.(b)                             4,500       201,870
   Genentech, Inc.(b)                                       7,900       430,076
   Gilead Sciences, Inc.(b)                                 5,800       202,942
   Medimmune, Inc.(b)                                       7,400       200,614
   Millennium                                              13,200       159,984
Pharmaceuticals, Inc.(b)
   Neurocrine Biosciences, Inc.(b)                          4,300       211,990

                                                                              21

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
         GLOBAL SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   -----------
COMMON STOCKS (Continued)
United States (Continued)
Pharmaceuticals (Continued)
   Nitromed, Inc.(b)                                       7,041    $   187,643
   Noven Pharmaceuticals, Inc.(b)                          7,100        121,126
   NPS Pharmaceuticals, Inc.(b)                            9,300        170,004
   Nuvelo, Inc.(b)                                        14,300        140,855
   Protein Design Labs, Inc.(b)                           10,700        221,062
   Salix Pharmaceuticals Ltd.(b)                          11,100        195,249
   Telik, Inc.(b)                                          9,900        189,486
   Transkaryotic Therapies, Inc.(b)                        8,800        223,432
   Vicuron Pharmaceuticals, Inc.(b)                       10,300        179,323

                                                                    ===========
                                                                      4,418,707
                                                                    -----------
Semiconductors & Related Devices - 10.8%
   Applied Materials, Inc.(b)                             21,400        365,939
   Bookham, Inc.(b)                                       14,150         68,486
   Caliper Life Sciences, Inc.(b)                         26,800        201,804
   Fairchild Semiconductor
   International, Inc.(b)                                 12,900        209,754
   International Rectifier Corp.(b)                        3,400        151,538
   LAM Research Corp.(b)                                   7,300        211,043
   Linear Technology Corp.                                 5,700        220,932
   MEMC Electronic Materials, Inc.(b)                     16,200        214,650
   National Semiconductor Corp.                            9,800        175,910
   Skyworks Solutions, Inc.(b)                            22,600        213,118
   Teradyne, Inc.(b)                                      12,500        213,375
   Texas Instruments, Inc.                                14,500        356,990
   Varian Semiconductor Equipment Associates, Inc.(b)      5,900        217,415
   Xilinx, Inc.                                           10,000        296,500

                                                                    ===========
                                                                      3,117,454
                                                                    -----------
Telecommunications - 8.1%
   ADC Telecommunications, Inc.(b)                        77,500        207,700
   Alamosa Holdings, Inc.(b)                              17,400        216,978
   Andrew Corp.(b)                                         8,800        119,944
   Avaya, Inc.(b)                                         13,100        225,320
   Harris Corp.                                            4,600        284,234
   Nextel Communications, Inc. - Class A(b)                6,800        204,000
   Powerwave Technologies, Inc.(b)                        23,100        195,888
   QUALCOMM, Inc.                                          6,600        279,840
   Scientific-Atlanta, Inc.                               10,500        346,605
   Telesystem Intlernational Wireless, Inc.(b)            10,304        115,302
   Western Wireless Corp. - Class A(b)                     5,100        149,430

                                                                    ===========
                                                                      2,345,241
                                                                    -----------
                                                                     25,500,636
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $24,487,679)                                                28,636,790
                                                                    -----------
SHORT TERM INVESTMENTS - 0.8%
   Galileo Money Market Fund
   (Cost $218,929)                                       218,929        218,929
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES -  100.2%
   (Cost $24,706,608(a))                                             28,855,719
LIABILITIES IN EXCESS OF OTHER ASSETS -  (0.2)%                         (47,230)
                                                                    -----------
NET ASSETS - 100.0%                                                 $28,808,489
                                                                    ===========

----------
(a)  Cost for Federal income tax purposes is $24,905,113. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $4,903,327
     Gross unrealized depreciation                                     (952,721)
                                                                     ----------
                                                                     $3,950,606
                                                                     ==========

(b)  Non-income producing security.

22

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS - 113.5%
Australia - 4.3%
   Broken Hill Proprietary Co. Ltd.                        22,000   $   264,551
   CSL, Ltd.                                               11,529       264,350
   Woolworths, Ltd.                                        34,531       406,304

                                                                    ===========
                                                                        935,205
                                                                    -----------
Austria - 1.7%
   Bank Austria Creditanstalt                               4,137       373,944
                                                                    -----------
Canada - 1.1%
   Shopers Drug Mart Corp.(b)                               7,766       241,571
                                                                    -----------
Finland - 2.2%
   Fortum Oyj                                              25,527       472,581
                                                                    -----------
France - 15.9%
   Axa                                                     17,989       444,529
   Credit Agricole SA                                      16,857       508,667
   Essilor International SA                                 2,526       197,939
   Lafarge SA                                               2,931       282,861
   PSA Peugeot Citroen                                      6,007       381,306
   Technip - Coflexip SA                                    3,084       570,102
   Vinci SA                                                 3,663       491,918
   Vivendi Universal(b)                                    18,092       577,655

                                                                    ===========
                                                                      3,454,977
                                                                    -----------
Germany - 8.3%
   Bayer AG                                                12,550       425,441
   Deutsche Postbank AG(b)                                  6,257       276,407
   Deutsche Telekom AG(b)                                  27,555       623,611
   Siemens AG                                               5,737       486,440

                                                                    ===========
                                                                      1,811,899
                                                                    -----------
Greece - 3.7%
   Folli-Follie SA                                         10,103       296,622
   Hellenic Telecommunication Organization SA              28,306       508,638

                                                                    ===========
                                                                        805,260
                                                                    -----------
Hong Kong - 3.4%
   Hutchison Whampoa Ltd.                                  48,000       449,265
   Swire Pacific Ltd. - Class A                            34,000       284,328

                                                                    ===========
                                                                        733,593
                                                                    -----------
Ireland - 1.8%
   Ryanair Holdings PLC - ADR(b)                            9,837       400,858
                                                                    -----------
Italy - 3.8%
   Enel SpA                                                34,998       343,938
   Eni SpA                                                 18,939       474,183

                                                                    ===========
                                                                        818,121
                                                                    -----------
Japan - 21.8%
   Asahi Breweries, Ltd.                                   20,000       247,682
   Daiwa House Industry Co. Ltd.                           33,000       375,183
   Fuji Electric Holdings Co. Ltd.                         52,000       140,060
   Hokkaido Electric Power Co., Inc.                       19,200       377,554
   Komatsu Ltd.                                            34,000       237,904
   Mitsubishi Tokyo Financial Group,
      Inc.                                                     42       426,271
   Mitsui & Co. Ltd.                                       49,000       439,455
   Mitsui Fudosan Co. Ltd.                                 20,000       242,998
   Nippon Oil Corp.                                        47,000       301,347
   Obayashi Corp.                                          31,000       195,433
   Sanyo Shinpan Finance Co. Ltd.                           3,300       234,449
   Sumitomo Metal Industries Ltd.                         146,000   $   198,048
   Suzuki Motor Corp.                                      16,100       294,127
   Tokyo Electric Power Co., Inc.                          15,000       368,158
   Tokyo Tatemono Co. Ltd.                                 43,000       279,897
   Toyota Motor Corp.                                       9,400       382,531

                                                                    ===========
                                                                      4,741,097
                                                                    -----------
Netherlands - 7.6%
   ING Groep NV                                            19,128       578,754
   Koninklijke Ahold NV(b)                                 42,186       326,845
   Reed Elsevier NV                                        25,638       349,531
   TNT Post Group NV                                       13,475       365,951

                                                                    ===========
                                                                      1,621,081
                                                                    -----------
Norway - 1.8%
   DNB NOR ASA                                             39,346       388,156
                                                                    -----------
Singapore - 3.4%
   Jardine Matheson Holdings Ltd.                          16,400       260,760
   Keppel Corp. Ltd.                                       42,800       225,484
   Singapore Telecommunications Ltd.                      174,000       253,688

                                                                    ===========
                                                                        739,932
                                                                    -----------
Spain - 2.2%
   Banco Bilbao Vizcaya Argentaria SA                      27,390       485,850
                                                                    -----------
Switzerland - 9.2%
   ABB Ltd.(b)                                             36,270       202,546
   Credit Suisse Group(b)                                  13,905       584,520
   Roche Holding AG                                         6,508       749,184
   Syngenta AG(b)                                           4,434       471,047

                                                                    ===========
                                                                      2,007,297
                                                                    -----------
Thailand - 2.7%
   Kasikornbank Public Co. Ltd.
      (Foreign Shares)(b)                                 220,600       317,982
   Siam Cement Public Co. Ltd.
      (Foreign Shares)                                     39,417       280,028

                                                                    ===========
                                                                        598,010
                                                                    -----------
United Kingdom - 18.6%
   British Land Co. PLC                                    18,971       326,345
   Centrica PLC                                            84,406       382,844
   Glaxosmithkline PLC                                     26,644       625,100
   HSBC Holdings PLC                                       36,400       614,285
   Prudential PLC                                          72,391       629,595
   Shell Transport & Trading Co. PLC                       83,536       712,091
   Vodafone Group PLC                                     281,883       764,427

                                                                    ===========
                                                                      4,054,687
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $19,774,469)
                                                                     24,684,119
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES - 113.5%
   (Cost $19,774,469(a))                                             24,684,119
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.5)%
   (Including $3,158,876 of cash
   overdraft)                                                        (2,930,113)
                                                                    -----------
NET ASSETS - 100.0%                                                 $21,754,006
                                                                    ===========

                                                                              23

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

----------

(a)  Cost for Federal income tax purposes is $20,996,126. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $4,009,272
     Gross unrealized depreciation                                     (321,279)
                                                                     ----------
                                                                     $3,687,993
                                                                     ==========

(b)  Non-income producing security.

24

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      INTERNATIONAL OPPORTUNITIES PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 96.6%
Australia - 1.8%
   WMC Resources Ltd.                                      783,800   $ 4,436,124
   Zinifex Ltd.(b)                                       1,821,100     3,340,495

                                                                     ===========
                                                                       7,776,619
                                                                     -----------
Austria - 3.6%
   Andritz AG                                               45,500     3,469,553
   Telekom Austria AG                                      169,000     3,204,499
   VA Technologie AG(b)                                     43,000     3,419,193
   Wienerberger AG                                         111,783     5,340,726

                                                                     ===========
                                                                      15,433,971
                                                                     -----------
Belgium - 1.2%
   Umicore                                                  52,516     4,943,228
                                                                     -----------
Brazil - 0.9%
   Diagnosticos da America SA(b)                            79,000       710,881
   Votorantim Celulose e Papel SA
      (Preferred Shares)                                   198,098     3,229,537

                                                                     ===========
                                                                       3,940,418
                                                                     -----------
Canada - 2.7%
   Dofasco, Inc.                                            72,200     2,735,784
   Inmet Mining Corp.(b)                                   179,500     3,227,000
   Niko Resources Ltd.                                      41,972     1,767,998
   Teck Cominco Ltd.                                       123,400     3,802,469

                                                                     ===========
                                                                      11,533,251
                                                                     -----------
China - 0.5%
   Travelsky Technology Ltd. - Class H                     331,400       268,609
   Weichai Power Co. Ltd. - Class H                        656,000     1,818,776

                                                                     ===========
                                                                       2,087,385
                                                                     -----------
Denmark - 0.7%
   Kobenhavns Lufthavne AS                                  13,600     2,890,208
                                                                     -----------
Finland - 2.8%
   Kesko Oyj - Class B                                     157,100     3,833,009
   Kone Oyj - Class B                                       42,000     3,259,182
   Metso Oyj                                               220,900     3,501,011
   Oko Bank Oyj - Class A                                   96,000     1,359,685

                                                                     ===========
                                                                      11,952,887
                                                                     -----------
France - 3.2%
   Imerys SA                                                50,400     4,230,257
   JC Decaux SA(b)                                         198,000     5,780,943
   Neopost SA                                               47,000     3,654,239

                                                                     ===========
                                                                      13,665,439
                                                                     -----------
Germany - 4.2%
   Adidas-Salomon AG                                        18,600     3,002,243
   Bilfinger Berger AG                                      93,000     3,823,909
   Continental AG                                           37,400     2,375,563
   Freenet.De AG(b)                                        149,700     3,855,940
   MAN AG                                                   51,700     1,991,543
   Puma AG Rudolf Dassler Sport                             10,600     2,914,748

                                                                     ===========
                                                                      17,963,946
                                                                     -----------
Greece - 1.5%
   Alpha Bank AE                                           190,860     6,656,881
                                                                     -----------
Hong Kong - 5.4%
   Cosco Pacific Ltd.                                    1,416,200     2,933,449
   Hang Lung Properties Ltd                              1,647,400     2,543,363
   Harbin Power Equipment Co. Ltd.                       7,278,800     1,919,737
   Industrial and Commercial Bank of
      China (Asia) Ltd.                                  1,517,200     2,166,676
   Lee & Man Paper Manufacturing Ltd.                      621,200   $   507,497
   New World Development Co. Ltd.                        3,037,100     3,399,434
   Playmates Holdings Ltd.                               4,883,500       992,696
   Ports Design Ltd.                                       344,800       185,205
   Regal Hotels International Holdings Ltd.(b)          69,529,000     5,009,358
   Sino Land Co. Ltd.                                    3,568,800     3,512,463

                                                                     ===========
                                                                      23,169,878
                                                                     -----------
India - 3.7%
   Bharti Tele-Ventures Ltd.(b)                          1,059,400     5,122,787
   Grasim Industries Ltd.                                   77,300     2,328,042
   Industrial Development Bank of India Ltd.(b)          1,018,000     2,549,911
   Ipca Laboratories Ltd.                                   36,800       759,273
   Kojam Finivest Ltd.(b)                                    7,750        27,385
   Maruti Udyog Ltd.                                       332,700     3,520,358
   Nicholas Piramal India Ltd.                             200,500     1,452,529

                                                                     ===========
                                                                      15,760,285
                                                                     -----------
Indonesia - 2.6%
   PT Astra International Tbk                            1,396,000     1,443,749
   PT Bank Mandiri Tbk                                  17,119,400     3,550,212
   PT Bumi Resources Tbk(b)                             28,288,000     2,437,964
   PT Telekomunikasi Tbk                                 7,341,400     3,816,025

                                                                     ===========
                                                                      11,247,950
                                                                     -----------
Italy - 3.0%
   Autostrada Torino-Milano SpA                            124,100     3,166,178
   Banco Popolare di Verona e Novara SpA                    96,400     1,960,234
   Italcementi SpA                                         210,100     3,384,104
   Saipem SpA                                              362,300     4,358,236

                                                                     ===========
                                                                      12,868,752
                                                                     -----------
Japan - 23.0%
   Aica Kogyo Co. Ltd.                                     250,500     3,092,442
   Asahi Diamond Industry Co. Ltd.                         374,600     2,219,012
   Bank of Kyoto Ltd.                                      210,900     1,872,929
   The Bank of Yokohama Ltd.                               740,000     4,665,170
   Central Glass Co. Ltd.                                  172,500     1,222,163
   The Chiba Bank Ltd.                                     437,000     2,921,294
   Diamond Lease Co. Ltd                                    51,000     1,990,827
   Goldgrest Co. Ltd.                                       52,600     3,644,579
   Gulliver International Co. Ltd.                          19,400     2,593,735
   Hitachi Construction Machinery Co. Ltd.                 150,000     2,062,555
   Ichiyoshi Securities Co. Ltd.                           193,000     1,794,955
   Joint Corp.                                             138,500     3,764,248
   The Joyo Bank Ltd.                                      529,200     2,582,219
   Juki Corp.(b)                                           743,200     2,473,223
   Kobe Steel Ltd.                                       2,019,800     3,094,648
   Komatsu Ltd.                                            411,500     2,879,335
   Kose Corp.                                               34,300     1,506,295
   Matsui Securities Co. Ltd.                               66,100     2,302,889
   Mitsui Trust Holdings, Inc.                             458,400     4,580,869
   Nihon Kohden Corp.                                      159,500     2,116,912
   Nissan Shatai Co. Ltd.                                  466,000     3,965,570
   Nisshin Oillio Group Ltd.                               179,500       924,915
   Nitto Denko Corp.                                        46,200     2,533,854
   Orix Corp.                                               34,500     4,686,640
   Promise Co. Ltd.                                         44,700     3,193,169
   Ricoh Leasing Co. Ltd.                                   40,700     1,040,636

                                                                              25

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (Continued)
Japan (Continued)
   Ryohin Keikaku Co. Ltd.                                 40,100   $  2,015,370
   Sanyo Shinpan Finance Co. Ltd.                          55,000      3,907,485
   Sapporo Holdings Ltd.                                  632,000      2,991,315
   Sumisho Lease Co. Ltd.                                  31,200      1,272,724
   Sumitomo Heavy Industries Ltd.(b)                      966,400      3,593,231
   Sumitomo Metal Industries Ltd.                       1,624,100      2,203,083
   Suzuki Motor Corp.                                     166,800      3,047,228
   Tokai Carbon Co. Ltd.                                  864,000      3,338,968
   Tosoh Corp.                                            744,600      3,349,864
   Yamada Denki Co. Ltd.                                   74,800      3,204,567

                                                                    ============
                                                                      98,648,918
                                                                    ------------
Malaysia - 0.7%
   Maxis Communications Berhad                          1,243,300      3,059,172
                                                                    ------------
Netherlands - 1.7%
   Euronext NV                                             71,600      2,186,831
   Randstad Holding NV                                     55,889      2,199,248
   Vedior NV                                              187,700      3,059,023

                                                                    ============
                                                                       7,445,102
                                                                    ------------
Norway - 2.6%
   Prosafe ASA                                            134,000      3,628,408
   Smedvig ASA - Class A                                  300,600      5,049,995
   Sparebanken Midt-Norge ASA                              18,500        839,986
   Sparebanken Nord-Norge ASA                              18,900        861,268
   Sparebanken Rogaland ASA                                14,500        861,863

                                                                    ============
                                                                      11,241,520
                                                                    ------------
Portugal - 1.4%
   Brisa Auto Estradas de Portugal SA                     273,900      2,513,015
   PT Multimedia - Servicos de Telecomunicacoes e
      Multimedia SGPS SA                                  142,500      3,581,385

                                                                    ============
                                                                       6,094,400
                                                                    ------------
Singapore - 1.4%
   Capitaland Ltd.                                      2,716,000      3,543,911
   Singapore Petroleum Co. Ltd.                         1,116,500      2,585,377

                                                                    ============
                                                                       6,129,288
                                                                    ------------
South Africa - 2.3%
   ABSA Group Ltd.                                        240,400      3,242,600
   Bidvest Group Ltd.                                     228,000      3,245,724
   Edgars Consolidated Stores Ltd.                         63,700      3,417,497

                                                                    ============
                                                                       9,905,821
                                                                    ------------
South Korea - 2.9%
   Hanjin Heavy Industries Co. Ltd.(b)                    521,700      3,628,516
   Hanjin Shipping Co. Ltd.                                90,800      2,105,100
   Honam Petrochemical Corp.(b)                            34,000      1,588,002
   Hyundai Development Co.                                187,000      2,980,583
   LG Chemical Ltd.                                        56,500      2,251,378

                                                                    ============
                                                                      12,553,579
                                                                    ------------
Spain - 3.1%
   ACS, Actividades de Construccion y
      Servicios SA                                        132,300      3,021,123
   Cortefiel SA                                           153,000      2,420,715
   Grupo Ferrovial SA                                      71,100      3,799,989
   Iberia Lineas Aereas de Espana SA                    1,194,300      4,139,547

                                                                    ============
                                                                      13,381,374
                                                                    ------------
Sweden - 3.2%
   Lindex AB                                              100,800   $  4,034,791
   Scania AB                                               62,600      2,477,473
   SKF AB - Class B                                        91,500      4,075,601
   SSAB Svenskt Stal AB                                   124,900      3,007,193

                                                                    ============
                                                                      13,595,058
                                                                    ------------
Switzerland - 1.5%
   PubliGroupe SA                                           9,700      2,972,869
   Sauer AG(b)                                             61,400      3,617,800

                                                                    ============
                                                                       6,590,669
                                                                    ------------
Taiwan - 1.3%
   Taishin Financial Holdings Co. Ltd.                  3,063,678      2,880,960
   Yuanta Core Pacific Securities Co.                   3,535,554      2,688,762

                                                                    ============
                                                                       5,569,722
                                                                    ------------
Thailand - 1.8%
   Advanced Info Service Public Co.
     Ltd. (Foreign Shares)(c)                             949,200      2,548,108
   Banpu Public Co. Ltd.(c)                               636,900      2,412,007
   Siam Commercial Bank Public Co.
     Ltd. (Foreign Shares)(c)                           2,082,000      2,622,140

                                                                    ============
                                                                       7,582,255
                                                                    ------------
United Kingdom - 11.9%
   Aegis Group PLC                                      1,504,200      3,118,948
   Alliance Unichem PLC                                   258,128      3,739,153
   The Carphone Warehouse Group PLC                       594,000      1,958,673
   Catlin Group Ltd. PLC                                  154,400        971,558
   EMI Group PLC                                          288,500      1,467,812
   Exel PLC                                               221,200      3,070,452
   Hilton Group PLC                                       374,400      2,045,017
   InterContinental Hotels Group PLC(b)                   275,786      3,432,691
   Kelda Group PLC                                        249,000      3,023,700
   Michael Page International PLC                         756,500      2,715,999
   Millennium & Copthorne Hotels PLC                      406,500      3,082,737
   Paragon Group Cos. PLC                                 290,000      2,360,710
   Severn Trent PLC                                       155,700      2,890,639
   Somerfield PLC                                       1,097,000      3,311,892
   Surfcontrol PLC(b)                                     215,000      2,270,283
   Taylor Nelson Sofres PLC                               721,600      3,131,005
   Taylor Woodrow PLC                                     634,000      3,310,831
   Trinity Mirror PLC                                     245,100      2,992,811
   Tullow Oil PLC                                         747,400      2,188,274

                                                                    ============
                                                                      51,083,185
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $330,595,760)
                                                                     414,771,161
                                                                    ------------

26

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                INTERNATIONAL OPPORTUNITIES PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                        ----------   ----------
PREFERRED STOCKS - 1.4%
Brazil - 0.6%
   Companhia Siderurgica de Tubarao                     47,110,000   $2,775,872
                                                                     ----------
Germany - 0.8%
   Rheinmetall AG                                           65,200    3,403,126
                                                                     ----------
TOTAL PREFERRED STOCKS
   (Cost $5,727,446)                                                  6,178,998
                                                                     ----------

                                                      PAR/SHARES
                                           MATURITY      (000)         VALUE
                                           --------   ----------   ------------
SHORT TERM INVESTMENTS - 5.9%
   U.S. Treasury Bills
      1.89%                                01/13/05     $17,000      16,989,276
   Galileo Money Market Fund                              8,421       8,420,808
                                                                   ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $25,410,084)                                                25,410,084
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES - 103.9%
   (Cost $361,733,290(a))                                           446,360,243
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (3.9)%                                            (16,560,176)
                                                                   ------------
NET ASSETS - 100.0%                                                $429,800,067
                                                                   ============

----------
(a)  Cost for Federal income tax purposes is $364,973,674. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                                  $82,711,374
     Gross unrealized depreciation                                   (1,324,805)
                                                                    -----------
                                                                    $81,386,569
                                                                    ===========

(b)  Non-income producing security.
(c)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, the securities had a total market value of $7,582,255 which represents 1.8% of net assets.

                                                                              27

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                             SELECT EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   ----------
COMMON STOCKS - 98.8%
Aerospace - 2.0%
   The Boeing Co.                                          15,200    $  786,904
   Northrop Grumman Corp.                                  12,000       652,320
   United Technologies Corp.                                5,200       537,420

                                                                     ==========
                                                                      1,976,644
                                                                     ----------
Banks - 6.9%
   AmSouth Bancorporation(b)                               23,700       613,830
   Bank of America Corp.(b)                                44,100     2,072,259
   Comerica, Inc.                                           8,800       536,976
   Golden West Financial Corp.(b)                           7,800       479,076
   J.P. Morgan Chase & Co., Inc.                           21,000       819,210
   U.S. Bancorp                                            31,200       977,184
   Wachovia Corp.                                          23,200     1,220,320

                                                                     ==========
                                                                      6,718,855
                                                                     ----------
Beverages & Bottling - 1.8%
   The Coca-Cola Co.                                        8,700       362,181
   Constellation Brands, Inc. - Class A(c)                 11,500       534,865
   PepsiCo, Inc.                                           17,100       892,620

                                                                     ==========
                                                                      1,789,666
                                                                     ----------
Broadcasting - 0.7%
   Comcast Corp. - Class A(c)                              19,800       658,944
                                                                     ----------
Business Services - 0.8%
   Cendant Corp.                                           33,400       780,892
                                                                     ----------
Chemicals - 1.0%
   The Dow Chemical Co.                                    19,400       960,494
                                                                     ----------
Computer & Office Equipment - 5.3%
   Cisco Systems, Inc.(c)                                  52,600     1,015,180
   Dell, Inc.(c)                                           27,900     1,175,706
   Hewlett-Packard Co.                                     30,000       629,100
   International Business Machines Corp.                   19,100     1,882,878
   Lexmark International, Inc.(b)(c)                        5,300       450,500

                                                                     ==========
                                                                      5,153,364
                                                                     ----------
Computer Software & Services - 6.2%
   Advanced Micro Devices, Inc.(b)(c)                      17,300       380,946
   BMC Software, Inc.(c)                                   15,100       280,860
   Checkfree Corp.(c)                                      21,300       811,104
   Computer Sciences Corp.(b)(c)                           12,700       715,899
   Microsoft Corp.                                        110,600     2,954,126
   Oracle Corp.(c)                                         48,800       669,536
   Symantec Corp.(b)(c)                                    10,300       265,328

                                                                     ==========
                                                                      6,077,799
                                                                     ----------
Construction - 0.5%
   Centex Corp.                                             7,700       458,766
                                                                     ----------
Electronics - 5.4%
   General Electric Co.(d)                                 88,000     3,212,000
   Intel Corp.                                             63,000     1,473,570
   L-3 Communications Holdings, Inc.(b)                     9,900       725,076

                                                                     ==========
                                                                      5,410,646
                                                                     ----------
Energy & Utilities - 2.6%
   Exelon Corp.                                            24,100     1,062,087
   PPL Corp.(b)                                            18,900     1,006,992
   TXU Corp.(b)                                             7,600       490,656

                                                                     ==========
                                                                      2,559,735
                                                                     ----------
Entertainment & Leisure - 2.5%
   Harrah's Entertainment, Inc.(b)                          7,700    $  515,053
   Time Warner, Inc.(c)                                    52,400     1,018,656
   The Walt Disney Co.                                     31,400       872,920

                                                                     ==========
                                                                      2,406,629
                                                                     ----------
Finance - 8.5%
   The Bear Stearns Cos., Inc.                              5,100       521,781
   Capital One Financial Corp.(b)                           7,700       648,417
   CIT Group, Inc.                                         11,200       513,184
   Citigroup, Inc.                                         56,500     2,722,170
   Countrywide Financial Corp.                             19,498       721,621
   E*TRADE Financial Corp.(c)                              41,600       621,920
   Freddie Mac                                              5,900       434,830
   The Goldman Sachs Group, Inc.                            7,600       790,704
   KeyCorp(b)                                              20,300       688,170
   Providian Financial Corp.(c)                            36,400       599,508

                                                                     ==========
                                                                      8,262,305
                                                                     ----------
Food & Agriculture - 2.1%
   Archer-Daniels-Midland Co.                              22,300       497,513
   Campbell Soup Co.(b)                                    16,500       493,185
   Kellogg Co.                                             11,600       518,056
   Supervalu, Inc.(b)                                      15,400       531,608

                                                                     ==========
                                                                      2,040,362
                                                                     ----------
Insurance - 4.5%
   ACE Ltd.                                                10,400       444,600
   The Allstate Corp.                                      15,400       796,488
   American International Group, Inc.                      17,400     1,142,658
   The CHUBB Corp.                                          6,300       484,470
   MetLife, Inc.                                           23,700       960,087
   W.R. Berkley Corp.                                      12,400       584,908

                                                                     ==========
                                                                      4,413,211
                                                                     ----------
Machinery & Heavy Equipment - 0.6%
   Deere & Co.                                              7,400       550,560
                                                                     ----------
Manufacturing - 6.4%
   The Black & Decker Corp.(b)                              5,600       494,648
   Brunswick Corp.                                         13,300       658,350
   Eaton Corp.                                             13,400       969,624
   Fortune Brands, Inc.                                     8,500       656,030
   NIKE, Inc. - Class B                                     9,000       816,210
   Parker-Hannifin Corp.                                    6,300       477,162
   The Sherwin-Williams Co.(b)                             16,500       736,395
   The Stanley Works(b)                                    17,200       842,628
   Tyco International Ltd. - ADR(b)                        17,200       614,728

                                                                     ==========
                                                                      6,265,775
                                                                     ----------
Medical & Medical Services - 2.3%
   Amgen, Inc.(c)                                           6,200       397,730
   UnitedHealth Group, Inc.                                11,100       977,133
   Wellpoint, Inc.(c)                                       7,700       885,500

                                                                     ==========
                                                                      2,260,363
                                                                     ----------
Medical Instruments & Supplies - 1.4%
   Bausch & Lomb, Inc.                                     10,800       696,168
   Becton, Dickinson & Co.                                 11,900       675,920

                                                                     ==========
                                                                      1,372,088
                                                                     ----------
Metal & Mining - 0.8%
   Nucor Corp.(b)                                          14,000       732,760
                                                                     ----------

28

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                       SELECT EQUITY PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   -----------
COMMON STOCKS (Continued)
Motor Vehicles - 0.8%
   Ford Motor Co.(b)                                       32,300   $   472,872
   Lear Corp.(b)                                            7,400       451,474

                                                                    ===========
                                                                        924,346
                                                                    -----------
Natural Gas Distribution - 0.5%
   National Fuel Gas Co.                                   17,200       487,448
                                                                    -----------
Oil & Gas - 6.8%
   Baker Hughes, Inc.                                      20,500       874,735
   ChevronTexaco Corp.                                      8,500       446,335
   ConocoPhillips                                          15,800     1,371,914
   Exxon Mobil Corp.                                       53,900     2,762,914
   Occidental Petroleum Corp.                              10,600       618,616
   Valero Energy Corp.(b)                                  11,800       535,720

                                                                    ===========
                                                                      6,610,234
                                                                    -----------
Paper & Forest Products - 0.7%
   Georgia Pacific Corp.                                   17,700       663,396
                                                                    -----------
Pharmaceuticals - 8.5%
   AmerisourceBergen Corp.(b)                               7,100       416,628
   Bristol-Myers Squibb Co.                                35,900       919,758
   Gilead Sciences, Inc.(c)                                13,000       454,870
   Hospira, Inc.(c)                                        20,500       686,750
   Johnson & Johnson                                       38,800     2,460,696
   Merck & Co., Inc.(b)                                    11,800       379,252
   Pfizer, Inc.                                            83,100     2,234,559
   Wyeth                                                   17,400       741,066

                                                                    ===========
                                                                      8,293,579
                                                                    -----------
Publishing & Printing - 0.8%
   The McGraw-Hill Cos., Inc.                               8,100       741,474
                                                                    -----------
Railroad & Shipping - 1.8%
   Burlington Northern Santa Fe Corp.                      19,800       936,738
   FedEx Corp.                                              8,300       817,467

                                                                    ===========
                                                                      1,754,205
                                                                    -----------
Real Estate - 0.4%
   Simon Property Group, Inc. (REIT)(b)                     5,900       381,553
                                                                    -----------
Restaurants - 0.8%
   McDonald's Corp.                                        24,900       798,294
                                                                    -----------
Retail Merchandising - 5.6%
   AutoZone, Inc.(c)                                        6,100       556,991
   Barnes & Noble, Inc.(c)                                 15,700       506,639
   Federated Department Stores, Inc.                       11,900       687,701
   The Home Depot, Inc.(b)                                 36,400     1,555,736
   Nordstrom, Inc.                                         14,700       686,931
   Target Corp.                                             8,900       462,177
   Wal-Mart Stores, Inc.                                   18,900       998,298

                                                                    ===========
                                                                      5,454,473
                                                                    -----------
Semiconductors & Related Devices - 1.4%
   LAM Research Corp.(b)(c)                                14,900       430,759
   Micron Technology, Inc.(b)(c)                           37,000       456,950
   Texas Instruments, Inc.(b)                              19,600       482,552

                                                                    ===========
                                                                      1,370,261
                                                                    -----------
Soaps & Cosmetics - 2.0%
   The Gillette Co.                                        14,000       626,920
   The Procter & Gamble Co.                                24,200     1,332,936

                                                                    ===========
                                                                      1,959,856
                                                                    -----------

Telecommunications - 4.7%
   Motorola, Inc.                                          61,300   $ 1,054,360
   Nextel Communications, Inc. - Class A(b)(c)             16,600       498,000
   QUALCOMM, Inc.                                           9,600       407,040
   SBC Communications, Inc.                                15,800       407,166
   Sprint Corp. (Fon Group)                                20,400       506,940
   Verizon Communications, Inc.                            41,800     1,693,318

                                                                    ===========
                                                                      4,566,824
                                                                    -----------
Tobacco - 1.2%
   Altria Group, Inc.                                      18,700     1,142,570
                                                                    -----------
Transportation - 0.5%
   Ryder Systems, Inc.                                     10,400       496,808
                                                                    -----------
TOTAL COMMON STOCKS
  (Cost $66,812,370)                                                 96,495,179
                                                                    -----------

                                                          PAR/SHARES
                                               MATURITY      (000)       VALUE
                                               --------   ----------   ---------
SHORT TERM INVESTMENTS - 6.1%
   Bank of America, Floating Rate
      Notes
      2.30%(e)(f)                              01/03/05     $  133       133,227
   Bank of America, Time Deposit
      1.50%(f)                                 01/03/05        158       157,774
   Citigroup, Commercial Paper
      2.30%(f)                                 01/10/05         59        59,212
   Credit Suisse First Boston, Certificate
      of Deposit
      2.36%(f)                                 01/24/05        545       545,157
   Foreningssparbanken AB, Floating
      Rate Notes
      2.36%(e)(f)                              01/18/05        512       512,446
   Merrill Lynch, Variable Rate Master
      Notes
      2.38%(e)(f)                              01/03/05      1,142     1,141,800
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                              01/03/05        130       129,761
   SE Banken, Certificate of Deposit
      2.35%(f)                                 01/28/05        306       306,258
   Goldman Sachs, Floating Rate Notes
      2.33%(e)(f)                              01/03/05        243       242,554
   Morgan Stanley, Floating Rate Notes
      2.33%(e)(f)                              01/03/05         49        49,407
   Natexis Banques International,
      Floating Rate Notes
      2.30%(e)(f)                              01/03/05        791       790,910
   Galileo Money Market Fund                                 1,526     1,526,487
   Institutional Money Market Trust(f)                         358       357,640
                                                                       =========
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,952,633)                                                   5,952,633
                                                                       ---------

                                                                              29

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                       VALUE
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES - 104.9%
   (Cost $72,765,003(a))                                           $102,447,812
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (4.9)%                                                   (4,800,676)
                                                                   ------------
NET ASSETS - 100.0%                                                $ 97,647,136
                                                                   ============
----------
(a)  Cost for Federal income tax purposes is $70,154,902. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

        Gross unrealized appreciation                               $33,467,878
        Gross unrealized depreciation                                (1,174,968)
                                                                    -----------
                                                                    $32,292,910
                                                                    ===========

(b)  Total or partial securities on loan.
(c)  Non-income producing security.
(d)  Securities, or a portion therof, pledged as collateral with a value of
     $1,642,500 on 6 long S&P futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $1,820,550, with an unrealized gain of $31,975 (including commissions of $23).
(e)  Rates shown are the rates as of December 31, 2004.
(f)  Securities purchased with the cash proceeds from securities loaned.

30

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                      VALUE
                                                                 --------------
Investment in The U.S. Large Company
   Series of The DFA Investment Trust
   Company - 100.2%
   (Cost $1,184,785,692)                                         $1,435,449,012
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.2)%                                                   (4,038,450)
                                                                 --------------
NET ASSETS - 100.0%                                              $1,431,410,562
                                                                 ==============

SEE ACCOMPANYING SCHEDULE OF INVESTMENTS FOR THE DFA INVESTMENT TRUST COMPANY.

                                                                              31

SCHEDULE OF INVESTMENTS (UNAUDITED) THE DFA INVESTMENT TRUST COMPANY
The U.S. Large Company Series

                                                          Shares       Value
                                                        ---------   -----------
COMMON STOCKS - (97.0%)
3M Co. ..............................................     243,600   $19,992,252
Abbott Laboratories .................................     487,300    22,732,545
Ace, Ltd. ...........................................      88,900     3,800,475
*ADC Telecommunications, Inc. .......................     253,100       678,308
Adobe Systems, Inc. .................................      74,700     4,686,678
*Advanced Micro Devices, Inc. .......................     120,700     2,657,814
*AES Corp. ..........................................     203,000     2,775,010
Aetna, Inc. .........................................      46,200     5,763,450
*Affiliated Computer Services, Inc. Class A .........      40,200     2,419,638
AFLAC, Inc. .........................................     158,300     6,306,672
*Agilent Technologies, Inc. .........................     151,900     3,660,790
Air Products & Chemicals, Inc. ......................      71,100     4,121,667
Alberto-Culver Co. Class B ..........................      28,500     1,384,245
Albertson's, Inc. ...................................     115,200     2,750,976
Alcoa, Inc. .........................................     272,400     8,558,808
*Allegheny Energy, Inc. .............................      42,900       845,559
Allegheny Technologies, Inc. ........................      29,900       647,933
Allergan, Inc. ......................................      41,100     3,331,977
*Allied Waste Industries, Inc. ......................      99,600       924,288
Allstate Corp. ......................................     214,700    11,104,284
Alltel Corp. ........................................      95,000     5,582,200
*Altera Corp. .......................................     116,500     2,411,550
Altria Group, Inc. ..................................     642,200    39,238,420
AMBAC Financial Group, Inc. .........................      34,000     2,792,420
Amerada Hess Corp. ..................................      28,700     2,364,306
Ameren Corp. ........................................      60,900     3,053,526
American Electric Power Co., Inc. ...................     123,800     4,251,292
American Express Co. ................................     392,700    22,136,499
American International Group, Inc. ..................     814,900    53,514,483
American Power Conversion Corp. .....................      59,800     1,279,720
*American Standard Companies, Inc. ..................      67,100     2,772,572
AmerisourceBergen Corp. .............................      32,900     1,930,572
*Amgen, Inc. ........................................     397,400    25,493,210
AmSouth Bancorporation ..............................     111,100     2,877,490
Anadarko Petroleum Corp. ............................      77,400     5,016,294
Analog Devices, Inc. ................................     117,600     4,341,792
*Andrew Corp. .......................................      50,300       685,589
Anheuser-Busch Companies, Inc. ......................     247,200    12,540,456
AON Corp. ...........................................      99,000     2,362,140
Apache Corp. ........................................     102,100     5,163,197
Apartment Investment & Management Co. Class A .......      29,700     1,144,638
*Apollo Group, Inc. Class A .........................      58,000     4,681,180
*Apple Computer, Inc. ...............................     125,800     8,101,520
Applera Corp. - Applied Biosystems Group ............      61,300     1,281,783
*Applied Materials, Inc. ............................     531,400     9,086,940
*Applied Micro Circuits Corp. .......................      96,400       405,844
Archer-Daniels-Midland Co. ..........................     204,800     4,569,088
Ashland, Inc. .......................................      22,200     1,296,036
#AT&T Corp. .........................................     249,000     4,745,940
Autodesk, Inc. ......................................      71,800     2,724,810
Automatic Data Processing, Inc. .....................     182,300     8,085,005
*AutoNation, Inc. ...................................      82,800     1,590,588
*Autozone, Inc. .....................................      25,000     2,282,750
*Avaya, Inc. ........................................     143,200     2,463,040
Avery Dennison Corp. ................................      34,600     2,074,962
Avon Products, Inc. .................................     148,000     5,727,600
Baker Hughes, Inc. ..................................     105,000     4,480,350
Ball Corp. ..........................................      35,200     1,548,096
Bank of America Corp. ...............................   1,263,800    59,385,962
Bank of New York Co., Inc. ..........................     243,100     8,124,402
Bard (C.R.), Inc. ...................................      32,700     2,092,146
Bausch & Lomb, Inc. .................................      16,700     1,076,482
Baxter International, Inc. ..........................     192,900     6,662,766
BB&T Corp. ..........................................     172,800     7,266,240
Bear Stearns Companies, Inc. ........................      32,300   $ 3,304,613
Becton Dickinson & Co. ..............................      79,200     4,498,560
*Bed Bath and Beyond, Inc. ..........................      94,200     3,751,986
BellSouth Corp. .....................................     573,100    15,926,449
Bemis Co., Inc. .....................................      33,500       974,515
Best Buy Co., Inc. ..................................     101,500     6,031,130
*Big Lots, Inc. .....................................      35,300       428,189
*Biogen Idec, Inc. ..................................     104,400     6,954,084
Biomet, Inc. ........................................      79,200     3,436,488
BJ Services, Co. ....................................      50,500     2,350,270
Black & Decker Corp. ................................      25,300     2,234,749
*BMC Software, Inc. .................................      69,400     1,290,840
Boeing Co. ..........................................     262,700    13,599,979
*Boston Scientific Corp. ............................     264,200     9,392,310
Bristol-Myers Squibb Co. ............................     608,800    15,597,456
*Broadcom Corp. .....................................     103,000     3,324,840
Brown-Forman Corp. Class B ..........................      38,100     1,854,708
Brunswick Corp. .....................................      30,100     1,489,950
Burlington Northern Santa Fe Corp. ..................     117,600     5,563,656
Burlington Resources, Inc. ..........................     122,500     5,328,750
*#Calpine Corp. .....................................     167,200       658,768
Campbell Soup Co. ...................................     128,700     3,846,843
Capital One Financial Corp. .........................      75,900     6,391,539
Cardinal Health, Inc. ...............................     135,200     7,861,880
*Caremark Rx, Inc. ..................................     142,200     5,606,946
Carnival Corp. ......................................     198,100    11,416,503
Caterpillar, Inc. ...................................     106,800    10,414,068
Cendant Corp. .......................................     329,400     7,701,372
CenterPoint Energy, Inc. ............................      96,300     1,088,190
Centex Corp. ........................................      38,900     2,317,662
CenturyTel, Inc. ....................................      42,100     1,493,287
ChevronTexaco Corp. .................................     662,900    34,808,879
*Chiron Corp. .......................................      58,500     1,949,805
Chubb Corp. .........................................      59,900     4,606,310
*CIENA Corp. ........................................     178,900       597,526
CIGNA Corp. .........................................      42,000     3,425,940
Cincinnati Financial Corp. ..........................      52,600     2,328,076
Cinergy Corp. .......................................      56,700     2,360,421
Cintas Corp. ........................................      53,700     2,355,282
Circuit City Stores, Inc. ...........................      61,100       955,604
*Cisco Sytems, Inc. .................................   2,060,300    39,763,790
CIT Group, Inc. .....................................      65,800     3,014,956
Citigroup, Inc. .....................................   1,623,800    78,234,684
Citizens Communications Co. .........................     105,000     1,447,950
*Citrix Systems, Inc. ...............................      53,000     1,300,090
Clear Channel Communications, Inc. ..................     179,500     6,011,455
Clorox Co. ..........................................      47,600     2,805,068
*CMS Energy Corp. ...................................      60,900       636,405
*Coach, Inc. ........................................      59,100     3,333,240
Coca-Cola Co. .......................................     757,000    31,513,910
Coca-Cola Enterprises, Inc. .........................     146,800     3,060,780
Colgate-Palmolive Co. ...............................     165,900     8,487,444
*Comcast Corp. Class A ..............................     694,600    23,116,288
Comerica, Inc. ......................................      53,400     3,258,468
Computer Associates International, Inc. .............     183,200     5,690,192
*Computer Sciences Corp. ............................      59,200     3,337,104
*Compuware Corp. ....................................     121,100       783,517
*Comverse Technology, Inc. ..........................      61,800     1,511,010
ConAgra, Inc. .......................................     160,900     4,738,505
ConocoPhillips ......................................     216,000    18,755,280
Consolidated Edison, Inc. ...........................      75,700     3,311,875
Constellation Energy Group ..........................      55,000     2,404,050
*Convergys Corp. ....................................      44,300       664,057
Cooper Industries, Ltd. .............................      28,700     1,948,443
Cooper Tire & Rubber Co. ............................      23,400       504,270
Coors (Adolph) Co. Class B ..........................      11,700       885,339
*Corning, Inc. ......................................     438,700     5,163,499

32

SCHEDULE OF INVESTMENTS (UNAUDITED) THE DFA INVESTMENT TRUST COMPANY
The U.S. Large Company Series (Continued)

                                                          Shares        Value
                                                        ---------   ------------
Costco Wholesale Corp. ..............................     146,800   $  7,106,588
Countrywide Financial Corp. .........................     181,600      6,721,016
CSX Corp. ...........................................      67,200      2,693,376
Cummins, Inc. .......................................      14,200      1,189,818
CVS Corp. ...........................................     125,200      5,642,764
Dana Corp. ..........................................      46,900        812,777
Danaher Corp. .......................................      96,600      5,545,806
Darden Restaurants, Inc. ............................      49,200      1,364,808
Deere & Co. .........................................      77,600      5,773,440
*Dell, Inc. .........................................     777,300     32,755,422
Delphi Corp. ........................................     175,600      1,583,912
*#Delta Air Lines, Inc. .............................      40,500        302,940
Devon Energy Corp. ..................................     152,100      5,919,732
Dillards, Inc. Class A ..............................      25,700        690,559
Disney (Walt) Co. ...................................     639,300     17,772,540
Dollar General Corp. ................................     102,500      2,128,925
Dominion Resources, Inc. ............................     103,700      7,024,638
Donnelley (R.R.) & Sons Co. .........................      68,700      2,424,423
Dover Corp. .........................................      63,600      2,667,384
Dow Chemical Co. ....................................     295,000     14,605,450
Dow Jones & Co., Inc. ...............................      25,600      1,102,336
DTE Energy Co. ......................................      54,400      2,346,272
Duke Energy Corp. ...................................     299,300      7,581,269
DuPont (E.I.) de Nemours & Co., Inc. ................     310,800     15,244,740
*Dynegy, Inc. .......................................     118,900        549,318
*E*TRADE Financial Corp. ............................     116,400      1,740,180
Eastman Chemical Co. ................................      24,400      1,408,612
Eastman Kodak Co. ...................................      89,700      2,892,825
Eaton Corp. .........................................      47,500      3,437,100
*eBay, Inc. .........................................     207,400     24,116,472
Ecolab, Inc. ........................................      80,600      2,831,478
Edison International ................................     101,900      3,263,857
El Paso Corp. .......................................     201,300      2,093,520
*Electronic Arts, Inc. ..............................      95,500      5,890,440
Electronic Data Systems Corp. .......................     160,800      3,714,480
*EMC Corp. ..........................................     749,800     11,149,526
Emerson Electric Co. ................................     131,300      9,204,130
Engelhard Corp. .....................................      38,300      1,174,661
Entergy Corp. .......................................      69,900      4,724,541
EOG Resources, Inc. .................................      37,100      2,647,456
Equifax, Inc. .......................................      42,300      1,188,630
Equity Office Properties Trust ......................     126,200      3,674,944
Equity Residential ..................................      88,500      3,201,930
Exelon Corp. ........................................     207,300      9,135,711
*Express Scripts, Inc. ..............................      23,800      1,819,272
Exxon Mobil Corp. ...................................   2,018,500    103,468,310
Family Dollar Stores, Inc. ..........................      52,500      1,639,575
Federal Home Loan Mortgage Corporation ..............     215,700     15,897,090
Federal National Mortgage Association ...............     302,800     21,562,388
Federated Department Stores, Inc. ...................      52,900      3,057,091
Federated Investors, Inc. ...........................      33,600      1,021,440
FedEx Corp. .........................................      94,000      9,258,060
Fifth Third Bancorp .................................     175,600      8,302,368
First Data Corp. ....................................     259,600     11,043,384
First Horizon National Corp. ........................      38,500      1,659,735
FirstEnergy Corp. ...................................     103,200      4,077,432
*Fiserv, Inc. .......................................      61,200      2,459,628
*Fisher Scientific International, Inc. ..............      36,700      2,289,346
Fluor Corp. .........................................      26,200      1,428,162
Ford Motor Co. ......................................     572,500      8,381,400
*Forest Laboratories, Inc. ..........................     115,300      5,172,358
Fortune Brands, Inc. ................................      45,100      3,480,818
FPL Group, Inc. .....................................      58,100      4,342,975
Franklin Resources, Inc. ............................      78,000      5,432,700
Freeport-McMoRan Copper & Gold, Inc. Class B ........      55,900      2,137,057
*Freescale Semiconductor, Inc. Class B ..............     122,000      2,239,920
Gannett Co., Inc. ...................................      79,900   $  6,527,830
Gap, Inc. ...........................................     274,300      5,793,216
*Gateway, Inc. ......................................     116,900        702,569
General Dynamics Corp. ..............................      62,700      6,558,420
General Electric Co. ................................   3,307,900    120,738,350
General Mills, Inc. .................................     114,000      5,666,940
General Motors Corp. ................................     176,700      7,078,602
Genuine Parts Co. ...................................      54,600      2,405,676
*Genzyme Corp. ......................................      71,800      4,169,426
Georgia-Pacific Corp. ...............................      80,700      3,024,636
*Gilead Sciences, Inc. ..............................     135,500      4,741,145
Gillette Co. ........................................     310,600     13,908,668
Golden West Financial Corp. .........................      95,800      5,884,036
Goodrich (B.F.) Co. .................................      37,200      1,214,208
*#Goodyear Tire & Rubber Co. ........................      54,900        804,834
Grainger (W.W.), Inc. ...............................      28,200      1,878,684
Great Lakes Chemical Corp. ..........................      16,000        455,840
Guidant Corp. .......................................      99,700      7,188,370
H&R Block, Inc. .....................................      51,500      2,523,500
Halliburton Co. .....................................     138,300      5,426,892
Harley-Davidson, Inc. ...............................      91,900      5,582,925
Harrahs Entertainment, Inc. .........................      35,100      2,347,839
Hartford Financial Services Group, Inc. .............      91,900      6,369,589
Hasbro, Inc. ........................................      55,400      1,073,652
HCA, Inc. ...........................................     131,800      5,266,728
Health Management Associates, Inc. ..................      76,200      1,731,264
Heinz (H.J.) Co. ....................................     109,300      4,261,607
*Hercules, Inc. .....................................      35,000        519,750
Hershey Foods Corp. .................................      77,000      4,276,580
Hewlett-Packard Co. .................................     944,900     19,814,553
Hilton Hotels Corp. .................................     120,800      2,746,992
Home Depot, Inc. ....................................     687,100     29,366,654
Honeywell International, Inc. .......................     269,100      9,528,831
*Hospira, Inc. ......................................      48,800      1,634,800
*Humana, Inc. .......................................      49,900      1,481,531
Huntington Bancshares, Inc. .........................      72,300      1,791,594
Illinois Tool Works, Inc. ...........................      92,500      8,572,900
IMS Health, Inc. ....................................      72,600      1,685,046
Ingersoll-Rand Co., Ltd. Class A ....................      53,900      4,328,170
Intel Corp. .........................................   1,978,400     46,274,776
International Business Machines Corp. ...............     520,900     51,350,322
International Flavors & Fragrances, Inc. ............      29,500      1,263,780
International Game Technology .......................     107,800      3,706,164
International Paper Co. .............................     152,200      6,392,400
*Interpublic Group of Companies, Inc. ...............     132,300      1,772,820
*Intuit, Inc. .......................................      58,600      2,578,986
ITT Industries, Inc. ................................      28,900      2,440,605
*Jabil Circuit, Inc. ................................      63,000      1,611,540
Janus Capital Group, Inc. ...........................      73,900      1,242,259
*JDS Uniphase Corp. .................................     451,800      1,432,206
Jefferson-Pilot Corp. ...............................      42,700      2,218,692
Johnson & Johnson ...................................     928,600     58,891,812
Johnson Controls, Inc. ..............................      59,600      3,781,024
Jones Apparel Group, Inc. ...........................      38,200      1,396,974
JPMorgan Chase & Co. ................................   1,114,600     43,480,546
KB Home .............................................      14,500      1,513,800
Kellogg Co. .........................................     129,200      5,770,072
Kerr-McGee Corp. ....................................      47,500      2,745,025
KeyCorp .............................................     127,200      4,312,080
KeySpan Corp. .......................................      50,200      1,980,390
Kimberly-Clark Corp. ................................     152,600     10,042,606
Kinder Morgan, Inc. .................................      38,800      2,837,444
*King Pharmaceuticals, Inc. .........................      75,600        937,440
*KLA-Tencor Corp. ...................................      61,200      2,850,696
Knight-Ridder, Inc. .................................      24,100      1,613,254
*Kohl's Corp. .......................................     107,300      5,275,941
L-3 Communications Holdings, Inc. ...................      36,000      2,636,640

                                                                              33

SCHEDULE OF INVESTMENTS (UNAUDITED)THE DFA INVESTMENT TRUST COMPANY
The U.S. Large Company Series (Continued)

                                                           Shares       Value
                                                         ---------   -----------
*Laboratory Corp. of America Holdings ................      43,300   $ 2,157,206
Leggett & Platt, Inc. ................................      59,700     1,697,271
Lehman Brothers Holdings, Inc. .......................      84,300     7,374,564
*Lexmark International, Inc. .........................      40,400     3,434,000
Lilly (Eli) & Co. ....................................     354,100    20,095,175
Limited Brands, Inc. .................................     127,200     2,928,144
Lincoln National Corp. ...............................      54,600     2,548,728
Linear Technology Corp. ..............................      96,100     3,724,836
Liz Claiborne, Inc. ..................................      34,000     1,435,140
Lockheed Martin Corp. ................................     138,500     7,693,675
Loews Corp. ..........................................      58,000     4,077,400
Louisiana-Pacific Corp. ..............................      34,400       919,856
Lowe's Companies, Inc. ...............................     241,800    13,925,262
*LSI Logic Corp. .....................................     120,400       659,792
*Lucent Technologies, Inc. ...........................   1,383,200     5,200,832
M&T Bank Corp. .......................................      36,300     3,914,592
Manor Care, Inc. .....................................      27,000       956,610
Marathon Oil Corp. ...................................     108,400     4,076,924
Marriott International, Inc. Class A .................      70,000     4,408,600
Marsh & McLennan Companies, Inc. .....................     164,900     5,425,210
Marshall & Ilsley Corp. ..............................      69,900     3,089,580
Masco Corp. ..........................................     140,200     5,121,506
Mattel, Inc. .........................................     129,800     2,529,802
Maxim Integrated Products, Inc. ......................     101,800     4,315,302
May Department Stores Co. ............................      91,400     2,687,160
Maytag Corp. .........................................      24,800       523,280
MBIA, Inc. ...........................................      44,000     2,784,320
MBNA Corp. ...........................................     399,800    11,270,362
McCormick & Co., Inc. ................................      42,800     1,652,080
McDonald's Corp. .....................................     393,400    12,612,404
McGraw-Hill Companies, Inc. ..........................      59,400     5,437,476
McKesson Corp. .......................................      92,000     2,894,320
MeadWestavco Corp. ...................................      63,400     2,148,626
*Medco Health Solutions, Inc. ........................      85,300     3,548,480
*Medimmune, Inc. .....................................      77,800     2,109,158
Medtronic, Inc. ......................................     378,200    18,785,194
Mellon Financial Corp. ...............................     132,500     4,122,075
Merck & Co., Inc. ....................................     693,900    22,301,946
*Mercury Interactive Corp. ...........................      26,400     1,202,520
Meredith Corp. .......................................      15,600       845,520
Merrill Lynch & Co., Inc. ............................     291,400    17,416,978
MetLife, Inc. ........................................     232,900     9,434,779
MGIC Investment Corp. ................................      30,300     2,087,973
*Micron Technology, Inc. .............................     191,600     2,366,260
Microsoft Corp. ......................................   3,401,600    90,856,736
*Millipore Corp. .....................................      15,600       777,036
Molex, Inc. ..........................................      59,000     1,770,000
Monsanto Co. .........................................      82,700     4,593,985
*Monster Worldwide, Inc. .............................      37,300     1,254,772
Moody's Corp. ........................................      46,300     4,021,155
Morgan Stanley .......................................     342,500    19,015,600
Motorola, Inc. .......................................     761,700    13,101,240
#Mylan Laboratories, Inc. ............................      84,200     1,488,656
*Nabors Industries, Ltd. .............................      46,800     2,400,372
National City Corp. ..................................     212,000     7,960,600
National Semiconductor Corp. .........................     112,100     2,012,195
*Navistar International Corp. ........................      21,800       958,764
*NCR Corp. ...........................................      29,200     2,021,516
*Neenah Paper, Inc. ..................................       4,681       152,601
*Network Appliance, Inc. .............................     112,300     3,730,606
Newell Rubbermaid, Inc. ..............................      86,000     2,080,340
Newmont Mining Corp. .................................     138,900     6,168,549
*Nextel Communications, Inc. .........................     347,700    10,431,000
Nicor, Inc. ..........................................      13,800       509,772
NIKE, Inc. Class B ...................................      82,100     7,445,649
NiSource, Inc. .......................................      84,600     1,927,188
*Noble Corp. .........................................      42,400     2,108,976
Nordstrom, Inc. ......................................      43,800     2,046,774
Norfolk Southern Corp. ...............................     123,900     4,483,941
North Fork Bancorporation, Inc. ......................     147,300     4,249,605
Northern Trust Corp. .................................      68,600     3,332,588
Northrop Grumman Corp. ...............................     115,200     6,262,272
*Novell, Inc. ........................................     117,600       793,800
*Novellus Systems, Inc. ..............................      41,470     1,156,598
Nucor Corp. ..........................................      49,800     2,606,532
*Nvidia Corp. ........................................      52,000     1,225,120
Occidental Petroleum Corp. ...........................     123,500     7,207,460
*Office Depot, Inc. ..................................      97,800     1,697,808
OfficeMax, Inc. ......................................      27,500       862,950
Omnicom Group, Inc. ..................................      58,300     4,915,856
*Oracle Corp. ........................................   1,604,600    22,015,112
Paccar, Inc. .........................................      54,400     4,378,112
*Pactiv Corp. ........................................      46,400     1,173,456
Pall Corp. ...........................................      38,800     1,123,260
*Parametric Technology Corp. .........................      84,200       495,938
Parker Hannifin Corp. ................................      37,400     2,832,676
Paychex, Inc. ........................................     118,300     4,031,664
Penney (J.C.) Co., Inc. ..............................      89,400     3,701,160
Peoples Energy Corp. .................................      11,800       518,610
Pepsi Bottling Group, Inc. ...........................      78,200     2,114,528
PepsiCo, Inc. ........................................     527,100    27,514,620
PerkinElmer, Inc. ....................................      40,100       901,849
Pfizer, Inc. .........................................   2,356,400    63,363,596
*PG&E Corp. ..........................................     126,100     4,196,608
Phelps Dodge Corp. ...................................      29,900     2,957,708
Pinnacle West Capital Corp. ..........................      28,700     1,274,567
Pitney Bowes, Inc. ...................................      72,200     3,341,416
Plum Creek Timber Co., Inc. ..........................      57,400     2,206,456
*PMC-Sierra, Inc. ....................................      55,800       627,750
PNC Financial Services Group .........................      88,400     5,077,696
*Power-One, Inc. .....................................      26,300       234,596
PPG Industries, Inc. .................................      53,800     3,667,008
PPL Corp. ............................................      59,100     3,148,848
Praxair, Inc. ........................................     101,600     4,485,640
Principal Financial Group, Inc. ......................      96,000     3,930,240
Procter & Gamble Co. .................................     793,700    43,716,996
Progress Energy, Inc. ................................      77,300     3,497,052
Progressive Corp. ....................................      62,600     5,310,984
ProLogis .............................................      57,500     2,491,475
*Providian Financial Corp. ...........................      91,700     1,510,299
Prudential Financial, Inc. ...........................     160,500     8,821,080
Public Service Enterprise Group, Inc. ................      74,400     3,851,688
Pulte Homes, Inc. ....................................      39,900     2,545,620
*QLogic Corp. ........................................      29,000     1,065,170
Qualcomm, Inc. .......................................     512,800    21,742,720
Quest Diagnostics, Inc. ..............................      31,700     3,028,935
*Qwest Communications International, Inc. ............     568,200     2,522,808
RadioShack Corp. .....................................      49,600     1,630,848
Raytheon Co. .........................................     141,400     5,490,562
Reebok International, Ltd. ...........................      18,200       800,800
Regions Financial Corp. ..............................     145,400     5,174,786
Reynolds American, Inc. ..............................      46,200     3,631,320
Robert Half International, Inc. ......................      54,200     1,595,106
Rockwell Automation, Inc. ............................      57,600     2,854,080
Rockwell Collins, Inc. ...............................      55,200     2,177,088
Rohm & Haas Co. ......................................      70,400     3,113,792
*Rowan Companies, Inc. ...............................      33,600       870,240
Ryder System, Inc. ...................................      20,100       960,177
Sabre Holdings Corp. .................................      42,400       939,584
Safeco Corp. .........................................      39,700     2,073,928
*Safeway, Inc. .......................................     140,000     2,763,600
*Sanmina-SCI Corp. ...................................     163,100     1,381,457
Sara Lee Corp. .......................................     245,600     5,928,784
SBC Communications, Inc. .............................   1,037,400    26,733,798

34

SCHEDULE OF INVESTMENTS (UNAUDITED)THE DFA INVESTMENT TRUST COMPANY
The U.S. Large Company Series (Continued)

                                                        Shares        Value
                                                      ---------   --------------
Schering-Plough Corp. .............................     460,800   $    9,621,504
Schlumberger, Ltd. ................................     184,200       12,332,190
Schwab (Charles) Corp. ............................     421,500        5,041,140
Scientific-Atlanta, Inc. ..........................      48,000        1,584,480
*Sealed Air Corp. .................................      26,100        1,390,347
Sears, Roebuck & Co. ..............................      64,700        3,301,641
Sempra Energy .....................................      73,000        2,677,640
Sherwin-Williams Co. ..............................      44,200        1,972,646
*Siebel Systems, Inc. .............................     159,000        1,669,500
Sigma-Aldrich Corp. ...............................      21,600        1,305,936
Simon Property Group, Inc. ........................      69,200        4,475,164
SLM Corp. .........................................     134,500        7,180,955
Snap-On, Inc. .....................................      18,000          618,480
*Solectron Corp. ..................................     303,800        1,619,254
Southern Co. ......................................     231,400        7,756,528
Southwest Airlines Co. ............................     243,900        3,970,692
Sovereign Bancorp, Inc. ...........................     108,000        2,435,400
Sprint Corp. ......................................     460,200       11,435,970
*St. Jude Medical, Inc. ...........................     111,900        4,691,967
Staples, Inc. .....................................     155,800        5,252,018
Starbucks Corp. ...................................     125,100        7,801,236
Starwood Hotels & Resorts Worldwide, Inc. .........      64,900        3,790,160
State Street Corp. ................................     104,300        5,123,216
Stryker Corp. .....................................     125,800        6,069,850
Sun Microsystems, Inc. ............................   1,052,300        5,661,374
Sungard Data Systems, Inc. ........................      90,400        2,561,032
Sunoco, Inc. ......................................      22,900        1,871,159
SunTrust Banks, Inc. ..............................     116,000        8,570,080
Supervalu, Inc. ...................................      42,000        1,449,840
Symantec Corp. ....................................     198,400        5,110,784
Symbol Technologies, Inc. .........................      75,300        1,302,690
Synovus Financial Corp. ...........................      96,900        2,769,402
Sysco Corp. .......................................     200,200        7,641,634
T. Rowe Price Group, Inc. .........................      40,100        2,494,220
Target Corp. ......................................     280,200       14,550,786
TECO Energy, Inc. .................................      62,500          958,750
Tektronix, Inc. ...................................      28,200          851,922
*Tellabs, Inc. ....................................     144,600        1,242,114
Temple-Inland, Inc. ...............................      17,500        1,197,000
*Tenet Healthcare Corp. ...........................     146,000        1,603,080
*Teradyne, Inc. ...................................      60,800        1,037,856
Texas Instruments, Inc. ...........................     540,600       13,309,572
Textron, Inc. .....................................      43,000        3,173,400
The Goldman Sachs Group, Inc. .....................     151,500       15,762,060
*The Kroger Co. ...................................     231,300        4,057,002
The New York Times Co. Class A ....................      45,400        1,852,320
The St. Paul Travelers Companies, Inc. ............     209,500        7,766,165
The Stanley Works .................................      25,700        1,259,043
The TJX Companies, Inc. ...........................     150,800        3,789,604
*Thermo Electron Corp. ............................      50,000        1,509,500
Tiffany & Co. .....................................      45,500        1,454,635
*#Time Warner, Inc. ...............................   1,433,100       27,859,464
Torchmark Corp. ...................................      33,800        1,931,332
*Toys R Us, Inc. ..................................      67,300        1,377,631
*Transocean, Inc. .................................     100,600        4,264,434
Tribune Co. .......................................      99,400        4,188,716
TXU Corp. .........................................      75,200        4,854,912
Tyco International, Ltd. ..........................     629,400       22,494,756
U.S. Bancorp ......................................     584,200       18,297,144
Union Pacific Corp. ...............................      81,200        5,460,700
*Unisys Corp. .....................................     105,100        1,069,918
United Parcel Service, Inc. .......................     350,700       29,970,822
United States Steel Corp. .........................      35,600        1,824,500
United Technologies Corp. .........................     159,900       16,525,665
UnitedHealth Group, Inc. ..........................     204,500       18,002,135
*Univision Communications, Inc. Class A ...........     101,100        2,959,197
Unocal Corp. ......................................      82,300        3,558,652
UnumProvident Corp. ...............................      92,800   $    1,664,832
UST, Inc. .........................................      51,700        2,487,287
Valero Energy Corp. ...............................      80,300        3,645,620
*VERITAS Software Corp. ...........................     132,100        3,771,455
Verizon Communications, Inc. ......................     866,400       35,097,864
VF Corp. ..........................................      34,800        1,927,224
Viacom, Inc. Class B ..............................     533,500       19,414,065
Visteon Corp. .....................................      40,500          395,685
Vulcan Materials Co. ..............................      32,000        1,747,520
Wachovia Corp. ....................................     501,800       26,394,680
Walgreen Co. ......................................     319,800       12,270,726
Wal-Mart Stores, Inc. .............................   1,325,000       69,986,500
Washington Mutual, Inc. ...........................     273,200       11,550,896
Waste Management, Inc. ............................     179,000        5,359,260
*Waters Corp. .....................................      37,800        1,768,662
*Watson Pharmaceuticals, Inc. .....................      34,300        1,125,383
*WellPoint, Inc. ..................................      92,400       10,626,000
Wells Fargo & Co. .................................     529,400       32,902,210
Wendy's International, Inc. .......................      35,700        1,401,582
Weyerhaeuser Co. ..................................      75,100        5,048,222
Whirlpool Corp. ...................................      20,800        1,439,568
Williams Companies, Inc. ..........................     174,100        2,836,089
Wrigley (Wm.) Jr. Co. .............................      70,200        4,857,138
Wyeth .............................................     417,500       17,781,325
Xcel Energy, Inc. .................................     125,300        2,280,460
*Xerox Corp. ......................................     298,400        5,075,784
Xilinx, Inc. ......................................     109,000        3,231,850
XL Capital, Ltd. ..................................      43,400        3,370,010
*Yahoo!, Inc. .....................................     430,200       16,209,936
Yum! Brands, Inc. .................................      91,700        4,326,406
*Zimmer Holdings, Inc. ............................      76,800        6,153,216
Zions Bancorporation ..............................      28,100        1,911,643
                                                                  --------------
TOTAL COMMON STOCKS
(Cost $2,588,529,774) .............................                3,509,415,188
                                                                  --------------

                                                          Face
                                                         Amount
                                                         (000)        Value
                                                        -------   -------------
TEMPORARY CASH INVESTMENTS - (3.0%)
   -Repurchase Agreement, Merrill Lynch
      Triparty Repo 1.65%, 01/03/05
      (Collateralized by $3,111,000 U.S.
      Treasury Note 5.75%, 11/15/05, valued
      at $3,213,925) to be repurchased at
      $3,148,834 (Cost $3,148,401)...................   $ 3,148   $    3,148,401
   Repurchase Agreement, PNC Capital
      Markets, Inc. 1.97%, 01/03/05 (Collater-
      alized by $106,067,000 FHLMC Notes
      4.20%, 10/20/09, valued at
      $106,829,622) to be repurchased at
      $106,084,413 (Cost $106,067,000)...............   106,067      106,067,000
                                                                  --------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $109,215,401)...............................                109,215,401
                                                                  --------------
TOTAL INVESTMENTS - (100.0%)
   (Cost $2,697,745,175).............................          (   3,618,630,589
                                                                  --------------
----------
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
-    Security purchased with cash proceeds from securities on loan.
(    The cost for federal income tax purposes is $2,859,892,645.

                                                                              35

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                               BALANCED PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                            NUMBER
                                                          OF SHARES      VALUE
                                                          ---------   ----------
COMMON STOCKS - 75.8%
Aerospace - 1.6%
   The Boeing Co.                                            14,500   $  750,665
   Northrop Grumman Corp.                                    11,800      641,448
   United Technologies Corp.                                  5,100      527,085

                                                                      ==========
                                                                       1,919,198
                                                                      ----------
Banks - 5.3%
   AmSouth Bancorporation                                    23,000      595,700
   Bank of America Corp.(b)                                  42,700    2,006,473
   Comerica, Inc.                                             8,500      518,670
   Golden West Financial Corp.                                7,400      454,508
   J.P. Morgan Chase & Co., Inc.                             20,300      791,903
   U.S. Bancorp                                              30,200      945,864
   Wachovia Corp.                                            22,600    1,188,760

                                                                      ==========
                                                                       6,501,878
                                                                      ----------
Beverages & Bottling - 1.4%
   The Coca-Cola Co.                                          8,400      349,692
   Constellation Brands, Inc. - Class A(c)                   11,100      516,261
   PepsiCo, Inc.                                             16,200      845,640

                                                                      ==========
                                                                       1,711,593
                                                                      ----------
Broadcasting - 0.5%
   Comcast Corp. - Class A(c)                                18,700      622,336
                                                                      ----------
Business Services - 0.6%
   Cendant Corp.                                             32,500      759,850
                                                                      ----------
Chemicals - 0.8%
   The Dow Chemical Co.                                      18,700      925,837
                                                                      ----------
Computer & Office Equipment - 4.0%
   Cisco Systems, Inc.(c)                                    50,800      980,440
   Dell, Inc.(c)                                             26,900    1,133,566
   Hewlett-Packard Co.                                       29,000      608,130
   International Business Machines Corp.                     18,000    1,774,440
   Lexmark International, Inc.(b)(c)                          5,300      450,500

                                                                      ==========
                                                                       4,947,076
                                                                      ----------
Computer Software & Services - 4.8%
   Advanced Micro Devices, Inc.(b)(c)                        16,700      367,734
   BMC Software, Inc.(c)                                     14,500      269,700
   Checkfree Corp.(c)                                        21,200      807,296
   Computer Sciences Corp.(b)(c)                             12,400      698,988
   Microsoft Corp.                                          107,200    2,863,312
   Oracle Corp.(c)                                           46,200      633,864
   Symantec Corp.(b)(c)                                      10,000      257,600

                                                                      ==========
                                                                       5,898,494
                                                                      ----------
Construction - 0.4%
   Centex Corp.                                               7,700      458,766
                                                                      ----------
Electronics - 4.1%
   General Electric Co.                                      84,600    3,087,900
   Intel Corp.                                               60,400    1,412,756
   L-3 Communications Holdings, Inc.(b)                       9,600      703,104

                                                                      ==========
                                                                       5,203,760
                                                                      ----------
Energy & Utilities - 2.0%
   Exelon Corp.                                              22,300      982,761
   PPL Corp.(b)                                              17,800      948,384
   TXU Corp.(b)                                               7,300      471,288

                                                                      ==========
                                                                       2,402,433
                                                                      ----------
Entertainment & Leisure - 1.9%
   Harrah's Entertainment, Inc.(b)                            7,500   $  501,675
   Time Warner, Inc.(c)                                      51,200      995,328
   The Walt Disney Co.                                       30,000      834,000

                                                                      ==========
                                                                       2,331,003
                                                                      ----------
Finance - 6.6%
   The Bear Stearns Cos., Inc.                                5,400      552,474
   Capital One Financial Corp.(b)                             7,700      648,417
   CIT Group, Inc.                                           10,800      494,856
   Citigroup, Inc.                                           54,900    2,645,082
   Countrywide Financial Corp.                               18,700      692,087
   E*TRADE Financial Corp.(c)                                40,400      603,980
   Federal Home Loan Mortgage Corp.                           5,800      427,460
   The Goldman Sachs Group, Inc.                              7,700      801,108
   KeyCorp                                                   19,800      671,220
   Providian Financial Corp.(b)(c)                           35,100      578,097

                                                                      ==========
                                                                       8,114,781
                                                                      ----------
Food & Agriculture - 1.7%
   Archer-Daniels-Midland Co.                                27,100      604,601
   Campbell Soup Co.                                         16,000      478,240
   Kellogg Co.                                               11,200      500,192
   Supervalu, Inc.(b)                                        14,700      507,444

                                                                      ==========
                                                                       2,090,477
                                                                      ----------
Insurance - 3.5%
   ACE Ltd.                                                   9,900      423,225
   The Allstate Corp.                                        15,400      796,488
   American International Group, Inc.                        16,800    1,103,256
   The CHUBB Corp.                                            6,000      461,400
   MetLife, Inc.                                             22,800      923,628
   W.R. Berkley Corp.                                        12,100      570,757

                                                                      ==========
                                                                       4,278,754
                                                                      ----------
Machinery & Heavy Equipment - 0.3%
   Deere & Co.                                                7,400      550,560
                                                                      ----------
Manufacturing - 4.9%
   The Black & Decker Corp.(b)                                5,600      494,648
   Brunswick Corp.                                           13,100      648,450
   Eaton Corp.                                               12,800      926,208
   Fortune Brands, Inc.                                       8,300      640,594
   NIKE, Inc. - Class B                                       8,600      779,934
   Parker-Hannifin Corp.                                      6,000      454,440
   The Sherwin-Williams Co.(b)                               16,100      718,543
   The Stanley Works                                         16,700      818,133
   Tyco International Ltd. - ADR                             15,000      536,100

                                                                      ==========
                                                                       6,017,050
                                                                      ----------
Medical & Medical Services - 1.8%
   Amgen, Inc.(b)(c)                                          6,000      384,900
   UnitedHealth Group, Inc.                                  10,700      941,921
   Wellpoint, Inc.(c)                                         7,400      851,000

                                                                      ==========
                                                                       2,177,821
                                                                      ----------
Medical Instruments & Supplies - 1.1%
   Bausch & Lomb, Inc.(b)                                    10,400      670,384
   Becton, Dickinson & Co.                                   11,800      670,240

                                                                      ==========
                                                                       1,340,624
                                                                      ----------
 Metal & Mining - 0.6%
  Nucor Corp.                                                13,500      706,590
                                                                      ----------

36

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          NUMBER
                                                        OF SHARES      VALUE
                                                        ---------   -----------
COMMON STOCKS (Continued)
Motor Vehicles - 0.7%
   Ford Motor Co.                                          30,500   $   446,520
   Lear Corp.(b)                                            7,200       439,272

                                                                    ===========
                                                                        885,792
                                                                    -----------
Natural Gas Distribution - 0.4%
   National Fuel Gas Co.                                   16,600       470,444
                                                                    -----------
Oil & Gas - 5.2%
   Baker Hughes, Inc.                                      19,800       844,866
   ChevronTexaco Corp.                                      8,300       435,833
   ConocoPhillips                                          15,100     1,311,133
   Exxon Mobil Corp.                                       52,200     2,675,772
   Occidental Petroleum Corp.                              10,200       595,272
   Valero Energy Corp.                                     11,500       522,100

                                                                    ===========
                                                                      6,384,976
                                                                    -----------
Paper & Forest Products - 0.5%
   Georgia Pacific Corp.(b)                                17,200       644,656
                                                                    -----------
Pharmaceuticals - 6.5%
   AmerisourceBergen Corp.(b)                               7,000       410,760
   Bristol-Myers Squibb Co.                                34,700       889,014
   Gilead Sciences, Inc.(b)(c)                             12,500       437,375
   Hospira, Inc.(c)                                        19,900       666,650
   Johnson & Johnson                                       37,300     2,365,566
   Merck & Co., Inc.                                        9,200       295,688
   Pfizer, Inc.                                            81,200     2,183,468
   Wyeth                                                   16,800       715,512

                                                                    ===========
                                                                      7,964,033
                                                                    -----------
Publishing & Printing - 0.6%
   The McGraw-Hill Cos., Inc.                               7,800       714,012
                                                                    -----------
Railroad & Shipping - 1.4%
   Burlington Northern Santa Fe Corp.                      19,100       903,621
   FedEx Corp.                                              8,000       787,920

                                                                    ===========
                                                                      1,691,541
                                                                    -----------
Real Estate - 0.3%
   Simon Property Group, Inc. (REIT)(b)                     5,700       368,619
                                                                    -----------
Restaurants - 0.6%
   McDonald's Corp.                                        23,100       740,586
                                                                    -----------
Retail Merchandising - 4.3%
   AutoZone, Inc.(c)                                        5,900       538,729
   Barnes & Noble, Inc.(c)                                 15,300       493,731
   Federated Department Stores, Inc.                       11,300       653,027
   The Home Depot, Inc.(b)                                 35,300     1,508,722
   Nordstrom, Inc.                                         14,400       672,912
   Target Corp.                                             8,600       446,598
   Wal-Mart Stores, Inc.                                   18,200       961,324

                                                                    ===========
                                                                      5,275,043
                                                                    -----------
Semiconductors & Related Devices - 1.1%
   LAM Research Corp.(b)(c)                                14,100       407,631
   Micron Technology, Inc.(b)(c)                           35,600       439,660
   Texas Instruments, Inc.                                 19,000       467,780

                                                                    ===========
                                                                      1,315,071
                                                                    -----------
Soaps & Cosmetics - 1.4%
   The Gillette Co.                                        13,600       609,008
   The Procter & Gamble Co.                                23,500     1,294,380

                                                                    ===========
                                                                      1,903,388
                                                                    -----------
Telecommunications - 3.6%
   Motorola, Inc.                                          58,700   $ 1,009,640
   Nextel Communications, Inc. - Class A(b)(c)             16,700       501,000
   QUALCOMM, Inc.                                           9,300       394,320
   SBC Communications, Inc.                                15,200       391,704
   Sprint Corp. (Fon Group)                                19,800       492,030
   Verizon Communications, Inc.                            39,900     1,616,349

                                                                    ===========
                                                                      4,405,043
                                                                    -----------
Tobacco - 0.9%
   Altria Group, Inc.                                      17,900     1,093,690
                                                                    -----------
Transportation - 0.4%
   Ryder Systems, Inc.                                     10,100       482,477
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $66,918,845)
                                                                     93,298,252
                                                                    -----------

                                                               PAR
                                                 MATURITY     (000)      VALUE
                                               -----------   ------   ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.5%
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      2.40%(d)                                    03/29/07   $  125     122,579
      3.88%(d)                                    11/10/08      535     534,379
      4.12%(d)                                    02/24/11      325     319,990
      4.62%(d)                                    05/28/13      150     146,745
   Federal National Mortgage
      Association, Benchmark Notes
      7.12%(d)                                    06/15/10      125     143,678
   Federal National Mortgage
      Association, Series 04-88, Class HA
      2.35%                                       04/29/06      190     188,147
   Federal National Mortgage
      Association, Unsecured Notes
      1.75%                                       06/16/06       90      88,254
      2.35%                                       04/05/07      440     430,807
   Resolution Funding Corp., Strip
      Bonds
      6.30%(e)                                 07/18-10/18      300     151,675
   Small Business Administration
      Participation Certificates, Series
      97-20F, Class 1
      7.20%                                       06/01/17    1,007   1,083,635
   Small Business Investment Cos.
      Pass-Through, Series 97-P10C, Class 1
      6.85%                                       08/01/07      305     321,570
   U.S. Treasury Bonds
      10.38%                                      11/15/12      295     351,718
      8.12%(d)                                    08/15/19      470     641,513
      6.00%(d)                                    02/15/26      380     435,293
      6.12%(d)                                    11/15/27      605     706,598
      5.38%(d)                                    02/15/31      850     919,129

                                                                              37

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                 MATURITY     (000)      VALUE
                                               -----------   ------   ----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Continued) U.S. Treasury Notes
      2.50%(d)                                    05/31/06   $  835   $  830,205
      3.00%(d)                                    11/15/07      225      223,611
      3.50%(d)                                 11/09-12/09    1,110    1,104,757
      4.25%(d)                                 08/14-11/14      315      315,766

                                                                      ==========
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $8,857,075)                                                   9,060,049
                                                                      ----------
MORTGAGE PASS-THROUGHS - 5.9%
   Federal Home Loan Mortgage Corp. Gold
      8.00%                                    08/08-08/27       52       55,861
      4.00%                                    05/10-05/19      252      249,784
      6.00%                                    04/13-01/35      298      312,440
      7.50%                                       09/01/27        1          645
      6.50%                                    01/29-08/32      188      197,796
      5.50%                                    08/33-10/33       54       55,418
      5.00%                                       05/01/34      287      284,762
   Federal National Mortgage Association
      7.00%                                    08/08-10/32      330      349,742
      6.50%                                    01/11-01/35      704      740,385
      5.00%                                    09/11-01/35    1,519    1,521,221
      5.50%                                    04/17-01/35    1,110    1,149,658
      4.00%                                    07/18-12/19      287      280,650
      4.50%                                    09/18-01/35      370      360,453
      7.50%                                       02/01/30       15       15,886
   Government National Mortgage Association
      6.00%                                    10/23-06/32      483      503,702
      6.50%                                    04/24-01/34      532      560,518
      7.50%                                    11/29-12/29        3        3,236
      7.00%                                    09/31-05/32      109      115,343
      5.50%                                    04/33-01/35      143      146,618
   Government National Mortgage
      Association II ARM
      3.75%                                       05/20/34      288      284,086
   MLCC Mortgage Investors, Inc.,
      Series 95-C2 (IO)
      10.40%(e)                                   06/15/21    2,853       50,128

                                                                      ==========
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $6,860,417)                                                   7,238,332
                                                                      ----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.7%
   Federal Home Loan Mortgage Corp.,
      Series 2529, Class MB
      5.00%                                       11/15/17      100      101,816
   Federal Home Loan Mortgage Corp.,
      Series 2864, Class NA
      5.50%                                       01/15/31      190      196,808
   Federal National Mortgage
      Association, Series 04-88, Class HA
      6.50%                                       07/25/34       99      105,209
   Federal National Mortgage
      Association, Series 04-99, Class A0
      5.50%                                       06/25/34      160      164,700
   Federal National Mortgage
      Association, Series 05-3, Class AR
      5.50%                                       01/31/35      130      135,038
   Salomon Brothers Mortgage
      Securities VI, Series 87-1 (IO)
      7.00%(e)                                    02/17/17       70       18,697
   Salomon Brothers Mortgage
      Securities VI, Series 87-1 (PO)
      7.00%(e)                                    02/17/17   $   73   $   67,673
   Salomon Brothers Mortgage
      Securities VI, Series 87-2 (IO)
      7.00%(e)                                    03/06/17       61       16,959
   Salomon Brothers Mortgage
      Securities VI, Series 87-2 (PO)
      6.00%(e)                                    03/06/17       59       53,570
   Structured Asset Securities Corp.,
      Series 96-CFL, Class X1 (IO)
      12.60%(e)                                   02/25/28    1,111       58,335

                                                                      ==========
TOTAL MULTIPLE CLASS MORTGAGE PASS-THROUGHS
   (Cost $1,035,449)                                                     918,805
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 1.9%
   Bank of America Alternative Loan
      Trust, Series 04-6, Class 4A1
      5.00%                                       07/25/19       95       95,099
   Commercial Mortgage Pass-Through
      Certificates, Series 00-C1, Class A2
      7.42%                                       08/15/33      180      204,168
   Countrywide Alternative Loan Trust,
      Series 04-27CB, Class A1
      6.00%                                       12/25/34      246      253,107
   Federal National Mortgage
      Association , Series 03-16, Class BC
      5.00%                                       03/25/18       50       50,272
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                       08/15/36      181      202,532
   Master Alternative Loans Trust,
      Series 04-4, Class 1A1
      5.50%                                       05/25/34      180      179,843
   Mortgage Capital Funding, Inc.,
      Series 98-MC2, Class B
      6.55%                                       06/18/30      295      318,483
   Salomon Brothers Mortgage
      Securities VII, Series 00-C1, Class A2
      7.52%                                       12/18/09      460      515,678
   Wells Fargo Mortgage-Backed
      Securities Trust, Series 04-K, Class
      1A2
      4.49%                                       07/25/34      526      521,734

                                                                      ==========
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES (Cost $2,297,937)                                        2,340,916
                                                                      ----------
ASSET BACKED SECURITIES - 2.2%
   Citibank Credit Card Issuance Trust,
      Series 03-A6, Class A6
      2.90%                                       05/17/10      250      243,555
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%(f)                                    01/20/09      450      442,300
   Countrywide Certificates, Series
      04-13, Class AV4
      2.71%(g)                                    12/01/34      225      225,000
   First Union Commercial Mortgage
      Trust, Series 98-C2, Class A2
      6.56%                                       11/18/08      180      193,525

38

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                              PAR
                                                  MATURITY   (000)      VALUE
                                                  --------   -----   ----------
ASSET BACKED SECURITIES (Continued)
   Green Tree Financial Corp., Series
      96-6, Class A6
      7.95%                                       09/15/27    $503   $  543,785
   Green Tree Financial Corp., Series
      96-7, Class A6
      7.65%                                       10/15/27     478      514,430
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%                                       09/15/09     350      343,930
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(h)                                    01/21/09     234      234,051

                                                                     ==========
TOTAL ASSET BACKED SECURITIES
   (Cost $2,708,708)                                                  2,740,576
                                                                     ----------
CORPORATE BONDS - 5.9%
Aerospace - 0.2%
   Lockheed Martin Corp., Senior
      Debentures
      8.50%                                       12/01/29      45       61,164
   Northrop Grumman Corp.,
      Debentures
      7.88%                                       03/01/26      75       94,063
   Northrop Grumman Corp., Senior
      Unsecured Notes
      4.08%                                       11/16/06      55       55,591

                                                                     ==========
                                                                        210,818
                                                                     ----------
Banks - 1.6%
   Bank of America Corp., Senior Notes
      5.88%                                       02/15/09      45       48,310
      4.38%                                       12/01/10      25       25,204
   Bank of America Corp., Senior
      Unsecured Notes
      5.25%                                       02/01/07      25       25,880
      3.25%                                       08/15/08      75       73,721
      5.38%                                       06/15/14      25       26,111
   Depfa ACS Bank, Senior Notes
      3.62%(f)                                    10/29/08     300      298,311
   FleetBoston Financial Corp., Senior
      Notes
      3.85%                                       02/15/08      60       60,278
   HBOS Treasury Services PLC,
      Senior Unsecured Notes
      3.60%(h)                                    08/15/07      35       35,020
   HSBC Bank USA, Senior Notes
      2.59%                                       09/21/07     250      250,106
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.35%                                       03/01/07      50       51,927
      5.25%                                       05/30/07      25       25,990
      3.62%                                       05/01/08      35       34,752
      6.00%                                       08/01/08     155      165,894
   SunTrust Banks, Inc., Senior
      Unsecured Notes
      3.62%                                       10/15/07     170      169,939
   U.S. Bancorp, Senior Unsecured
      Notes
      3.95%                                       08/23/07      15       15,155
   U.S. Bank N.A., Senior Notes
      2.04%(g)                                    10/01/07     250      249,535
   Wachovia Corp., Unsecured Notes
      3.62%                                       02/17/09      35       34,578
   Wells Fargo & Co., Senior Notes
      2.61%(g)                                    09/28/07      50       49,972
   Wells Fargo & Co., Senior Unsecured
      Notes
      4.00%                                       08/15/08    $250   $  252,510
      2.59%(g)                                    09/15/09     105      105,032
   Wells Fargo & Co., Subordinated
      Notes
      7.80%(g)                                    06/15/10      50       51,045
   Wells Fargo & Co., Unsecured
      Notes(b)
      3.50%                                       04/04/08      50       49,686

                                                                     ==========
                                                                      2,098,956
                                                                     ----------
Broadcasting - 0.0%
   Cox Communications, Inc.,
      Unsecured Notes
      4.62%(h)                                    01/15/10      50       49,940
                                                                     ----------
Energy & Utilities - 0.2%
   Dominion Resources, Inc., Senior
      Unsecured Notes
      5.70%                                       09/17/12      50       52,940
   FirstEnergy Corp., Senior Unsecured
      Notes
      7.38%                                       11/15/31      30       34,246
   Florida Power Corp., First Mortgage
      Bonds
      6.65%                                       07/15/11     100      111,201
   Pennsylvania Electric Co., Senior
      Unsecured Notes
      5.12%                                       04/01/14      50       50,025

                                                                     ==========
                                                                        248,412
                                                                     ----------
Entertainment & Leisure - 0.1%
   Time Warner Cos., Inc., Debentures
      6.95%                                       01/15/28      35       39,054
   Time Warner Cos., Inc., Senior
      Debentures
      7.57%                                       02/01/24      30       35,291

                                                                     ==========
                                                                         74,345
                                                                     ----------
Finance - 2.4%
   ASIF Global Finance, Unsecured
      Notes
      3.85%(h)                                    11/26/07      25       25,085
      3.90%(h)                                    10/22/08      95       94,981
   Associates Corp. NA, Subordinated
      Debentures
      6.88%                                       11/15/08     175      193,162
   Citigroup, Inc., Senior Unsecured
      Notes
      3.50%                                       02/01/08      90       89,675
      2.59%(g)                                    06/09/09     375      375,569
   Citigroup, Inc., Unsecured Notes
      3.62%                                       02/09/09     175      173,750
   Conoco Global Funding Co., Senior
      Unsecured Notes
      6.35%                                       10/15/11      40       44,591
   Devon Financing Corp., Senior
      Unsecured Notes
      7.88%                                       09/30/31      40       50,363
   Eksportfinans ASA, Unsecured Notes
      3.38%                                       01/15/08     155      154,200
   EOP Operating LP, Senior Notes
      7.25%                                       06/15/28      25       28,322

                                                                              39

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                              PAR
                                                 MATURITY    (000)      VALUE
                                               -----------   -----   ----------
CORPORATE BONDS (Continued)
Finance (Continued)
   EOP Operating LP, Senior Unsecured Notes
      7.50%                                       04/19/29    $ 30   $   34,775
   EOP Operating LP, Unsecured Notes
      4.75%                                       03/15/14      20       19,347
   General Electric Capital Corp., Senior
      Unsecured Notes
      4.25%                                       01/15/08     245      248,879
   General Electric Capital Corp., Unsecured
      Notes
      2.22%(g)                                    07/28/08     150      150,129
      3.60%                                       10/15/08     125      123,634
      4.38%                                       11/21/11      15       14,911
   General Motors Acceptance Corp., Senior
      Unsecured Notes
      7.25%                                       03/02/11      50       52,348
      6.88%                                       09/15/11      10       10,230
      8.00%                                       11/01/31      10       10,225
   General Motors Acceptance Corp.,
      Unsecured Notes
      5.62%                                       05/15/09     110      109,868
   Household Finance Corp.
      6.38%                                       11/27/12      25       27,675
   Household Finance Corp., Senior Unsecured
      Notes
      6.38%                                       10/15/11      10       11,044
   Household Finance Corp., Unsecured
      Notes
      4.12%                                    12/08-11/09     215      214,312
   MassMutual Global Funding II, Senior
      Secured Notes
      2.55%(h)                                    07/15/08      50       47,984
   Nationwide Building Society, Senior
      Unsecured Notes
      3.50%(h)                                    07/31/07      75       74,692
   Protective Life Secured Trust, Secured
      Notes
      3.70%                                       11/24/08      60       59,389
   Qwest Capital Funding, Inc., Senior
      Unsecured Notes(b)
      7.90%                                       08/15/10      21       21,210
   SLM Corp., Unsecured Notes
      4.00%                                       01/15/10      75       74,367
   Sun Life of Canada Capital Trust, Capital
      Securities
      8.53%(h)                                    05/29/49     195      219,379
   Swedish Export Credit Corp., Unsecured
      Notes
      2.88%                                       01/26/07      75       74,409
   TIAA Global Markets, Senior Unsecured
      Notes
      3.88%(h)                                    01/22/08      55       55,341
   UBS Preferred Funding Trust I, Capital
      Securities
      8.62%(g)                                    10/29/49      35       42,071
   Verizon Global Funding Corp., Senior
      Unsecured Notes
      7.75%                                       12/01/30      10       12,433

                                                                     ==========
                                                                      2,938,350
                                                                     ----------
Food & Agriculture - 0.1%
   General Mills, Inc., Senior Unsecured
      Notes
      5.12%                                       02/15/07    $ 65   $   67,004
                                                                     ----------
Insurance - 0.1%
   AllState Financial Global Funding, Senior
      Unsecured Notes
      6.15%(h)                                    02/01/06      50       51,547
   Berkshire Hathaway Finance Corp., Senior
      Unsecured Notes
      3.38%                                       10/15/08      75       74,142
   Marsh & McLennan Cos., Inc., Senior
      Unsecured Notes
      5.38%                                       07/15/14      20       19,541
   Monumental Global Funding II, Senior
      Secured Notes
      4.38%(h)                                    07/30/09      50       50,226
   Wellpoint, Inc., Unsecured Notes
      5.95%(h)                                    12/15/34      45       45,438
   XL Capital Ltd., Senior Unsecured Notes
      6.38%                                       11/15/24      20       21,052

                                                                     ==========
                                                                        261,946
                                                                     ----------
Medical Instruments & Supplies - 0.0%
   Boston Scientific Corp., Senior Unsecured
      Notes
      5.45%                                       06/15/14      20       20,777
                                                                     ----------
Motor Vehicles - 0.0%
   DaimlerChrysler AG, Senior Debentures
      7.45%                                       03/01/27      15       16,678
                                                                     ----------
Oil & Gas - 0.1%
   Consolidated Natural Gas, Inc., Senior
      Notes
      5.00%                                       03/01/14      20       20,036
   Pioneer Natural Resource, Senior Notes
      5.88%                                       07/15/16      25       26,118
   Statoil Asa, Unsecured Notes
      5.12%(h)                                    04/30/14      50       51,304
   Suncor Energy, Inc.
      5.95%                                       12/01/34      20       20,488

                                                                     ==========
                                                                        117,946
                                                                     ----------
Pharmaceuticals - 0.1%
   Bristol-Myers Squibb Co., Senior
      Debentures
      6.88%                                       08/01/47      25       28,676
   Merck & Co., Inc., Senior Unsecured
      Notes
      4.38%                                       02/15/13      40       39,035
   Wyeth, Unsecured Notes
      6.50%                                       02/01/34      25       26,540

                                                                     ==========
                                                                         94,251
                                                                     ----------
Publishing & Printing - 0.1%
   News America, Inc., Debentures
      7.28%                                       06/30/28      35       39,999

40

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                  MATURITY    (000)      VALUE
                                                -----------   -----   ----------
CORPORATE BONDS (Continued)
Publishing & Printing (Continued)
   News America, Inc., Senior Debentures
      7.75%                                        01/20/24    $ 25   $   29,647

                                                                      ==========
                                                                          69,646
                                                                      ----------
Real Estate - 0.1%
   Avalonbay Communities, Inc.
      7.50%                                        12/15/10      25       28,771
   The Rouse Co., Unsecured Notes
      3.62%                                        03/15/09      50       47,137

                                                                      ==========
                                                                          75,908
                                                                      ----------

Telecommunications - 0.3%
   Comcast Cable
Communications
   Corp., Senior Unsecured Notes
      7.05%                                        03/15/33      40       45,769
   MCI, Inc., Senior Unsecured Notes
      5.91%                                        05/01/07      19       19,451
      6.69%                                        05/01/09      19       19,665
   SBC Communications, Inc.,
      Unsecured Notes
      4.12%                                        09/15/09      25       24,954
      6.45%                                        06/15/34      15       16,086
   TCI Communications, Inc.,
      Senior Debentures
      7.88%                                     08/13-02/26       7        8,533
   TCI Communications, Inc.,
      Senior Notes
      7.12%                                        02/15/28      35       39,191
   Verizon Maryland, Inc.,
      Debentures
      5.12%                                        06/15/33      10        8,970
   Verizon New Jersey, Inc.,
      Senior Debentures
      5.88%                                        01/17/12     100      106,081
   Vodafone Group PLC, Senior
      Unsecured Notes
      7.75%                                        02/15/10      70       81,232

                                                                      ==========
                                                                         369,932
                                                                      ----------
Yankee - 0.5%
   British Telecommunications Group
   PLC, Senior Unsecured Notes
      8.62%                                        12/15/30       5        6,695
   Deutsche Telekom
International
   Finance BV, Senior
      Unsecured Notes
      8.75%                                        06/15/30      15       19,807
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.50%                                        11/30/07      65       64,775
   Province of Ontario
      3.38%                                        01/15/08      40       39,828
   Province of Quebec,
      Unsecured Notes
      5.00%                                        07/17/09      25       26,114
   State of Israel, Unsecured Notes
      5.50%                                     04/24-09/33     185      193,560
   Tyco International Group SA, Senior
      Unsecured Notes
      6.12%                                        11/01/08    $ 25   $   26,851
   United Mexican States
      8.12%                                        12/30/19     180      212,040

                                                                      ==========
                                                                         589,670
                                                                      ----------
TOTAL CORPORATE BONDS
  (Cost $7,175,850)                                                    7,304,579
                                                                      ----------
TAXABLE MUNICIPAL BONDS - 0.1%
   California Department of Water
      Resources Revenue Bonds, Series
      02, Class E
      3.98%                                        05/01/05     100      100,314
   Ohana Military Communities LLC,
      Military Housing Revenue Bonds,
      Series 04-A, Class I
      6.19%(h)                                     04/01/49      25       26,652

                                                                      ==========
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $125,000)                                                       126,966
                                                                      ----------
SHORT TERM INVESTMENTS - 2.1%
   Bank of America, Time Deposit
      1.50%(i)                                     01/03/05     114      114,071
   Credit Suisse First Boston, Certificate
      of Deposit
      2.36%(i)                                     01/24/05     448      448,287
   Foreningssparbanken AB, Floating
      Rate Notes
      2.36%(g)(i)                                  01/18/05      13       13,476
   Merrill Lynch, Variable Rate Master
      Notes
      2.38%(g)(i)                                  01/03/05     685      685,087
   Morgan Stanley, Floating Rate Notes
      2.33%(g)(i)                                  01/03/05     401      400,828
   SE Banken, Certificate of Deposit
      2.35%(i)                                     01/28/05     158      157,833
   Banco Santander Puerto Rico,
      Certificate of Deposit
      2.32%(i)                                     01/07/05      26       26,275
   Goldman Sachs, Floating Rate Notes
      2.33%(g)(i)                                  01/03/05      19       18,869
   Morgan Stanley, Floating Rate Notes
      2.33%(g)(i)                                  01/03/05      59       58,875
   Natexis Banques International,
      Floating Rate Notes
      2.30%(g)(i)                                  01/03/05     424      423,749
   Santander Hispano Finance
      Delaware, Inc., Commercial Paper
      2.01%                                        01/14/05     100       99,926
   Galileo Money Market Fund                                     96       96,445
      Institutional Money Market Trust(i)                        79       79,200

                                                                      ==========
TOTAL SHORT TERM INVESTMENTS
   (Cost $2,622,921)                                                   2,622,921
                                                                      ----------

                                                                              41

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                 PAR
                                                     MATURITY   (000)     VALUE
                                                     --------   -----   --------
REPURCHASE AGREEMENTS - 0.2%
   Lehman Brothers, Inc.
   2.10%                                             01/11/05    $ 75   $ 74,994
   (Agreement dated 12/17/04 to be repurchased at
      $75,103. Collateralized by $65,000 Federal
      National Mortgage Association Bonds 7.125%
      due 06/15/10. The value of the collateral is
      $74,915.)
   2.28%(d)                                          01/11/05     189    188,575
   (Agreement dated 12/23/04 to be repurchased at
      $188,802. Collateralized by $190,000 Federal
      National Mortgage Association Bonds 2.125%
      due 04/15/06. The value of the collateral is
      $188,596.)

                                                                        ========
TOTAL REPURCHASE AGREEMENTS
   (Cost $263,569)                                                       263,569
                                                                        --------

TOTAL INVESTMENTS IN SECURITIES - 102.3%
   (Cost $98,865,771(a))                      125,914,965

                                                       NUMBER OF
                                                       CONTRACTS       VALUE
                                                       ---------   ------------
CALL SWAPTIONS PURCHASED - (2.7)%
   Morgan Stanley, Strike
Price 4.365,
      Expires 01/28/05
   (Cost $7,785)                                           90(j)          1,085
                                                                   ------------
CALL SWAPTIONS WRITTEN - 77.8%
   Merrill Lynch, Strike
Price 5.05,
      Expires 02/23/05                                  (120)(j)        (20,334)
   Morgan Stanley, Strike
Price 4.375,
      Expires 10/28/05                                   (90)(j)        (11,020)

                                                                   ============
TOTAL CALL SWAPTIONS WRITTEN
   (Premiums received $27,525)                                          (31,354)
                                                                   ------------
PUT SWAPTIONS PURCHASED - (5.7)%
   Morgan Stanley, Strike
Price 4.865,
      Expires 01/28/05
   (Cost $7,785)                                           90(j)          2,286
                                                                   ------------
PUT SWAPTIONS WRITTEN - 30.5%
   Merrill Lynch, Strike
Price 6.05,
      Expires 02/23/05                                  (120)(j)            (20)
   Morgan Stanley, Strike
Price 5.375,
      Expires 10/28/05                                   (90)(j)        (12,279)

                                                                   ============
TOTAL PUT SWAPTIONS WRITTEN
   (Premiums received $29,565)                                          (12,299)
                                                                   ------------
LIABILITIES IN EXCESS OF
OTHER
   ASSETS - (2.3)%                                                   (2,880,736)
                                                                   ------------
NET ASSETS - 100%                                                  $122,993,947
                                                                   ============

----------
(a)  Cost for Federal income tax purposes is $111,520,530. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

      Gross unrealized appreciation                                 $23,255,204
      Gross unrealized depreciation                                  (1,922,134)
                                                                    -----------
                                                                    $21,333,070
                                                                    ===========

(b)  Total or partial securities on loan.

(c)  Non-income producing security.

(d)  Securities, or a portion thereof, subject to financing transactions.

(e)  Rates shown are the effective yields as of December 31, 2004.

(f)  Securities, or a portion thereof, pledged as collateral with a value of
     $740,611 on 31 short U.S. Treasury Notes futures contracts, and 26 long
     U.S. Treasury Bonds futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $6,319,344, with an unrealized gain of $28,724.

(g)  Rates shown are the rates as of December 31, 2004.

(h)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 0.9% of its net assets, with a market value of
     $1,061,640 in securities restricted as to resale.

(i)  Securities purchased with the cash proceeds from securities loaned.

(j)  Each swaption contract is equivalent to $10,000 in notional amount.

42

                                BLACKROCK FUNDS

       INVESTMENT ABBREVIATIONS
ADR    American Depository Receipts
ARM    Adjustable Rate Mortgage
CMT    Constant Maturity Treasury
IO     Interest Only
PLC    Public Limited Company
PO     Principal Only
REIT   Real Estate Investment Trust

                                                                              43

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                      PAR
                                                         MATURITY    (000)        VALUE
                                                         --------   -------   ------------
AGENCY OBLIGATIONS - 9.9%
Federal Home Loan Bank Bonds - 4.1%
      1.38%                                              03/28/05   $30,000   $ 30,000,000
      1.42%                                              04/04/05    26,000     26,000,000
                                                                              ============
                                                                                56,000,000
                                                                              ------------
Federal Home Loan Mortgage Corporation
   Bonds - 2.1%
      1.29%                                              03/23/05    28,000     28,000,000
                                                                              ------------
Federal National Mortgage Association Bonds -
      3.7%
      2.44%                                              03/23/05    50,000     49,725,500
                                                                              ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $133,725,500)                                                         133,725,500
                                                                              ------------
CERTIFICATES OF DEPOSIT - 25.0%
Domestic - 6.6%
   Citibank N.A. (A-1+, P-1)
      2.20%                                              02/08/05    38,405     38,405,000
   Washington Mutual Bank FA (A-1, P-1)
      2.33%                                              02/02/05    50,800     50,800,000
                                                                              ============
                                                                                89,205,000
                                                                              ------------
Yankee Dollar - 18.4%
   Banco Santander, Puerto Rico (A-1, P-1)
      2.36%                                              01/14/05     8,650      8,649,999
      2.36%                                              01/18/05    50,000     50,000,000
   Depfa Bank PLC, New York (A-1+, P-1)
      2.49%                                              11/01/05    15,000     15,000,000
   Eurohypo AG, New York (A-1, P-1)
      2.34%                                              02/02/05    25,000     25,000,000
   Foreningssparbanken AB (Swedbank), New York
      (A-1, P-1)
      1.44%                                              03/01/05    61,500     61,498,514
   Natexis Banques Popularies, New York (A-1, P-1)
      2.32%                                              02/02/05    25,000     25,000,000
   Societe Generale, New York (A-1+, P-1)
      1.44%                                              05/09/05    30,000     29,998,425
   Societe Generale, Paris (A-1+, P-1)
      2.46%                                              03/21/05    35,000     35,000,000
                                                                              ============
                                                                               250,146,938
                                                                              ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $339,351,938)                                                         339,351,938
                                                                              ------------
COMMERCIAL PAPER - 26.8%
Asset-Backed Securities - 19.4%
   Cancara Asset Securitization Limit (A-1+, P-1)
      2.35%                                              01/24/05    22,243     22,209,605
   Lockhart Funding LLC (P-1)
      2.24%                                              02/03/05    12,000     11,975,360
      2.24%                                              02/04/05    44,928     44,832,952
   Monument Gardens Funding (A-1, P-1)
      2.27%                                              01/18/05    25,000     24,973,201
   New Castle Certificates (A-1+, P-1)
      2.47%                                              03/21/05    45,000     44,756,088
   Ranger Funding Company LLC (A-1+, P-1)
      2.45%                                              03/21/05    16,000     15,913,978
   Sigma Finance, Inc. (A-1+, P-1)
      2.36%                                              02/03/05    11,350     11,325,446
   Solitaire Funding LLC (A-1+, P-1)
      2.29%                                              02/02/05    28,578     28,519,828
   Victory Receivables Corp. (A-1, P-1)
      2.36%                                              01/25/05    59,159     59,065,923
                                                                              ============
                                                                               263,572,381
                                                                              ------------
Banks - 5.9%
   Eurohypo AG (A-1, P-1)
      2.46%                                              03/21/05   $30,000   $ 29,838,050
   Norddeutsche Landesbank (A-1+, P-1)
      2.27%                                              02/01/05    50,000     49,902,264
                                                                              ============
                                                                                79,740,314
                                                                              ------------
Finance Services - 1.5%
   UBS Finance, Delaware (A-1+, P-1)
      2.23%                                              01/03/05    21,034     21,031,394
                                                                              ------------
TOTAL COMMERCIAL PAPER
   (Cost $364,344,089)
                                                                               364,344,089
                                                                              ------------
MASTER NOTES - 4.9%
Security Brokers & Dealers
   Merrill Lynch Mortgage Capital, Inc. (A-1, P-1)(b)
      2.48%                                              01/03/05    16,545     16,545,000
   Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(b)
      2.48%                                              01/03/05    50,000     50,000,000
                                                                              ============
TOTAL MASTER NOTES
   (Cost $66,545,000)                                                           66,545,000
                                                                              ------------
VARIABLE RATE OBLIGATIONS - 33.4%
Agency Obligations - 11.6%
   Federal Home Loan Bank Variable Rate Notes
      2.34%(c)                                           03/14/05    75,000     74,968,611
   Federal National Mortgage Association Variable
      Rate Notes
      2.23%(c)                                           02/18/05    82,000     81,997,336
                                                                              ============
                                                                               156,965,947
                                                                              ------------
Asset-Backed Securities - 1.3%
   Racers XL (A-1, P-1)
      2.41%(c)                                           01/24/05    11,360     11,360,000
   SMM Trust Series 2004G (A-1+, P-1)
      2.42%(c)                                           03/03/05     6,556      6,555,774
                                                                              ============
                                                                                17,915,774
                                                                              ------------
Banks - 6.6%
   HBOS Treasury Services PLC (A-1+, P-1)
      2.55%(c)                                           03/24/05    65,000     65,000,000
   Westpac Banking Corp. (AA-, Aa3)
      2.45%(c)                                           03/11/05    24,250     24,250,000
                                                                              ============
                                                                                89,250,000
                                                                              ------------
Life Insurance - 5.5%
   MetLife Global Funding I (AA, Aa2)
      2.46%(c)                                           01/31/05    15,000     15,000,000
   Transamerica Occidental Life Insurance Co.
      (A-1+, P-1)
      2.54%(c)                                           03/01/05    60,000     60,000,000
                                                                              ============
                                                                                75,000,000
                                                                              ------------
Municipal Bonds - 1.4%
   De Kalb County Development Authority University
      RB Series 1995B DN (A-1+, VMIG-1)
      2.47%(d)                                           01/07/05     3,875      3,875,000
   South Central Texas IDRB Series 1990 DN (Bank
      One N.A. LOC) (P-1)
      2.45%(d)                                           01/07/05    14,800     14,800,000
                                                                              ============
                                                                                18,675,000
                                                                              ------------
Personal Credit Institutions - 3.3%
   General Electric Capital Corp. (AAA, Aaa)
      2.51%(c)                                           01/18/05    45,000     45,000,000
                                                                              ------------

                                                                               1

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)         VALUE
                                            --------   -------   --------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers - 3.7%
   Merrill Lynch & Co., Inc. (A+, Aa3)
      2.54%(c)                              01/11/05   $50,000   $   50,000,000
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $452,806,721)                                              452,806,721
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
   (Cost $1,356,773,248(a))                                       1,356,773,248
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.0%                                                   198,493
                                                                 --------------
NET ASSETS - 100.0%                                              $1,356,971,741
                                                                 ==============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Ratings reflect those of guarantor.
(c)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date.
(d)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

2

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                            MATURITY      (000)        VALUE
                                          -----------   --------   ------------
U.S. TREASURY OBLIGATIONS - 10.4%
U.S. Treasury Notes - 10.4%
      1.50%                                  02/28/05   $ 25,000   $ 25,009,780
      1.62%                               03/05-04/05     20,000     20,021,230

                                                                   ============
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $45,031,010)                                                45,031,010
                                                                   ------------
REPURCHASE AGREEMENTS - 89.7%
Deutsche Bank Securities, Inc.
      1.60%                                  01/03/05     50,000     50,000,000
   (Agreement dated 12/31/04 to be
   repurchased at $50,006,667,
   collateralized by $161,101,412
   U.S. Treasury Strip Principals and
   Strips 0.00% to 6.13% due from
   02/15/18 to 11/15/27. The value of
   the collateral is $51,000,000.)
Goldman Sachs & Co.
      2.11%                                  01/04/05    100,000    100,000,000
   (Agreement dated 12/21/04 to be
   repurchased at $100,082,056,
   collateralized by $100,115,000
   U.S Treasury Notes 3.50% to
   4.25% due from 12/15/09 to
   08/15/13. The value of the
   collateral is $102,000,734.)
Greenwich Capital Markets, Inc.
      2.05%                                  01/05/05     80,000     80,000,000
   (Agreement dated 12/22/04 to be
   repurchased at $80,063,778,
   collateralized by $112,122,749
   U.S. Treasury Strip Principals and
   Strips 0.00% to 8.75% due from
   11/15/05 to 11/15/27. The value of
   the collateral is $81,600,638.)
Morgan Stanley & Co., Inc.
      1.50%                                  01/03/05     47,557     47,557,000
   (Agreement dated 12/31/04 to be
   repurchased at $47,562,945,
   collateralized by $48,777,000 U.S.
   Treasury Inflation Index Securities
   and Notes 3.88% to 4.00% due
   from 11/15/12 to 04/15/29. The
   value of the collateral is
   $49,254,920.)
UBS Securities LLC
      1.58%                                  01/03/05    110,000    110,000,000
   (Agreement dated 12/31/04 to be
   repurchased at $110,014,483,
   collateralized by $112,405,000
   U.S. Treasury Notes 3.00% due
   12/31/06. The value of the
   collateral is $112,202,671.)
                                                                   ============
TOTAL REPURCHASE AGREEMENTS
   (Cost $387,557,000)                                              387,557,000
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -
   100.1%
   (Cost $432,588,010(a))                                           432,588,010
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.1)%                                                      (393,429)
                                                                   ------------
NET ASSETS - 100.0%                                                $432,194,581
                                                                   ============

----------
(a)  Aggregate cost for Federal income tax purposes.

                                                                               3

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                              MATURITY    (000)      VALUE
                                              --------   ------   -----------
MUNICIPAL BONDS - 99.8%
Alabama - 4.8%
   Alexander City Industrial Board
      IDRB Series 2000 DN (Southtrust
      Bank LOC) (A-1, P-1)
      2.09%(b)                                01/07/05   $  975   $   975,000
   Columbia IDRB (Alabama Power
      Co. Project) Series 1995B DN
      (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      2.14%(b)                                01/03/05    1,800     1,800,000
   Columbia IDRB (Alabama Power
      Co. Project) Series 1995E DN
      (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      2.15%(b)                                01/03/05    3,800     3,800,000
   Columbia IDRB (Alabama Power
      Co. Project) Series 1999A DN
      (The Southern Co. Guaranty)
      (A-1, VMIG-1)
      2.14%(b)                                01/03/05    1,000     1,000,000
   Geneva County Health Care
      Authority RB Series 2001 DN
      (Southtrust Bank LOC)
      2.04%(b)                                01/07/05    2,833     2,833,000
   Jefferson County GO Warrants
      Series 2001B DN (Morgan
      Guaranty Trust, Bayerische
      Landesbank Girozentrale SBPA)
      (A-1+, VMIG-1)
      2.12%(b)                                01/03/05    5,500     5,500,000

                                                                  ===========
                                                                   15,908,000
                                                                  -----------
Alaska - 0.8%
   Anchorage Water RB (Wachovia
      Merlots Trust Receipts) Series
      2004C-32 MB (MBIA Insurance,
      Wachovia Bank N.A. SBPA)
      (MIG-1)
      1.70%                                   09/16/05    1,000     1,000,000
   Valdez Marine Terminal RB
      (ConocoPhillips Co. Project)
      Series 1994 MB (A-2, MIG-2)
      1.80%                                   06/01/05    1,600     1,600,000

                                                                  ===========
                                                                    2,600,000
                                                                  -----------
Arizona - 2.3%
   Pima County IDA Single-Family
      Mortgage RB (Draw Down
      Project) Series 2002 AMT DN
      (CDC Funding Corp. Guaranty)
      2.38%(b)                                01/30/05    4,679     4,679,000
      Pima County IDA Single-Family
      Mortgage RB (Draw Down
      Project) Series 2003 AMT DN
      (Trinity Funding Guaranty)
      2.40%(b)                                01/30/05    2,920     2,920,000

                                                                  ===========
                                                                    7,599,000
                                                                  -----------
Arkansas - 0.8%
   Little Rock Residential Housing &
      Public Facilities Board Capital
      Improvement RB (Park Systems
      Project) Series 2001 DN (Bank of
      America N.A. LOC) (A-1+)
      2.09%(b)                                01/07/05    2,810     2,810,000
                                                                  -----------
California - 3.9%
   California GO Series 2003A-2 DN
      (Landesbank Hessen-Thuringen
      Girozentrale LOC) (A-1+, VMIG-1)
      2.13%(b)                                01/03/05   $1,150   $ 1,150,000
   California Infrastructure & Economic
      Development Bank RB (J. Paul
      Getty Trust Project) Series 2003B
      MB (J. Paul Getty Trust Guaranty)
      (A-1+, MIG-1)
      1.17%                                   02/01/05    5,000     4,997,723
   Golden State Tobacco Securitization
      Corporation RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2004 PA-1236 DN (Merrill Lynch &
      Co. Guaranty, Merrill Lynch
      Capital Services SBPA) (F-1+)
      2.09%(b)                                01/07/05    2,730     2,730,000
   Golden State Tobacco Securitization
      Corporation RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2004 PA-1237 DN (Merrill Lynch &
      Co. Guaranty, Merrill Lynch
      Capital Services SBPA) (F-1+)
      2.09%(b)                                01/07/05    2,740     2,740,000
   Sacramento Municipal Utility District
      RB Series 2000A DN (AMBAC Insurance,
      Wachovia Bank N.A. LOC) (VMIG-1)
      2.03%(b)                                01/07/05      600       600,000
   Southern California Public Power
      Authority RB (San Juan Power Project)
      Series 2002 DN (FSA Insurance,
      Wachovia Bank N.A. LOC) (VMIG-1)
      2.03%(b)                                01/07/05      695       695,000

                                                                  ===========
                                                                   12,912,723
                                                                  -----------
Colorado - 2.2%
   Denver Urban Renewal Authority
      Tax Increment RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2004 PT-999 DN (Lloyds Bank
      SBPA) (A-2, AA-)
      2.08%(b)                                01/07/05    1,500     1,500,000
   Park Creek Metropolitan District GO
      (Merrill Lynch P-Float Trust
      Receipts) Series 2004 PT-2321
      DN (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services
      SBPA) (F-1+)
      2.08%(b)                                01/07/05    5,780     5,780,000

                                                                  ===========
                                                                    7,280,000
                                                                  -----------
Connecticut - 3.1%
   Clipper Tax-Exempt RB Series
      2004-9 DN (State Street Bank &
      Trust Liquidity Facility) (VMIG-1)
      2.19%(b)                                01/07/05    8,000     8,000,000
   Danbury GO Series 2004 BAN
      (SP-1+, MIG-1)
      3.00%                                   08/05/05    2,300     2,320,242

                                                                  ===========
                                                                   10,320,242
                                                                  -----------

4

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   ------   -----------
MUNICIPAL BONDS (Continued)
Delaware - 1.6%
   Delaware Economic Development
      Authority RB (Catholic Diocese of
      Wilmington Project) Series 2002
      DN (Allied Irish Bank PLC LOC)
      (VMIG-1)
      2.10%(b)                               01/07/05   $1,900   $ 1,900,000
   Delaware Economic Development
      Authority RB (Delmarva Power &
      Light Co. Project) Series 1994 DN
      (Delmarva Power & Light Co.,
      Guaranteed) (A-2, VMIG-2)
      2.47%(b)                               01/03/05    1,600     1,600,000
   Delaware Economic Development
      Authority RB (St. Anne's Episcopal
      School Project) Series 2001 DN
      (Wilmington Trust Co. LOC) (A-1)
      2.10%(b)                               01/07/05    2,000     2,000,000

                                                                 ===========
                                                                   5,500,000
                                                                 -----------
Florida - 5.7%
   Florida Board Education Lottery RB
      Series 2000-222Z MB (FGIC
      Insurance, J.P. Morgan Chase
      Bank Liquidity Facility) (A-1+)
      1.30%                                  04/29/05    3,100     3,088,926
   Florida Housing Finance Corporation
      Multi-Family RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2000 PT-1234 DN (Merrill Lynch
      Capital Services SBPA) (A-1)
      2.08%(b)                               01/07/05    1,480     1,480,000
   Greater Orlando Aviation Authority
      RB (Special Purpose Cessna
      Aircraft Project) Series 2001 AMT
      DN (Textron, Inc. Guaranty)
      (A-2, P-1)
      3.11%(b)                               01/07/05    4,000     4,000,000
   Jacksonville GO Series 2004 TECP
      (Landesbank Baden-Wuenttemberg
      Gironzentrale LOC) (A-1+)
      1.83%                                  03/08/05    4,500     4,500,000
   Lee County IDRB Series 1997 AMT
      DN (SunTrust Bank LOC)
      2.14%(b)                               01/07/05    1,935     1,935,000
   Putnam County Development
      Authority PCRB (Seminole Electric
      Co-op Project) Series 2003H-4
      MB (National Rural Utilities
      Guaranty) (A-1)
      1.53%                                  03/15/05    4,155     4,155,000

                                                                 ===========
                                                                  19,158,926
                                                                 -----------
Georgia - 0.6%
   Emanuel County Development
      Authority RB (Jabo Metal
      Fabrication Project) Series 2001
      AMT DN (SunTrust Bank LOC)
      (VMIG-1)
      2.11%(b)                               01/07/05    1,905     1,905,000
                                                                 -----------
Hawaii - 0.4%
   Hawaii Airport Systems Municipal
      Securities Trust Certificates RB
      (Bigelow Project) Series 2001A
      AMT DN (FGIC Insurance, Bear
      Stearns SBPA) (A-1)
      2.07%(b)(c)                            01/07/05   $1,190   $ 1,190,000
                                                                 -----------
Illinois - 5.0%
   Chicago O'Hare International Airport
      RB (American Airlines Second
      Lien Passenger Facility Project)
      Series 2001E AMT MB (AMBAC
      Insurance) (Aaa, AAA)
      5.00%                                  01/01/05    2,535     2,535,000
   Illinois Development Finance Authority
      IDRB (Royal Continental Box Co.
      Project) Series 1995A AMT DN
      (ABN-AMRO Bank N.V. LOC) (A-1)
      2.10%(b)                               01/07/05      200       200,000
   Illinois Health Facilities Authority RB
      (University of Chicago Hospitals
      Project) Series 1994C DN
      (Comerica Bank N.A. LOC)
      (A-1+, VMIG-1)
      2.15%(b)                               01/03/05    4,565     4,565,000
   Quad Cities Regional Economic
      Development Authority RB
      (Whitey's Ice Cream
      Manufacturing Project) Series
      1995 AMT DN (FGIC Insurance,
      Bank One N.A. LOC)
      2.15%(b)                               01/07/05      875       875,000
   Regional Transportation Authority
      GO (Wachovia Merlots Trust
      Receipts) Series 2001A-86 DN
      (FGIC Insurance, Wachovia Bank
      N.A. LOC) (VMIG-1)
      2.06%(b)                               01/07/05    3,980     3,980,000
   Rockford RB (Fairhaven Christian
      Center Project) Series 2000 DN
      (Bank One N.A. LOC)
      2.10%(b)                               01/07/05    1,880     1,880,000
   Roselle Village IDRB
      (Abrasive-Form, Inc. Project)
      Series 1995 AMT DN
      (ABN-AMRO Bank N.V. LOC)
      2.16%(b)                               01/07/05    1,000     1,000,000
   Schaumburg IDRB (Termax Corp.
      Project) Series 2000 AMT DN
      (Bank One N.A. LOC)
      2.15%(b)                               01/07/05    1,600     1,600,000

                                                                 ===========
                                                                  16,635,000
                                                                 -----------
Indiana - 1.9%
   Dekko Foundation Educational
      Facilities RB Series 2001 DN
      (Bank One N.A. LOC)
      2.20%(b)                               01/07/05    2,700     2,700,000

                                                                               5

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                       PAR
                                          MATURITY    (000)      VALUE
                                          --------   ------   -----------
MUNICIPAL BONDS (Continued)
Indiana (Continued)
   Gary Redevelopment District
      Economic Growth RB Series
      2001A DN (American National
      Bank & Trust Co. LOC) (A-1)
      2.02%(b)                            01/07/05   $  595   $   595,000
   Hendricks County Industrial
      Redevelopment Commission Tax
      Increment RB (Heartland Crossing
      Project) Series 2000A DN
      (Huntington National Bank LOC)
      2.10%(b)                            01/07/05    1,100     1,100,000
   Knox Economic Development RB
      (J.W. Hicks Project) Series 1998
      AMT DN (Bank One N.A. LOC)
      2.13%(b)                            01/07/05    1,425     1,425,000
   Monroe County IDRB (Griner
      Engineering, Inc. Project) Series
      1997 AMT DN (Fifth Third Bank
      N.A. LOC)
      2.22%(b)                            01/07/05      672       672,000

                                                              ===========
                                                                6,492,000
                                                              -----------
Kansas - 0.9%
   Kansas State Department
      Transportation Highway RB Series
      2000B-1 DN (A-1+, VMIG-1)
      2.17%(b)                            01/03/05    3,000     3,000,000
                                                              -----------
Kentucky - 2.4%
   Calvert City PCRB (Air Products &
      Chemicals, Inc. Project) Series
      1993A DN (A-1)
      2.05%(b)                            01/07/05    3,000     3,000,000
   Calvert City PCRB (Air Products &
      Chemicals, Inc. Project) Series
      1993B DN (A-1)
      2.05%(b)                            01/07/05    1,000     1,000,000
   Newport Industrial Building RB
      (Newport Holdings Project) Series
      2001A AMT DN (Huntington National
      Bank LOC)
      2.17%(b)                            01/07/05    1,735     1,735,000
   Pulaski County Solid Waste
      Disposal RB (Natural Rural
      Utilities for East Kentucky Power
      Project) Series 1993B AMT MB
      (MIG-1)
      1.50%                               02/15/05    2,350     2,350,000

                                                              ===========
                                                                8,085,000
                                                              -----------
Louisiana - 3.9%
   Iberville Parish PCRB (Air Products
      & Chemicals Project) Series 1992
      DN (A-1)
      2.05%(b)                            01/07/05    4,000     4,000,000
   Louisiana Public Facilities Authority
      RB (Air Products & Chemicals
      Project) Series 2002 AMT DN
      (A-1, P-1)
      2.10%(b)                            01/07/05    2,000     2,000,000
   Plaquemines Port Harbor & Terminal
      Distribution Port Facilities RB
      (International Marine Terminal
      Project) Series 1984B MB
      (Kredietbank N.V. LOC) (Aa3)
      1.08%                               03/15/05   $7,000   $ 7,000,000

                                                              ===========
                                                               13,000,000
                                                              -----------
Maine - 0.4%
   Maine Housing Authority RB (Merrill
      Lynch P-Float Trust Receipts)
      Series 2004 MT-003 AMT DN
      (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Capital Services
      SBPA) (VMIG-1, Aaa)
      2.09%(b)                            01/07/05    1,315     1,315,000
                                                              -----------
Maryland - 6.7%
   Baltimore County RB (Odyssey
      School Facility Project) Series
      2001 DN (M&T Bank Corp. LOC)
      (A-1)
      2.07%(b)                            01/07/05    1,485     1,485,000
   Baltimore County RB (St. Paul's
      School for Girls Facility Project)
      Series 2000 DN (M&T Bank Corp.
      LOC) (A-1)
      2.07%(b)                            01/07/05    2,335     2,335,000
   Maryland Economic Development
      Authority RB (Association of
      Catholic Charities Project) Series
      1999A DN (M&T Bank Corp. LOC)
      (A-1)
      2.07%(b)                            01/07/05    2,525     2,525,000
   Maryland Economic Development
      Authority RB (Association of
      Catholic Charities Project) Series
      1999B DN (M&T Bank Corp. LOC)
      (A-1)
      2.07%(b)                            01/07/05    1,500     1,500,000
   Maryland Economic Development
      Corporation RB (American Health
      Assistance Foundation Facility
      Project) Series 2001 DN (M&T
      Bank Corp. LOC) (A-1)
      2.07%(b)                            01/07/05    3,435     3,435,000
   Maryland Economic Development
      Corporation RB (Mirage-Tucker
      LLC Facility Project) Series 2002
      DN (M&T Bank Corp. LOC)
      (VMIG-1)
      2.14%(b)                            01/07/05    1,375     1,375,000
   Maryland Health & Higher Education
      Facilities Authority RB (Adventist
      Healthcare Project) Series 2003B
      DN (M&T Bank Corp. LOC)
      (VMIG-1)
      2.04%(b)                            01/07/05    9,800     9,800,000

                                                              ===========
                                                               22,455,000
                                                              -----------

6

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                            MATURITY   (000)       VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS (Continued)
Massachusetts - 4.3%
   Auburn GO Series 2004 BAN
      (MIG-1)
      2.50%                                 06/17/05   $3,000   $ 3,011,878
   Commonwealth of Massachusetts
      GO (Wachovia Merlots Trust
      Receipts) Series 2002A-9 DN
      (FSA Insurance, Wachovia Bank
      N.A. SBPA) (A-1)
      2.05%(b)                              01/07/05    1,495     1,495,000
  Hull County GO Series 2004 BAN
      (SP-1+)
      3.00%                                 07/14/05    5,339     5,376,028
  Milton GO Series 2004 BAN (MIG-1)
      2.75%                                 09/23/05    3,000     3,023,784
  Whitman Hanson Regional School
      District GO Series 2004 BAN
      (SP-1+, MIG-1)
      2.50%                                 01/14/05    1,370     1,370,598

                                                                ===========
                                                                 14,277,288
                                                                -----------
Michigan - 2.8%
   Detroit Economic Development
      Corporation RB (E.H. Association
      Ltd. Project) Series 2002 DN
      (Charter One Bank LOC)
      2.07%(b)                              01/07/05    3,410     3,410,000
   Detroit Sewer & Disposal Authority
      RB (Second Lien Project) Series
      2001E MB (FGIC Insurance)
      (A-1+, MIG-1)
      1.55%                                 08/04/05    2,100     2,100,000
   Michigan Strategic Fund Limited
      Obligation RB (Horizons of
      Michigan Project) Series 2001 DN
      (Huntington National Bank LOC)
      2.09%(b)                              01/07/05    1,575     1,575,000
  Michigan Strategic Fund Limited
      Obligation RB (Kay Screen
      Printing, Inc. Project) Series 2000
      AMT DN (Bank One N.A. LOC)
      2.15%(b)                              01/07/05    2,300     2,300,000

                                                                ===========
                                                                  9,385,000
                                                                -----------
Minnesota - 0.6%
   Minneapolis GO (Public Library
      Project) Series 2003 DN (Dexia
      Bank SBPA) (A-1+, VMIG-1)
      1.84%(b)                              01/07/05      975       975,000
   Minneapolis GO Series 1998B DN
      (Dexia Credit SBPA)
      (A-1+, VMIG-1)
      1.84%(b)                              01/07/05      235       235,000
   Minnesota Higher Education
      Facilities Authority RB (Carleton
      College Project) Series 2000G DN
      (Wells Fargo Bank LOC) (VMIG-1)
      1.84%(b)                              01/07/05      800       800,000

                                                                ===========
                                                                  2,010,000
                                                                -----------
Mississippi - 1.2%
   Mississippi Development Bank
      Special Obligation RB
      (Correctional Facilities Project)
      Series 2002 DN (AMBAC
      Insurance, Amsouth Bank of
      Alabama SBPA) (A-1)
      2.09%(b)                              01/07/05   $3,855   $ 3,855,000
                                                                -----------
Missouri - 0.6%
   Missouri Health & Educational
      Facilities Authority RB (Wahington
      University Project) Series 2004A
      DN (Dexia Credit SBPA)
      (A-1+, VMIG-1)
      2.19%(b)                              01/03/05    2,000     2,000,000
                                                                -----------
Multi-State - 2.2%
   Municipal Securities Pool Trust
      Receipts RB Series 2004 SG-P-18
      DN (FGIC Insurance, Societe
      Generale SBPA)(A-1+)
      2.14%(b)(c)                           01/07/05    7,265     7,265,000
                                                                -----------
Nevada - 1.3%
   Clark County Economic
      Development RB (Lutheran
      Secondary School Association
      Project) Series 2000 DN (M&T
      Bank Corp. LOC) (VMIG-1)
      2.20%(b)                              01/07/05    1,500     1,500,000
   Reno Capital Improvement RB (Bear
      Stearns Trust Certificates) Series
      2002A DN (FGIC Insurance, Bear
      Stearns LOC) (A-1)
      2.04%(b)(c)                           01/07/05    2,990     2,990,000

                                                                ===========
                                                                  4,490,000
                                                                -----------
New Hampshire - 0.7%
   New Hampshire Health & Education
      Facilities Authority RB (Tilton
      School Project) Series 1999 DN
      (KeyBank N.A. LOC)
      2.07%(b)                              01/07/05    2,295     2,295,000
                                                                -----------
New Jersey - 3.4%
   New Jersey Economic Development
      Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2004 MT-028 DN (Merrill Lynch
      Capital Services SBPA) (A-1)
      2.03%(b)                              01/07/05    3,400     3,400,000
   New Jersey Health Care Facilities
      Financing Authority RB (Meridian
      Health System Project) Series
      2003A DN (J.P. Morgan Chase
      Bank LOC) (A-1+, VMIG-1)
      1.93%(b)                              01/07/05    3,700     3,700,000

                                                                               7

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   New Jersey Sports & Exposition
      Authority State Contract RB
      Series 1992C DN (MBIA
      Insurance, Credit Suisse SBPA)
      (A-1, VMIG-1)
      1.95%(b)                              01/07/05   $4,100   $ 4,100,000

                                                                ===========
                                                                 11,200,000
                                                                -----------
New York - 1.3%
   Auburn IDRB (Fat Tire LLC Project)
      Series 1997 DN (KeyBank N.A.
      LOC)
      2.14%(b)                              01/07/05    1,230     1,230,000
   New York City GO Series 1993A-10
      DN (Morgan Guaranty Trust LOC)
      (A-1+, VMIG-1)
      2.18%(b)                              01/03/05    1,950     1,950,000
   Union Springs Central School
      District GO Series 2004 BAN
      2.50%                                 06/30/05    1,220     1,225,046

                                                                ===========
                                                                  4,405,046
                                                                -----------
North Carolina - 9.5%
   Buncombe County Metropolitan
      Sewer District Sewer System RB
      Series 2004 DN (XLCA Insurance,
      Bank of America N.A. SBPA)
      (A-1+, VMIG-1)
      1.99%(b)                              01/07/05    3,100     3,100,000
Charlotte Certificates of Participation
      (Equipment Acquisition Project)
      Series 2004C MB (Aa1)
      2.00%                                 03/01/05    3,000     3,004,822
Guilford County Industrial Facilities
      & Pollution Control Financing
      Authority RB (Quantum Group,
      Inc. Project) Series 2000 AMT DN
      (Bank of America N.A. LOC)
      (F-1+, AA)
      2.05%(b)                              01/07/05      820       820,000
   Mecklenburg County Public
      Improvement GO Series 2000D
      MB (AAA, Aaa)
      4.75%                                 04/01/05    1,000     1,009,199
   North Carolina GO Series 2003A-23
      DN (Wachovia Bank N.A. SBPA)
      (A-1)
      2.06%(b)                              01/07/05      300       300,000
  North Carolina Medical Care
      Commission Health Care Facilities
      RB (Carolina Meadows, Inc.
      Project) Series 2004 DN (Allied
      Irish Bank PLC LOC) (VMIG-1)
      2.03%(b)                              01/07/05    2,500     2,500,000
   North Carolina Medical Care
      Commission Hospital RB
      (Aces-Pooled Equipment
      Financing Project) Series 1985
      DN (MBIA Insurance, KBC Bank
      SBPA) (A-1+, VMIG-1)
      1.98%(b)                              01/07/05    1,900     1,900,000
   North Carolina Medical Care
      Commission Hospital RB (Baptist
      Hospitals Project) Series 2000 DN
      (Wachovia Bank N.A. LOC)
      (A-1, VMIG-1)
      2.00%(b)                              01/07/05    1,600     1,600,000
   North Carolina Medical Care
      Commission Hospital RB
      (McDowell Hospital, Inc. Project)
      Series 1999 DN (Wachovia Bank
      N.A. SBPA) (A-1)
      1.99%(b)                              01/07/05   $  150   $   150,000
   North Carolina Medical Care
      Commission Hospital RB (Park
      Ridge Hospital Project) Series
      1988 DN (NationsBank LOC)
      (A-1+)
      2.00%(b)                              01/07/05    6,000     6,000,000
   North Carolina Municipal Power
      Agency RB (Catawba Electric Co.
      Project) Series 2003 DN (MBIA
      Insurance, Bank of New York
      SBPA) (A-1+)
      2.03%(b)                              01/07/05      700       700,000
   North Carolina Municipal Power
      Agency RB (Merrill Lynch P-Float
      Trust Receipts, Catawba Electric
      Co. Project) Series 2003 MB
      (AMBAC Insurance, Merrill Lynch
      Capital Services SPBA)
      (AAA, F-1+)
      1.15%(d)                              02/15/05    4,500     4,500,000
   Rockingham County Industrial
      Facilities & Pollution Control
      Financing Authority RB
      (Whiteridge, Inc. Project) Series
      1998 AMT DN (Branch Banking &
      Trust Co. LOC) (VMIG-1)
      2.12%(b)                              01/07/05       80        80,000
   Union County GO Series 2004A DN
      (Depfa Bank PLC SBPA)
      (A-1+, VMIG-1)
      1.97%(b)                              01/07/05    2,500     2,500,000
   Winston-Salem Water & Sewer
      System RB Series 2002C DN
      (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      2.00%(b)                              01/07/05    3,700     3,700,000

                                                                ===========
                                                                 31,864,021
                                                                -----------
North Dakota - 0.3%
   Fargo IDRB (Owen Industries, Inc.
      Project) Series 1997 AMT DN
      (Wells Fargo Bank LOC) (A-1+)
      2.05%(b)                              01/07/05      500       500,000
   North Dakota Housing Finance
      Agency RB Series 2001A-19 DN
      (Wachovia Bank N.A. LOC)
      (VMIG-1)
      2.11%(b)                              01/07/05      425       425,000

                                                                ===========
                                                                    925,000
                                                                -----------
Ohio - 2.3%
   Cincinnati City School District GO
      (School Energy Conservation
      Project) Series 2004 BAN
      (SP-1+, MIG-1)
      2.50%                                 09/09/05    3,000     3,018,266

8

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   ------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
   Lucas County Economic
      Development RB (Maumee Valley
      Country Day School Project)
      Series 1998 AMT DN (American
      National Bank & Trust Co. LOC)
      2.99%(b)                               01/07/05   $1,030   $1,030,000
   Ohio Air Quality Development
      Authority RB (JMG Funding Ltd.
      Partnership Project) Series 1995B
      AMT DN (Westdeutsche
      Landesbank Gironzentrale LOC)
      (A-1+)
      2.10%(b)                               01/07/05      300      300,000
   Ohio Higher Educational Facility
      Community RB Series 2000C DN
      (Fifth Third Bank N.A. LOC)
      2.05%(b)                               01/07/05      970      970,000
   Ohio PCRB (Ross Incineration
      Project) Series 2000-1 AMT DN
      (Bank One N.A. LOC)
      2.15%(b)                               01/07/05      930      930,000
   Summit County Civic Facility RB
      (Akron Area Electrical Joint
      Apprenticeship & Training Trust
      Project) Series 2001 DN
      (KeyBank N.A. LOC)
      2.07%(b)                               01/07/05      180      180,000
   Wood County IDRB (Aluminite, Inc.
      Project) Series 1997 AMT DN
      (Sky Bank LOC)
      2.99%(b)                               01/07/05    1,280    1,280,000

                                                                 ==========
                                                                  7,708,266
                                                                 ----------
Pennsylvania - 1.5%
   Pennsylvania Higher Educational
      Facilities Authority RB
      (State System-Higher Education
      Project) Series 2003Y
      DN (VMIG-1, AAA)
      1.95%(b)                               01/07/05    1,100    1,100,000
   St. Mary Hospital Authority Bucks
      County RB (Catholic Health
      System Project) Series 2004C DN
      (A-1+, VMIG-1)
      1.95%(b)                               01/07/05    2,000    2,000,000
   Venango County GO (Scrubgrass
      Project) Series 2004 TECP
      (A-1+, P-1)
      1.83%                                  01/19/05    2,000    2,000,000

                                                                 ==========
                                                                  5,100,000
                                                                 ----------
Puerto Rico - 0.9%
   Commonwealth of Puerto Rico GO
      (Tender Option Certificates) Series
      2001 DN (FSA Insurance, Bank of
      New York Liquidity Facility) (A-1+)
      2.00%(b)                               01/07/05    1,400    1,400,000
   Commonwealth of Puerto Rico
      Highway & Transportation
      Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2002 PT-1052 DN (Merrill Lynch
      Capital Services Liquidity Facility)
      (A-1)
      2.02%(b)                               01/07/05      700      700,000
   Puerto Rico Public Financing
      Corporation RB Series 2004-911
      DN (CIFG-TCRS Credit Support,
      Morgan Stanley Group Liquidity
      Facility) (AAA, F-1+)
      2.01%(b)                               01/07/05   $  750   $  750,000

                                                                 ==========
                                                                  2,850,000
                                                                 ----------
South Carolina - 0.7%
   Greenwood County Exempt Facility
      IDRB Series 2004 AMT DN (Fuji
      Photo Film Co. Guaranty) (A-1+)
      2.15%(b)                               01/07/05    1,000    1,000,000
   South Carolina Housing Finance &
      Development RB (Arrington Place
      Apartment Project) Series 2001
      AMT DN (SunTrust Bank LOC)
      (VMIG-1)
      2.11%(b)                               01/07/05    1,300    1,300,000

                                                                 ==========
                                                                  2,300,000
                                                                 ----------
Tennessee - 0.3%
   Metropolitan Government of
      Nashville & Davidson County
      Health & Education Facilities
      Board RB (Ascension Health
      Credit Project) Series 2001-B-1
      MB (A-1+, MIG-1)
      1.65%                                  08/03/05    1,000    1,000,000
                                                                 ----------
Texas - 8.2%
   Frisco Independent School District
      GO Series 2004C MB (Wachovia
      Bank N.A. SBPA) (MIG-1)
      1.70%                                  09/01/05    3,440    3,440,000
   Gulf Coast IDRB (Cinergy Solutions
      - CST Green Power LP Project)
      Series 2004 AMT DN
      (A-2, VMIG-2)
      2.20%(b)                               01/07/05    2,000    2,000,000
   Harris County Industrial
      Development Corporation RB
      Series 1984 DN (Exxon Mobile
      Guaranty) (A-1+, Aaa)
      2.13%(b)                               01/03/05    4,100    4,100,000
   Laredo ISD Public Facilities
      Corporation RB Series 2004A MB
      (AMBAC Insurance) (AAA, Aaa)
      3.00%                                  08/01/05    1,050    1,055,426
   Laredo ISD Public Facilities
      Corporation RB Series 2004B MB
      (AMBAC Insurance) (AAA, Aaa)
      3.00%                                  08/01/05      225      226,163
   Laredo ISD Public Facilities
      Corporation RB Series 2004C MB
      (AMBAC Insurance) (AAA, Aaa)
      3.00%                                  08/01/05      720      723,722
   Lower Colorado River Authority RB
      (Wachovia Merlots Trust Receipts)
      Series 2000 DN (FSA Insurance,
      Wachovia Bank N.A. SBPA)
      (Aaa, VMIG-1)
      2.06%(b)                               01/07/05    1,900    1,900,000

                                                                               9

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS (Continued)
Texas (Continued)
   San Antonio Electric & Gas Systems
      RB (Jr. Lien Project) Series 2004
      MB (Banque Nationale de Paribas
      SBPA) (A-1+, MIG-1)
      2.20%                                 12/01/05   $5,000   $ 5,000,000
   Texas GO Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%                                 08/31/05    6,000     6,055,508
   Texas State Department of Housing
      & Community Affairs Single Family
      RB Series 2004F AMT MB (CDC
      Municipal Products, Inc. Guaranty)
      (A-1+, Aa1)
      1.95%                                 08/03/05    3,000     3,000,000

                                                                ===========
                                                                 27,500,819
                                                                -----------
Vermont - 0.1%
   Vermont Educational & Health
      Buildings Financing Agency RB
      (Rutland Medical Center Project)
      Series 2001A DN (National
      Westminster Bank LOC) (A-1)
      2.05%(b)                              01/07/05      400       400,000
                                                                -----------
Virginia - 8.4%
   Alexandria IDRB (Young Men's
      Christian Association of Billings
      Project) Series 1998 DN (M&T
      Bank Corp. LOC) (A-1)
      2.01%(b)                              01/07/05    1,977     1,977,000
   Chesapeake Bay Bridge & Tunnel
      Commonwealth District RB
      (Wachovia Merlots Trust Receipts)
      Series 2003 DN (MBIA Insurance,
      Wachovia Bank N.A. Liquidity
      Facility) (VMIG-1)
      2.06%(b)                              01/03/05    1,600     1,600,000
   Chesterfield County IDRB (Merrill
      Lynch P-Float Trust Receipts)
      Series 2004 PT-2133 DN (Merrill
      Lynch & Co. Guaranty, Merrill
      Lynch Capital Services SBPA)
      (F-1+, AA-)
      2.08%(b)                              01/07/05      900       900,000
   Commonwealth of Virginia
      Transportation Authority RB
      (Citibank Trust Receipts) Series
      1999 DN (Citibank Liquidity
      Facility) (A-1+)
      2.04%(b)                              01/07/05    2,200     2,200,067
   Commonwealth of Virginia
      Transportation Board RB (Citibank
      Trust Receipts) Series 2000
      SG-134 DN (Societe Generale
      SBPA) (A-1+)
      2.01%(b)                              01/07/05      595       595,000
   Fairfax County Economic
      Development Authority RB
      (Citibank Trust Receipts) Series
      2003 ROCS-II-R-4024 DN
      (Citibank Liquidity Facility)
      (VMIG-1)
      2.04%(b)                              01/07/05      300       300,000
   Fairfax County IDRB (Fairfax
      Hospital System Project) Series
      1988B DN (Inova Health System
      Liquidity Facility) (A-1+, VMIG-1)
      1.97%(b)                              01/07/05    1,010     1,010,000
   Fairfax County IDRB (Fairfax
      Hospital System Project) Series
      1988C DN (Inova Health System
      Liquidity Facility) (A-1+, VMIG-1)
      2.00%(b)                              01/07/05   $1,875   $ 1,875,000
   Fairfax County IDRB (Inova Health
      Systems Project) Series 2000 DN
      (A-1+, VMIG-1)
      1.97%(b)                              01/07/05    1,200     1,200,000
   Halifax County GO (Vepco Project)
      Series 2004 TECP (A-1, MIG-1)
      1.83%                                 03/10/05    2,000     2,000,000
   Harrisonburg Redevelopment &
      Housing Authority Lease Purchase
      RB Series 2001A DN (Societe
      Generale LOC) (A-1+)
      2.07%(b)                              01/07/05    1,540     1,540,000
   King George County IDA Solid
      Waste Disposal Facility RB
      (Garnet of Virginia, Inc. Project)
      Series 1996 AMT DN (Morgan
      Guaranty Trust LOC) (A-1+)
      2.05%(b)                              01/07/05      300       300,000
   Loudoun County IDRB (Howard
      Hughes Medical Institute Project)
      Series 2003C DN (A-1+, VMIG-1)
      2.25%(b)                              01/07/05      200       200,000
   Loudoun County IDRB (Howard
      Hughes Medical Institute Project)
      Series 2003D DN (A-1+, VMIG-1)
      2.00%(b)                              01/07/05    1,500     1,500,000
   Loudoun County IDRB (Howard
      Hughes Medical Institute Project)
      Series 2003E DN (A-1+, VMIG-1)
      2.10%(b)                              01/03/05      200       200,000
   Lynchburg Public Improvement GO
      Series 2003B MB (AA, Aa3)
      2.00%                                 02/01/05      820       820,674
   Nelson County IDRB (Taylor
      Ramsey Corp. Project) Series
      1999 AMT DN (Branch Banking &
      Trust Co. LOC) (F-1+)
      2.05%(b)                              01/07/05      300       300,000
   Norfolk Redevelopment & Housing
      Authority Multi-Family Housing RB
      (Residential Rental Project) Series
      2003 AMT DN (SunTrust Bank
      LOC)
      2.16%(b)                              01/07/05    2,094     2,094,000
   Prince William County GO (Vepco
      Project) Series 2004 TECP
      (A-2, MIG-1)
      1.83%                                 03/10/05      700       700,000
   Richmond IDRB (Diocese of Virginia
      Church School Project) Series
      2001 DN (SunTrust Bank LOC)
      (VMIG-1)
      2.16%(b)                              01/03/05      200       200,000
   Virginia College Building Authority
      Facilities RB (21st Century
      College Project) Series 2001 MB
      (AA+, Aa1)
      5.00%                                 02/01/05    1,365     1,368,543
   Virginia GO Series 2002 MB
      (AAA, Aaa)
      4.00%                                 06/01/05    2,670     2,697,143

10

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
   Virginia Public Building Authority RB
      Series 2004 ROCS-RR-II-6027
      DN (Citibank Liquidity Facility)
      (A-1+, AA+)
      2.04%(b)                             01/07/05   $1,915   $ 1,915,000
   Virginia Resource Authority Clean
      Water State Revolving Fund RB
      (Merrill Lynch P-Float Trust
      Receipts) Series 2000 PA-790 DN
      (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Captial Services
      SBPA) (A-1)
      2.01%(b)                             01/07/05      205       205,000
   Virginia Small Business Financing
      Authority IDRB (Ennstone Project)
      Series 1999 AMT DN (Wachovia
      Bank N.A. LOC) (Aa2)
      2.04%(b)                             01/07/05      520       520,000

                                                               ===========
                                                                28,217,427
                                                               -----------
Washington - 0.5%
   Chelan County Public Utility District
      RB (First Union Merlots Trust
      Receipts) Series 2001B DN (MBIA
      Insurance, Wachovia Bank N.A.
      SBPA) (A-1)
      2.11%(b)                             01/07/05    1,150     1,150,000
   Yakima County Public Corporation
      RB (Michelsen Packaging Co.
      Project) Series 2000 AMT DN
      (Bank of America N.A. LOC)
      (A-1+)
      2.10%(b)                             01/07/05      605       605,000

                                                               ===========
                                                                 1,755,000
                                                               -----------
Wisconsin - 1.3%
   Amery IDRB (Plastech Corp.
      Project) Series 1997 AMT DN
      (U.S. Bank N.A. LOC)
      2.20%(b)                             01/07/05    2,000     2,000,000
   Mequon IDRB (Johnson Level GRW
      Investment Project) Series 1995
      AMT DN (Bank One N.A. LOC)
      2.15%(b)                             01/03/05      660       660,000
   New Berlin School District RB Series
      2004 TRAN
      3.00%                                09/01/05    1,560     1,574,517

                                                               ===========
                                                                 4,234,517
                                                               -----------

TOTAL INVESTMENTS IN
SECURITIES -  99.8%
   (Cost $333,203,275(a))    333,203,275
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.2%            744,560
                            ------------
NET ASSETS - 100.0%         $333,947,835
                            ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December
     31, 2004, the fund held 3.4% of its net assets, with a current market value of $11,445,000, in securities restricted as to resale.
(d)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date.

                                                                              11

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   ----------
MUNICIPAL BONDS - 99.7%
New Jersey - 97.8%
   Bernards Township GO Series 2004
      BAN
      3.00%                                09/16/05   $3,135   $3,165,528
   Burlington County GO Series 2004
      BAN
      2.00%                                08/05/05    1,787    1,790,680
   Camden County Improvement
      Authority RB (Congregation
      Beth-El Project) Series 2001 DN
      (Commerce Bank N.A. LOC)
      2.04%(b)                             01/07/05      300      300,000
   Egg Harbor Township GO Series
      2002 MB (AMBAC Insurance)
      (AAA, Aaa)
      3.90%                                02/15/05      250      250,857
   Essex County Improvement
      Authority RB (Pooled
      Governmental Loan Program)
      Series 1986 DN (First Union Bank
      LOC) (VMIG-1)
      1.98%(b)                             01/07/05    1,400    1,400,000
   Florence GO Series 2004 MB (FSA
      Insurance) (AAA, Aaa)
      2.50%                                03/01/05      365      365,840
   Fort Lee GO Series 2004 MB (Aa3)
      3.35%                                07/15/05    1,000    1,008,863
   Gloucester County Industrial
      Financing Authority PCRB (Exxon
      Mobil Corp. Project) Series 2003
      DN (Exxon Mobil Corp. Guaranty)
      (A-1+, VMIG-1)
      2.00%(b)                             01/03/05      850      850,000
   Hudson County Certificates of
      Participation Series 2001A-35 DN
      (MBIA Insurance, Wachovia Bank
      N.A. LOC) (VMIG-1)
      2.02%(b)                             01/07/05      400      400,000
   Maywood GO Series 2004 TAN
      2.75%                                02/10/05    2,000    2,002,688
   Metuchen GO Series 2004 BAN
      2.50%                                01/06/05    5,000    5,000,719
   Middlesex County Improvement
      Authority RB (Woodbridge
      Township Guaranteed Project)
      Series 2004 MB
      3.50%                                12/22/05    3,000    3,038,533
   New Jersey Economic Development
      Authority Multi-Mode IDRB (V & S
      Amboy Galvanizing LLC Project)
      Series 1999 AMT DN (KeyBank
      N.A. LOC)
      2.14%(b)                             01/07/05    2,490    2,490,000
   New Jersey Economic Development
      Authority RB (Citibank Trust
      Receipts) Series 2004
      ROCS-II-R-309 DN (Assured
      Guaranty Corp. Insurance) (A-1+)
      2.04%(b)                             01/07/05    8,495    8,495,000
   New Jersey Economic Development
      Authority RB (Denglas
      Technologies Project) Series 2000
      AMT DN (Commerce Bank N.A.
      LOC)
      2.14%(b)                             01/07/05    3,100    3,100,000
   New Jersey Economic Development
      Authority RB (First Mortgage of
      Winchester Project) Series 2004B
      DN (VMIG-1)
      1.95%(b)                             01/07/05   $3,800   $3,800,000
   New Jersey Economic Development
      Authority RB (Hamilton Industrial
      Development Project) Series 1998
      AMT DN (Wachovia Bank N.A.
      LOC)
      2.05%(b)                             01/07/05    1,625    1,625,000
   New Jersey Economic Development
      Authority RB (J. James Realty Co.
      Project) Series 1998 AMT DN
      (Wachovia Bank N.A. LOC)
      2.10%(b)                             01/07/05      600      600,000
   New Jersey Economic Development
      Authority RB (Jacea LLC Project)
      Series 2004 AMT DN (Wachovia
      Bank N.A. LOC)
      2.10%(b)                             01/07/05    3,600    3,600,000
   New Jersey Economic Development
      Authority RB (Landesbank
      Hessen-Thuringen Girozentrale
      P-Float Trust Receipts) Series
      2004 MT-035 DN (Assured
      Guaranty Corp. Insurance,
      Landesbank Hessen-Thuringen
      Girozentrale SBPA) (A-1)
      2.03%(b)                             01/07/05    6,000    6,000,000
   New Jersey Economic Development
      Authority RB (Nandan Co. Project)
      Series 2000 AMT DN (M & T Bank
      Corp. LOC) (A-1)
      2.04%(b)                             01/07/05    3,480    3,480,000
   New Jersey Economic Development
      Authority RB (Nandan Co. Project)
      Series 2001 DN (M & T Bank
      Corp. LOC) (A-1)
      2.04%(b)                             01/07/05    1,765    1,765,000
   New Jersey Economic Development
      Authority RB (Parke Place
      Association Project) Series 2000
      AMT DN (Commerce Bank N.A.
      LOC)
      2.14%(b)                             01/07/05    7,495    7,495,000
   New Jersey Economic Development
      Authority RB (Pennington
      Montessori School Project) Series
      1998 AMT DN (Wachovia Bank
      N.A. LOC)
      2.10%(b)                             01/07/05    1,160    1,160,000
   New Jersey Economic Development
      Authority RB (Somerset Hills
      YMCA Project) Series 2003 DN
      (Commerce Bank N.A. LOC)
      2.04%(b)                             01/07/05      100      100,000
   New Jersey Economic Development
      Authority RB (Thermal Energy LP
      Project) Series 1995 AMT DN
      (Bank One N.A. LOC) (VMIG-1)
      2.00%(b)                             01/07/05    1,900    1,900,000

12

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   New Jersey Economic Development
      Authority Special Facilities RB
      Series 2004-1 DN (Bank of New
      York LOC) (A-1+)
      2.04%(b)                             01/07/05   $5,000   $5,000,000
   New Jersey Educational Facilities
      Authority RB Series 2000 SG-148
      DN (Societe Generale LOC)
      (A-1+)
      2.01%(b)                             01/07/05      850      850,000
   New Jersey Environmental
      Infrastructure Trust RB Series
      2004-585 AMT DN (J.P. Morgan
      Chase Bank SBPA) (VMIG-1)
      2.03%(b)                             01/07/05    4,050    4,050,000
   New Jersey GO (Lehman Trust
      Receipts Project) Series
      2004D-L55J DN (Lehman
      Brothers, Inc. Liquidity Facility)
      (VMIG-1, F-1)
      2.05%(b)                             01/07/05    8,800    8,800,000
   New Jersey GO Series 1992D MB
      (AA+, Aa2)
      5.62%                                02/15/05    1,750    1,759,420
   New Jersey Health Care Facilities
      Financing Authority RB (Merrill
      Lynch P-Float Trust Receipts)
      Series 2001 PT-1319 DN (AMBAC
      Insurance, Merrill Lynch Capital
      Services SBPA) (A-1)
      2.04%(b)                             01/07/05    4,775    4,775,000
   New Jersey Health Care Facilities
      Financing Authority RB (St.
      Joseph's Project) Series 2003A-6
      DN (Valley National Bank LOC)
      (A2, VMIG-1)
      1.98%(b)                             01/07/05    1,450    1,450,000
   New Jersey Health Care Facilities
      Financing Authority RB (Wachovia
      Merlots Trust Receipts) Series
      2001A DN (Wachovia Bank N.A.
      LOC) (VMIG-1)
      2.02%(b)                             01/07/05    2,685    2,685,000
   New Jersey Health Care Facilities
      Financing Authority RB Series
      2004-943 DN (Morgan Stanley
      Group Liquidity Facility, FGIC
      Insurance) (F-1+)
      2.02%(b)                             01/07/05    3,530    3,530,000
   New Jersey Housing & Mortgage
      Finance Agency RB (Wachovia
      Merlots Trust Receipts) Series
      2000A-2 DN (MBIA Insurance,
      Wachovia Bank N.A. SBPA) (Aaa)
      2.07%(b)                             01/07/05    1,520    1,520,000
   New Jersey Sports & Exposition
      Authority State Contract RB
      Series 1992C DN (MBIA
      Insurance, Credit Suisse SBPA)
      (A-1, VMIG-1)
      1.95%(b)                             01/07/05      100      100,000
   New Jersey State Transportation
      Trust Fund Authority RB Series
      2004-967 DN (FSA Insurance,
      Morgan Stanley Group Liquidity
      Facility) (AAA, F-1+)
      2.01%(b)                             01/07/05   $3,000   $3,000,000
   New Jersey Turnpike Authority RB
      Series 2002J DN (MBIA
      Insurance, Lehman Bothers, Inc.
      Liquidity Facility) (VMIG-1)
      2.05%(b)                             01/07/05    3,000    3,000,000
   New Milford County GO Series 2004
      BAN
      3.00%                                06/24/05    1,000    1,005,994
   Newark GO Series 2003 DN (FSA
      Insurance, Citibank LOC) (Aaa)
      2.02%(b)                             01/07/05    2,000    2,000,000
   North Caldwell GO Series 2004 BAN
      3.00%                                09/08/05    1,796    1,812,241
   Port Authority of New York & New
      Jersey Special Obligation RB
      (Merrill Lynch P-Float Trust
      Receipts) Series 2003 PT-1755
      DN (MBIA Insurance, Merrill Lynch
      Capital Services SBPA)
      (AAA, F-1+)
      2.08%(b)                             01/07/05    6,000    6,000,000
   Port Authority of New York & New
      Jersey Special Obligation RB
      (Merrill Lynch P-Float Trust
      Receipts) Series 2003 PT-1847
      AMT DN (MBIA Insurance, Merrill
      Lynch Capital Services SBPA)
      (AAA, F-1+)
      2.08%(b)                             01/07/05    3,995    3,995,000
   Port Authority of New York & New
      Jersey Special Obligation RB
      (Merrill Lynch P-Float Trust
      Receipts) Series 2004-056 AMT
      DN (FGIC Insurance, Banque
      Nationale de Paribas SBPA)
      (AAA, F-1+)
      2.04%(b)                             01/07/05    7,855    7,855,000
   Salem County Pollution Control
      Financing Authority PCRB (E.I.
      DuPont de Nemours Project)
      Series 1982A DN (A-1+, P-1)
      1.85%(b)                             01/07/05    7,600    7,600,000
   Somerville GO Series 2004 BAN
      3.00%                                06/16/05      925      930,290
   Trenton GO Series 2004 MB
      (AMBAC Insurance) (AAA, Aaa)
      2.00%                                01/15/05      850      850,289
   Vernon Township GO Series 2004
      BAN
      2.75%                                09/16/05    5,000    5,038,239
   Washington Township Warren
      County GO Series 2004 BAN
      3.25%                                11/01/05    1,425    1,436,612

                                                                              13

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   West Windsor-Plainsboro GO
      (Regional School District Project)
      Series 2004 MB (Aa2)
      2.70%                                06/15/05   $3,000   $ 3,014,267

                                                               ===========
                                                               147,241,060
                                                               -----------
Puerto Rico - 1.9%
   Commonwealth of Puerto Rico
      Infrastructure Financing Authority
      Special Obligation Bonds
      (ABN-AMRO Munitops Trust
      Certificates) Series 2000A-17 MB
      (ABN-AMRO Bank N.V. SBPA)
      (MIG-1, F-1+)
      1.60%                                01/26/05    2,000     2,000,000
   Puerto Rico Public Financing
      Corporation RB Series 2004-911
      DN (CDC IXIS Financial Guaranty
      - Transferable Custodial Receipts
      Credit Support, Morgan Stanley
      Group Liquidity Facility)
      (AAA, F-1+)
      2.01%(b)                             01/07/05      923       923,000

                                                               ===========
                                                                 2,923,000
                                                               -----------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
   (Cost $150,164,060(a))                   150,164,060
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%                           450,018
                                            -----------
NET ASSETS - 100.0%                        $150,614,078
                                           ============
----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

14

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   ------   ----------
MUNICIPAL BONDS - 99.7%
North Carolina - 91.7%
   Buncombe County Metropolitan
      Sewer District Sewer System RB
      Series 2004 DN (XLCA Insurance,
      Bank of America N.A. SBPA)
      (A-1+, VMIG-1)
      1.99%(b)                               01/07/05   $  400   $  400,000
   Charlotte Airport RB (Banque
      Nationale de Paribas P-Float Trust
      Receipts) Series 2003 PT-719
      AMT MB (MBIA Insurance,
      Banque Nationale de Paribas
      SBPA) (A-1+)
      1.50%                                  05/05/05    1,000    1,000,000
   Charlotte Certificates of Participation
      (Equipment Acquisition Project)
      Series 2004C MB (Aa1)
      2.00%                                  03/01/05    1,480    1,482,399
   Charlotte Certificates of Participation
      (Governmental Facilities Project)
      Series 2003F DN (Bank of
      America N.A. SBPA)
      (A-1+, VMIG-1)
      2.00%(b)                               01/07/05    1,500    1,500,000
   Cleveland County Industrial Facilities
      PCRB (Blanchford Rubber
      Project) Series 2003 DN (Bank
      One N.A. LOC)
      2.05%(b)                               01/07/05    2,640    2,640,000
   Greensboro GO Series 1996 MB
      (AAA, Aa1)
      4.80%                                  03/01/05      300      304,422
   Greensboro GO Series 2003 MB
      (AAA, Aa1)
      2.25%                                  05/01/05    1,780    1,786,748
   Guilford County Industrial Facilities
      & Pollution Control Financing
      Authority RB (Recreational
      Facilities-YMCA Project) Series
      2002 DN (Branch Banking & Trust
      Co. LOC) (VMIG-1)
      2.02%(b)                               01/07/05    1,900    1,900,000
   High Point Public Improvement GO
      Series 2000B MB (AA, Aa3)
      5.25%                                  06/01/05    1,250    1,266,965
   Lee County Industrial Facilities &
      Pollution Control Financing
      Authority RB (Trion, Inc. Project)
      Series 1995 DN (Wachovia Bank
      N.A. LOC)
      2.09%(b)                               01/07/05      100      100,000
   Lee County Industrial Facilities &
      Pollution Control Financing
      Authority RB (Var-Arden Corp.
      Project) Series 1999 AMT DN
      (Comerica Bank N.A. LOC)
      2.15%(b)                               01/07/05    5,000    5,000,000
   Mecklenburg County Industrial
      Facilities & Pollution Control
      Financing Authority IDRB
      (Peidmont Plastics Project) Series
      1997 AMT DN (Branch Banking &
      Trust Co. LOC) (Aa3)
      2.12%(b)                               01/07/05      990      990,000
   Mecklenburg County Public
      Improvement GO Series 2000D
      MB (AAA, Aaa)
      4.75%                                  04/01/05   $1,150   $1,160,579
   North Carolina Educational Facilities
      Financing Agency RB (Gaston
      Day School Project) Series 2000
      DN (Bank of America N.A. LOC)
      (F-1+)
      2.00%(b)                               01/07/05      100      100,000
   North Carolina GO Series 2002F DN
      (Wachovia Bank N.A. LOC)
      (A-1+, VMIG-1)
      1.95%(b)                               01/07/05    1,100    1,100,000
   North Carolina Housing Finance
      Agency RB (Bear Stearns Trust
      Certificates) Series 2002A-9034
      AMT DN (Bear Stearns SBPA)
      (A-1)
      2.07%(b)(c)                            01/07/05    8,085    8,085,000
   North Carolina Housing Finance
      Agency RB Series 2002
      ROC-II-R-175 DN (Salomon Smith
      Barney Liquidity Facility) (VMIG-1)
      2.08%(b)                               01/07/05    3,530    3,530,000
   North Carolina Medical Care
      Commission Health Care Facilities
      RB (Carolina Meadows, Inc.
      Project) Series 2004 DN (Allied
      Irish Bank PLC LOC) (VMIG-1)
      2.03%(b)                               01/07/05    2,500    2,500,000
   North Carolina Medical Care
      Commission Health Care Facilities
      RB (Lutheran Services for the
      Aging Project) Series 1998 DN
      (Branch Banking & Trust Co.
      LOC) (A-1)
      1.99%(b)                               01/07/05      100      100,000
   North Carolina Medical Care
      Commission Health Care Facilities
      RB (Novant Health Group Project)
      Series 2004A DN (J.P. Morgan
      Chase Bank SBPA)
      (A-1+, VMIG-1)
      1.98%(b)                               01/07/05    1,500    1,500,000
   North Carolina Medical Care
      Commission Hospital RB (Angel
      Medical Center, Inc. Project)
      Series 1997 DN (Wachovia Bank
      N.A. LOC) (A-1)
      1.99%(b)                               01/07/05      600      600,000
   North Carolina Medical Care
      Commission Hospital RB (Baptist
      Hospital Project) Series 1992B DN
      (Wachovia Bank N.A. LOC)
      (A-1, VMIG-1)
      2.00%(b)                               01/07/05    1,500    1,500,000
   North Carolina Medical Care
      Commission Hospital RB (Baptist
      Hospital Project) Series 1996 DN
      (Wachovia Bank N.A. LOC)
      (A-1, VMIG-1)
      2.00%(b)                               01/07/05      200      200,000

                                                                              15

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                              MATURITY    (000)      VALUE
                                             ---------   ------   ----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
   North Carolina Medical Care
      Commission Hospital RB (Baptist
      Hospitals Project) Series 2000 DN
      (Wachovia Bank N.A. LOC)
      (A-1, VMIG-1)
      2.00%(b)                                01/07/05   $  700   $  700,000
   North Carolina Medical Care
      Commission Hospital RB (Lincoln
      Health System Project) Series
      1996A DN (Bank of America N.A.
      LOC) (A-1+, VMIG-1)
      2.00%(b)                                01/07/05      600      600,000
   North Carolina Medical Care
      Commission Hospital RB
      (Lutheran Retirement Project)
      Series 1999 DN (Bank of America
      N.A. LOC) (F-1+)
      2.00%(b)                                01/07/05    2,070    2,070,000
   North Carolina Medical Care
      Commission Hospital RB
      (McDowell Hospital, Inc. Project)
      Series 1999 DN (Wachovia Bank
      N.A. SBPA) (A-1)
      1.99%(b)                                01/07/05      650      650,000
   North Carolina Medical Care
      Commission Hospital RB (Moses
      H. Cone Memorial Hospital
      Project) Series 1993 DN
      (Wachovia Bank N.A. LOC) (A-1)
      1.95%(b)                                01/07/05      300      300,000
   North Carolina Medical Care
      Commission Hospital RB (Moses
      H. Cone Memorial Hospital
      Project) Series 1998 DN
      (Wachovia Bank N.A. LOC) (A-1)
      1.95%(b)                                01/07/05      100      100,000
   North Carolina Medical Care
      Commission Hospital RB (Park
      Ridge Hospital Project) Series
      1988 DN (NationsBank LOC)
      (A-1+)
      2.00%(b)                                01/07/05    1,825    1,825,000
   North Carolina Medical Care
      Commission Retirement Facilities
      RB (Aldersgate Project) Series
      2001 DN (Branch Banking & Trust
      Co. LOC) (A-1)
      2.05%(b)                                01/07/05    1,200    1,200,000
   North Carolina Medical Care
      Commission Retirement Facilities
      RB (Brookwood Project) Series
      2001C DN (Branch Banking &
      Trust Co. LOC) (A-1)
      2.05%(b)                                01/07/05      600      600,000
   North Carolina Municipal Power
      Agency RB (Catawba Electric Co.
      Project) Series 2003 DN (MBIA
      Insurance, Bank of New York
      SBPA) (A-1+)
      2.03%(b)                                01/07/05    1,700    1,700,000
   Raleigh County Certificates of
     Participation (Downtown
     Improvement Project) Series
     2004A DN (Depfa Bank PLC
     SBPA) (A-1+, VMIG-1)
     1.97%(b)                                 01/07/05   $1,100   $1,100,000
   Raleigh County Certificates of
      Participation (Packaging Facilities
      Project) Series 2000A DN (Bank
      of America N.A. SBPA)
      (A-1+, VMIG-1)
      2.00%(b)                                01/07/05    1,255    1,255,000
   Raleigh Durham Airport Authority RB
      Series 2002 AMT DN (FGIC
      Insurance) (VMIG-1, F-1+)
      1.98%(b)                                01/07/05      800      800,000
   Raleigh Public Improvement GO
      Series 2004A MB (AAA, Aaa)
      2.00%                                   04/01/05      795      796,954
   Rockingham County Industrial
      Facilities & Pollution Control
      Financing Authority RB (Medibeg,
      Inc. Project) Series 1997 AMT DN
      (Wachovia Bank N.A. LOC) (Aa2)
      2.09%(b)                                01/07/05    1,300    1,300,000
   Rockingham County Industrial
      Facilities & Pollution Control
      Financing Authority RB
      (Whiteridge, Inc. Project) Series
      1998 AMT DN (Branch Banking &
      Trust Co. LOC) (Aa3)
      2.12%(b)                                01/07/05      720      720,000
   Rutherford County Industrial Facilities
      & Pollution Control Financing
      Authority RB (All American Homes
      Project) Series 1996 AMT DN
      (Bank One N.A. LOC)
      2.13%(b)                                01/07/05    1,100    1,100,000
   Sampson County Industrial Facilities
      & Pollution Control Financing
      Authority IDRB (Dubose
      Strapping, Inc. Project) Series
      1997 DN (Wachovia Bank N.A.
      LOC) (A-1)
      2.14%(b)                                01/07/05      800      800,000
   Union County GO Series 2004A DN
      (Depfa Bank PLC SBPA)
      (A-1+, VMIG-1)
      1.97%(b)                                01/07/05    2,500    2,500,000
   University Hospital Chapel Hill RB
      Series 2001B DN (Landesbank
      Hessen-Thuringen Girozentrale
      LOC) (A-1+, VMIG-1)
      2.15%(b)                                01/03/05      300      300,000
   Wake County GO Series 2004A MB
      (Landesbank Hessen-Thuringen
      Girozentrale SBPA) (A-1+, MIG-1)
      2.00%                                   04/01/05    1,000    1,007,761

16

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                              MATURITY    (000)      VALUE
                                             ---------   ------   -----------
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
   Winston-Salem Certificates of
      Participation (Risk Acceptance
      Management Corp. Project) Series
      1988 DN (National Westminster
      Bank LOC) (A-1+)
      2.00%(b)                                01/07/05   $  485   $   485,000
   Winston-Salem GO Series 1990 DN
      (Wachovia Bank N.A. LOC)
      (A-1+, VMIG-1)
      2.00%(b)                                01/07/05      320       320,000
   Winston-Salem Water & Sewer
      System RB Series 2002C DN
      (Credit Locale de France LOC)
      (A-1+, VMIG-1)
      2.00%(b)                                01/07/05      300       300,000
                                                                  ===========
                                                                   61,275,828
                                                                  -----------
Puerto Rico - 8.0%
   Commonwealth of Puerto Rico GO
      (Tender Option Certificates) Series
      2001 DN (FSA Insurance, Bank of
      New York Liquidity Facility) (A-1+)
      2.00%(b)                                01/07/05    4,000     4,000,000
   Commonwealth of Puerto Rico
      Highway & Transportation
      Authority RB (Merrill Lynch
      P-Float Trust Receipts) Series
      2002 PT-1052 DN (Merrill Lynch
      Capital Services Liquidity Facility)
      (A-1)
      2.02%(b)                                01/07/05      600       600,000
   Commonwealth of Puerto Rico
      Highway & Transportation
      Authority RB Series 1998A DN
      (AMBAC Insurance, Bank of Nova
      Scotia SBPA) (A-1+, VMIG-1)
      1.95%(b)                                01/07/05      400       400,000
   Commonwealth of Puerto Rico RB
      Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%                                   07/29/05      350       352,679
                                                                  ===========
                                                                    5,352,679
                                                                  -----------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
   (Cost $66,628,507(a))                      66,628,507
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%                            178,074
                                             -----------
NET ASSETS - 100.0%                          $66,806,581
                                             ===========

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December
     31, 2004, the fund held 12.1% of its net assets, with a current market value of $8,085,000, in securities restricted as to resale.

                                                                              17

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                             PAR
                                               MATURITY     (000)       VALUE
                                              ----------   -------   -----------
MUNICIPAL BONDS - 99.7%
Ohio - 99.1%
   Akron Income Tax RB (Community
      Learning Centers Project) Series
      2004A DN (FGIC Insurance,
      ABN-AMRO Bank N.V. SBPA)
      (A-1, F-1+)
      2.03%(b)                                  01/07/05   $10,150   $10,150,000
   American Municipal Power
      Incorporated GO (Amherst City
      Project) Series 2004 BAN
      2.35%                                     12/01/05       865       865,000
   American Municipal Power
      Incorporated GO (Cleveland
      Public Power Project) Series 2004
      BAN
      1.60%                                     08/18/05     3,215     3,215,000
   American Municipal Power
      Incorporated GO (Gorsuch Station
      Improvement Project) Series
      2004A BAN
      1.15%                                     04/01/05       525       525,000
   American Municipal Power
      Incorporated GO (Milan Village
      Project) Series 2004 BAN
      1.40%                                     01/13/05       651       651,250
   American Municipal Power
      Incorporated GO (Ohio, Inc.
      Hubbard Project) Series 2004
      BAN
      2.45%                                     12/14/05       495       495,000
   American Municipal Power
      Incorporated GO (Plymouth
      Village Project) Series 2004 BAN
      2.15%                                     11/09/05       435       435,000
   American Municipal Power
      Incorporated GO (St. Mary's
      Project) Series 2004 BAN
      1.90%                                     10/06/05     1,500     1,500,000
   American Municipal Power
      Incorporated GO (Village of
      Woodville Project) Series 2004
      BAN
      2.00%                                     07/21/05     1,700     1,700,000
   Ashtabula County IDRB (Brighton
      Manor, Inc. Project) Series 1986
      AMT DN (KeyBank N.A. LOC)
      2.14%(b)                                  01/07/05     2,500     2,500,000
   Avon GO Series 2004 BAN
      1.35%                                     04/14/05       340       340,237
   Brooklyn IDRB (Dylon Industries,
      Inc. Project) Series 1999 AMT DN
      (KeyBank N.A. LOC)
      2.14%(b)                                  01/07/05       865       865,000
   Butler County GO Series 2004D
      BAN
      2.75%                                     09/22/05     3,000     3,024,326
   Champaign County IDRB (Allied
      Signal, Inc. Project) Series 1998
      DN (A-1)
      2.28%(b)                                  01/07/05     1,000     1,000,000
   Cincinnati City School District GO
      (School Energy Conservation
      Project) Series 2004 BAN
      (SP-1+, MIG-1)
      2.50%                                     09/09/05     3,000     3,018,265
   Cleveland Airport System RB
      (Banque Nationale de Paribas
      Stars & Residual Certificates)
      Series 2004-81B AMT DN (FSA
      Insurance, Banque Nationale de
      Paribas Liquidity Facility)
      (VMIG-1)
      2.08%(b)                                  01/07/05   $ 5,300   $ 5,300,000
   Cleveland Airport System RB Series
      1997A AMT MB (FSA Insurance)
      (AAA, Aaa)
      5.50%                                     01/01/05     2,250     2,250,000
   Cleveland-Cuyahoga County Port
      Authority RB (Laurel School
      Project) Series 2004 DN
      (KeyBank N.A. LOC)
      2.07%(b)                                  01/07/05     1,140     1,140,000
   Columbus GO Series 1998B MB
      (AAA, Aaa)
      5.25%                                     05/15/05       400       405,764
   Cuyahoga County Economic
      Development RB (Berea
      Children's Home Project) Series
      2000 DN (Huntington National
      Bank LOC) (VMIG-1)
      2.09%(b)                                  01/07/05     2,000     2,000,000
   Cuyahoga County Hospital
      Improvement RB (University
      Hospitals of Cleveland Project)
      Series 1985 DN (Chase
      Manhattan Bank LOC) (VMIG-1)
      2.17%(b)                                  01/03/05       400       400,000
   Cuyahoga County IDRB (Great
      Lakes Brewing Co. Project) Series
      2001 AMT DN (Huntington
      National Bank LOC)
      2.19%(b)                                  01/07/05     1,260     1,260,000
   Cuyahoga County IDRB (Marine
      Mechanical Corp. Project) Series
      2000 AMT DN (Charter One Bank
      LOC)
      2.27%(b)                                  01/07/05     2,750     2,750,000
   Cuyahoga County IDRB (Trio
      Diversified Co. Project) Series
      2000 AMT DN (KeyBank N.A.
      LOC)
      2.14%(b)                                  01/07/05     1,930     1,930,000
   Delaware County Economic
      Development RB (The Columbus
      Zoological Park Associates, Inc.
      Project) Series 2003 DN
      (Huntington National Bank LOC)
      2.10%(b)                                  01/07/05     3,300     3,300,000
   Delaware County IDRB (Air Waves,
      Inc. Project) Series 1995 DN
      (KeyBank N.A. LOC)
      2.14%(b)                                  01/07/05       515       515,000
   Erie County IDRB (Brighton Manor
      Co. Project) Series 1986 AMT DN
      (KeyBank N.A. LOC)
      2.14%(b)                                  01/07/05     4,200     4,200,000
   Fairfield County GO Series 2004
      BAN
      2.00%                                     04/13/05     1,300     1,302,943

18

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                             PAR
                                                MATURITY     (000)       VALUE
                                               ----------   -------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
   Franklin County Healthcare Facilities
      RB (Heritage Day Health Centers
      Project) Series 2002 DN
      (Huntington National Bank LOC)
      2.10%(b)                                   01/07/05    $1,275   $1,275,000
   Fulton County IDRB (Haas Door Co.
      & Nofziger Doors International,
      Inc. Project) Series 1999 AMT DN
      (National City Bank N.A. LOC)
      2.17%(b)                                   01/07/05     1,100    1,100,000
   Geauga County GO Series 2004
      BAN
      1.80%                                      08/30/05     1,350    1,351,747
   Geauga County RB (Thistle Lane
      Project) Series 2000 AMT DN
      (Huntington National Bank LOC)
      2.19%(b)                                   01/07/05     2,310    2,310,000
   Greene County GO Series 2004
      BAN
      2.25%                                      08/18/05       315      316,068
   Greene County IDRB (AFC
      Stamping & Production, Inc.,
      Barsplice Products Project) Series
      1995 AMT DN (KeyBank N.A.
      LOC)
      2.14%(b)                                   01/07/05       330      330,000
   Hamilton County Hospital Facilities
      RB (Health Alliance Project)
      Series 1997B DN (MBIA
      Insurance, Credit Suisse SBPA) )
      (A-1+, VMIG-1)
      2.01%(b)                                   01/07/05       100      100,000
   Lancaster GO Series 2004 BAN
      1.90%                                      03/09/05     1,460    1,460,935
   Lebanon GO Series 2004 BAN
      2.40%                                      07/07/05       400      401,410
   Lorain County IDRB (Ohio
      Metallurgical Services Project)
      Series 2001 AMT DN (First Merit
      Bank N.A. LOC)
      2.29%(b)                                   01/07/05     2,115    2,115,000
   Mahoning County IDRB (M&J
      Development Ltd. Project) Series
      2002 AMT DN (KeyBank N.A.
      LOC)
      2.14%(b)                                   01/07/05     2,660    2,660,000
   Mahoning County IDRB (Serra Land
      Project) Series 1997 AMT DN
      (KeyBank N.A. LOC)
      2.14%(b)                                   01/07/05     1,275    1,275,000
   Mahoning County RB (Youngstown
      Iron & Metal, Inc. Project) Series
      1997 AMT DN (National City Bank
      N.A. LOC)
      2.22%(b)                                   01/07/05       660      660,000
   Marysville Vehicle & Equipment GO
      Series 2004 BAN
      1.47%                                      03/09/05       720      720,391
   Mentor IDRB (Arrow Machine Co.
      Ltd. Project) Series 1997 DN
      (First Merit Bank N.A. LOC)
      2.10%(b)                                   01/07/05     1,475    1,475,000
   Montgomery County Healthcare
      Facilities RB Series 2002 DN
      (Bank One N.A. LOC)
      2.10%(b)                                   01/07/05     2,600    2,600,000
   North Canton Water System
      Improvement GO Series 2004 MB
      1.45%                                      02/16/05    $1,600   $1,600,496
   North Olmsted GO Series 2004 BAN
      1.55%                                      05/04/05     1,075    1,075,891
   North Royalton GO Series 2004
      BAN
      1.35%                                      01/20/05     1,000    1,000,103
   Oakwood GO Series 2004 BAN
      1.25%                                      03/17/05     1,200    1,200,413
   Ohio Air Quality Development
      Authority RB (JMG Funding Ltd.
      Partnership Project) Series 1994B
      AMT DN (Westdeutsche
      Landesbank Gironzentrale LOC)
      (A-1+, VMIG-1)
      2.10%(b)                                   01/07/05       550      550,000
   Ohio Higher Educational Facility
      Community RB Series 1999 DN
      (Fifth Third Bank N.A. LOC)
      2.05%(b)                                   01/07/05       100      100,000
   Ohio Higher Educational Facility
      Community RB Series 2000C DN
      (Fifth Third Bank N.A. LOC)
      2.05%(b)                                   01/07/05       570      570,000
   Ohio Higher Educational Facility RB
      (Cedarville University Project)
      Series 2004 DN (KeyBank
      Mortgage N.A. LOC)
      2.07%(b)                                   01/07/05     2,385    2,385,000
   Ohio Housing Finance Agency
      Mortgage RB (Wachovia Merlots
      Trust Receipts) Series 2001A-78
      DN (Wachovia Bank N.A. LOC)
      (VMIG-1)
      2.11%(b)                                   01/07/05     2,310    2,310,000
   Ohio Housing Finance Agency
      Mortgage RB Series 2001 AMT
      DN (Bank of America N.A. LOC)
      (VMIG-1)
      2.11%(b)                                   01/07/05     1,975    1,975,000
   Ohio Housing Finance Agency
      Multi-Family Housing RB (Lincoln
      Park Association Project) Series
      1985 MB (Bank One N.A. LOC)
      (MIG-1)
      2.00%                                      05/02/05     1,715    1,715,000
   Ohio Housing Finance Agency RB
      (Clipper Tax-Exempt Certificates
      Trust Project) Series 2004-08
      AMT DN (Lloyds Bank SBPA)
      2.11%(b)                                   01/07/05     5,000    5,000,000
   Ohio IDRB (Ashley Ward, Inc.
      Project) Series 1997 AMT DN
      (Fifth Third Bank N.A. LOC)
      2.14%(b)                                   01/07/05       695      695,000
   Ohio PCRB (Ross Incineration
      Project) Series 2000-1 AMT DN
      (Bank One N.A. LOC)
      2.15%(b)                                   01/07/05     2,070    2,070,000
   Ohio Solid Waste Facilities RB (Pel
      Technologies LLC Project) Series
      2002 AMT DN (KeyBank N.A.
      LOC) (VMIG-1)
      2.07%(b)                                   01/07/05     3,200    3,200,000

                                                                              19

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   ----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
   Ohio State Building Authority RB
      (Adult Correctional Building Funds
      Project) Series 2001 MB (FSA
      Insurance) (AAA, Aaa)
      5.00%                                 10/01/05   $  100   $  102,476
   Ohio State Public Facilities
      Community Higher Educational
      Capital Facilities RB Series
      1995II-A MB (Kredietbank N.V.
      LOC) (AAA, Aaa)
      5.20%                                 05/01/05      425      430,232
   Portage County IDRB (Action Super
      Abrasive Project) Series 1996
      AMT DN (National City Bank N.A.
      LOC)
      2.18%(b)                              01/07/05      825      825,000
   Portage County IDRB
      (Bauer/Hibbard Properties Ltd.
      Project) Series 1998 DN (National
      City Bank N.A. LOC)
      2.22%(b)                              01/07/05      855      855,000
   Putnam County Health Care
      Facilities RB (HILTY Memorial
      Home Project) Series 2004 DN
      (LaSalle National Bank LOC)
      2.08%(b)                              01/07/05    3,560    3,560,000
   Richland County GO Series 2004
      BAN
      2.15%                                 08/10/05      500      501,190
   Sandusky County IDRB (Brighton
      Manor Co. Project) Series 1986
      AMT DN (Bank One N.A. LOC)
      (VMIG-1)
      2.14%(b)                              01/07/05    2,800    2,800,000
   St. Marys GO Series 2004 BAN
      1.95%                                 09/15/05      600      601,038
   Stark County IDRB (Thakar
      Properties LLC Project) Series
      2002 AMT DN (National City Bank
      N.A. LOC)
      2.12%(b)                              01/07/05    4,560    4,560,000
   Strongsville IDRB (Web Plastics Co.
      Project) Series 1997 DN
      (National City Bank N.A. LOC)
      2.22%(b)                              01/07/05      630      630,000
   Summit County Civic Facility RB
      (Akron Area Electrical Joint
      Apprenticeship & Training Trust
      Project) Series 2001 DN
      (KeyBank N.A. LOC)
      2.07%(b)                              01/07/05    1,460    1,460,000
   Summit County IDRB (Austin
      Printing Co., Inc. Project) Series
      1994 AMT DN (Bank One N.A.
      LOC)
      2.22%(b)                              01/07/05      130      130,000
   Summit County IDRB (Flutes LLC
      Project) Series 2002 AMT DN
      (Marshall & Ilsley LOC)
      2.12%(b)                              01/07/05    2,795    2,795,000
   Summit County IDRB (Jendrisak
      Properties Project) Series 2001
      AMT DN (First Merit Bank N.A.
      LOC)
      2.29%(b)                              01/07/05    2,215    2,215,000
   Summit County IDRB (KB Compost
      Services, Inc. Project) Series 2001
      AMT DN (KeyBank N.A. LOC)
      2.14%(b)                              01/07/05   $1,900   $1,900,000
   Summit County IDRB (Sigma
      Properties Project) Series 2000A
      AMT DN (National City Bank N.A.
      LOC)
      2.17%(b)                              01/07/05    1,180    1,180,000
   Summit County IDRB (Waltco Truck
      Equipment Project) Series 1988
      AMT MB (Skandinaviska Enskilda
      LOC)
      2.30%                                 01/15/05      450      450,000
   Summit County Port Authority RB
      (Meadow Lane Building LLC
      Project) Series 2003A AMT DN
      (KeyBank N.A. LOC)
      2.14%(b)                              01/07/05     2,500   2,500,000
   Toledo Multi-Family Housing RB
      (Cherrywood Apartments Project)
      Series 2001 AMT DN (KeyBank
      N.A. LOC)
      2.14%(b)                              01/07/05    2,820    2,820,000
   Trumbull County IDRB (Ellwood
      Engineered Project) Series 2004
      AMT DN (KeyBank N.A. LOC)
      2.14%(b)                              01/07/05    1,700    1,700,000
   Trumbull County IDRB (United Steel
      Service, Inc. Project) Series
      2000B AMT DN (Bank One N.A.
      LOC)
      2.20%(b)                              01/07/05      380      380,000
   Union County GO (Memorial
      Hospital Improvements Project)
      Series 2004 BAN
      2.00%                                 04/14/05    2,250    2,255,520
   Vermilion GO Series 2004 BAN
      1.90%                                 10/06/05      415      415,621
   Wapakoneta GO Series 2004 BAN
    1.50%                                   02/17/05      850      850,269
   West Chester Township GO Series
      2004 BAN
      2.05%                                 08/11/05    2,250    2,256,052
   Western Reserve Housing
      Development Corporation
      Economic RB (Trumbull
      Metropolitan Housing Project)
      Series 2003 DN (KeyBank N.A.
      LOC)
      2.13%(b)                              01/07/05    3,535    3,535,000
   Westlake GO Series 2004 BAN
      1.80%                                 06/09/05    1,685    1,686,439
   Wood County Economic
      Development RB (Hammill
      Manufacturing Co. Project) Series
      2000 AMT DN (Sky Bank LOC)
      2.99%(b)                              01/07/05    1,735    1,735,000
   Wood County Economic
      Development RB (Precision
      Aggregate II Project) Series 1996
      AMT DN (Mid American National
      Banking & Trust LOC)
      2.99%(b)                              01/07/05    1,835    1,835,000

20

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
   Wood County Economic
      Development RB (Sun Seed
      Holding Co., Inc. Project) Series
      2001A AMT DN (Sky Bank LOC)
      2.99%(b)                              01/07/05   $1,685   $  1,685,000
   Wood County Economic
      Development RB (Toledo
      Electrical Joint Apprenticeship &
      Training Fund Project) Series
      2000 DN (Sky Bank LOC)
      2.99%(b)                              01/07/05    1,030      1,030,000
   Wood County IDRB (TMT Leasing
      LLC Project) Series 2004 DN
      (Huntington National Bank LOC)
      2.20%(b)                              01/07/05    2,250      2,250,000

                                                                ============
                                                                 154,564,076
                                                                ------------
Puerto Rico - 0.6%
   Commonwealth of Puerto Rico RB
      Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%                                 07/29/05      995      1,002,616
                                                                ------------

TOTAL INVESTMENTS IN SECURITIES -  99.7%
   (Cost $155,566,692(a))                    155,566,692
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%                            442,469
                                            ------------
NET ASSETS - 100.0%                         $156,009,161
                                            ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              21

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   ----------
MUNICIPAL BONDS - 99.9%
Pennsylvania - 98.0%
   Allegheny County IDRB
      (Commonwealth Development
      Parkway Project) Series 1994A
      DN (National City Bank N.A. LOC)
      (Aa3)
      2.03%(b)                              01/07/05   $3,000   $3,000,000
   Allegheny County IDRB (UPMC
      Health System Project) Series
      2002C DN (Comerica Bank N.A.
      LOC) (A-1)
      2.01%(b)                              01/07/05    1,900    1,900,000
   Allegheny County Port Authority RB
      Series 1999 MB (MBIA Insurance)
      (AAA, Aaa)
      5.25%                                 06/01/05    2,885    2,927,990
   Allentown Package Authority RB
      Series 2004 MB (FSA Insurance)
      (Aaa, AAA)
      2.50%                                 04/01/05      280      281,227
   Bangor Area School District GO
      Series 1995 MB (Aaa, AAA)
      5.25%                                 03/01/05    1,000    1,006,694
   Berks County IDRB (Backman Co.
      Project) Series 1994 AMT DN
      (M&T Bank Corp. LOC) (P-1)
      2.14%(b)                              01/07/05    1,615    1,615,000
   Berks County IDRB (Beacon
      Container Corp. Project) Series
      1997A AMT DN (Wachovia Bank
      N.A. LOC) (P-1)
      2.14%(b)                              01/07/05      890      890,000
   Berks County IDRB (Tray Pak Co.
      Project) RB Series 2001A AMT
      DN (Wachovia Bank N.A. LOC)
      2.14%(b)                              01/07/05    3,325    3,325,000
   Big Beaver Falls Area School District
      GO Series 1999 MB (MBIA
      Insurance) (Aaa, AAA)
      4.90%                                 03/15/05      140      141,015
   Blair County IDRB Series 2003 AMT
      DN (Fulton Bank LOC)
      (A-1, VMIG-1)
      2.19%(b)                              01/07/05    2,205    2,205,000
   Bucks County IDRB (LTL Color
      Compounders Project) Series
      1999B DN (Wachovia Bank N.A.
      LOC)
      2.14%(b)                              01/07/05    1,625    1,625,000
   Carlisle Area School District GO
      Series 2004-G44 DN (MBIA
      Insurance, J.P. Morgan Chase
      Bank SBPA) (VMIG-1)
      2.03%(b)                              01/07/05    2,040    2,040,000
   Chester County Health & Education
      Facilities Retirement Community
      RB (Kendal Crosslands
      Community Projects) Series 2003
      DN (Allied Irish Bank PLC LOC)
      (A-1)
      2.03%(b)                              01/07/05    2,000    2,000,000
   Chester County IDRB (RV Industrial,
      Inc. Project) Series 2001AMT DN
      (M&T Bank Corp. LOC) (A-1)
      2.14%(b)                              01/07/05    3,850    3,850,000
   Chester County Industrial
      Development Authority Student
      Housing RB (University Student
      Housing Limited Project) Series
      2003 DN (Royal Bank of Scotland
      PLC LOC) (VMIG-1)
      2.02%(b)                              01/07/05   $5,500   $5,500,000
   Crawford County IDRB Series 2000
      AMT DN (National City Bank N.A.
      LOC)
      2.17%(b)                              01/07/05    1,285    1,285,000
   Cumberland County IDRB
      (Lawrence Schiff Silk Co. Project)
      Series 1998 AMT DN (Wachovia
      Bank N.A. LOC)
      2.14%(b)                              01/07/05      990      990,000
   Delaware County Authority
      University RB (Villanova University
      Project) Series 2003 MB (FGIC
      Insurance) (AAA, Aaa)
      2.00%                                 08/01/05    1,100    1,103,307
   Delaware County IDA PCRB Series
      1999 DN (Wachovia Bank N.A.
      LOC) (A-1+, VMIG-1)
      2.25%(b)                              01/07/05    2,000    2,000,000
   Delaware Valley Regional Finance
      Authority Local Government RB
      Series 2002 DN (Merrill Lynch &
      Co. SPBA) (A-1)
      2.09%(b)                              01/07/05    4,995    4,995,000
   East Hempfield Township IDRB
      (Herley Industrial, Inc. Project)
      Series 2001 AMT DN (M&T Bank
      Corp. LOC) (A-1)
      2.14%(b)                              01/07/05    2,700    2,700,000
   Erie County IDRB (American Turned
      Products Project) Series 1997
      AMT DN (KeyBank N.A. LOC)
      2.14%(b)                              01/07/05    1,400    1,400,000
   Erie County IDRB (Reed
      Manufacturing Project) Series
      1997 AMT DN (National City Bank
      N.A. LOC)
      2.22%(b)                              01/07/05      400      400,000
   Fayette County IDRB (Dynamic
      Material Corp. Project) Series
      1998 AMT DN (KeyBank N.A.
      LOC)
      2.14%(b)                              01/07/05    2,510    2,510,000
   Franklin County IDRB
      (Chambersburg Hospital Project)
      Series 2000 DN (AMBAC
      Insurance, Wachovia Bank N.A.
      SBPA) (A-1)
      2.09%(b)                              01/07/05    2,105    2,105,000
   Franklin County IDRB (Menno
      Haven Project) Series 2001 DN
      (Radian Insurance, Fleet National
      Bank SBPA) (A-1+)
      2.02%(b)                              01/07/05    1,785    1,785,000

22

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                              MATURITY    (000)       VALUE
                                             ---------   -------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
   Franklin County IDRB (Precast
      System Project) Series 2001A
      AMT DN (M&T Bank Corp. LOC)
      (A-1, P-1)
      2.14%(b)                                01/07/05   $ 1,760   $ 1,760,000
   Halifax Area School District GO
      Series 2004 MB (Aaa, AAA)
      2.00%                                   03/01/05       465       465,448
   Horizon Hospital System Authority
      Health & Housing Facility RB (St.
      Paul Homes Project) Series 2002
      DN (M&T Bank Corp. LOC)
      (VMIG-1)
      2.07%(b)                                01/07/05     7,455     7,455,000
   Indiana County IDRB (Conemaugh
      Project) Series 1997A AMT DN
      (Bank One N.A. LOC)
      (A-1+, VMIG-1)
      2.00%(b)                                01/07/05     4,500     4,500,000
   Lackawanna County IDRB (Herff
      Jones, Inc. Project) Series 2001
      AMT DN (National City Bank N.A. LOC)
      2.12%(b)                                01/07/05     2,800     2,800,000
   Lancaster County Hospital Authority
      RB (Health Center Luthercare
      Project) Series 1999 DN (M&T
      Bank Corp. LOC) (A-1)
      2.07%(b)                                01/07/05     5,185     5,185,000
   Lancaster County Hospital Authority
      RB (Lancaster General Hospital
      Project) Series 2002 DN (Fulton
      Bank LOC) (VMIG-1, F-1)
      2.14%(b)                                01/07/05     4,000     4,000,000
   Lancaster County Hospital Authority
      RB (Landis Homes Retirement
      Community Project) Series 2002
      DN (M&T Bank Corp. LOC) (A-1)
      2.07%(b)                                01/07/05     4,615     4,615,000
   Lancaster County Hospital Authority
      RB (Willow Valley Retirement
      Project) Series 2002A DN (Radian
      Insurance, Fleet National Bank
      SBPA) (A-1+, F-1+)
      2.09%(b)                                01/07/05    12,800    12,800,000
   Lancaster County IDRB (Clean
      Creek Partners Project) Series 2000
      AMT DN (M&T Bank Corp. LOC) (A-1)
      2.14%(b)                                01/07/05     5,340     5,340,000
   Lancaster County IDRB (D&P Skibo
      LLC Project) Series 2001 AMT DN
      (Wachovia Bank N.A. LOC)
      2.14%(b)                                01/07/05     1,705     1,705,000
   Lancaster County IDRB (Garden
      Spot Village Project) Series 2004
      DN (Fulton Bank LOC) (VMIG-1)
      2.02%(b)                                01/07/05     6,635     6,635,000
   Lancaster County IDRB (John F.
      Martin & Sons Project) Series
      2001 AMT DN (Fulton Bank LOC)
      (A-2, F-1)
      2.24%(b)                                01/07/05       700       700,000
   Lancaster County IDRB (Oakfront
      LP Project) Series 2001 AMT DN
      (M&T Bank Corp. LOC) (A-1, P-1)
      2.14%(b)                                01/07/05     2,320     2,320,000
   Lancaster County IDRB Series 1998
      AMT DN (Bank One N.A. LOC)
      2.13%(b)                                01/07/05   $ 1,800   $ 1,800,000
   Lancaster School District GO Series
      2003 MB (FGIC Insurance)
      (AAA, Aaa)
      2.00%                                   02/15/05       500       500,578
   Lawrence County IDRB (L&N
      Metallurgical Products Project)
      Series 1996 AMT DN (Banque
      Nationale de Paribas LOC)
      2.27%(b)                                01/07/05     4,150     4,150,000
   Lawrence County IDRB (Villa Maria
      Project) Series 2003 DN (Allied
      Irish Bank PLC LOC) (VMIG-1)
      2.02%(b)                                01/07/05     2,655     2,655,000
   Lebanon County Health Facility RB
      Series 2000 DN (Northern Trust
      LOC) (A-1+)
      2.04%(b)                                01/07/05     3,000     3,000,000
   Lebanon County Health Facility RB
      Series 2002 DN (Radian
      Insurance, Fleet National Bank
      SPBA) (A-1+)
      2.09%(b)                                01/07/05     5,300     5,300,000
   Mercer County Industrial Authority
      Economic Development RB (Solar
      Atmospheres Western
      Pennsylvania Project) Series 2001
      DN (Fulton Bank LOC) (A-1)
      2.02%(b)                                01/07/05     2,460     2,460,000
   Montgomery County Higher
      Education & Health Authority RB
      (Pennsylvania Higher Education &
      Health Loan Project) Series
      1996A DN (M&T Bank Corp. LOC) (A-1)
      2.07%(b)                                01/07/05     2,895     2,895,000
   Montgomery County IDRB (Apple
      Fresh Foods Ltd. Project) Series
      1996 AMT DN (Wachovia Bank
      N.A. LOC) (VMIG-1)
      2.15%(b)                                01/07/05       695       695,000
   Montgomery County IDRB (Laneko
      Engineering Co. Project) Series
      1999A AMT DN (Wachovia Bank
      N.A. LOC)
      2.09%(b)                                01/07/05     1,330     1,330,000
   North Pocono School District GO
      Series 2003-8 MB (ABN-AMRO
      Bank N.V. SBPA, FGIC Insurance)
      (F-1+)
      1.61%                                   01/26/05     9,995     9,995,000
   Northampton County IDRB
      (Bethlehem Contracting Project)
      Series 2001A AMT DN (M&T Bank
      Corp. LOC) (A-2, P-1)
      2.14%(b)                                01/07/05     3,780     3,780,000
   Northampton County IDRB (Trent
      Family Partnership Project) Series
      2002 AMT DN (Wachovia Bank
      N.A. LOC)
      2.14%(b)                                01/07/05     2,065     2,065,000
   Northampton Township GO Series
     2001 MB (FGIC Insurance)
     (Aaa, AAA)
     3.75%                                    05/15/05       175       176,518

                                                                              23

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                              MATURITY    (000)       VALUE
                                              --------   -------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
   Pennsylvania Economic
      Development Financing Authority
      RB (Homewood Retirement
      Project) Series 1992E DN (M&T
      Bank Corp. LOC) (VMIG-1)
      1.98%(b)                                01/07/05   $ 4,825   $ 4,825,000
   Pennsylvania Economic
      Development Financing Authority
      RB (Material Technology Project)
      Series 2000D AMT DN (Wachovia
      Bank N.A. LOC)
      2.09%(b)                                01/07/05       800       800,000
   Pennsylvania Economic
      Development Financing Authority
      RB (Merrill Lynch P-Float Trust
      Receipts) Series 2004 PA-1282
      DN (Merrill Lynch & Co. LOC)
      (A-1)
      2.06%(b)                                01/07/05     5,000     5,000,000
   Pennsylvania Economic
      Development Financing Authority
      RB (Sunoco, Inc. Project) Series
      2004A DN (Sunoco, Inc.
      Guaranty) (A-2, P-2)
      2.16%(b)                                01/07/05     4,700     4,700,000
   Pennsylvania Economic
      Development Financing Authority
      RB (Wengers Feed Mill, Inc.
      Project) Series 1999B-1 AMT DN
      (Wachovia Bank N.A. LOC)
      2.09%(b)                                01/07/05     1,200     1,200,000
   Pennsylvania Economic
      Development Financing Authority
      RB Series 1999D AMT DN
      (Wachovia Bank N.A. LOC)
      2.14%(b)                                01/07/05     1,100     1,100,000
   Pennsylvania Energy Development
      Authority RB (B&W Ebensburg Project)
      Series 1988 DN (Swiss Bank LOC)
      (A-1+, VMIG-1)
      2.01%(b)                                01/07/05     1,000     1,000,000
   Pennsylvania Higher Educational
      Assistance Agency Student Loan
      RB Series 1988A AMT DN
      (Student Loan Marketing
      Association Guaranty,
      Westdeutsche Landesbank
      Gironzentrale SBPA) (A-1+, VMIG-1)
      1.93%(b)                                01/07/05       900       900,000
   Pennsylvania Higher Educational
      Assistance Agency Student Loan RB
      Series 1988C AMT DN (Sallie Mae LOC)
      (A-1+, VMIG-1)
      1.93%(b)                                01/07/05     9,050     9,050,000
   Pennsylvania Higher Educational
      Assistance Agency Student Loan
      RB Series 1995A DN (Student
      Loan Marketing Association LOC)
      (A-1+, VMIG-1)
      1.93%(b)                                01/07/05     3,000     3,000,000
   Pennsylvania Higher Educational
      Assistance Agency Student Loan
      RB Series 2001A AMT DN
      (AMBAC Insurance) (A-1+, VMIG-1)
      2.05%(b)                                01/07/05     1,000     1,000,000
   Pennsylvania Higher Educational
      Assistance Agency Student Loan
      RB Series 2001B AMT DN (State
      Street Banking & Trust SBPA,
      Baverische Landesbank
      Girozentrale SBPA, Lloyds Bank
      SBPA, Westdeutsche Landesbank
      Girozentrale SBPA, FSA
      Insurance) (VMIG-1)
      2.05%(b)                                01/07/05   $ 9,600   $ 9,600,000
   Pennsylvania Higher Educational
      Assistance Agency Student Loan
      RB Series 2002A AMT DN (FSA
      Insurance) (A-1+, VMIG-1)
      2.05%(b)                                01/07/05     9,100     9,100,000
   Pennsylvania Higher Educational
      Facilities Authority RB
      (Association of Independent
      Colleges & Universities Project)
      Series 2004M-3 MB (M&T Bank
      Corp. LOC) (A-1)
      2.00%                                   11/01/05     4,000     4,000,000
   Pennsylvania Higher Educational
      Facilities Authority RB (Lycoming
      College Project) Series 2003 MB
      (Allied Irish Bank PLC Liquidity
      Facility) (MIG-1)
      2.00%                                   11/01/05     5,500     5,500,000
   Pennsylvania Higher Educational
      Facilities Authority RB (Merrill
      Lynch P-Float Trust Receipts)
      Series 2003 PT-802 DN (Merrill
      Lynch & Co. Guaranty) (A-1, A+)
      2.09%(b)                                01/07/05       920       920,000
   Pennsylvania Higher Educational
      Facilities Authority RB (Merrill
      Lynch P-Float Trust Receipts)
      Series 2004 MT-042 DN (Merrill
      Lynch Capital Services LOC) (F-1+)
      2.05%(b)                                01/07/05    14,545    14,545,000
   Pennsylvania Higher Educational
      Facilities Authority RB (Mount
      Aloysuis College Project) Series
      2003 DN (Allied Irish Bank PLC LOC)
      (A-1)
      2.03%(b)                                01/07/05     2,500     2,500,000
   Pennsylvania Higher Educational
      Facilities Authority RB (Mount
      Aloysuis College Project) Series
      2003 MB (M&T Bank Corp. LOC) (MIG-1)
      2.00%                                   11/01/05     1,300     1,300,000
   Pennsylvania Higher Educational
      Facilities Authority RB Series 1998
      DN (Banque Nationale de Paribas
      LOC) (VMIG-1)
      2.06%(b)                                01/07/05     2,900     2,900,000
   Pennsylvania Housing Finance
      Agency Single Family Mortgage
      RB (Landesbank Hessen P-Float
      Trust Receipts) Series 2004-83B
      AMT DN (Landesbank Hessen SBPA)
      (A-1+, VMIG-1)
      1.95%(b)                                01/07/05    11,800    11,800,000

24

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)       VALUE
                                            --------   -------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
   Pennsylvania Housing Finance
      Agency Single Family Mortgage
      RB (Landesbank Hessen P-Float
      Trust Receipts) Series 2004-85B
      AMT DN (Landesbank Hessen
      SBPA) (A-1+, VMIG-1)
      1.95%(b)                              01/07/05   $ 3,500   $ 3,500,000
   Pennsylvania Housing Finance
      Agency Single Family Mortgage
      RB (Landesbank Hessen P-Float
      Trust Receipts) Series 2004-85C
      AMT DN (Landesbank Hessen
      SBPA) (A-1+, VMIG-1)
      1.95%(b)                              01/07/05     3,700     3,700,000
   Pennsylvania Housing Finance
      Agency Single Family Mortgage
      RB (Merrill Lynch P-Float Trust
      Receipts) Series 2003 PT-2190
      DN (FSA Insurance, Merrill Lynch
      Capital Services SBPA) (VMIG-1)
      2.06%(b)                              01/07/05     4,830     4,830,000
   Pennsylvania Intergovernmental
      Cooperation Authority RB Series
      1994 MB (FGIC Insurance)
      (AAA, Aaa)
      6.75%                                 06/15/05       300       307,199
   Pennsylvania State GO First Series
      1998 MB (AA, Aa2)
      5.00%                                 03/01/05     1,000     1,005,874
   Pennsylvania State GO Second
      Series 2003 DN (Wachovia Bank
      N.A. LOC) (VMIG-1)
      2.06%(b)                              01/07/05     2,985     2,985,000
   Pennsylvania State GO Series 1999
      MB (MBIA Insurance) (AAA, Aaa)
      5.00%                                 06/01/05       100       101,415
   Pennsylvania State Turnpike
      Commission RB (ABN-AMRO
      Munitops Trust Certificates) Series
      2004-9 MB (AAA, Aaa)
      2.04%                                 01/05/05    13,435    13,435,000
   Philadelphia IDA Airport RB Series
      1998P-1 AMT DN (FGIC
      Insurance, Bank of America N.A.
      SBPA)
      2.14%(b)                              01/07/05     5,000     5,000,000
   Philadelphia IDA Health Care Facility
      RB (Greater Philadelphia Health
      System Project) Series 2003 DN
      (Commerce Bank N.A. Liquidity
      Facility) (VMIG-1)
      2.02%(b)                              01/07/05        80        80,000
   Philadelphia IDRB (30th Street
      Station Project) Series 1987 AMT
      DN (MBIA Insurance, Bank of
      New York SBPA) (A-1+, VMIG-1)
      2.00%(b)                              01/30/05    14,900    14,900,000
   Philadelphia IDRB (Gift of Life Donor
      Program Project) Series 2003 DN
      (Commerce Bank N.A. LOC)
      (A-1, VMIG-1)
      2.02%(b)                              01/07/05     1,900     1,900,000
   Philadelphia IDRB (Marketplace
      Redwood Project) Series 2001A
      AMT DN (AMBAC Insurance,
      Landesbank Hessen-Thuringen
      Girozentrale SBPA)
      (A-1+, VMIG-1)
      1.96%(b)                              01/07/05   $ 1,200   $ 1,200,000
   Philadelphia IDRB (Universal
      Community Homes Project) Series
      2003 DN (Wachovia Bank N.A.
      LOC)
      2.09%(b)                              01/07/05     2,745     2,745,000
   Philadelphia Water & Wastewater
      RB Series 1995 MB (MBIA
      Insurance) (AAA, Aaa)
      6.75%                                 08/01/05       375       386,078
   Scranton Lackawanna Health &
      Welfare Authority RB (Wachovia
      Merlots Trust Receipts) Series
      2002A-18 DN (Wachovia Bank
      N.A. LOC) (VMIG-1)
      2.06%(b)                              01/07/05     2,875     2,875,000
   Southcentral General Authority RB
      (Homewood Hanover Project)
      Series 2003 DN (M&T Bank Corp.
      LOC) (A-1)
      2.07%(b)                              01/07/05    18,500    18,500,000
   Southcentral General Authority RB
      (York Cerebral Palsy Home
      Project) Series 2000 DN (Fulton
      Bank LOC) (A-1, F-1)
      2.14%(b)                              01/07/05     3,700     3,700,000
   Southcentral General Authority RB
      Series 2003 DN (AMBAC
      Insurance) (A-1)
      2.04%(b)                              01/07/05     8,000     8,000,000
   Southeastern Pennsylvania
      Transportation Authority Municipal
      Securities Trust Certificates RB
      (Bear Stearns Municipal Trust
      Certificates) Series 2001-9016A
      DN (FGIC Insurance) (A-1)
      2.00%(b)(c)                           01/07/05       575       575,000
   Southeastern Pennsylvania
      Transportation Authority Municipal
      Securities Trust Certificates RB
      (Bear Stearns Municipal Trust
      Certificates) Series 2001-9022 DN
      (FGIC Insurance) (A-1)
      2.00%(b)(c)                           01/07/05       100       100,000
   State Public School Building
      Authority RB (Harrisburg Area
      Community College Project)
      Series 2004 MB (AMBAC
      Insurance) (AAA, Aaa)
      2.25%                                 04/01/05     1,970     1,973,882
   State Public School Building
      Authority RB (Philadelphia School
      District Project) Series 2003-24
      DN (FSA Insurance, ABN-AMRO
      Bank N.V. SBPA) (VMIG-1)
      2.04%(b)                              01/07/05     2,145     2,145,000

                                                                              25

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)        VALUE
                                           --------   -------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
   Union County Hospital Authority RB
      (Evangelical Community Hospital
      Project) Series 2004 MB (Radian
      Insurance) (Aa3, AA)
      2.00%                                08/01/05   $   330   $    330,380
   Union County IDRB (Playworld
      Systems, Inc. Project) Series 1999
      AMT DN (Wachovia Bank N.A.
      LOC)
      2.14%(b)                             01/07/05     1,000      1,000,000
   Union County IDRB (Stabler Cos.,
      Inc. Project) Series 2001 AMT DN
      (M&T Bank Corp. LOC) (A-1)
      2.14%(b)                             01/07/05     7,625      7,625,000
   University of Pittsburgh of the
      Commwealth System of Higher
      Education GO Series 2004 RAN
      (SP-1+, MIG-1)
      3.00%                                10/14/05    10,000     10,110,262
   Upper Merion Municipal Utility
      Authority RB Series 2003 DN
      (Commerce Bank N.A. LOC)
      (VMIG-1)
      2.02%(b)                             01/07/05     2,615      2,615,000
   Upper St. Clair Township GO Series
      2002 MB (FSA Insurance,
      ABN-AMRO Bank N.V. SBPA)
      (AAA, MIG-1)
      1.92%                                03/23/05     9,650      9,650,000
   Venango County GO (Scrubgrass
      Project) Series 2004 TECP
      (A-1+, P-1)
      1.83%                                01/19/05     1,500      1,500,000
      1.72%                                02/09/05    35,950     35,950,000
      1.90%                                02/09/05     5,000      5,000,000
   Westmoreland County IDRB
      (Industrial Development
      McCutcheon Enterprise Project)
      Series 1999 AMT DN (National
      City Bank N.A. LOC)
      2.12%(b)                             01/07/05     2,005      2,005,000
   York County Hospital Authority RB
      (Homewood Retirement Centers
      of The United Church of Christ,
      Inc. Project) Series 1990 DN
      (M&T Bank Corp. LOC) (VMIG-1)
      1.98%(b)                             01/07/05     5,400      5,400,000
   York County IDRB (Allied-Signal,
      Inc. Project) Series 1993 DN
      (FGIC Insurance) (A-1)
      2.15%(b)                             01/07/05     1,000      1,000,000
   York County IDRB (Interstate
      Holdings Co. Project) Series 2003
      AMT DN (Wachovia Bank N.A.
      Liquidity Facility)
      2.14%(b)                             01/07/05     1,335      1,335,000
   York County IDRB (York Sheet
      Metal, Inc. Project) Series 1998
      DN (Wachovia Bank N.A. LOC)
      2.14%(b)                             01/07/05     2,620      2,620,000
   York County IDRB Series 2000 AMT
      DN (M&T Bank Corp. LOC) (A-2)
      2.14%(b)                             01/07/05     2,820      2,820,000
   York General Authority RB (Strand
      Capitol Performing Arts Center
      Project) Series 2002 DN (M&T
      Bank Corp. LOC) (A-1)
      2.07%(b)                             01/07/05   $ 3,900   $  3,900,000

                                                                ============
                                                                 436,207,867
                                                                ------------
Puerto Rico - 1.9%
   Commonwealth of Puerto Rico
      Electric Power Authority RB
      (Goldman Sachs Trust Receipts)
      Series 2002-1 DN (MBIA
      Insurance, Bank of New York
      SBPA) (A-1+)
      2.01%(b)                             01/07/05     1,995      1,995,000
   Commonwealth of Puerto Rico
      Infrastructure Financing Authority
      Special Obligation Bonds
      (ABN-AMRO Munitops Trust
      Certificates) Series 2000A-17 MB
      (ABN-AMRO Bank N.V. SBPA)
      (MIG-1, F-1+)
      1.60%                                01/26/05     3,500      3,500,000
   Commonwealth of Puerto Rico RB
      Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%                                07/29/05     2,810      2,831,508

                                                                ============
                                                                   8,326,508
                                                                ------------

TOTAL INVESTMENTS IN
SECURITIES - 99.9%
   (Cost $444,534,375(a))    444,534,375
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.1%            499,774
                            ------------
NET ASSETS - 100.0%         $445,034,149
                            ============

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of December 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of December
     31, 2004, the fund held 0.2% of its net assets, with a current market value of $675,000, in securities restricted as to resale.

26

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                  MATURITY    (000)      VALUE
                                                  --------   ------   ----------
MUNICIPAL BONDS - 99.7%
Virginia - 92.0%
   Alexandria IDRB (Association for
      Supervision & Curriculum
      Development Project) Series 1997
      DN (Wachovia Bank N.A. LOC) (A-1)
      1.99%(b)                                    01/07/05   $  300   $  300,000
   Alexandria IDRB (Young Men's
      Christian Association of Billings
      Project) Series 1998 DN (M&T
      Bank Corp. LOC) (A-1)
      2.01%(b)                                    01/07/05    1,778    1,778,000
   Chesterfield County IDRB (Merrill
      Lynch P-Float Trust Receipts)
      Series 2004 PT-2133 DN (Merrill
      Lynch & Co. Guaranty, Merrill
      Lynch Capital Services SBPA)
      (F-1+, AA-)
      2.08%(b)                                    01/07/05      350      350,000
   Commonwealth of Virginia
      Transportation Board RB (Citibank
      Trust Receipts) Series 2002-1013
      DN (Citibank Liquidity Facility)
      (A-1+)
      2.04%(b)                                    01/07/05      395      395,000
   Fairfax County Economic
      Development Authority RB
      (Citibank Trust Receipts) Series
      2003 ROCS-II-R-4024 DN
      (Citibank Liquidity Facility)
      (VMIG-1)
      2.04%(b)                                    01/07/05      400      400,000
   Fairfax County Economic
      Development Authority RB
      (National Industries for Severe
      Handicap Project) Series 2002
      501-C-3 DN (SunTrust Bank LOC)
      (VMIG-1)
      2.00%(b)                                    01/07/05      450      450,000
   Fairfax County IDRB (Fairfax
      Hospital System Project) Series
      1988B DN (Inova Health System
      Liquidity Facility) (A-1+, VMIG-1)
      1.97%(b)                                    01/07/05      400      400,000
   Fairfax County IDRB (Fairfax
      Hospital System Project) Series
      1988C DN (Inova Health System
      Liquidity Facility) (A-1+, VMIG-1)
      2.00%(b)                                    01/07/05      300      300,000
   Fairfax County IDRB (Inova Health
      Systems Project) Series 2000 DN
      (A-1+, VMIG-1)
      1.97%(b)                                    01/07/05      300      300,000
   Fairfax County Redevelopment &
      Housing Authority Lease RB
      (James Lee Community Center
      Project) Series 2004 MB (AA+)
      2.25%                                       06/01/05      725      727,595
   Hampton Roads Regional Jail
      Authority Facilities RB (Citibank
      Trust Receipts) Series 2004
      ROCS-RR-II-R-2156 DN (MBIA
      Insurance) (VMIG-1)
      2.04%(b)                                    01/07/05      670      670,000
   Harrisonburg Redevelopment &
      Housing Authority Lease Purchase
      RB Series 2001A DN (Societe
      Generale LOC) (A-1+)
      2.07%(b)                                    01/07/05   $1,360   $1,360,000
   Henrico County Economic
      Development Authority Residential
      Care Facility RB (Westminster
      Centerbury Project) Series 2003B
      DN (KBC Bank LOC) (VMIG-1)
      1.99%(b)                                    01/07/05      100      100,000
   Loudoun County IDRB (Hill School
      Project) Series 2002 DN
      (SunTrust Bank LOC) (AA-, A-1+)
      2.00%(b)                                    01/07/05    1,100    1,100,000
   Loudoun County IDRB (Howard
      Hughes Medical Institute Project)
      Series 2003C DN (A-1+, VMIG-1)
      2.25%(b)                                    01/07/05      100      100,000
   Loudoun County IDRB (Howard
      Hughes Medical Institute Project)
      Series 2003F DN (A-1+, VMIG-1)
      1.96%(b)                                    01/07/05      400      400,000
   Lynchburg Public Improvement GO
      Series 2003B MB (AA, Aa3)
      2.00%                                       02/01/05      600      600,492
   Prince William County GO (Vepco
      Project) Series 2004 TECP
      (A-2, MIG-1)
      1.83%                                       03/10/05      700      700,000
   Richmond IDRB (Diocese of Virginia
      Church School Project) Series
      2001 DN (SunTrust Bank LOC)
      (VMIG-1)
      2.16%(b)                                    01/03/05      200      200,000
   Riverside Regional Jail Authority
      Facilities RB Series 1995 MB
      (Aaa, AAA)
      5.88%                                       07/01/05      205      213,519
   University of Virginia RB Series
      2003B-31 DN (Wachovia Bank
      N.A. SBPA) (VMIG-1)
      2.06%(b)                                    01/07/05      900      900,000
   Virginia Beach Development
      Authority IDRB (Ocean Ranch
      Motel Corp. Project) Series 1998
      DN (Branch Banking & Trust Co.
      LOC) (Aa3)
      2.02%(b)                                    01/07/05      800      800,000
   Virginia Beach Development
      Authority Multi-Family Housing RB
      Series 1999-1146 DN (Merrill
      Lynch Capital Services SBPA)
      2.04%(b)                                    01/07/05      250      250,000
   Virginia College Building Authority
      Facilities RB (21st Century
      College Project) Series 2001 MB
      (AA+, Aa1)
      5.00%                                       02/01/05      800      802,078
   Virginia GO Series 2002 MB
      (AAA, Aaa)
      4.00%                                       06/01/05      700      707,116

                                                                              27

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                              PAR
                                                  MATURITY   (000)      VALUE
                                                  --------   -----   -----------
MUNICIPAL BONDS (Continued)
Virginia (Continued)
   Virginia Public Building Authority RB
      Series 2004 ROCS-RR-II-6027
      DN (Citibank Liquidity Facility)
      (A-1+, AA+)
      2.04%(b)                                    01/07/05    $200   $   200,000
   Virginia Resource Authority Clean
      Water State Revolving Fund RB
      (Merrill Lynch P-Float Trust
      Receipts) Series 2000 PA-790 DN
      (Merrill Lynch & Co. Guaranty,
      Merrill Lynch Captial Services
      SBPA) (A-1)
      2.01%(b)                                    01/07/05     600       600,000
   Virginia State Public Building
      Authority RB Series 1995 MB
      (Aa1, AA+)
      5.10%                                       08/01/05     350       356,068

                                                                     ===========
                                                                      15,459,868
                                                                     -----------
Puerto Rico - 7.7%
   Commonwealth of Puerto Rico GO
      (Tender Option Certificates) Series
      2001 DN (FSA Insurance, Bank of
      New York Liquidity Facility) (A-1+)
      2.00%(b)                                    01/07/05     100       100,000
   Commonwealth of Puerto Rico
      Highway & Transportation
      Authority RB Series 1998A DN
      (AMBAC Insurance, Bank of Nova
      Scotia SBPA) (A-1+, VMIG-1)
      1.95%(b)                                    01/07/05     300       300,000
   Commonwealth of Puerto Rico
      Infrastructure Financing Authority
      Special Obligation Bonds
      (ABN-AMRO Munitops Trust
      Certificates) Series 2000A-17 MB
      (ABN-AMRO Bank N.V. SBPA)
      (MIG-1, F-1+)
      1.60%                                       01/26/05     500       500,000
   Commonwealth of Puerto Rico RB
      Series 2004 TRAN
      (SP-1+, MIG-1)
      3.00%                                       07/29/05     100       100,765
   Puerto Rico Municipal Finance
      Agency GO Series 1999B MB
      (FSA Insurance) (Aaa, AAA)
      5.00%                                       08/01/05     100       102,027
   Puerto Rico Public Financing
      Corporation RB Series 2004-911
      DN (CIFG-TCRS Credit Support,
      Morgan Stanley Group Liquidity
      Facility) (AAA, F-1+)
      2.01%(b)                                    01/07/05     200       200,000

                                                                     ===========
                                                                       1,302,792
                                                                     -----------

TOTAL INVESTMENTS IN
SECURITIES - 99.7%
   (Cost $16,762,660(a))    16,762,660
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%           54,520
                           -----------
NET ASSETS - 100.0%        $16,817,180
                           ===========

----------
(a)  Aggregate cost for Federal income tax purposes.
(b)  Rates shown are the rates as of December 31, 2004 and maturities  shown are the next interest  readjustment  date or the date the principal owed can be recovered through demand.

28

                                 BLACKROCK FUNDS

                         Key to Investment Abbreviations

AMBAC   American Municipal Bond Assurance Corp.
AMT     Alternative Minimum Tax
BAN     Bond Anticipation Note
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance
GO      General Obligation
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
ISD     Independent School District
LOC     Letter of Credit
MB      Municipal Bond
MBIA    Municipal Bond Insurance Association
PCRB    Pollution Control Revenue Bond
RAN     Revenue Anticipation Note
RB      Revenue Bond
SBPA    Stand-by Bond Purchase Agreement
TECP    Tax-Exempt Commercial Paper
TRAN    Tax and Revenue Anticipation Note
XLCA    XL Capital Assurance

The ratings provided by Moody's Investors Service, Inc. and Standard & Poor's
Ratings Service of the investments in the various Portfolios are believed to be the most recent ratings available at December 31, 2004.

                                                                              29

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         BLACKROCK STRATEGIC PORTFOLIO I

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR(B)
                                               MATURITY     (000)       VALUE
                                               --------   --------   -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.3%
   U.S. Treasury Notes
      3.50%                                    12/15/09   $  6,000   $ 5,970,936
      4.25%(c)                                 11/15/14      3,145     3,153,230

                                                                     ===========
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $9,102,289)                                                   9,124,166
                                                                     -----------

FOREIGN BONDS - 65.0%
Austria - 5.0%
   Austria Government Bonds
      4.00%                                    07/15/09      2,400     3,398,101
                                                                     -----------
Finland - 5.1%
   Finland Government Bonds
      5.00%                                    04/25/09      2,400     3,528,460
                                                                     -----------
France - 3.8%
   France Obligations Assimilables de Tresor
      4.00%                                    10/25/13      1,880     2,634,249
                                                                     -----------
Germany - 3.2%
   Bundesobligation, Bonds
      3.50%                                    10/09/09      1,150     1,594,869
   Bundesrepublic
Deutschland, Bonds
      6.25%                                    01/04/24        325       564,414

                                                                     ===========
                                                                       2,159,283
                                                                     -----------
Mexico - 17.0%
   Mexican Fixed Rate Bonds
      8.00%                                    12/24/08     22,480     1,953,816
      9.00%                                    12/24/09    109,500     9,729,950

                                                                     ===========
                                                                      11,683,766
                                                                     -----------
Netherlands - 4.0%
   Government of Netherlands
      4.00%                                    07/15/05      2,000     2,743,727
                                                                     -----------
New Zealand - 13.2%
   New Zealand Government Bonds
      6.00%                                    04/15/15     12,500     9,042,820
                                                                     -----------
Spain - 4.1%
   Bonos y Obligation del Estado
      6.00%                                    01/31/08      1,870     2,784,259
                                                                     -----------
Sweden - 9.6%
   AB Spintab
      6.00%                                    04/20/09     20,000     3,317,910
   Statens Bostadsfinansier
      5.50%                                    12/17/08     20,000     3,252,776

                                                                     ===========
                                                                       6,570,686
                                                                     -----------
TOTAL FOREIGN BONDS
   (Cost $41,029,388)                                                 44,545,351
                                                                     -----------

                                                       PAR/SHARES
                                                          (000)        VALUE
                                                       ----------   -----------
SHORT TERM INVESTMENTS - 18.7%
   Federal Home Loan Bank, Discount
      Notes
      1.00%                                 01/03/05     $3,500     $ 3,500,000
   U.S. Treasury Bills
      1.89%                                 01/13/05      6,000       5,996,845
   Galileo Money Market Fund                              3,328       3,328,133

                                                                    ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $12,824,978)                                                12,824,978
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES -  97.0%
   (Cost $62,956,655(a))                                             66,494,495
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 3.0%                                                 2,051,993
                                                                    -----------
NET ASSETS - 100.0%                                                 $68,546,488
                                                                    ===========

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $ 5,603,608
     Gross unrealized depreciation                                   (2,065,768)
                                                                    -----------
                                                                    $ 3,537,840
                                                                    ===========

(b)  In local currency.
(c)  Securities, or a portion thereof, pledged as collateral with a value of
     $401,047 on 240 long U.S. Treasury Note futures contracts and 123 short
     Euro Bobl futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $45,240,795, with an unrealized gain of
     $33,590 (including commissions of $516).

                                                                               1

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                            ENHANCED INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                 MATURITY     (000)      VALUE
                                               -----------   ------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 44.2%
   Federal Home Loan Mortgage Corp.
      Notes
      5.25%                                       01/15/06   $1,725   $ 1,761,951
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      3.88%                                       11/10/08      100        99,884
   Federal National Mortgage
      Association, Unsecured Notes
      2.71%                                       01/30/07      550       543,786
   U.S. Treasury Bonds
      10.00%                                      05/15/10      485       497,883
      12.75%                                      11/15/10      255       276,486
      10.38%                                      11/15/12      325       387,486
   U.S. Treasury Notes
      1.62%                                    04/05-10/05    4,310     4,283,488
      1.12%                                       06/30/05    2,425     2,408,706
      1.50%                                       07/31/05    5,010     4,979,274
      2.00%                                       08/31/05    6,725     6,698,732
      1.88%                                    11/05-01/06    4,215     4,179,736
      2.50%                                       10/31/06       15        14,860
      3.00%                                       11/15/07      680       675,803
      3.50%                                       12/15/09    2,525     2,512,769

                                                                      ===========

TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $29,413,233)                                                  29,320,844
                                                                      -----------
MORTGAGE PASS-THROUGHS - 4.6%
   Federal Home Loan Mortgage Corp.
      ARM
      3.54%(b)                                    05/01/34      796       785,847
      3.58%(b)                                    07/01/34      805       802,618
      4.32%(b)                                    11/01/34      550       551,049
      4.27%(b)                                    10/01/37      257       258,330
   Government National Mortgage
      Association II ARM
      4.00%(b)                                    11/20/29      105       106,915
      3.50%(b)                                    08/20/31      179       182,492
      3.75%(b)                                    06/20/34      363       362,535

                                                                      ===========

TOTAL MORTGAGE PASS-THROUGHS
   (Cost $3,047,889)                                                    3,049,786
                                                                      -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 1.2%
   Federal Home Loan Mortgage Corp.,
      Series 2763, Class PA
      4.50%                                       09/15/10      150       151,566
   Federal Home Loan Mortgage Corp.,
      Series 2822, Class WZ
      5.00%                                       07/15/19       59        58,948
   Federal National Mortgage
      Association, Series 02-39, Class
      FB
      2.96%(b)                                    03/18/32       80        80,079
   Federal National Mortgage
      Association, Series 04-25, Class
      PA
      5.50%                                       10/25/30      138       143,312
   Federal National Mortgage
      Association, Series 04-36, Class
      BS
      5.50%                                       11/25/30      186       193,250
   Federal National Mortgage
      Association, Series 04-W10, Class
      A1
      5.75%                                       08/25/34   $  250   $   255,244

                                                                      ===========

TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $895,654)                                                        882,399
                                                                      -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.4%
   Banc of America Funding Corp.,
      Series 04-C, Class 4A2
      2.55%(b)                                    11/25/34      670       670,000
   Bear Stearns Alternative Loan Trust,
      Series 04-12, Class 1A1
      2.77%(b)                                    01/25/35      475       475,000
   Bear Stearns Alternative Loan Trust,
      Series 04-13, Class A1
      2.79%(b)                                    11/25/34      720       720,000
   Bear Stearns Mortgage Trust, Series
      04-7, Class 4A
      3.18%(b)                                    10/25/34      346       342,427
   Countrywide Home Loans, Series
      04-29, Class 1A1
      2.69%(b)                                    02/25/35      585       585,000
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 02-10,
      Class 2A1
      7.50%                                       05/25/32      128       131,170
   Credit Suisse First Boston Mortgage
      Trust, Series 04-4, Class 5A3
      2.79%(b)                                    03/25/35      550       549,635
   Federal Home Loan Mortgage Corp.
      Stated Final, Series SF5, Class GB
      1.77%                                       12/15/07      700       688,442
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                       08/15/36      164       182,772
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 03-C2, Class X2 (IO)
      2.82%(c)                                    05/10/40    7,175        65,892
   GSR Mortgage Loan Trust, Series
      04-9, Class 3A1
      3.69%(b)                                    08/01/34      186       186,233
   Merrill Lynch Mortgage Investors
      Trust, Series 04-E, Class A2A
      2.44%(b)                                    11/25/29      543       555,833
   Merrill Lynch Mortgage Trust, Series
      02-MW1, Class XP (IO)
      2.81%(c)                                    07/12/34    1,442        80,043
   MortgageIT Trust, Series 04-1, Class
      A1
      2.81%(b)                                    11/25/34      697       698,815
   Permanent Financing PLC, Series 6,
      Class 2A
      2.55%(b)                                    12/10/11      425       425,266
   Structured Asset Securities Corp.,
      Series 04-3AC, Class A2
      4.92%(b)                                    03/25/34      320       324,156

                                                                               1

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                PAR
                                                    MATURITY   (000)      VALUE
                                                    --------   -----   ----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
   Structured Mortgage Loan Trust,
      Series 04-13, Class A2
      2.72%(b)                                      09/25/34    $283   $  282,744
   Washington Mutual Mortgage Loan
      Trust, Series 03-AR8, Class A
      4.03%                                         08/25/33     306      305,390
   Wells Fargo Mortgage-Backed
      Securities Trust, Series 04-V, Class
      1A2
      3.83%(b)                                      10/25/34     950      946,357

                                                                       ==========

TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $8,207,896)                                                    8,215,175
                                                                       ----------
ASSET BACKED SECURITIES - 28.0%
   American Express Credit Account
      Master Trust, Series 00-3, Class A
      2.56%(b)                                      11/15/07     150      150,070
  American Express Credit Account
      Master Trust, Series 01-1, Class A
      2.54%(b)                                      09/15/08     625      625,983
   Capital Auto Receivables Asset Trust,
      Series 02-1, Class A4
      4.16%                                         07/16/07     183      183,293
   Capital Auto Receivables Asset Trust,
      Series 03-1, Class A3A
      2.75%                                         04/16/07     600      597,934
  Capital Auto Receivables Asset Trust,
      Series 04-2, Class A2
      3.35%                                         02/15/08     550      549,055
  Chase Credit Card Owner Trust,
      Series 00-3, Class A
      2.53%(b)                                      01/15/08     150      150,135
  Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                         06/15/10     400      396,660
  Chase Manhattan Auto Owner Trust,
      Series 02-B, Class A3
      3.58%                                         05/15/06       7        7,031
  Chase Manhattan Auto Owner Trust,
      Series 03-B, Class A3
      1.82%                                         07/16/07     435      431,602
  Chase Manhattan Auto Owner Trust,
      Series 03-C, Class A3
      2.26%                                         11/15/07     815      808,193
   Citibank Credit Card Issuance Trust,
      Series 00-A1, Class A1
      6.90%                                         10/15/05     550      566,437
   Citibank Credit Card Issuance Trust,
      Series 02-A2, Class A2
      2.32%(b)                                      02/15/07     580      579,846
   Citibank Credit Card Issuance Trust,
      Series 03-A2, Class A2
      2.70%                                         01/15/06     375      373,332
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                         01/20/09     325      319,439
   Citibank Credit Card Issuance Trust,
      Series 04-A4, Class A4
      3.20%                                         08/24/09     300      297,357
   Citibank Omni-S Master Trust, Series
      00-2, Class A
      6.75%                                         09/16/09     325      333,115
   Citibank Omni-S Master Trust, Series
      02-4, Class A
      2.53%(b)                                      09/12/09     550      550,413
   ComED Transitional Funding Trust,
      Series 98-1, Class A5
      5.44%                                         03/25/07    $100   $  100,506
   Connecticut RRB Special Purpose
      Trust, Series 01-1, Class A2
      5.36%                                         03/30/07     126      127,367
   DaimlerChrysler Auto Trust, Series
      02-A, Class A3
      3.85%                                         04/06/06      18       17,892
   DaimlerChrysler Auto Trust, Series
      04-A, Class A2
      1.41%                                         11/08/06     504      501,262
   Discover Card Master Trust I, Series
      99-6, Class A
      6.85%                                         07/17/07     675      675,844
   Discover Card Master Trust I, Series
      01-2, Class A
      2.56%(b)                                      07/15/08     525      525,769
   Discover Card Master Trust I, Series
      02-1, Class A
      2.47%(b)                                      07/15/07     150      150,005
   Discover Card Master Trust I, Series
      02-4, Class A
      2.46%(b)                                      04/15/08     430      430,206
   Ford Credit Auto Owner Trust, Series
      01-E, Class A4
      4.01%(d)                                      03/15/06     630      631,414
   Ford Credit Auto Owner Trust, Series
      02-D, Class A3A
      2.68%                                         02/15/06     243      243,451
   GSAA Home Equity Trust, Series
      00-8, Class A3A
      2.79%(b)                                      09/25/34     579      579,028
   Honda Auto Receivables Owner
      Trust, Series 02-3, Class A4
      3.61%                                         12/18/07     575      576,829
   Honda Auto Receivables Owner
      Trust, Series 03-2, Class A3
      1.69%                                         02/21/07     525      521,502
   Honda Auto Receivables Owner
      Trust, Series 03-3, Class A3
      2.14%                                         04/23/07     625      620,724
   Honda Auto Receivables Owner
      Trust, Series 04-2, Class A3
      3.30%                                         06/16/08     150      149,930
   Honda Auto Receivables Owner
      Trust, Series 04-3, Class A3
      2.91%                                         10/20/08     450      446,144
   MBNA Credit Card Master Note
      Trust, Series 02-A6, Class A6
      3.90%                                         11/15/07     400      402,052
   MBNA Master Credit Card Trust,
      Series 95-C, Class A
      6.45%                                         02/15/08     130      132,135
   Nissan Auto Receivables Owner
      Trust, Series 02-A, Class A4
      4.28%                                         10/16/06     268      269,523
   Nissan Auto Receivables Owner
      Trust, Series 02-C, Class A3
      2.60%                                         08/15/06     134      134,437
   Nissan Auto Receivables Owner
      Trust, Series 03-C, Class A4
      2.70%                                         12/17/07     550      545,569

2

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      ENHANCED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                       PAR
                                           MATURITY   (000)      VALUE
                                           --------   -----   -----------
ASSET BACKED SECURITIES (Continued)
   Nissan Auto Receivables Owner
      Trust, Series 04-A, Class A2
      1.40%                                07/17/06    $409   $   407,401
   Nissan Auto Receivables Owner
      Trust, Series 04-C, Class A3
      2.85%                                10/15/07     550       546,304
   Option One Mortgage Loan Trust,
      Series 01-4, Class A
      2.72%(b)                             01/25/32      42        42,339
   Standard Credit Card Master Trust,
      Series 95-1, Class A
      8.25%                                01/07/07     400       400,240
   Standard Credit Card Master Trust,
      Series 95-9, Class A
      6.55%                                10/07/07     600       615,902
   Structured Asset Receivables Trust,
      Series 04-1
      2.58%(e)                             04/21/11     493       493,131
   USAA Auto Owner Trust, Series 04-1,
      Class A3
      2.06%                                04/15/08     600       592,071
   USAA Auto Owner Trust, Series 04-2,
      Class A3
      3.03%                                06/16/08     250       248,275
   Vanderbilt Mortgage and Finance,
      Inc., Series 99-D, Class IA3
      7.06%(b)                             10/07/17      81        83,081
   WFS Financial Owner Trust, Series
      02-4, Class A4A
      3.11%                                08/20/10     425       422,662

                                                              ===========

TOTAL ASSET BACKED SECURITIES
   (Cost $18,601,853)                                          18,552,890
                                                              -----------
CORPORATE BONDS - 2.7%
Banks - 0.8%
   Banc One Corp., Senior Unsecured
      Notes
      2.62%                                06/30/08      20        19,202
   Bank of America Corp., Senior
      Unsecured Notes
      3.88%                                01/15/08     100       100,780
      3.25%                                08/15/08      20        19,659
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.25%                                05/30/07     150       155,939
   U.S. Central Credit Union, Unsecured
      Notes
      2.75%                                05/30/08      30        29,060
   Wells Fargo & Co., Senior Unsecured
      Notes
      5.12%                                02/15/07     180       186,204

                                                              ===========
                                                                  510,844
                                                              -----------

Beverages & Bottling - 0.2%
   Cadbury Schweppes PLC,
      Unsecured Notes
      3.88%(e)                             10/01/08      40        39,848
                                                              -----------
Entertainment & Leisure - 0.0%
   Time Warner Cos., Inc., Debentures
      8.18%                                08/15/07      25        27,763
                                                              -----------
Finance - 1.0%
   ASIF Global Finance, Unsecured
      Notes
      3.90%(e)                             10/22/08      20        19,996
   Citigroup, Inc., Senior Unsecured
      Notes
      3.50%                                02/01/08    $200   $   199,278
   Diageo Capital PLC
      3.38%                                03/20/08      15        14,858
   General Electric Capital Corp.,
      Unsecured Notes
      3.45%                                07/16/07     150       149,626
   Golden West Financial Corp., Senior
      Unsecured Notes
      4.12%                                08/15/07      15        15,224
   Household Finance Corp., Unsecured
      Notes
      4.12%                                12/15/08     150       150,597
   Verizon Global Funding Corp., Senior
      Unsecured Notes
      6.12%                                06/15/07     125       132,369

                                                              ===========
                                                                  681,948
                                                              -----------

Food & Agriculture - 0.2%
   General Mills, Inc., Senior Unsecured
      Notes
      6.45%                                10/15/06     100       105,024
   Kellogg Co., Unsecured Notes
      2.88%                                06/01/08      50        48,564

                                                              ===========
                                                                  153,588
                                                              -----------

Oil & Gas - 0.2%
   Consolidated Natural Gas Co.,
      Senior Unsecured Notes
      5.38%                                11/01/06     130       134,294
                                                              -----------
Pharmaceuticals - 0.1%
   Merck & Co., Inc., Senior Unsecured
      Notes
      5.25%                                07/01/06      50        51,248
                                                              -----------
Telecommunications - 0.0%
   Vodafone Group PLC, Senior
      Unsecured Notes
      3.95%                                01/30/08      10        10,070
                                                              -----------
Yankee - 0.2%
   Province of British Columbia
      5.38%                                10/29/08      15        15,866
   Province of Quebec, Debentures
      7.00%                                01/30/07      15        16,056
   Republic of Italy, Unsecured Notes
      2.75%                                12/15/06     125       123,808

                                                              ===========
                                                                  155,730
                                                              -----------

TOTAL CORPORATE BONDS
   (Cost $1,768,421)                                            1,765,333
                                                              -----------
TAXABLE MUNICIPAL BONDS - 0.1%
   New York Sales Tax Asset
      Receivable Corp., Series B
      3.29%
   (Cost $80,000)                          10/15/07      80        79,410
                                                              -----------

                                                                               3

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      ENHANCED INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                 PAR/SHARES
                                      MATURITY      (000)        VALUE
                                      --------   ----------   ----------
SHORT TERM INVESTMENTS - 9.3%
   Federal Home Loan Bank, Discount
      Notes
      1.00%                           01/03/05     $4,000     $4,000,000
   Galileo Money Market Fund                        2,138      2,138,179

                                                              ==========

TOTAL SHORT TERM INVESTMENTS
   (Cost $6,137,901)                                           6,138,179
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES - 102.5%
   (Cost $68,152,847(a))                   $68,004,016
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (2.5)%                          (1,690,590)
                                           -----------
NET ASSETS - 100.0%                        $66,313,426
                                           ===========

----------
(a)  Cost for Federal income tax purposes is $68,157,643. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $  41,007
     Gross unrealized depreciation                                    (194,634)
                                                                     ---------
                                                                     $(153,627)
                                                                     =========

(b)  Rates shown are the rates as of December 31, 2004.
(c)  Rates shown are the effective yields as of December 31, 2004.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $136,765 on 80 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $11,063,938 with an unrealized loss of $36,599.
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 0.8% of its net assets, with a current market value of
     $552,975 in securities restricted as to resale.

4

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                  NUMBER
                                OF SHARES      VALUE
                                ---------   ----------
PREFERRED STOCKS - 0.4%
   Raytheon Co. Trust I 7.00%
   (Cost $7,762,494)             145,000    $7,571,900
                                            ----------

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                               -----------   --------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.0%
   Federal Home Loan Mortgage Corp.
      Notes
      5.25%                                       01/15/06   $ 47,875      48,900,530
   Federal Home Loan Mortgage Corp.
      Unsecured Notes
      1.88%                                       02/15/06     39,350      38,850,058
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      2.88%                                       09/15/05    119,334     119,373,022
      3.88%                                       11/10/08     31,000      30,964,040
   Federal National Mortgage
      Association, Unsecured Notes
      2.71%                                       01/30/07     44,825      44,318,522
   Small Business Administration
      Participation Certificates, Series
      97, Class A
      3.10%(b)(c)                                 08/15/22        797         756,719
   U.S. Treasury Bonds
      10.00%(d)                                   05/15/10     67,419      69,209,783
      12.75%                                      11/15/10     26,700      28,949,690
      10.38%(d)                                   11/15/12     57,090      68,066,466
   U.S. Treasury Notes
      1.62%(e)                                 01/05-02/06     92,000      91,690,702
      6.75%                                       05/15/05     28,700      29,143,960
      1.25%                                       05/31/05     29,125      28,986,190
      1.50%(e)                                 07/05-03/06     56,460      55,821,746
      2.00%                                       08/31/05     81,450      81,131,856
      5.75%                                       11/15/05     37,425      38,384,017
      5.88%                                       11/15/05     15,050      15,450,360
      2.25%                                       04/30/06     76,735      76,099,557
      2.50%(e)                                 05/06-10/06    119,435     118,337,799
      2.75%                                       07/31/06     48,655      48,497,260
      2.88%(e)                                    11/30/06     97,550      97,245,156
      3.00%(e)                                    11/15/07     82,650      82,139,884
      3.50%(e)                                    12/15/09      8,375       8,334,433
                                                                        =============

TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $1,229,479,570)                                                1,220,651,750
                                                                        -------------

MORTGAGE PASS-THROUGHS - 7.6%
   Federal Home Loan Mortgage Corp.
      8.25%                                       06/01/09          6           6,213
   Federal Home Loan Mortgage Corp.
      ARM
      5.17%(b)                                    07/01/20        906         917,797
      4.15%(b)                                    09/01/23        705         713,413
      7.35%(b)                                    03/01/31        116         119,836
      3.54%(b)                                    05/01/34      5,964       5,886,705
      3.58%(b)                                    07/01/34      4,601       4,585,239
      4.32%(b)                                    11/01/34     19,739      19,776,362
   Federal National Mortgage
      Association
      6.50%                                       11/01/08        648         679,348
      5.50%                                    02/09-01/20        161         180,170
      6.00%                                    03/12-06/17      1,619       1,705,642
      4.00%                                       10/25/16      4,331       4,341,639
      3.94%                                       05/01/34     22,873      22,902,676
   Federal National Mortgage
      Association 1 Year CMT
      6.49%(b)                                    09/01/29   $    196   $     201,102
      4.07%(b)                                    12/01/30      1,006       1,039,962
      6.56%(b)                                    02/01/31        276         285,469
      6.67%(b)                                    12/01/31      1,271       1,323,956
      5.58%(b)                                    08/01/32      2,426       2,509,419
      5.55%(b)                                    01/01/33      5,894       5,948,710
   Federal National Mortgage
      Association 15 Year Balloon
      5.50%                                       03/01/16          7           7,237
   Federal National Mortgage
      Association ARM
      4.80%(b)                                    05/01/27        165         169,142
      6.19%(b)                                    04/01/40      3,614       3,731,110
   Federal National Mortgage
      Association MULTI
      3.40%(b)                                    12/01/09      8,851       8,935,755
   Government National Mortgage
      Association
      7.25%                                       04/15/06          6           5,959
      6.00%                                    12/08-02/11      1,139       1,198,363
      6.50%                                       06/15/09        937         991,874
      5.00%                                       09/20/21        875         878,894
   Government National Mortgage
      Association II ARM
      3.75%(b)                                 05/34-06/34     39,249      38,979,990
   MLCC Mortgage Investors, Inc.,
      Series 97-B, Class A
      2.68%(b)                                    03/16/26      1,528       1,526,786
   MLCC Mortgage Investors, Inc.,
      Series 99-A, Class A
      2.78%(b)                                    03/15/25      1,037       1,037,764

                                                                        =============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $129,632,149)
                                                                          130,586,532
                                                                        -------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 3.3%
   Federal Home Loan Mortgage Corp.
      Strip Notes, Series 19, Class F
      2.58%(b)                                    06/01/28      1,174       1,168,438
   Federal Home Loan Mortgage Corp.,
      Series 1165, Class LD
      7.00%                                       11/15/21      2,856       2,861,441
   Federal Home Loan Mortgage Corp.,
      Series 2642, Class JA
      5.00%                                       11/15/16      9,145       9,260,982
   Federal Home Loan Mortgage Corp.,
      Series 2663, Class LA
      5.00%                                       09/15/23      3,513       3,559,238
   Federal Home Loan Mortgage Corp.,
      Series 2744, Class PB
      5.50%                                       03/15/26     13,866      14,205,740
   Federal National Mortgage
      Association, Series 04-W10, Class
      A1
      5.75%                                       08/25/34     25,800      26,341,199

                                                                        =============
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $58,084,643)                                                       57,397,038
                                                                        -------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 11.8%
   Bayview Financial Acquisition Trust,
      Series 98-1, Class A1
      7.01%                                       05/25/29        836         841,147

                                                                               5

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                               -----------   --------   -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
   Bear Stearns Alternative Loan Trust,
      Series 04-13, Class A1
      2.79%(b)                                    11/25/34   $ 19,280    $ 19,280,000
   Bear Stearns Mortgage Trust, Series
      04-7, Class 4A
      3.18%(b)                                    10/25/34     19,506      19,280,025
   Countrywide Home Loans, Series
      01-HYB1, Class A1
      3.48%(b)                                    06/19/31        265         264,558
   Countrywide Home Loans, Series
      04-29, Class 1A1
      2.69%(b)                                    02/25/35     15,580      15,580,000
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 98-C2,
      Class A2
      6.30%                                       11/11/30      8,503       9,172,286
   First Republic Mortgage Loan Trust,
      Series 00-FRB1, Class A2
      3.99%(b)                                    06/25/30      1,193       1,206,082
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                       08/15/36      9,286      10,368,625
   Goldman Sachs Mortgage Securities
      Corp. II, Series 00-1, Class A
      2.76%(b)(c)                                 06/20/24        855         855,825
   Goldman Sachs Mortgage Securities
      Corp. II, Series 03-C1, Class X2
      (IO)
      3.41%(f)                                    01/10/40    222,745       7,221,363
   GSR Mortgage Loan Trust, Series
      04-11, Class 1A1
      4.45%                                       09/25/34      9,977      10,038,604
   GSR Mortgage Loan Trust, Series
      04-9, Class 3A1
      3.69%(b)                                    08/01/34     22,273      22,273,466
   Lehman Brothers Commercial
      Conduit Mortgage Trust, Series
      96-C2, Class A
      7.48%(b)                                    10/25/26        164         168,459
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 03-C3,
      Class XCP (IO)
      3.53%(f)                                    02/15/37     14,170         645,864
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 03-C5,
      Class XCP (IO)
      2.59%(f)                                    04/15/37    193,402       6,644,635
   MortgageIT Trust, Series 04-1, Class
      A1
      2.81%(b)                                    11/25/34     22,573      22,643,546
   Residential Funding Mortgage
      Securities I, Inc., Series 04-SRI,
      Class A1
      5.50%                                       09/25/33     15,544      15,901,707
   Structured Asset Securities Corp.,
      Series 04-3AC, Class A2
      4.92%(b)                                    03/25/34     18,090      18,314,794
   Structured Mortgage Loan Trust,
      Series 04-13, Class A2
      2.72%(b)                                    09/25/34     15,625      15,608,357
   Washington Mutual Mortgage Loan
      Trust, Series 03-AR10, Class A6
      4.08%(b)                                    10/25/33        550         545,431
   Washington Mutual Mortgage
      Securities Corp., Series 01-9,
      Class 1A1
      4.26%(b)                                    04/25/28   $    581    $    588,222
   Washington Mutual Mortgage
      Securities Corp., Series 02-AR1,
      Class IA1
      4.21%(b)                                    11/25/30      1,332       1,339,600
   Washington Mutual Mortgage
      Securities Corp., Series 02-AR2,
      Class 3A1
      5.77%(b)                                    08/25/32      1,495       1,497,438
                                                                         ============
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $200,353,531)                                                    200,280,034
                                                                         ------------
PROJECT LOANS - 0.0%
   Federal Housing Authority, Series 82
   7.43%
   (Cost $23,343)                                 09/01/22         24          24,846
                                                                         ------------
ASSET BACKED SECURITIES - 15.2%
   Amresco Independence Funding,
      Inc., Series 99-1, Class A
      3.25%(b)(c)                                 06/15/26      4,952       4,908,506
   Business Loan Express, Inc., Series
      98-1, Class A
      4.25%(b)                                    01/01/25        478         467,112
   Capco America Securitization Corp.,
      Series 98-D7, Class PS1 (IO)
      8.89%(f)                                    10/15/30     36,383       1,639,376
   Capital Auto Receivables Asset Trust,
      Series 02-3, Class A3
      3.58%                                       10/16/06      8,097       8,131,275
   Capital Auto Receivables Asset Trust,
      Series 04-2, Class A2
      3.35%                                       02/15/08     18,300      18,268,542
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                       06/15/10     13,875      13,759,144
   Chase Manhattan Auto Owner Trust,
      Series 02-B, Class A4
      4.21%                                       01/15/09     15,580      15,709,834
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                       01/20/09     17,550      17,249,720
   Citibank Credit Card Issuance Trust,
      Series 04-A4, Class A4
      3.20%                                       08/24/09     16,700      16,552,873
   Citibank Omni-S Master Trust, Series
      00-2, Class A
      6.75%                                       09/16/09     10,766      11,034,819
   DaimlerChrysler Auto Trust, Series
      03-B, Class A3
      2.25%                                       08/08/07     16,825      16,722,468
   Discover Card Master Trust I, Series
      00-1, Class A
      2.57%(b)                                    08/16/07     15,045      15,047,884
   Epoch, Series 02, Class 2l
      2.38%(b)(c)                                 05/30/07      8,500       8,585,000
   Federal National Mortgage
      Association Grantor Trust, Series
      02-T6, Class A1
      3.31%                                       02/25/32      2,372       2,256,055

6

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                               -----------   --------   -------------
ASSET BACKED SECURITIES (Continued)
   Ford Credit Auto Owner Trust, Series
      01-E, Class A4
      4.01%                                       03/15/06    $ 2,998    $  3,003,484
   GSAA Home Equity Trust, Series
      04-11 Class 2A2
      2.68%(b)                                    12/25/34     17,700      17,871,469
   Green Tree Financial Corp., Series
      96-8, Class A6
      7.60%                                       10/15/27      5,043       5,432,677
   Green Tree Financial Corp., Series
      98-6, Class A6
      6.27%                                       06/01/30        353         360,860
   Green Tree Financial Corp., Series
      99-2, Class A3
      6.08%                                       12/01/30      9,570       9,779,593
   Heller Financial Commercial
      Mortgage Asset Corp., Series 98-1,
      Class A
      2.87%(b)(c)                                 07/15/24      2,468       2,393,486
   Honda Auto Receivables Owner
      Trust, Series 02-2, Class A3
      3.83%                                       02/15/06        214         214,280
   Honda Auto Receivables Owner
      Trust, Series 04-2, Class A3
      3.30%                                       06/16/08     17,915      17,906,598
   Honda Auto Receivables Owner
      Trust, Series 04-3, Class A3
      2.91%                                       10/20/08     15,350      15,218,450
   IFC Small Business Administration
      Loan-Backed Certificates, Series
      97-1, Class A
      3.25%(b)(c)                                 01/15/24      1,113       1,068,776
   Missouri Higher Education Loan
      Authority, Series 97, Class P
      2.52%(b)                                    07/25/08        670         669,653
   The Money Store Small Business
      Administration Loan-Backed
      Securities, Series 96-2, Class A
      3.11%(b)                                    04/15/24         84          80,694
   The Money Store Small Business
      Administration Loan-Backed
      Securities, Series 97-1, Class A
      3.00%(b)                                    01/15/25        247         235,353
      3.15%(b)                                    04/15/28        987         943,257
   The Money Store Small Business
      Administration Loan-Backed
      Securities, Series 97-1, Class B
      3.48%(b)                                    01/15/25        441         414,801
   Mortgage Capital Funding, Inc.,
      Series 98-MC1, Class X (IO)
      8.50%(f)                                    03/18/30     80,919       1,222,105
   Nissan Auto Receivables Owner
      Trust, Series 01-C, Class A4
      4.80%                                       02/15/07      1,406       1,410,801
   PBG Equipment Trust, Series 00-1A,
      Class A
      6.27%                                       01/20/12      2,183       2,216,668
   PMC Capital Limited Partnership,
      Series 98-1, Class A
      3.75%(b)(c)                                 04/01/21      2,690       2,739,897
   PMC Capital Small Business
      Administration Loan-Backed
      Certificates, Series 97-1, Class B
      3.70%(b)(c)                                 09/15/23        168         162,699
   PMC Capital Small Business
      Administration Loan-Backed
      Certificates, Series 97-1, Class A
      3.35%(b)(c)                                 09/15/23    $   527    $    509,689
   Residential Accredit Loans, Inc.,
      Series 01-QS19, Class A1
      6.00%                                       12/25/16        795         795,185
   Sallie Mae Student Loan Trust,
      Series 01-4, Class A1
      2.15%(b)                                    01/25/11         83          82,678
   Structured Asset Receivables Trust,
      Series 03-1
      2.13%(c)                                    01/21/10     14,931      14,930,592
   SWB Loan Backed Certificates,
      Series 98-1, Class AV
      3.00%(b)(c)                                 09/15/24        900         859,046
   Toyota Auto Receivables Owner
      Trust, Series 02-A, Class A4
      4.00%                                       07/15/08      9,853       9,889,502
                                                                         ============
TOTAL ASSET BACKED SECURITIES
   (Cost $260,525,154)                                                    260,744,901
                                                                         ------------
CORPORATE BONDS - 8.8%
Banks - 2.6%
   Banc One Corp., Senior Unsecured
      Notes
      2.62%(d)                                    06/30/08      2,280       2,189,028
   Bank of America Corp., Senior
      Unsecured Notes
      3.25%                                       08/15/08      2,175       2,137,905
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      6.00%                                       08/01/08      3,180       3,403,497
   State Street Capital Trust II, Capital
      Securities
      2.79%(b)                                    02/15/08      1,700       1,708,653
   U.S. Bank N.A., Subordinated Notes
      6.50%                                       02/01/08      3,580       3,860,210
   U.S. Central Credit Union, Unsecured
      Notes
      2.75%                                       05/30/08      3,700       3,584,005
   Wachovia Corp., Senior Notes
      3.50%                                       08/15/08      3,270       3,234,233
   Wells Fargo & Co., Senior Unsecured
      Notes
      2.59%(b)                                    09/15/09     22,515      22,521,754
   Wells Fargo & Co., Unsecured Notes
      3.50%                                       04/04/08      1,200       1,192,468
                                                                         ============
                                                                           43,831,753
                                                                         ------------
Beverages & Bottling - 0.3%
   Cadbury Schweppes PLC,
   Unsecured Notes
   3.88%(c)                                       10/01/08      4,790       4,771,750
                                                                         ------------
Energy & Utilities - 0.4%
   Dominion Resources, Inc., Senior
      Unsecured Notes
      3.66%                                       11/15/06      4,550       4,557,785
   Virginia Electric & Power Co., Senior
      Unsecured Notes
      5.75%                                       03/31/06      2,315       2,383,184
                                                                         ============
                                                                            6,940,969
                                                                         ------------

                                                                               7

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                      PAR
                                        MATURITY     (000)        VALUE
                                        --------   --------   ------------
CORPORATE BONDS (Continued)
Entertainment & Leisure - 0.4%
   Time Warner Cos., Inc.,
Debentures
      8.18%                             08/15/07   $  3,354   $  3,724,866
   Time Warner Cos., Inc.,
Senior Notes
      7.75%                             06/15/05      2,500      2,547,072
                                                              ============
                                                                 6,271,938
                                                              ------------
Finance - 2.6%
   ASIF Global Finance,
Unsecured
   Notes
      3.90%(c)                          10/22/08      2,540      2,539,492
   Citigroup, Inc., Senior
Unsecured
   Notes
      3.50%                             02/01/08      5,200      5,181,228
   Diageo Capital PLC
      3.38%                             03/20/08      2,840      2,813,098
   Eksportfinans ASA, Unsecured
Notes
      3.38%                             01/15/08      9,315      9,266,936
   General Electric Capital
Corp.
      8.75%                             05/21/07      5,320      5,960,102
   General Electric Capital
Corp., Senior
   Unsecured Notes
      6.00%                             06/15/12        680        740,574
   General Electric Capital
Corp.,
   Unsecured Notes
      3.45%                             07/16/07      7,700      7,680,827
   Household Finance Corp.,
Unsecured
   Notes
      4.12%                             12/15/08      4,375      4,392,412
   Nationwide Building Society,
Senior
   Unsecured Notes
      3.50%(c)                          07/31/07      1,975      1,966,902
   SLM Corp., Senior Unsecured
Notes
      3.62%                             03/17/08        650        646,879
   Verizon Global Funding
Corp., Senior
   Unsecured Notes
      6.12%                             06/15/07      5,415      5,734,214
                                                              ============
                                                                46,922,664
                                                              ------------
Food & Agriculture - 1.0%
   General Mills, Inc., Senior
Unsecured
   Notes
      6.45%                             10/15/06     11,430     12,004,242
   Kellogg Co., Unsecured Notes
      2.88%                             06/01/08      5,865      5,696,563

                                                              ============
                                                                17,700,805
                                                              ------------
Pharmaceuticals - 0.1%
   Merck & Co., Inc., Senior
Unsecured
   Notes
      5.25%                             07/01/06      1,750      1,793,687
                                                              ------------
Telecommunications - 0.1%
   MCI, Inc., Senior Unsecured
Notes
      5.91%                             05/01/07        153        156,634
      6.69%                             05/01/09        103        106,605
   Vodafone Group PLC, Senior
      Unsecured Notes
      3.95%                             01/30/08   $  1,543   $  1,553,750
                                                              ============
                                                                 1,816,989
                                                              ------------
Yankee - 1.3%
   Province of British Columbia
      5.38%                             10/29/08      1,840      1,946,177
   Province of Ontario, Unsecured
      Notes
      3.35%                             07/16/07      4,725      4,710,920
   Province of Quebec, Debentures
      7.00%                             01/30/07      1,910      2,044,521
   Republic of Italy, Unsecured Notes
      2.75%                             12/15/06     13,100     12,975,026

                                                              ============
                                                                21,676,644
                                                              ------------
TOTAL CORPORATE BONDS
   (Cost $151,882,236)                                         151,727,199
                                                              ------------
FOREIGN BONDS - 1.4%
   Government of New Zealand
      7.00%
   (Cost $23,040,994)                   07/15/09     32,000     23,992,346
                                                              ------------
TAXABLE MUNICIPAL BONDS - 0.6%
   New York Sales Tax Asset
      Receivable Corp., Series B
      3.29%                             10/15/07      2,640      2,620,516
   Texas Public Finance Authority
      Unemployment Compensation
      Obligation Assessment Revenue
      Bonds, Series 03, Class B
      2.62%                             06/15/06      7,430      7,361,793
                                                              ============
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $10,059,646)                                            9,982,309
                                                              ------------
SHORT TERM INVESTMENTS - 2.5%
   Federal Home Loan Bank, Discount
      Notes
      1.00%                             01/03/05     34,600     34,600,000
   Galileo Money Market Fund                          8,145      8,145,043

                                                              ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $42,745,043)                                           42,745,043
                                                              ------------
REPURCHASE AGREEMENTS - 7.1%
   Lehman Brothers, Borrowed Bonds
      1.90%

   (Cost $122,380,000)                  01/11/05    122,380    122,380,000
                                                              ------------

TOTAL INVESTMENTS IN
SECURITIES -  129.7%
   (Cost $2,235,968,803(a))    2,228,083,898
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -
(29.7)%
   (including $517,896,198
of payable
   for financing               (509,655,189)
                               -------------
transactions)
NET ASSETS - 100.0%           $1,718,428,709
                              ==============

8

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

----------
(a)  Cost for Federal income tax purposes is $2,236,286,602. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                 $  9,313,816
     Gross unrealized depreciation                                  (17,516,520)
                                                                   ------------
                                                                   $ (8,202,704)
                                                                   ============

(b)  Rates shown are the rates as of December 31, 2004.
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 2.7% of its net assets, with a current market value of
     $47,048,379, in securities restricted as to resale.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $3,300,969 on 198 long U.S. Treasury Note futures contracts and 1,932 short
     U.S. Treasury Note futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $253,619,252, with an unrealized loss of
     $469,545.
(e)  Securities, or a portion thereof, subject to financing transactions.
(f)  Rates shown are the effective yields as of December 31, 2004.

                                                                               9

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                 MATURITY     (000)       VALUE
                                               -----------   -------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.0%
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      3.01%                                    04/07-04/07   $10,760   $10,688,107
      3.88%                                       01/12/09     2,300     2,290,087
      6.62%                                       09/15/09     1,420     1,588,044
      7.00%                                       03/15/10    11,445    13,070,694
   Federal National Mortgage
      Association, Debentures
      5.88%                                       02/02/06     3,800     3,909,455
   Federal National Mortgage
      Association, Unsecured Notes
      2.71%                                       01/30/07     7,275     7,192,800
      6.00%                                    05/08-05/11    11,040    12,007,245
      7.12%                                       06/15/10    19,650    22,586,141
      4.75%                                       02/21/13     1,595     1,585,381
   Small Business Administration
      Participation Certificates, Series
      96-20H, Class 1
      7.25%                                       08/01/16     2,227     2,380,200
   Small Business Administration
      Participation Certificates, Series
      96-20J, Class 1
      7.20%                                       10/01/16     1,673     1,790,583
   Small Business Administration
      Participation Certificates, Series
      98-20J, Class 1
      5.50%                                       10/01/18     2,791     2,898,886
   U.S. Treasury Bonds
      12.75%                                      11/15/10     2,275     2,466,687
      10.38%                                      11/15/12     7,585     9,043,338
      6.12%                                       11/15/27     5,115     5,973,962
      5.38%                                       02/15/31     1,905     2,059,930
   U.S. Treasury Notes
      5.75%                                       11/15/05       555       569,222
      1.62%                                       02/28/06     1,180     1,164,005
      2.75%                                       06/30/06    30,475    30,392,870
      2.50%(b)                                    10/31/06    21,405    21,205,163
      3.25%                                       08/15/07       690       691,024
      3.00%(b)                                    11/15/07    18,045    17,933,625
      2.62%                                       03/15/09     6,135     5,928,183
      3.88%                                       05/15/09       950       963,991
      3.50%                                       08/15/09     1,470     1,465,981
      3.38%                                       10/15/09     3,615     3,579,414
      4.88%                                       02/15/12    11,320    11,964,708
      4.00%                                       02/15/14    10,045     9,906,490
      4.25%                                       11/15/14     8,155     8,176,342

                                                                       ===========
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $215,756,906)                                                 215,472,558
                                                                       -----------
MORTGAGE PASS-THROUGHS - 19.3%
   Federal Home Loan Mortgage Corp.
      ARM
      3.54%(c)                                    05/01/34     4,512     4,453,131
      3.58%(c)                                    07/01/34     4,587     4,571,123
      3.74%(c)                                    07/01/34     2,711     2,677,195
      4.42%(c)                                    11/01/34     3,525     3,535,998
   Federal National Mortgage
      Association
      6.50%                                    10/05-07/08     2,005     2,102,502
      6.09%                                       10/01/08     6,792     7,209,605
      8.50%                                       08/01/09       221       226,696
      6.00%                                    05/13-04/16       498       523,323
      5.50%                                    01/14-01/20         0         1,541

   Federal National Mortgage
      Association 1-Year Libor ARM
      4.88%(c)                                    11/01/34   $ 2,887   $ 2,921,349
   Federal National Mortgage
      Association ARM
      4.02%(c)                                    04/01/34     2,616     2,625,824
      3.90%(c)                                    05/01/34     2,852     2,825,237
      3.73%(c)                                    07/01/34     3,715     3,660,558
      4.84%(c)                                    11/01/34     2,953     2,994,076
   Federal National Mortgage
      Association Hybrid ARM
      3.48%(c)                                    06/01/34     3,327     3,311,386
   Federal National Mortgage
    Association Multi-Family
      6.54%(c)                                    12/01/18       571       581,857
   Government National Mortgage
    Association
      7.25%                                       04/15/06        89        91,565
      6.00%                                       02/15/11       662       697,808
   Government National Mortgage
      Association II ARM
      3.75%(c)                                    06/20/34     3,778     3,770,363
   Government National Mortgage
      Association II Hybrid ARM
      3.50%(c)                                    07/20/34     9,174     9,093,892
   MLCC Mortgage Investors, Inc.,
      Series 95-C2 (IO)
      10.40%(d)                                   06/15/21     3,549        62,360

                                                                       ===========
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $56,900,861)                                                   57,937,389
                                                                       -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 3.1%
   Federal Home Loan Mortgage Corp.,
      Series 1361, Class I
      6.00%                                       09/15/07       185       187,845
   Federal National Mortgage
      Association, Series 01-35, Class
      VC
      6.50%                                       07/25/31     4,661     4,768,475
  Federal National Mortgage
      Association, Series 04-W10, Class
      A1
      5.75%                                       08/25/34     4,325     4,415,724

                                                                       ===========
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $9,438,169)                                                     9,372,044
                                                                       -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 8.9%
   Bear Stearns Alternative Loan Trust,
      Series 04-13, Class A1
      2.79%(c)                                    11/25/34     3,585     3,585,000
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 01-33,
      Class 4A1
      6.50%                                       04/25/16        91        92,454
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 04-AR6,
      Class 2A1
      4.37%                                       10/25/34     3,329     3,313,605
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                       08/15/36     1,482     1,654,831

10

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                 PAR
                                                    MATURITY    (000)       VALUE
                                                    --------   -------   -----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 97-C1, Class X (IO)
      8.26%(d)                                      07/15/27   $11,848   $   501,820
   GSR Mortgage Loan Trust, Series
      04-11, Class 1A1
      4.45%                                         09/25/34     2,735     2,752,157
   GSR Mortgage Loan Trust, Series
      04-9, Class 3A1
      3.69%                                         08/01/34     3,678     3,678,102
   J.P. Morgan Chase Commercial
      Mortgage Securities Corp., Series
      01-CIBC, Class A3
      6.26%                                         03/15/33     1,650     1,813,425
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 00-C5,
      Class A1
      6.41%                                         01/15/10     2,409     2,547,957
   MortgageIT Trust, Series 04-1, Class
      A1
      2.81%(c)                                      11/25/34     3,725     3,736,719
   Structured Mortgage Loan Trust,
      Series 04-13, Class A2
      2.72%(c)                                      09/25/34     2,512     2,509,354
   Summit Mortgage Trust, Series 00-1,
      Class B1
      6.04%(c)                                      12/28/12        73        72,674
   Washington Mutual Mortgage
      Securities Corp., Series 01-9,
      Class 1A1
      4.26%(c)                                      04/25/28       420       425,794

                                                                         ===========
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $26,389,752)                                                     26,683,892
                                                                         -----------
PROJECT LOANS - 0.8%
   Federal Housing Authority, Merrill
      Lynch Project, Series 29, Class
      1A1
      7.43%                                         06/01/22       544       570,779
   Federal Housing Authority, USGI
      Project, Series 56
      7.46%                                         01/01/23     1,805     1,897,637

                                                                         ===========
TOTAL PROJECT LOANS
   (Cost $2,400,134)                                                       2,468,416
                                                                         -----------
ASSET BACKED SECURITIES - 7.8%
   Boston Edison Co., Series 99-1,
      Class A4
      6.91%                                         09/15/09     4,475     4,724,168
   Capital Auto Receivables Asset Trust,
      Series 02-3, Class A3
      3.58%                                         10/16/06     2,634     2,645,114
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                         06/15/10     2,225     2,206,421
   Citibank Credit Card Issuance Trust,
      Series 04-A4, Class A4
      3.20%                                         08/24/09     2,700     2,676,213
   Federal National Mortgage
      Association Grantor Trust, Series
      02-T6, Class A1
      3.31%                                         02/25/32       774       736,351
   Green Tree Financial Corp., Series
      97-5, Class A7
      7.13%                                         05/15/29     2,435     2,641,838
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%(e)                                      09/15/09   $ 3,000   $ 2,947,968
   The Money Store Small Business
      Administration Loan Trust, Series
      99-1, Class A
      2.80%(c)                                      07/15/25     1,249     1,240,037
   PMC Capital Small Business
      Administration Loan-Backed
      Certificates, Series 97-1, Class A
      3.35%(c)(f)                                   09/15/23       527       509,689
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(f)                                      01/21/09     2,130     2,129,862
   SWB Loan-Backed Certificates,
      Series 99-1, Class A
      7.38%(f)                                      05/15/25     1,060     1,070,684

                                                                         ===========
TOTAL ASSET BACKED SECURITIES
   (Cost $23,147,135)                                                     23,528,345
                                                                         -----------
TAXABLE MUNICIPAL BONDS - 1.3%
   Stanislaus County, California Taxable
      Pension Obligation Refunding
      Revenue Bonds, Series 95
      7.15%
   (Cost $3,490,000)                                08/15/13     3,490     3,985,964
                                                                         -----------

                                                                              11

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                       NUMBER
                                     OF SHARES           VALUE
                                    ------------      ----------
SHORT TERM INVESTMENTS - 1.4%
   Galileo Money Market
Fund
   (Cost $4,168,333)                   4,168,333      $4,168,333
                                                      ----------

TOTAL INVESTMENTS IN SECURITIES -
114.6%
   (Cost $341,691,290(a))            343,616,941

CALL SWAPTIONS PURCHASED - (4.5)%
   Morgan Stanley, Strike
Price 4.365,
   Expires 01/28/05
   (Cost $66,605)                            770(g)        9,279
                                                      ----------
CALL SWAPTIONS WRITTEN - 45.7%
   Morgan Stanley, Strike
Price 4.375,
   Expires 10/28/05
   (Premiums received $138,985)             (770)(g)     (94,279)
                                                      ----------

PUT SWAPTIONS PURCHASED - (9.5)%
   Morgan Stanley, Strike
Price 4.865,
   Expires 01/28/05
   (Cost $66,605)                            770(g)       19,555
                                                      ----------
PUT SWAPTIONS WRITTEN - 68.3%
   Morgan Stanley, Strike
Price 5.375,
   Expires 10/28/05                         (770)(g)    (105,050)
   UBS, Strike Price 5.75,
Expires
   09/23/05                               (2,300)(g)     (35,880)

                                                      ==========
TOTAL PUT SWAPTIONS WRITTEN
   (Premiums received $639,235)                         (140,930)
                                                      ----------

LIABILITIES IN EXCESS OF OTHER
   ASSETS -  (14.6)%
   (including $41,099,628 of
payable for financing
   transactions)                     (43,800,089)
                                    ------------
NET ASSETS - 100.0%                 $299,610,477
                                    ============

----------
(a)  Cost for Federal income tax purposes is $341,739,378. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $ 4,496,106
     Gross unrealized depreciation                                   (2,618,543)
                                                                    -----------
                                                                    $ 1,877,563
                                                                    ===========
(b)  Securities, or a portion thereof, subject to financing transactions.
(c)  Rates shown are the rates as of December 31, 2004.
(d)  Rates shown are the effective yields as of December 31, 2004.
(e)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,947,968 on 295 short U.S. Treasury Note futures contracts, 73 long U.S.
     Treasury Note futures contracts, and 32 short U.S. Treasury Bond futures contracts expiring March 2005. The value of such contracts on December 31,
     2004 was $44,083,156, with an unrealized loss of $1,844.
(f)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 1.2% of its net assets, with a current market value of
     $3,710,235, in securities restricted as to resale.
(g)  Each swaption contract is equivalent to $10,000 in notional amount.

12

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                PAR
                                                  MATURITY     (000)        VALUE
                                                -----------   -------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 37.1%
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      3.00%                                        04/19/07   $ 7,820   $  7,763,931
      3.88%                                        01/12/09    15,870     15,801,600
      3.75%                                        02/27/09    10,025     10,014,103
      4.12%                                        02/24/11     9,890      9,737,556
      4.75%                                        10/11/12     3,980      3,974,921
      5.00%                                        10/27/14     5,500      5,498,999
   Federal National Mortgage
      Association, Unsecured Notes
      1.75%                                        06/16/06     4,175      4,093,991
      2.71%                                        01/30/07     9,625      9,516,247
      7.25%                                        01/15/10    32,980     37,903,947
      6.00%                                        05/15/11     9,390     10,330,850
      4.75%                                        02/21/13    10,740     10,675,227
   Small Business Administration
      Participation Certificates, Series
      92-20H, Class 1
      7.40%                                        08/01/12       858        907,178
   Small Business Administration
      Participation Certificates, Series
      96-20H, Class 1
      7.25%                                        08/01/16     2,540      2,714,263
   Small Business Administration,
      Series 01-P10, Class B-1
      6.34%                                        08/01/11     2,890      3,041,576
   Small Business Investment Cos.
      Pass-Through, Series 97-P10D,
      Class 1
      6.51%                                        11/10/07        93         97,472
   U.S. Treasury Bonds
      10.00%                                       05/15/10     5,475      5,620,427
      10.38%(b)                                    11/15/12    23,060     27,493,654
      8.12%                                        08/15/19     6,475      8,837,870
      8.00%                                        11/15/21     3,575      4,907,385
      6.25%                                        08/15/23     2,890      3,383,443
      6.12%                                        11/15/27     1,950      2,277,464
      5.38%                                        02/15/31     4,530      4,898,416
   U.S. Treasury Notes
      2.50%                                        09/30/06     1,550      1,536,619
      3.00%(c)                                     11/15/07    11,435     11,364,423
      4.00%                                     06/09-02/14    61,905     62,092,938
      3.50%                                        08/15/09     3,330      3,320,896
      3.38%                                        10/15/09    28,105     27,828,334
      5.75%                                        08/15/10       975      1,073,453
      4.88%                                        02/15/12    20,690     21,868,358
      4.25%                                        11/15/14    28,075     28,148,472

                                                                        ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $346,451,688)                                                   346,724,013
                                                                        ------------
MORTGAGE PASS-THROUGHS - 1.3%
   Federal Home Loan Mortgage Corp.
      Gold
      9.00%                                     01/05-11/05         0             22
      7.25%                                        12/01/06         0            449
  Federal National Mortgage
      Association
      9.50%                                        03/01/05         0              8
      5.50%                                     02/09-02/14       725        752,232
      8.50%                                        08/01/09       283        290,711
      6.00%                                     05/16-12/16       865        907,798
   Federal National Mortgage
      Association ARM
      4.02%(d)                                     04/01/34     8,242      8,272,509

   Government National Mortgage
      Association
      7.25%                                        04/15/06   $    16   $     16,342
   MLCC Mortgage Investors, Inc.,
      Series 95-C2 (IO)
      10.40%(e)                                    06/15/21     5,707        100,281
   Structured Asset Securities Corp.,
      Series 03-AL1, Class A
      3.36%                                        04/25/31     3,216      3,002,168

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $13,352,013)
                                                                          13,342,520
                                                                        ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.2%
   Federal Home Loan Mortgage Corp.,
      Series 1361, Class I
      6.00%                                        09/15/07       344        348,855
   Federal Home Loan Mortgage Corp.,
      Series 96T-2, Class A
      7.00%                                        01/25/21     1,075      1,090,914
   Federal National Mortgage
      Association, Series 89-16, Class B
      (PO)
      13.92%(e)                                    03/25/19       149        126,685

                                                                        ============
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $1,549,083)                                                       1,566,454
                                                                        ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 12.6%
   Bank of America Commercial
      Mortgage, Inc., Series 04-5, Class
      A2
      4.18%                                        11/10/41     5,450      5,482,318
   Bayview Financial Acquisition Trust,
      Series 98-1, Class A1
      7.01%                                        05/25/29       526        528,884
   Bear Stearns Alternative Loan Trust,
      Series 04-13, Class A1
      2.79%(d)                                     11/25/34    10,760     10,760,000
   Bear Stearns Mortgage Trust, Series
      04-7, Class 4A
      3.18%(d)                                     10/25/34     9,585      9,473,821
   Countrywide Home Loans, Series
      04-29, Class 1A1
      2.69%(d)                                     02/25/35     8,385      8,385,000
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 01-33,
      Class 4A1
      6.50%                                        04/25/16       248        250,702
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 04-AR6,
      Class 2A1
      4.37%                                        10/25/34    10,403     10,355,015
   First Republic Mortgage Loan Trust,
      Series 00-FRB1, Class A2
      3.99%(d)                                     06/25/30     2,076      2,098,418
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                        08/15/36     4,583      5,117,625
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 00-C2, Class A2
      7.46%                                        08/16/33     4,690      5,387,786
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 97
      7.43%                                        02/21/21       513        538,368

                                                                              13

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)        VALUE
                                             --------   -------   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 97-C1, Class X (IO)
      8.26%(e)                               07/15/27   $17,735   $    751,173
   Lehman Brothers Commercial
      Conduit Mortgage Trust, Series
      99-C2, Class A1
      7.10%                                  10/15/32     3,461      3,622,796
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 00-C5,
      Class A1
      6.41%                                  01/15/10     5,152      5,449,438
   MortgageIT Trust, Series 04-1, Class
      A1
      2.81%(d)                               11/25/34     9,675      9,705,765
   NationsLink Funding Corp., Series
      99-SL, Class A6
      6.61%                                  04/10/07     5,126      5,234,386
   NYC Mortgage Loan Trust, Series
      96, Class A2
      6.75%(f)                               06/25/11     4,669      4,940,327
   Structured Mortgage Loan Trust,
      Series 04-13, Class A2
      2.72%(d)                               09/25/34     7,761      7,753,374
   Structured Mortgage Loan Trust,
      Series 04-6, Class 4A1
      4.90%                                  06/25/34    10,249     10,255,640
   Summit Mortgage Trust, Series 00-1,
      Class B1
      6.04%(d)                               12/28/12       213        213,017
   Washington Mutual Mortgage
      Securities Corp., Series 01-9,
      Class 1A1
      4.26%(d)                               04/25/28     1,093      1,106,556
   Wells Fargo Mortgage-Backed
      Securities Trust, Series 04-5, Class
      A1
      4.54%                                  06/25/34     9,802      9,894,324

                                                                  ============
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $116,595,272)                                             117,304,733
                                                                  ------------
PROJECT LOANS - 0.2%
   Federal Housing Authority, USGI
      Project, Series 56
      7.46%
   (Cost $1,798,875)                         01/01/23     1,779      1,870,334
                                                                  ------------
CERTIFICATE OF DEPOSIT - 0.4%
   State Street Bank & Trust Co.,
      Deposit Notes
      2.41%(d)                               12/11/06     2,075      2,073,755
   SunTrust Banks, Inc., Deposit Notes
      4.42%                                  06/15/09     1,375      1,394,910

                                                                  ============
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $3,449,202)                                                 3,468,665
                                                                  ------------
ASSET BACKED SECURITIES - 8.4%
   Amresco Independence Funding,
      Inc., Series 00-1, Class A
      3.15%(d)(f)                            01/15/27     1,063      1,052,661
  Boston Edison Co., Series 99-1,
      Class A4
      6.91%                                  09/15/09     5,500      5,806,240
  Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                  06/15/10     6,100      6,049,065
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                  01/20/09   $ 7,880   $  7,745,173
   Citibank Credit Card Issuance Trust,
      Series 04-A4, Class A4
      3.20%                                  08/24/09     8,375      8,301,216
   DaimlerChrysler Auto Trust, Series
      04-5, Class A3
      3.18%                                  09/08/08     7,300      7,285,400
   Epoch, Series 02, Class 2l
      2.38%(d)(f)                            05/30/07     4,900      4,949,000
   Federal National Mortgage
      Association Grantor Trust, Series
      02-T6, Class A1
      3.31%                                  02/25/32     2,174      2,068,050
   Ford Credit Auto Owner Trust, Series
      02-C, Class A3
      3.38%                                  12/15/05       549        549,659
   Green Tree Financial Corp., Series
      96-7, Class A6
      7.65%(b)                               10/15/27     1,577      1,697,618
   IFC Small Business Administration
      Loan-Backed Certificates, Series
      97-1, Class A
      3.25%(d)(f)                            01/15/24       783        751,681
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%                                  09/15/09     7,900      7,762,982
   MBNA Master Credit Card Trust,
      Series 00-E, Class A
      7.80%                                  10/15/12     6,100      7,181,347
   The Money Store Small Business
      Administration Loan Trust, Series
      96-1, Class A
      3.20%(d)                               07/15/21     2,208      2,141,108
   The Money Store Small Business
      Administration Loan Trust, Series
      97-2, Class A
      3.05%                                  02/15/29       470        453,316
   The Money Store Small Business
      Administration Loan Trust, Series
      99-1, Class A
      2.80%(d)                               07/15/25     2,044      2,029,151
   PBG Equipment Trust, Series 00-1A,
      Class A
      6.27%                                  01/20/12     1,971      2,001,521
   PMC Capital Limited Partnership,
      Series 98-1, Class A
      3.75%(d)(f)                            04/01/21     1,186      1,208,099
   PMC Capital Small Business
      Administration Loan-Backed
      Certificates, Series 97-1, Class A
      3.35%(d)(f)                            09/15/23       864        836,375
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(f)                               01/21/09     6,015      6,015,106
   SWB Loan-Backed Certificates,
      Series 99-1, Class A
      7.38%(f)                               05/15/25     2,529      2,554,162

                                                                  ============
TOTAL ASSET BACKED SECURITIES
   (Cost $77,415,585)                                               78,438,930
                                                                  ------------
CORPORATE BONDS - 37.1%
Aerospace - 0.5%
   Lockheed Martin Corp., Debentures
      7.65%                                  05/01/16     1,340      1,641,812

14

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)       VALUE
                                             --------   -------   -----------
CORPORATE BONDS (Continued)
Aerospace (Continued)
   Northrop Grumman Corp., Senior
      Unsecured Notes
      4.08%                                  11/16/06   $ 1,445   $ 1,460,534
      7.12%                                  02/15/11       935     1,073,018
   Raytheon Co., Senior Notes
      6.75%                                  08/15/07     1,752     1,887,442

                                                                  ===========
                                                                    6,062,806
                                                                  -----------
Banks - 8.1%
   American Express Bank Ltd., Bank
      Notes
      2.49%(d)                               11/21/07     3,150     3,150,000
   Banc One Corp., Senior Unsecured
      Notes
      2.62%                                  06/30/08       105       100,810
   Bank of America Corp., Senior
      Unsecured Notes(g)
      3.88%                                  01/15/08     1,525     1,536,893
      3.25%                                  08/15/08     3,100     3,047,131
   Bank of America Corp., Subordinated
      Notes
      7.20%                                  04/15/06       795       832,460
      7.80%                                  02/15/10     1,115     1,296,634
      7.40%                                  01/15/11       980     1,135,210
   Bank One N.A., Senior Bank Notes
      5.50%                                  03/26/07     1,385     1,450,220
   Bank One N.A., Senior Unsecured
      Notes
      3.70%                                  01/15/08     2,325     2,328,650
   BankBoston N.A., Subordinated Bank
      Notes
      6.38%                                  04/15/08     2,575     2,776,187
   Depfa ACS Bank, Senior Notes
      3.62%                                  10/29/08     5,150     5,121,006
   Firstar Bank N.A., Subordinated
      Notes
      7.80%(d)                               07/05/10     2,600     2,659,212
   FleetBoston Financial Corp., Senior
      Notes
      3.85%                                  02/15/08       685       688,177
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.75%(f)                               09/30/08     1,360     1,357,733
   The Huntington National Bank,
      Subordinated Bank Notes
      2.75%                                  10/16/06       750       741,682
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.25%                                  05/30/07     8,210     8,535,067
   J.P. Morgan Chase & Co.,
      Subordinated Notes
      6.25%                                  02/15/11     1,500     1,650,014
   National City Bank Cleveland, Senior
      Bank Notes
      2.67%(d)                               06/29/09     3,575     3,572,669
   National City Bank Cleveland,
      Unsecured Notes
      3.38%                                  10/15/07     1,425     1,417,218
   State Street Capital Trust II, Capital
      Securities
      2.79%(d)                               02/15/08     1,650     1,658,398
   SunTrust Banks, Inc., Senior
      Unsecured Notes
      3.62%                                  10/15/07     1,485     1,484,465
      4.00%                                  10/15/08     1,100     1,110,139
   U.S. Bank N.A., Senior Bank Notes
      2.40%                                  03/12/07    $4,560   $ 4,466,976
      3.75%                                  02/06/09       850       842,384
   U.S. Bank N.A., Subordinated Notes
      6.30%                                  07/15/08     1,360     1,472,182
   U.S. Central Credit Union, Unsecured
      Notes
      2.75%                                  05/30/08     1,915     1,854,965
   Wachovia Corp., Subordinated Notes
      5.62%                                  12/15/08     2,150     2,287,744
   Wachovia Corp., Unsecured Notes
      3.62%                                  02/17/09     2,330     2,301,900
   Wells Fargo & Co., Senior Notes
      2.61%(d)                               09/28/07     1,250     1,249,288
   Wells Fargo & Co., Senior Unsecured
      Notes
      5.90%                                  05/21/06     1,600     1,658,322
      5.25%                                  12/01/07     1,700     1,776,136
      2.59%(d)                               09/15/09     2,795     2,795,838
      4.20%                                  01/15/10     6,000     6,028,020
   Wells Fargo & Co., Subordinated
      Notes
      5.00%                                  11/15/14     1,040     1,051,855

                                                                  ===========
                                                                   75,435,585
                                                                  -----------
Beverages & Bottling - 0.0%
   Cadbury Schweppes PLC,
      Unsecured Notes
      3.88%(f)                               10/01/08     1,290     1,285,085
                                                                  -----------
Broadcasting - 0.4%
   Cox Communications, Inc., Senior
      Unsecured Notes
      7.12%                                  10/01/12       900     1,008,776
   Cox Communications, Inc.,
      Unsecured Notes
      4.62%(f)                               01/15/10       525       524,369
   Lenfest Communications, Inc., Senior
      Notes
      7.62%                                  02/15/08     1,815     2,001,038

                                                                  ===========
                                                                    3,534,183
                                                                  -----------
Energy & Utilities - 1.5%
   Carolina Power & Light, Senior
      Secured Notes
      7.50%                                  04/01/05     2,850     2,882,889
   Dominion Resources, Inc., Senior
      Unsecured Notes
      3.66%                                  11/15/06     2,250     2,253,851
      5.12%                                  12/15/09       455       469,414
   Ontario Electricity Financial Corp.,
      Senior Notes
      6.10%                                  01/30/08     1,020     1,092,034
  PECO Energy Co., First Refunding
      Mortgages
      5.95%                                  11/01/11     1,900     2,033,545
   TXU Corp., Senior Unsecured Notes
      4.80%(f)                               11/15/09     2,400     2,404,296
   Virginia Electric & Power Co.,
      Unsecured Notes
      5.73%                                  11/25/08     2,514     2,649,914

                                                                  ===========
                                                                   13,785,943
                                                                  -----------

                                                                              15

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)       VALUE
                                             --------   -------   -----------
CORPORATE BONDS (Continued)
Entertainment & Leisure - 0.3%
   Time Warner, Inc., Senior Unsecured
      Notes
      6.88%(g)                               05/01/12   $ 1,395   $ 1,585,264
   Turner Broadcasting Corp., Senior
      Notes
      8.38%                                  07/01/13       300       369,646
   The Walt Disney Co., Senior
      Unsecured Notes
      6.20%                                  06/20/14       475       525,819
                                                                  ===========
                                                                    2,480,729
                                                                  -----------
Finance - 12.7%
   American Express Co., Senior
      Unsecured Notes
      4.38%                                  07/30/09     1,750     1,780,450
   American Honda Finance Corp.,
      Senior Unsecured Notes
      4.50%(f)(g)                            05/26/09     2,100     2,146,536
   Archstone-Smith Trust Corp., Senior
      Unsecured Notes
      5.00%                                  08/15/07       850       877,159
      3.00%                                  06/15/08       925       895,086
   ASIF Global Finance, Unsecured
      Notes
      3.85%(f)                               11/26/07     5,450     5,468,584
      3.90%(f)                               10/22/08       320       319,936
   Associates Corporation of North
      America, Senior Notes
      6.25%                                  11/01/08     2,000     2,167,992
   Berkshire Hathaway Finance Corp.
      3.40%(f)                               07/02/07     1,900     1,899,392
   Cable and Wireless Optus Finance
      Ltd., Unsecured Notes
      8.00%(f)                               06/22/10     1,425     1,674,404
   Citigroup, Inc., Senior Unsecured
      Notes
      5.75%                                  05/10/06     2,150     2,220,210
      5.00%                                  03/06/07     2,690     2,776,400
      3.50%                                  02/01/08     1,300     1,295,307
   Citigroup, Inc., Subordinated Notes
      7.75%                                  06/15/06     3,480     3,695,419
      6.38%                                  11/15/08     1,710     1,861,634
   Citigroup, Inc., Unsecured Notes
      3.62%                                  02/09/09     4,720     4,686,299
   Diageo Capital PLC
      3.38%(g)                               03/20/08     1,860     1,842,380
   EOP Operating LP, Unsecured Notes
      4.75%                                  03/15/14     1,435     1,388,175
   First Data Corp., Unsecured Notes
      3.90%                                  10/01/09     2,150     2,139,336
   General Electric Capital Corp., Senior
      Unsecured Notes
      4.25%                                  01/15/08     5,315     5,399,152
   General Electric Capital Corp.,
      Unsecured Notes
      3.45%                                  07/16/07       785       783,045
      3.50%                                  08/15/07     3,820     3,813,888
      2.22%(d)                               07/28/08     6,625     6,630,711
      3.60%                                  10/15/08     7,370     7,289,439
   General Motors Acceptance Corp.,
      Senior Unsecured Notes
      7.25%                                  03/02/11       800       837,570
      6.88%                                  09/15/11       735       751,912
      6.75%                                  12/01/14       200       200,273
   General Motors Acceptance Corp.,
      Unsecured Notes
      5.62%                                  05/15/09   $ 5,420   $ 5,413,496
   The Goldman Sachs Group, Inc.,
      Senior Unsecured Notes
      6.88%                                  01/15/11       955     1,081,423
   Household Finance Corp.
      4.62%                                  01/15/08     1,940     1,986,426
      6.38%                                  11/27/12     1,125     1,245,364
   Household Finance Corp., Senior
      Unsecured Notes
      7.20%                                  07/15/06     1,975     2,085,590
      5.75%                                  01/30/07       500       521,929
      6.38%                                  10/15/11     3,840     4,240,881
      7.00%                                  05/15/12       150       171,297
   Household Finance Corp., Unsecured
      Notes
      4.12%                                  12/15/08       775       778,084
   Lehman Brothers Holdings, Inc.,
      Senior Notes
      6.62%                                  02/05/06       625       648,506
   MassMutual Global Funding II,
      Senior Secured Notes
      2.55%(f)                               07/15/08     2,535     2,432,812
   Metropolitan Life Global Funding I,
      Unsecured Notes
      2.60%(f)(g)                            06/19/08     1,540     1,480,293
   Nationwide Building Society,
      Unsecured Notes
      2.62%(f)                               01/30/07     1,795     1,762,336
   New York Life Global Funding,
      Unsecured Notes
      3.88%(f)(g)                            01/15/09     2,945     2,928,894
   NiSource Finance Corp., Unsecured
      Notes
      2.92%(d)                               11/23/09     2,450     2,449,240
   Principal Life Global Funding I,
      Unsecured Notes
      3.62%(f)                               04/30/08     3,600     3,566,700
   Protective Life Secured Trust,
      Secured Notes
      3.70%                                  11/24/08     1,110     1,098,700
   Prudential Financial, Inc., Senior
      Unsecured Notes
      3.75%                                  05/01/08     1,375     1,368,386
   Prudential Funding LLC, Senior
      Unsecured Notes
      6.60%(f)                               05/15/08       810       879,166
   Rabobank Capital Funding Trust II,
      Capital Securities
      5.26%(f)                               12/29/49       400       406,996
   SLM Corp., Senior Unsecured Notes
      3.62%                                  03/17/08     4,200     4,179,836
      5.12%                                  08/27/12     1,665     1,711,901
   SP PowerAssets Ltd., Unsecured
      Notes
      3.80%(f)                               10/22/08     1,925     1,911,178
   Swedbank, Capital Securities
      7.50%(d)(f)                            09/29/49     2,200     2,570,533
   TIAA Global Markets, Senior
      Unsecured Notes
      3.88%(f)                               01/22/08     3,000     3,018,600

16

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)       VALUE
                                           --------   ------   ------------
CORPORATE BONDS (Continued)
Finance (Continued)
   UBS Preferred Funding Trust I,
      Capital Securities
      8.62%(d)                             10/29/49   $  475   $    570,958
   Washington Mutual Finance Corp.,
      Senior Unsecured Notes
      6.25%                                05/15/06    2,750      2,845,807

                                                               ============
                                                                118,196,021
                                                               ------------
Food & Agriculture - 0.9%
   General Mills, Inc., Senior Unsecured
      Notes
      6.45%                                10/15/06    1,270      1,333,805
      5.12%                                02/15/07    5,190      5,350,008
   Nabisco, Inc., Senior Notes
      6.85%                                06/15/05    1,485      1,511,329

                                                               ============
                                                                  8,195,142
                                                               ------------
Insurance - 0.8%
   Aspen Insurance Holdings Ltd.,
      Senior Notes
      6.00%(f)                             08/15/14    2,825      2,850,651
   Marsh & McLennan Cos., Inc., Senior
      Unsecured Notes
      2.19%(d)                             07/13/07    1,400      1,367,852
      5.38%                                07/15/14      545        532,500
   Monumental Global Funding II,
      Senior Secured Notes
      4.38%(f)                             07/30/09    1,075      1,079,859
   UnitedHealth Group, Inc., Unsecured
      Notes
      3.38%                                08/15/07      660        654,942
   WellPoint, Inc., Unsecured Notes
      3.50%                                09/01/07      630        626,507

                                                               ============
                                                                  7,112,311
                                                               ------------
Medical Instruments & Supplies - 0.1%
   Boston Scientific Corp., Senior
      Unsecured Notes
      5.45%                                06/15/14      625        649,279
                                                               ------------
Motor Vehicles - 0.1%
   DaimlerChrysler N.A. Holding Corp.,
      Senior Unsecured Notes
      2.94%(d)                             09/10/07      750        752,588
                                                               ------------
Oil & Gas - 2.2%
   Anadarko Petroleum Corp., Senior
      Unsecured Notes
      3.25%                                05/01/08    1,600      1,572,491
   Atlantic Richfield Co., Debentures
     10.88%                                07/15/05    2,960      3,084,438
   Encana Corp., Senior Unsecured
      Notes
      4.75%                                10/15/13    1,410      1,397,523
   Encana Corp., Unsecured Notes
      4.60%                                08/15/09      175        178,289
   Occidental Petroleum Corp., Senior
      Unsecured Notes
      6.75%                                01/15/12      980      1,110,057
   Ocean Energy, Inc., Senior
      Unsecured Notes
      4.38%                                10/01/07    1,660      1,689,996
   Texas Eastern Transmission LLP,
      Senior Unsecured Notes
      5.25%                                07/15/07    1,590      1,646,079
   Tosco Corp., Senior Notes
      7.62%                                05/15/06   $2,525   $  2,672,308
   Tosco Corp., Senior Unsecured
      Notes
      7.25%                                01/01/07      805        858,751
   Union Pacific Resources, Inc.,
      Debentures
      7.38%                                05/15/06    5,845      6,149,875

                                                               ============
                                                                 20,359,807
                                                               ------------
Pharmaceuticals - 0.6%
   Merck & Co., Inc., Senior Unsecured
      Notes
      4.38%(g)                             02/15/13    1,820      1,776,072
   Merck & Co., Inc., Unsecured Notes
      2.50%                                03/30/07    1,640      1,600,948
   Wyeth, Unsecured Notes
      5.50%                                02/01/14    2,275      2,353,688

                                                               ============
                                                                  5,730,708
                                                               ------------
Publishing & Printing - 0.3%
   News America, Inc., Senior
      Unsecured Notes
      5.30%(f)(g)                          12/15/14    2,550      2,568,615
                                                               ------------
Real Estate - 1.4%
   Avalonbay Communities, Inc., Senior
      Unsecured Notes
      5.00%                                08/01/07    1,380      1,423,139
      6.12%                                11/01/12      760        820,131
   CarrAmerica Realty, Corp., Senior
      Unsecured Notes
      5.12%                                09/01/11    1,265      1,276,524
   EOP Operating LP, Senior Unsecured
      Notes
      6.95%                                03/02/11    2,820      3,166,237
   EOP Operating LP, Unsecured Notes
      4.65%                                10/01/10      765        768,129
   The Rouse Co., Unsecured Notes
      3.62%                                03/15/09      600        565,646
      5.38%                                11/26/13    1,405      1,347,884
   Simon Property Group LP, Senior
      Unsecured Notes
      5.45%                                03/15/13      940        956,441
   Simon Property Group, Inc.,
      Unsecured Notes
      3.75%                                01/30/09    2,550      2,509,595

                                                               ============
                                                                 12,833,726
                                                               ------------
Retail Merchandising - 0.6%
   CVS Corp., Senior Unsecured Notes
      4.00%                                09/15/09    1,145      1,139,618
   Federated Department Stores, Inc.,
      Senior Unsecured Notes
      6.62%                                09/01/08    1,900      2,068,410
   Kroger Co., Senior Unsecured Notes
      6.80%                                04/01/11    1,945      2,191,952

                                                               ============
                                                                  5,399,980
                                                               ------------
Telecommunications - 2.3%
   AT&T Broadband Corp., Unsecured
      Notes
      8.38%                                03/15/13    1,175      1,448,888

                                                                              17

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                             MATURITY     (000)       VALUE
                                           -----------   ------   ------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
   Comcast Cable Communications
      Corp., Senior Notes
      8.38%                                11/05-05/07   $2,440   $  2,564,345
   Comcast Cable Communications
      Corp., Senior Unsecured Notes
      5.50%                                   03/15/11      190        200,746
   Continental Cablevision, Inc., Senior
      Notes
      8.30%                                   05/15/06    1,050      1,115,424
   Cox Communications, Inc., Senior
      Unsecured Notes
      7.75%                                   11/01/10      295        337,922
   MCI, Inc., Senior Unsecured Notes
      5.91%                                   05/01/07      221        226,249
      6.69%                                   05/01/09      171        176,985
   Qwest Corp., Senior Unsecured
      Notes
      8.88%(f)                                03/15/12      340        392,700
   SBC Communications, Inc., Senior
      Unsecured Notes
      5.88%                                   02/01/12    1,285      1,383,951
   SBC Communications, Inc.,
      Unsecured Notes
      4.12%                                   09/15/09    1,900      1,896,532
   TCI Communications, Inc., Senior
      Debentures
      7.88%                                   08/01/13      735        879,457
   Telus Corp., Senior Unsecured Notes
      7.50%                                   06/01/07    2,100      2,280,768
   Verizon New Jersey, Inc., Senior
      Debentures
      5.88%                                   01/17/12    5,015      5,319,962
   Vodafone Group PLC, Senior
      Unsecured Notes
      3.95%                                   01/30/08    2,595      2,613,079
      7.75%                                   02/15/10      280        324,928

                                                                  ============
                                                                    21,161,936
                                                                  ------------
Transportation - 0.5%
   Burlington Northern Santa Fe Corp.,
      Senior Unsecured Notes
      7.88%                                   04/15/07    4,500      4,914,270
                                                                  ------------
Yankee - 3.8%
   Canadian National Railway Co.,
      Senior Unsecured Notes
      4.25%                                   08/01/09    2,075      2,095,168
   Deutsche Telekom International
      Finance BV, Senior Unsecured
      Notes
      8.25%                                   06/15/05    2,415      2,470,447
   Eksportfinans ASA, Unsecured Notes
      4.38%                                   07/15/09    6,550      6,673,992
   Province of British Columbia
      5.38%                                   10/29/08    2,340      2,475,030
   Province of Quebec, Unsecured
      Notes
      5.75%                                   02/15/09    1,355      1,451,594
      5.00%                                   07/17/09    1,740      1,817,554
   Svensk Exportkredit AB, Unsecured
      Notes
      3.50%                                   01/15/08    6,625      6,618,309
   Telecom Italia Capital, Senior
      Unsecured Notes
      4.00%(f)                                01/15/10  $ 1,770   $  1,735,464
      4.95%(f)                                09/30/14    1,250      1,224,674
   Telefonica Europe BV, Senior
      Unsecured Notes
      7.75%                                   09/15/10    2,775      3,254,215
   United Mexican States, Unsecured
      Notes
      10.38%                                  02/17/09    4,850      5,929,125

                                                                  ============
                                                                    35,745,572
                                                                  ------------
TOTAL CORPORATE BONDS
   (Cost $341,565,631)                                             346,204,286
                                                                  ------------
TAXABLE MUNICIPAL BONDS - 1.6%
   Elmhurst, Illinois Sales Tax Revenue
      Bonds, Series 98
      5.62%                                   05/15/10      250        256,118
   New Jersey Economic Development
      Authority State Pension Funding
      Zero Coupon Revenue Bonds,
      Series 97, Class B
      6.94%(e)                                02/15/05    2,900      2,891,068
   New York Sales Tax Asset
      Receivable Corp., Sales Tax
      Revenue Bonds, Series 04-B
      3.38%                                   10/15/09    1,280      1,263,987
   Oregon School Board Taxable
      Pension Deferred Interest Bonds,
      Series A
      1.00%(e)                                06/30/07    2,700      2,469,609
   Port Authority of New York & New
      Jersey Revenue Notes, Series
      04-XX
      3.30%                                   09/15/07    4,200      4,165,644
   Texas Public Finance Authority
      Taxable Revenue Bonds, Series 03
      3.12%                                   06/15/07    2,020      1,996,790
   Wisconsin General Revenue Bonds,
      Series 03-A
      4.80%                                   05/01/13    1,910      1,930,781

                                                                  ============
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $14,906,745)                                               14,973,997
                                                                  ------------
SHORT TERM INVESTMENTS - 3.0%
   Bank of America, Time Deposit
      1.50%(i)                                01/03/05      460        460,011
   Federal Home Loan Bank, Discount
      Notes
      1.00%                                   01/03/05   10,000     10,000,000
   Natexis Banques International,
      Floating Rate Notes
      2.30%(d)(i)                             01/03/05    6,299      6,298,539
   Galileo Money Market Fund                              6,175      6,175,003
   Institutional Money Market Trust(i)                    4,911      4,910,850

                                                                  ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $27,844,403)                                               27,844,403
                                                                  ------------

18

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                               VALUE
                                           ------------
TOTAL INVESTMENTS IN SECURITIES - 101.9%
   (Cost $944,928,497(a))                  $951,738,335

                                    NUMBER OF
                                    CONTRACTS
                                    ---------
PUT SWAPTIONS WRITTEN - 66.6%
   Morgan Stanley, Strike
Price 5.375,
      Expires 10/28/05              (2,470)(h)  (336,978)
   UBS, Strike Price 5.75,
Expires
      09/23/05                      (5,200)(h)   (81,120)

                                                ========
TOTAL PUT SWAPTIONS WRITTEN
   (Premiums received $1,576,835)               (418,098)
                                                --------

LIABILITIES IN EXCESS OF OTHER
   ASSETS -  (1.9)%               (17,631,193)
                                  -----------
NET ASSETS - 100.0%              $933,689,044
                                 ============

----------
(a)  Cost for Federal income tax purposes is $946,085,029. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $12,933,592
     Gross unrealized depreciation                                   (7,280,286)
                                                                    -----------
                                                                     $5,653,306
                                                                    ===========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,980,235 on 307 long U.S. Treasury Note futures contracts, 4 short U.S.
     Treasury Bond futures contracts and 946 short U.S. Treasury Note futures contracts expiring March 2005. The value of such contracts on December 31,
     2004 was $149,749,438, with an unrealized gain of $168,917.
(c)  Securities, or a portion thereof, subject to financing transactions.
(d)  Rates shown are the rates as of December 31, 2004.
(e)  Rates shown are the effective yields as of December 31, 2004.
(f)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 7.5% of its net assets, with a current market value of
     $70,197,217 in securities restricted as to resale.
(g)  Total or partial securities on loan.
(h)  Each swaption contract is equivalent to $10,000 in notional amount.
(i)  Securities purchased with the cash proceeds from securities loaned.

                                                                              19

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        INTERMEDIATE PLUS BOND PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                  NUMBER
                                OF SHARES    VALUE
                                ---------   -------
PREFERRED STOCKS - 0.2%
   Raytheon Co. Trust I 7.00%
   (Cost $42,375)                  800      $41,984
                                            -------

                                                                PAR
                                                  MATURITY     (000)      VALUE
                                                -----------   ------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 47.9%
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      3.01%                                        04/19/07   $  275       273,088
      3.88%                                     11/08-01/09      795       792,912
      4.12%                                        02/24/11      355       349,528
      5.00%                                        10/27/14      100        99,982
   Federal National Mortgage
      Association, Unsecured Notes
      1.75%                                        06/16/06      125       122,575
      2.71%                                        01/30/07      250       247,175
      6.62%                                        09/15/09      200       223,315
      7.25%                                        01/15/10      400       459,720
      7.12%                                        06/15/10      590       678,159
      6.00%                                        05/15/11      170       187,033
      4.75%                                        02/21/13      200       198,794
   Small Business Administration
      Participation Certificates, Series
      96-20E, Class 1
      7.60%                                        05/01/16      135       145,713
   U.S. Treasury Bonds
      10.00%                                       05/15/10      150       153,984
      10.38%(b)                                    11/15/12      640       763,050
      6.00%                                        02/15/26      125       143,188
      6.12%                                        11/15/27      145       169,350
   U.S. Treasury Notes
      2.75%(c)                                     06/30/06    1,700     1,695,418
      2.38%                                        08/31/06      460       455,418
      2.50%                                        10/31/06    1,755     1,738,615
      2.88%                                        11/30/06      775       772,578
      3.00%(c)                                     11/15/07      490       486,976
      3.50%                                        12/15/09      225       223,910
      6.50%                                        02/15/10       70        79,250
      5.75%                                        08/15/10       30        33,029
      4.75%                                        05/15/14       15        15,632
      4.25%                                     08/14-11/14    2,020     2,024,968

                                                                       ===========
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $12,588,929)                                                   12,533,360
                                                                       -----------
MORTGAGE PASS-THROUGHS - 3.9%
   Federal Home Loan Mortgage Corp.
      Gold
      4.50%                                        03/01/10       60        60,789
      3.75%                                        08/01/29       66        67,828
   Federal Home Loan Mortgage Corp.
      Gold ARM
      4.02%(d)                                     03/01/34      185       182,245
   Federal National Mortgage
      Association
      6.00%                                     09/10-08/16      152       159,672
      5.00%                                        01/20/20      100       101,562
   Federal National Mortgage
      Association ARM
      4.34%(d)                                     12/01/33      257       258,991
      4.02%(d)                                     04/01/34      185       185,899

                                                                       ===========
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $1,023,465)                                                     1,016,986
                                                                       -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 1.7%
   Federal National Mortgage
      Association, Series 04-25, Class
      PA
      5.50%                                        10/25/30   $  230   $   238,854
   Federal National Mortgage
      Association, Series 04-36, Class
      BS
      5.50%                                        11/25/30      186       193,250
   Structured Asset Securities Corp.,
      Series 96-CFL, Class X1 (IO)
      1.97%(e)                                     02/25/28      444        23,334

                                                                       ===========
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $466,040)
                                                                           455,438
                                                                       -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 11.2%
   Bear Stearns Alternative Loan Trust,
      Series 04-13, Class A1
      2.79%(d)                                     11/25/34      305       305,000
   Bear Stearns Commercial Mortgage
      Securities, Series 00-WF2, Class
      A2
      7.32%                                        09/15/09      110       125,528
   Chase Commercial Mortgage
      Securities Corp., Series 97-1,
      Class X (IO)
      1.41%(e)                                     04/19/15    3,136        81,956
   Countrywide Alternative Loan Trust,
      Series 04-2CB, Class 4A1
      5.00%                                        03/25/19        1         1,109
   Countrywide Home Loans, Series
      04-29, Class 1A1
      2.69%(d)                                     02/25/35      240       240,000
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 97-C1,
      Class AX (IO)
      1.74%(e)                                     06/20/29    2,500       115,716
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 97-C2,
      Class AX (IO)
      1.16%(e)                                     01/17/35      724        20,626
   Donaldson, Lufkin and Jenrette, Inc.
      Commercial Mortgage Corp.,
      Series 00-CKP1, Class A1B
      7.18%                                        08/10/10      100       113,366
   Donaldson, Lufkin and Jenrette, Inc.
      Commerical Mortgage Corp.,
      Series 98-CF1, Class A1B
      6.41%                                        02/18/31      200       213,613
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                        08/15/36      124       138,314
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 00-C2, Class A2
      7.46%                                        08/16/33      115       132,110
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 97-C1, Class X (IO)
      1.56%(e)                                     07/15/27    1,948        82,512
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 99-C2, Class A2
      6.94%                                        09/15/33      100       110,621

20

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                             MATURITY   (000)      VALUE
                                             --------   -----   ----------
COMMERCIAL MORTGAGE BACKED SECURITIES
   (Continued)
   GSR Mortgage Loan Trust, Series
      03-13, Class 1A1
      4.52%(d)                               10/25/33    $219   $  214,238
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 03-C7,
      Class A3
      4.56%(d)                               09/15/27     110      110,994
   Morgan Stanley Capital I, Inc., Series
      97-HF1, Class X (IO)
      1.00%(e)                               07/15/29     523       12,905
   Morgan Stanley Capital I, Inc., Series
      03-T11, Class A2
      4.34%                                  06/13/41      80       80,499
   MortgageIT Trust, Series 04-1, Class
      A1
      2.81%(d)                               11/25/34     387      388,231
   Structured Mortgage Loan Trust,
      Series 04-13, Class A2
      2.72%(d)                               09/25/34     212      212,058
   Wells Fargo Mortgage-Backed
      Securities Trust, Series 04-5, Class
      A1
      4.54%(d)                               06/25/34     218      219,784

                                                                ==========
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $2,936,744)                                             2,919,180
                                                                ----------
ASSET BACKED SECURITIES - 7.1%
   American Express Master Trust,
      Series 02-1, Class A
      2.47%(d)                               12/15/05     300      300,018
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                  06/15/10     175      173,539
   Citibank Credit Card Issuance Trust,
      Series 03-A3, Class A3
      3.10%                                  03/10/10     125      122,793
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                  01/20/09     225      221,150
   Discover Card Master Trust I, Series
      01-2, Class A
      2.56%(d)                               07/15/08     250      250,366
   Green Tree Financial Corp., Series
      99-2, Class A3
      6.08%                                  12/01/30     133      136,089
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%                                  09/15/09     175      171,965
   Nissan Auto Receivables Owner
      Trust, Series 03-C
      2.23%                                  03/15/07     225      223,675
   Sallie Mae Student Loan Trust,
      Series 01-4, Class A1
      2.15%(d)                               01/25/11       3        3,420
   Standard Credit Card Master Trust I,
      Series 94-2, Class A
      7.25%                                  04/07/08     235      246,655

                                                                ==========
TOTAL ASSET BACKED SECURITIES
   (Cost $1,858,527)                                             1,849,670
                                                                ----------
CORPORATE BONDS - 34.3%
Aerospace - 0.3%
   BE Aerospace, Inc., Senior Notes
      8.50%                                  10/01/10       5        5,512
   Northrop Grumman Corp., Senior
      Unsecured Notes
      4.08%                                  11/16/06    $ 35   $   35,376
      7.12%                                  02/15/11      30       34,428
   Raytheon Co., Senior Unsecured
      Notes
      4.50%                                  11/15/07       7        7,147

                                                                ==========
                                                                    82,463
                                                                ----------
Banks - 7.7%
   Bank of America Corp., Senior
      Unsecured Notes
      5.25%                                  02/01/07      75       77,641
      3.88%                                  01/15/08     280      282,184
      3.25%                                  08/15/08      75       73,721
   Bank of America Corp., Subordinated
      Notes
      7.80%                                  02/15/10       5        5,814
   Bank One N.A., Senior Bank Notes
      5.50%                                  03/26/07      50       52,354
   Depfa ACS Bank, Senior Notes
      3.62%                                  10/29/08     150      149,157
   Firstar Bank N.A., Subordinated
      Notes
      7.80%(d)                               07/05/10      25       25,569
   FleetBoston Financial Corp., Senior
      Notes
      3.85%                                  02/15/08      20       20,093
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.25%                                  05/30/07     290      301,482
      3.62%                                  05/01/08     100       99,291
   J.P. Morgan Chase & Co.,
      Subordinated Notes
      7.12%                                  06/15/09      25       27,815
   SunTrust Banks, Inc., Senior
      Unsecured Notes
      3.62%                                  10/15/07      70       69,975
      4.00%                                  10/15/08      40       40,369
   U.S. Bancorp, Senior Unsecured
      Notes
      3.95%                                  08/23/07     215      217,221
   U.S. Central Credit Union, Unsecured
      Notes
      2.75%                                  05/30/08      65       62,962
   Wachovia Corp., Senior Notes
      3.50%                                  08/15/08     115      113,742
   Wachovia Corp., Unsecured Notes
      3.62%                                  02/17/09      25       24,698
   Wells Fargo & Co., Senior Unsecured
      Notes
      5.90%                                  05/21/06     100      103,645
      2.59%(d)                               09/15/09     205      205,062
      4.20%                                  01/15/10     100      100,467

                                                                ==========
                                                                 2,053,262
                                                                ----------
Beverages & Bottling - 0.1%
   Cadbury Schweppes PLC,
      Unsecured Notes
      3.88%(f)                               10/01/08      35       34,867
                                                                ----------

                                                                              21

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                            MATURITY   (000)     VALUE
                                            --------   -----   --------
CORPORATE BONDS (Continued)
Broadcasting - 0.2%
   Charter Communications Holdings
      LLC, Senior Unsecured Notes
      10.75%                                10/01/09    $ 30   $ 27,337
   Cox Communications, Inc., Senior
      Unsecured Notes
      7.12%                                 10/01/12      25     28,022

                                                               ========
                                                                 55,359
                                                               --------
Chemicals - 0.0%
   Nalco Co., Senior Unsecured Notes
      7.75%                                 11/15/11      10     10,762
                                                               --------
Construction - 0.1%
   D.R. Horton, Inc., Senior Unsecured
      Notes
      7.88%                                 08/15/11      10     11,450
   Ryland Group, Inc., Senior
      Unsecured Notes
      8.00%                                 08/15/06      10     10,700

                                                               ========
                                                                 22,150
                                                               --------
Containers - 0.1%
   Crown Holdings, Inc., Senior Secured
      Notes
      9.50%                                 03/01/11      15     17,100
                                                               --------
Energy & Utilities - 1.4%
   AES Corp., Senior Secured Notes
      8.75%                                 05/15/13      10     11,375
   Dominion Resources, Inc., Senior
      Unsecured Notes
      3.66%                                 11/15/06      50     50,086
      5.70%                                 09/17/12      55     58,234
   Exelon Generation Corp., Senior
      Unsecured Notes
      6.75%                                 05/01/11      10     11,186
   Florida Power Corp., First Mortgage
      Bonds
      6.65%                                 07/15/11      25     27,800
   Midwest Generation LLC, Senior
      Secured Notes
      8.75%                                 05/01/34      35     39,725
   National Waterworks, Inc., Senior
      Subordinated Notes, Series B
      10.50%                                12/01/12       5      5,600
   Ohio Edison Co., Senior Unsecured
      Notes
      5.45%                                 05/01/15      25     25,147
   Reliant Energy, Inc., Senior Secured
      Notes
      6.75%                                 12/15/14       5      5,000
   Reliant Resources, Inc., Senior
      Secured Notes
      9.25%                                 07/15/10      25     28,000
   Texas Genco LLC, Senior Unsecured
      Notes
      6.88%(f)                              12/15/14      10     10,338
   TXU Corp., Senior Unsecured Notes
      4.80%(f)                              11/15/09     100    100,179

                                                               ========
                                                                372,670
                                                               --------
Entertainment & Leisure - 0.4%
   MGM Mirage, Inc., Senior Notes
      6.00%                                 10/01/09       5      5,126
   Time Warner, Inc., Senior Unsecured
      Notes
      6.88%                                 05/01/12    $ 65   $ 73,865
   Turner Broadcasting Corp., Senior
      Notes
      8.38%                                 07/01/13      15     18,482

                                                               ========
                                                                 97,473
                                                               --------
Finance - 12.4%
   American Honda Finance Corp.,
      Senior Unsecured Notes
      4.50%(f)                              05/26/09      50     51,108
   Archstone-Smith Trust, Senior
      Unsecured Notes
      5.62%                                 08/15/14      25     25,939
   ASIF Global Finance, Unsecured
      Notes
      3.90%(f)                              10/22/08     235    234,953
   Charter Communications Holdings II,
      Unsecured Notes
      10.25%                                09/15/10      45     47,700
   CitiFinancial, Unsecured Notes
      6.75%                                 07/01/07      75     80,737
   Citigroup, Inc., Senior Unsecured
      Notes
      5.75%                                 05/10/06      55     56,796
      3.50%                                 02/01/08     205    204,260
      6.20%                                 03/15/09      35     38,038
   Citigroup, Inc., Subordinated Notes
      6.38%                                 11/15/08      30     32,660
   Citigroup, Inc., Unsecured Notes
      3.62%                                 02/09/09     145    143,965
   Conoco Global Funding Co., Senior
      Unsecured Notes
      6.35%                                 10/15/11      25     27,867
   Devon Financing Corp., Senior
      Unsecured Notes
      6.88%                                 09/30/11      35     39,640
   Diageo Capital PLC
      3.38%                                 03/20/08      50     49,526
   EOP Operating LP, Unsecured Notes
      4.75%                                 03/15/14      55     53,205
   First Data Corp., Unsecured Notes
      3.90%                                 10/01/09      25     24,876
   General Electric Capital Corp., Senior
      Unsecured Notes
      5.00%                                 06/15/07     225    232,586
      4.25%                                 01/15/08     160    162,533
   General Electric Capital Corp.,
      Unsecured Notes
      3.50%                                 08/15/07      50     49,920
      2.22%(d)                              07/28/08      75     75,065
      3.60%                                 10/15/08      10      9,891
      4.38%                                 11/21/11      10      9,941
   General Motors Acceptance Corp.,
      Senior Unsecured Notes
      6.88%                                 09/15/11      55     56,266
      6.75%                                 12/01/14      25     25,034
   General Motors Acceptance Corp.,
      Unsecured Notes
      5.62%                                 05/15/09      80     79,904

22

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                            MATURITY   (000)      VALUE
                                            --------   -----   ----------
CORPORATE BONDS (Continued)
Finance (Continued)
   The Goldman Sachs Group, Inc.,
      Senior Unsecured Notes
      6.88%                                 01/15/11    $110   $  124,562
   Household Finance Corp.
      4.62%                                 01/15/08      60       61,436
      6.38%                                 11/27/12      40       44,280
   Household Finance Corp., Senior
      Notes
      6.45%                                 02/01/09      20       21,737
   Household Finance Corp., Senior
      Unsecured Notes
      7.00%                                 05/15/12      25       28,549
   Household Finance Corp., Unsecured
      Notes
      4.12%                                 12/15/08     200      200,796
   HSBC Finance Corp., Senior
      Unsecured Notes
      6.75%                                 05/15/11      10       11,222
   MassMutual Global Funding II,
      Senior Secured Notes
      2.55%(f)                              07/15/08      35       33,589
   Nationwide Building Society, Senior
      Unsecured Notes
      3.50%(f)                              07/31/07      50       49,795
   New York Life Global Funding,
      Unsecured Notes
      3.88%(f)                              01/15/09      45       44,754
   NiSource Finance Corp., Unsecured
      Notes
      2.92%(d)                              11/23/09      75       74,977
   Principal Life Global Funding I,
      Unsecured Notes
      3.62%(f)                              04/30/08      90       89,168
   Protective Life Secured Trust,
      Secured Notes
      3.70%                                 11/24/08      25       24,746
   Prudential Funding LLC, Senior
      Unsecured Notes
      6.60%(f)                              05/15/08     125      135,674
   Qwest Capital Funding, Inc., Senior
      Unsecured Notes
      7.00%                                 08/03/09      35       34,738
   Refco Finance Holdings, LLC, Senior
      Subordinated Notes
      9.00%(f)                              08/01/12      10       10,900
   SLM Corp., Senior Unsecured Notes
      3.62%                                 03/17/08     200      199,040
      2.31%(d)                              07/25/08      15       15,015
      5.12%                                 08/27/12      30       30,845
   TCI Communications Financing Co.,
      Capital Securities
      9.65%                                 03/31/27      25       28,914
   TIAA Global Markets, Senior
      Unsecured Notes
      3.88%(f)                              01/22/08     145      145,899
   UBS Preferred Funding Trust I,
      Capital Securities
      8.62%(d)                              10/29/49      10       12,020

                                                               ==========
                                                                3,235,066
                                                               ----------
Food & Agriculture - 0.5%
   General Mills, Inc., Senior Unsecured
      Notes
      6.45%                                 10/15/06    $115   $  120,777
      5.12%                                 02/15/07      20       20,617

                                                               ==========
                                                                  141,394
                                                               ----------
Industrial - 0.1%
   Osprey Trust/Osprey I, Inc., Senior
      Secured Notes
      0.13%(e)(f)(g)                        01/15/49      50       21,000
                                                               ----------
Insurance - 0.7%
   Aspen Insurance Holdings Ltd.,
      Senior Notes
      6.00%(f)                              08/15/14      70       70,636
   Marsh & McLennan Cos., Inc., Senior
      Unsecured Notes
      2.19%(d)                              07/13/07      40       39,082
      5.38%                                 07/15/14      15       14,656
   Monumental Global Funding II,
      Senior Secured Notes
      4.38%(f)                              07/30/09      25       25,113
   UnitedHealth Group, Inc., Unsecured
      Notes
      3.38%                                 08/15/07      20       19,847
   WellPoint, Inc., Unsecured Notes
      3.50%                                 09/01/07      20       19,888

                                                               ==========
                                                                  189,222
                                                               ----------
Manufacturing - 0.3%
   Briggs & Stratton Corp., Senior
      Unsecured Notes
      8.88%                                 03/15/11      20       24,301
   International Steel Group, Inc.,
      Senior Unsecured Notes
      6.50%                                 04/15/14      15       16,125
   Lockheed Martin Tactical Systems,
      Inc., Senior Debentures
      7.00%                                 09/15/23      30       34,172

                                                               ==========
                                                                   74,598
                                                               ----------
Medical Instruments & Supplies - 0.1%
   Bio-Rad Laboratories, Inc., Senior
      Subordinated Notes
      6.12%(f)                              12/15/14      10       10,075
   Boston Scientific Corp., Senior
      Unsecured Notes
      5.45%                                 06/15/14      15       15,583
   Fisher Scientific International, Inc.,
      Senior Subordinated Notes
      6.75%(f)                              08/15/14       5        5,362

                                                               ==========
                                                                   31,020
                                                               ----------
Metal & Mining - 0.0%
   TRIMAS Corp., Senior Subordinated
      Notes
      9.88%                                 06/15/12       5        5,300
                                                               ----------

                                                                              23

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                     PAR
                                         MATURITY   (000)     VALUE
                                         --------   -----   --------
CORPORATE BONDS (Continued)
Motor Vehicles - 0.2%
   DaimlerChrysler N.A. Holding Corp.,
      Senior Unsecured Notes
      2.94%(d)                           09/10/07    $ 50   $ 50,172
                                                            --------
Oil & Gas - 0.5%
   Chesapeake Energy Corp., Senior
      Unsecured Notes
      6.38%(f)                           06/15/15       5      5,162
   Consolidated Natural Gas Co.,
      Senior Unsecured Notes
      5.38%                              11/01/06      30     30,991
   El Paso Production Holding Co.,
      Senior Notes
      7.75%                              06/01/13      20     21,000
   Hanover Equipment Trust, Senior
      Secured Notes
      8.75%(d)                           09/01/11      10     10,900
   Occidental Petroleum Corp., Senior
      Unsecured Notes
      6.75%                              01/15/12      35     39,645
   Transcontinental Gas Pipe Line
      Corp., Senior Notes
      8.88%                              07/15/12       5      6,088
   The Williams Cos., Inc., Senior
      Unsecured Notes
      8.12%                              03/15/12      10     11,575

                                                            ========
                                                             125,361
                                                            --------
Paper & Forest Products - 0.1%
   Georgia-Pacific Corp., Senior
      Unsecured Notes
      8.00%                              01/15/24      25     29,250
                                                            --------
Pharmaceuticals - 0.5%
   Merck & Co., Inc., Senior Unsecured
      Notes
      5.25%                              07/01/06      25     25,624
      4.38%                              02/15/13      35     34,155
   Merck & Co., Inc., Unsecured Notes
      2.50%                              03/30/07      25     24,405
   Wyeth, Unsecured Notes
      5.50%                              02/01/14      50     51,729

                                                            ========
                                                             135,913
                                                            --------
Publishing & Printing - 0.2%
   News America, Inc., Senior
      Unsecured Notes
      5.30%(f)                           12/15/14      50     50,365
                                                            --------
Railroad & Shipping - 0.2%
   Burlington Northern Santa Fe Corp.,
      Debentures
      7.29%                              06/01/36      40     48,977
                                                            --------
Real Estate - 0.9%
   Avalonbay Communities, Inc., Senior
      Unsecured Notes
      6.12%                              11/01/12      20     21,582
   CPG Partners, LP, Unsecured Notes
      3.50%                              03/15/09     115    110,687
   ERP Operating LP, Unsecured Notes
      5.20%                              04/01/13      55     55,794
   The Rouse Co., Unsecured Notes
      3.62%                              03/15/09      40     37,710

                                                            ========
                                                             225,773
                                                            --------
Retail Merchandising - 0.4%
   CVS Corp., Senior Unsecured Notes
      4.00%                              09/15/09    $ 30   $ 29,859
   Federated Department Stores, Inc.,
      Senior Unsecured Notes
      6.30%                              04/01/09      20     21,645
   Kroger Co., Senior Unsecured Notes
      6.80%                              04/01/11      50     56,348

                                                            ========
                                                             107,852
                                                            --------
Semiconductors & Related Devices - 0.1%
   Freescale Semiconductor, Inc.,
      Senior Unsecured Notes
      4.82%(d)                           07/15/09       5      5,200
      6.88%                              07/15/11       5      5,375
      7.12%                              07/15/14       5      5,425
  Magnachip Semiconductor, Senior
    Secured Notes
    5.76%(d)(f)                          12/15/11       5      5,131

                                                            ========
                                                              21,131
                                                            --------
Telecommunications - 2.0%
   AT&T Broadband Corp., Unsecured
      Notes
      8.38%                              03/15/13      95    117,144
   Cincinnati Bell, Inc., Senior
      Subordinated Notes
      8.38%                              01/15/14      10     10,125
   Comcast Cable Communications
      Corp., Senior Unsecured Notes
      6.38%                              01/30/06       5      5,160
      5.50%                              03/15/11      10     10,567
   CSC Holdings, Inc., Senior
      Unsecured Notes
      6.75%(f)                           04/15/12      15     15,412
   Echostar DBS Corp., Senior
      Unsecured Notes
      6.62%(f)                           10/01/14      10     10,150
   MCI, Inc., Senior Unsecured Notes
      5.91%                              05/01/07       8      8,190
      6.69%                              05/01/09       8      8,280
   Nextel Communications, Inc., Senior
      Notes
      5.95%                              03/15/14      10     10,350
   SBC Communications, Inc.,
      Unsecured Notes
      4.12%                              09/15/09     125    124,772
   TCI Communications, Inc., Senior
      Debentures
      7.88%                              08/01/13       5      5,983
   Verizon New Jersey, Inc., Senior
      Debentures
      5.88%                              01/17/12     140    148,513
   Vodafone Group PLC, Senior
      Unsecured Notes
      7.75%                              02/15/10      35     40,616

                                                            ========
                                                             515,262
                                                            --------
Transportation - 0.1%
   Overseas Shipholding Group, Inc.,
      Senior Unsecured Notes
      7.50%                              02/15/24      15     15,300
                                                            --------

24

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  INTERMEDIATE PLUS BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                      PAR
                                           MATURITY   (000)      VALUE
                                           --------   -----   ----------
CORPORATE BONDS (Continued)
Waste Management - 0.2%
   Allied Waste N.A., Inc., Senior Notes
      8.88%                                04/01/08    $ 15   $   16,051
   Allied Waste N.A., Inc., Senior
      Secured Notes
      8.50%                                12/01/08      25       26,562
   Allied Waste N.A., Inc., Senior
      Unsecured Notes
      9.25%                                09/01/12       5        5,412

                                                              ==========
                                                                  48,025
                                                              ----------
Yankee - 4.5%
   Canadian National Railway Co.,
      Senior Unsecured Notes
      4.25%                                08/01/09      40       40,389
   Eksportfinans ASA, Unsecured Notes
      4.38%                                07/15/09     240      244,543
   Elan Finance PLC, Unsecured Notes
      7.75%(f)                             11/15/11      10       10,700
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.12%(f)                             01/12/07      50       49,631
      3.50%                                11/30/07      30       29,896
   Ispat Inland ULC, Senior Secured
      Notes
      9.75%                                04/01/14       7        8,645
   OAO Gazprom, Unsecured Notes
      9.62%                                03/01/13      40       47,300
   Province of Quebec, Unsecured
      Notes
      5.00%                                07/17/09      95       99,234
   Republic of Colombia, Senior
      Unsecured Notes
      9.75%                                04/09/11      90      103,699
   Svensk Exportkredit AB, Unsecured
      Notes
      3.50%                                01/15/08     175      174,823
   Telecom Italia Capital, Senior
      Unsecured Notes
      4.00%(f)                             01/15/10      40       39,220
      4.95%(f)                             09/30/14      25       24,493
   Telefonica Europe BV, Senior
      Unsecured Notes
      7.75%                                09/15/10     115      134,859
   Tyco International Group SA, Senior
      Unsecured Notes
      6.12%                                11/01/08      25       26,851
   United Mexican States
      8.12%                                12/30/19      20       23,560
   United Mexican States, Senior
      Unsecured Notes
      8.38%                                01/14/11      15       17,625
      8.00%                                09/24/22      60       69,210
   United Mexican States, Unsecured
      Notes
      4.62%                                10/08/08      25       25,289

                                                              ==========
                                                               1,169,967
                                                              ----------
TOTAL CORPORATE BONDS
   (Cost $8,954,211)                                           8,987,054
                                                              ----------
FOREIGN BONDS - 0.7%
   Government of New Zealand
      6.00%
   (Cost $176,836)                         11/15/11     250      180,588
                                                              ----------

TAXABLE MUNICIPAL BONDS - 0.8%
   New York Sales Tax Asset
      Receivables Corp., Series 04-B
      3.38%                                10/15/08    $ 35   $   34,669
   Port Authority of New York & New
      Jersey Revenue Notes, Series
      04-XX
      3.30%                                09/15/07     125      123,978
   Wisconsin General Revenue Bonds,
      Series 03-A
      4.80%                                05/01/13      50       50,544

                                                              ==========
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $210,136)                                               209,191
                                                              ----------
SHORT TERM INVESTMENTS - 0.2%
   Galileo Money Market Fund
   (Cost $53,379)                                        53       53,378
                                                              ----------

TOTAL INVESTMENTS IN SECURITIES - 108.0%
   (Cost $28,310,642(a))                   28,246,829

                                 NUMBER OF
                                 CONTRACTS
                                 ---------
PUT OPTIONS WRITTEN - 100.0%
   Deutsche Bank, Strike
Price 4.8,
   Expires 07/18/05
   (Premiums received $18,600)    (200)(h)   (21,220)
                                             -------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (8.0)%
   (including $2,185,629 of
   payable for financing transactions)    (2,080,605)
                                         -----------

NET ASSETS - 100.0%                      $26,145,004
                                         ===========

----------
(a)  Cost for Federal income tax purposes is $28,322,467. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                     $ 64,752
     Gross unrealized depreciation                                     (140,390)
                                                                       --------
                                                                       $(75,638)
                                                                       ========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $120,545 on 8 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $985,938, with an unrealized gain of $134.
(c)  Securities, or a portion thereof, subject to financing transactions.
(d)  Rates shown are the rates as of December 31, 2004.
(e)  Rates shown are the effective yields as of December 31, 2004.
(f)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 4.9% of its net assets, with a market value of
     $1,283,674 in securities restricted as to resale.
(g)  Non-income producing security. Security in Default.
(h)  Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              25

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        CORE BOND TOTAL RETURN PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                PAR
                                                 MATURITY      (000)        VALUE
                                               -----------   --------   -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.0%
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      3.50%                                       04/01/08   $  9,700    $  9,644,894
      3.88%                                       01/12/09      6,170       6,143,407
      4.75%                                       12/08/10     13,410      13,477,761
      4.12%                                       02/24/11     29,480      29,025,595
      4.62%                                       05/28/13      7,375       7,214,974
      6.35%                                       10/15/23     10,763      11,220,740
   Federal National Mortgage
      Association, Unsecured Notes
      1.75%                                       06/16/06      4,175       4,093,992
      2.71%                                       01/30/07     14,300      14,138,424
      2.35%                                       04/05/07      3,985       3,901,737
      6.62%                                       09/15/09      9,520      10,629,784
      6.00%                                       05/15/11     20,795      22,878,597
   Overseas Private Investment Co.
      4.09%                                       05/29/12        316         296,694
      4.30%                                       05/29/12        881         846,518
      4.64%                                       05/29/12        655         640,517
      4.68%                                       05/29/12        370         356,843
      4.87%                                       05/29/12      2,788       2,758,631
      5.40%                                       05/29/12      3,465       3,545,770
      5.46%                                       05/29/12        397         402,968
      5.79%                                       05/29/12        700         719,962
      5.88%(b)                                    05/29/12        373         383,403
      5.94%                                       05/29/12      1,328       1,382,151
      5.95%                                       05/29/12        378         395,409
      6.10%                                       05/29/12        446         466,082
      6.81%                                       05/29/12        535         563,504
      6.89%                                       05/29/12      4,268       4,548,689
      6.91%                                       05/29/12      1,434       1,495,979
      7.35%                                       05/29/12        384         409,077
   Resolution Funding Corp., Strip
      Bonds
      6.29%(c)                                    07/15/18      2,850       1,451,877
      6.30%(c)                                    10/15/18      2,850       1,429,950
   Small Business Administration
      Participation Certificates, Series
      92-20H, Class 1
      7.40%                                       08/01/12         51          54,431
   Small Business Administration
      Participation Certificates, Series
      96-20J, Class 1
      7.20%                                       10/01/16      1,303       1,394,369
   Small Business Administration
      Participation Certificates, Series
      97-20B, Class 1
      7.10%                                       02/01/17      1,479       1,581,977
   Small Business Investment Cos.
      Pass-Through, Series 97-P10C,
      Class 1
      6.85%                                       08/01/07      1,771       1,865,107
   Small Business Investment Cos.
      Pass-Through, Series 97-P10D,
      Class 1
      6.51%                                       11/10/07         87          90,974
   Small Business Investment Cos.
      Pass-Through, Series 03-10A,
      Class 1
      4.63%                                       03/10/13     10,625      10,650,404
   U.S. Treasury Bonds
      10.38%(d)                                   11/15/12   $ 36,300    $ 43,279,256
      12.00%                                      08/15/13     20,130      25,944,108
      8.12%                                       08/15/19     17,610      24,036,276
      8.50%(d)                                    02/15/20     33,165      46,806,693
      8.00%                                       11/15/21      8,320      11,420,822
      6.00%                                       02/15/26     41,035      47,005,921
      6.75%(d)(e)                                 08/15/26     30,565      38,125,069
      6.12%                                       11/15/27     30,090      35,143,014
      5.50%                                       08/15/28     16,495      17,853,264
      5.38%                                       02/15/31     83,950      90,777,486
   U.S. Treasury Notes
      2.38%                                       08/31/06     12,870      12,741,802
      2.50%                                       09/30/06     53,420      52,958,825
      3.00%(f)                                    11/15/07     85,440      84,912,664
      3.38%                                       10/15/09     30,695      30,392,838
      3.50%                                    11/09-12/09     91,470      91,035,332
      4.88%                                       02/15/12     34,435      36,396,177
      4.25%                                       08/15/14     38,570      38,655,895

                                                                         ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $894,326,937)
                                                                          897,586,633
                                                                         ------------
MORTGAGE PASS-THROUGHS - 23.8%
   Federal Home Loan Mortgage Corp.
      Gold
      4.00%                                    07/10-05/19     10,279      10,233,978
      5.50%                                    03/11-09/33     23,751      24,538,239
      6.00%                                    04/11-01/35     25,057      26,261,866
      4.50%                                       10/01/19        991         988,548
      8.00%                                    11/22-10/25         25          27,501
      7.00%                                    03/25-05/31        352         373,539
      7.50%                                    07/26-05/30          9           9,481
      6.50%                                    12/28-01/35      2,607       2,736,747
      5.00%                                    12/33-01/35     20,786      20,638,249
   Federal National Mortgage
      Association
      6.50%                                    06/08-01/35     85,808      90,004,321
      7.00%                                    11/08-08/32     13,310      14,102,650
      5.50%                                    02/09-01/35     98,416     101,590,745
      8.00%                                    10/09-05/22         25          26,558
      6.00%                                    09/11-01/35     64,292      66,681,655
      4.00%                                    06/14-12/19     38,538      37,676,963
      4.50%                                    12/17-01/35     25,849      25,121,792
      5.00%                                    06/18-01/35    129,380     130,237,294
      7.50%                                       09/01/22          4           3,972
   Federal National Mortgage
      Association ARM
      6.50%(g)                                    01/01/31      7,217       7,310,206
   Government National Mortgage
      Association
      7.00%                                    03/13-02/33      5,930       6,308,371
      6.00%                                    11/14-09/34     30,917      32,090,753
      9.00%                                       07/15/18          7           7,628
      7.50%                                    05/23-01/35          6           6,627
      6.50%                                    03/24-04/31      1,870       1,974,448
      5.50%                                    12/32-01/35     13,612      13,940,649

26

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                            PAR
                                               MATURITY    (000)       VALUE
                                               --------   -------   ------------
MORTGAGE PASS-THROUGHS (Continued)
   MLCC Mortgage Investors, Inc.,
      Series 95-C2 (IO)
      10.40%(c)                                06/15/21   $ 9,215   $    161,902

                                                                    ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $603,000,982)                                               613,054,682
                                                                    ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 3.9%
   Federal Home Loan Mortgage Corp.,
      Series 2529, Class MB
      5.00%                                    11/15/17     8,292      8,442,693
   Federal Home Loan Mortgage Corp.,
      Series 1361, Class I
      6.00%                                    09/15/07       634        644,041
   Federal Home Loan Mortgage Corp.,
      Series 2594, Class TV
      5.50%                                    03/15/14     7,508      7,783,143
   Federal Home Loan Mortgage Corp.,
      Series 2864, Class NA
      5.50%                                    01/15/31    13,200     13,672,956
   Federal National Mortgage
      Association Strip Notes, Series
      329, Class 1 (PO)
      3.80%(c)                                 01/01/33    11,008      8,906,041
   Federal National Mortgage
      Association, Series 96-48, Class Z
      7.00%                                    11/25/26     5,462      5,752,659
   Federal National Mortgage
      Association, Series 04-28, Class
      PB
      6.00%                                    08/25/28    16,143     16,637,912
   Federal National Mortgage
      Association, Series 04-88, Class
      HA
      6.50%                                    07/25/34    11,909     12,625,366
   Federal National Mortgage
      Association, Series 04-99, Class
      A0
      5.50%                                    06/25/34    13,589     13,988,177
   Federal National Mortgage
      Association, Series 05-3, Class AR
      5.50%                                    01/31/35    10,395     10,797,806
   Salomon Brothers Mortgage
      Securities VI, Series 87-1 (IO)
      7.00%(c)                                 02/17/17       263         70,080
   Salomon Brothers Mortgage
      Securities VI, Series 87-1 (PO)
      7.00%(c)                                 02/17/17       275        253,935
   Salomon Brothers Mortgage
      Securities VI, Series 87-2 (IO)
      7.00%(c)                                 03/06/17       235         65,748
   Salomon Brothers Mortgage
      Securities VI, Series 87-2 (PO)
      7.00%(c)                                 03/06/17       235        214,138
   Salomon Brothers Mortgage
      Securities, Series 87-3, Class A
      (PO)
      12.50%(c)                                10/23/17       119        109,265
   Structured Asset Securities Corp.,
      Series 96-CFL, Class X1 (IO)
      12.60%(c)                                02/25/28     7,889        414,175

                                                                    ============
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $101,703,207)                                               100,378,135
                                                                    ------------

COMMERCIAL MORTGAGE BACKED SECURITIES - 8.5%
   Bank of America Alternative Loan
      Trust, Series 04-6, Class 4A1
      5.00%                                    07/25/19   $ 9,246   $  9,224,590
   Bear Sterns Commercial Mortgage
      Securites, Inc., Series 04-PWR6,
      Class A6
      4.82%                                    11/11/41    14,200     14,195,562
   Chase Commercial Mortgage
      Securities Corp., Series 97-1,
      Class X (IO)
      8.69%(c)                                 04/19/15    33,310        870,454
   Chase Commercial Mortgage
      Securities Corp., Series 99-2,
      Class A2
      7.20%                                    01/15/32    10,105     11,381,608
   Citigroup Mortgage Loan Trust, Inc.,
      Series 03-UP3, Class A2
      7.00%                                    09/25/33     6,419      6,721,803
   Countrywide Alternative Loan Trust,
      Series 04-27CB, Class A1
      6.00%                                    12/25/34    17,069     17,535,236
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 97-C1,
      Class AX (IO)
      8.60%(c)                                 06/20/29    41,223      1,907,815
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 97-C2,
      Class AX (IO)
      8.32%(c)                                 01/17/35    13,959        397,934
   Federal National Mortgage
      Association, Series 03-16, Class
      BC
      5.00%                                    03/25/18     3,760      3,780,436
   First Union Commercial Mortgage
      Trust, Series 97-C1, Class D
      7.50%                                    04/18/29        50         54,179
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                    08/15/36    12,356     13,796,841
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 00-C2, Class A2
      7.46%                                    08/16/33    11,470     13,176,523
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 97-C1, Class X (IO)
      8.26%(c)                                 07/15/27    39,495      1,672,821
   General Motors Acceptance Corp.,
      Commercial Mortgage Securities,
      Inc., Series 03-C3, Class A3
      4.65%                                    04/10/40     1,840      1,861,715
   Goldman Sachs Mortgage Securities
      Corp. II, Series 98-C1, Class A3
      6.14%                                    10/18/30     6,773      7,208,514
   GSR Mortgage Loan Trust, Series
      03-10, Class 2A1
      4.48%(g)                                 10/25/33     8,644      8,455,316
   GSR Mortgage Loan Trust, Series
      03-13, Class 1A1
      4.52%(g)                                 10/25/33    18,005     17,623,444

                                                                              27

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                                 PAR
                                                    MATURITY    (000)       VALUE
                                                    --------   -------   -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
   Lehman Brothers Commercial
      Conduit Mortgage Trust, Series
      98-C4, Class X (IO)
      9.77%(c)                                      09/15/23   $15,966   $    357,080
   Lehman Brothers Commercial
      Conduit Mortgage Trust, Series
      99-C2, Class A1
      7.10%                                         10/15/32       864        904,264
   Lehman Brothers Commercial
      Conduit Mortgage Trust, Series
      99-C2, Class A2
      7.32%                                         10/15/32        85         95,567
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 00-C5,
      Class A1
      6.41%                                         01/15/10    10,606     11,217,910
   Master Resecuritization Trust, Series
      03-1
      5.00%                                         03/28/32     3,354      3,338,192
   Master Resecuritization Trust, Series
      03-3
      4.25%                                         01/28/33     3,514      3,467,494
   Merrill Lynch Mortgage Investors,
      Inc., Series 03-KEY1, Class A4
      5.24%                                         11/12/35     7,100      7,344,913
   Morgan Stanley Capital Investments,
      Series 99-FNV1, Class A2
      6.53%                                         03/15/31    10,415     11,324,621
   Paine Webber Mortgage Acceptance
      Corp., Series 99-C1, Class A2
      6.82%                                         04/15/09        81         88,445
   Residential Accredit Loans, Inc.,
      Series 99-QS8, Class A1
      6.50%                                         06/25/14     3,191      3,236,745
   Summit Mortgage Trust, Series 00-1,
      Class B1
      6.04%(g)                                      12/28/12       170        169,573
   Union Planters Mortgage Finance
      Corp., Series 99-1, Class A1
      6.25%                                         04/01/29       160        160,751
   Wachovia Bank Commercial
      Mortgage Trust, Series 03, Class
      C6
      5.12%                                         08/15/35    18,000     18,494,186
   Wells Fargo Mortgage-Backed
      Securities Trust, Series 04-K,
      Class 1A2
      4.49%(g)                                      07/25/34    28,818     28,558,776

                                                                         ============
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $218,596,753)                                                    218,623,308
                                                                         ------------
CERTIFICATE OF DEPOSIT - 0.4%
   State Street Bank & Trust Co.,
      Deposit Notes
      2.41%(g)                                      12/11/06     5,525      5,521,685
   SunTrust Banks, Inc., Deposit Notes
      4.42%                                         06/15/09     3,795      3,849,952

                                                                         ============
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $9,317,871)                                                        9,371,637
                                                                         ------------
ASSET BACKED SECURITIES - 7.0%
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                         06/15/10    18,875     18,717,394
   Citibank Credit Card Issuance Trust,
      Series 03-A6, Class A6
      2.90%                                         05/17/10   $17,060   $ 16,620,176
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                         01/20/09    21,980     21,603,922
   Citibank Credit Card Issuance Trust,
      Series 04-A4, Class A4
      3.20%                                         08/24/09    23,700     23,491,203
   Conseco Finance Securitizations
      Corp., Series 01-3, Class A2
      5.16%                                         05/01/33       142        142,435
   Countrywide Asset-Backed
      Certificates, Series 04-14, Class
      A4
      2.70%(g)                                      06/25/35    19,425     19,425,000
   First Union Commercial Mortgage
      Trust, Series 98-C2, Class A2
      6.56%                                         11/18/08    11,227     12,070,555
   Greenwich Capital Commercial
      Funding Corp., Series 04-GG1A,
      Class A4
      4.76%                                         06/10/36    13,430     13,681,678
   MBNA Credit Card Master Note
      Trust, Series 03, Class A7
      2.65%                                         11/15/10    20,000     19,302,864
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%                                         09/15/09    21,400     21,028,838
   Sallie Mae Student Loan Trust,
      Series 01-4, Class A1
      2.15%(g)                                      01/25/11       124        124,329
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(g)(h)                                   01/21/09    15,026     15,026,061

                                                                         ============

TOTAL ASSET BACKED SECURITIES
   (Cost $182,837,920)                                                    181,234,455
                                                                         ------------
CORPORATE BONDS - 21.8%
Aerospace - 0.4%
   Lockheed Martin Corp., Senior
      Debentures
      8.50%                                         12/01/29     2,325      3,160,155
   Northrop Grumman Corp., Senior
      Debentures
      7.75%                                         03/15/26     1,100      1,363,154
   Northrop Grumman Corp., Senior
      Unsecured Notes
      4.08%                                         11/16/06     3,860      3,901,495
      7.12%                                         02/15/11     1,710      1,962,418
   Raytheon Co., Senior Notes
      6.15%                                         11/01/08        18         19,352

                                                                         ============
                                                                           10,406,574
                                                                         ------------
Banks - 5.6%
   Banc One Corp., Senior Unsecured
      Notes
      2.62%                                         06/30/08     4,806      4,614,241
   Bank of America Corp., Senior
      Unsecured Notes
      3.88%(i)                                      01/15/08     2,275      2,292,743
      3.25%                                         08/15/08     1,300      1,277,828

28

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                           MATURITY     (000)        VALUE
                                         -----------   -------   ------------
CORPORATE BONDS (Continued)
Banks (Continued)
   Bank of America Corp., Subordinated
      Notes
      6.25%                                 04/01/08   $ 1,385   $  1,489,065
      7.40%                                 01/15/11     3,845      4,453,963
   Bank One Texas N.A., Subordinated
      Bank Notes
      6.25%                                 02/15/08     3,225      3,438,108
   BankBoston N.A., Subordinated Bank
      Notes
      6.38%                              03/08-04/08     2,275      2,449,666
   Depfa ACS Bank, Senior Notes
      3.62%                                 10/29/08    15,300     15,213,861
   Fleet National Bank, Subordinated
      Bank Notes
      5.75%                                 01/15/09     1,590      1,694,097
   FleetBoston Financial Corp., Senior
      Unsecured Notes
      4.20%                                 11/30/07     3,310      3,359,286
   HBOS Treasury Services PLC,
      Senior Unsecured Notes
      3.60%(h)                              08/15/07     2,750      2,751,556
   HSBC Bank USA, Senior Bank Notes
      3.88%                                 09/15/09     5,425      5,376,121
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.35%                                 03/01/07     4,902      5,090,899
      5.25%                                 05/30/07       450        467,817
      4.00%                                 02/01/08     1,915      1,927,691
      3.62%                                 05/01/08     2,509      2,491,219
      6.00%                                 08/01/08     3,475      3,719,230
   National City Bank Cleveland,
      Unsecured Notes
      3.38%                                 10/15/07     5,010      4,982,640
   National City Bank Indiana,
      Unsecured Notes
      3.30%                                 05/15/07     1,000        998,448
   The Royal Bank of Scotland Group
      PLC
      4.71%(g)                              12/29/49     1,395      1,359,003
   Royal Bank of Scotland Group PLC,
      Capital Trust
      6.80%                                 12/31/49     3,000      3,101,019
   SunTrust Banks, Inc., Senior
      Unsecured Notes
      3.62%                                 10/15/07     5,190      5,188,132
      4.00%                                 10/15/08     3,000      3,027,651
   U.S. Bancorp, Senior Unsecured
      Notes
      3.95%                                 08/23/07     1,315      1,328,584
   U.S. Bank N.A., Senior Bank Notes
      2.40%                                 03/12/07     6,500      6,367,400
   U.S. Bank N.A., Senior Notes
      2.04%(g)                              10/01/07    11,000     10,979,540
   Wachovia Corp., Senior Notes
      3.50%                                 08/15/08     1,945      1,923,726
   Wachovia Corp., Unsecured Notes
      3.62%                                 02/17/09       735        726,136
   Wells Fargo & Co., Senior Unsecured
      Notes
      4.00%                                 08/15/08    14,025     14,165,811
      2.59%(g)                              09/15/09    13,810     13,814,143
      4.20%                                 01/15/10    10,000     10,046,700

   Wells Fargo & Co., Subordinated
      Notes
      7.80%(g)                              06/15/10   $ 3,625   $  3,700,864

                                                                 ============
                                                                  143,817,188
                                                                 ------------
Broadcasting - 0.2%
   Cox Communications, Inc.,
      Unsecured Notes
      4.62%(h)                              01/15/10     5,450      5,443,460
                                                                 ------------
Energy & Utilities - 0.8%
   Dominion Resources, Inc.,
      Debentures
      6.80%                                 12/15/27     3,600      4,056,322
   FirstEnergy Corp., Senior Unsecured
      Notes
      7.38%                                 11/15/31     1,985      2,265,937
   Florida Power Corp., First Mortgage
      Bonds
      6.65%                                 07/15/11     3,250      3,614,027
      5.90%                                 03/01/33       550        570,486
   Ohio Edison Co., Senior Unsecured
      Notes
      5.45%                                 05/01/15       225        226,321
   Pennsylvania Electric Co., Senior
      Unsecured Notes
      5.12%                                 04/01/14     1,525      1,525,766
   Progress Energy, Inc., Senior
      Unsecured Notes
      7.75%                                 03/01/31     1,025      1,226,638
   TXU Corp., Senior Unsecured Notes
      4.80%(h)                              11/15/09     6,000      6,010,740

                                                                 ============
                                                                   19,496,237
                                                                 ------------
Entertainment & Leisure - 0.2%
   Time Warner Cos., Inc., Debentures
      6.95%                                 01/15/28     3,955      4,413,155
   Time Warner Cos., Inc., Senior
      Debentures
      7.62%                                 04/15/31        20         24,194

                                                                 ============
                                                                    4,437,349
                                                                 ------------
Finance - 8.8%
   American Express Co., Senior
      Unsecured Notes
      4.38%                                 07/30/09     3,125      3,179,375
   Anadarko Finance Co., Senior
      Unsecured Notes
      7.50%                                 05/01/31       980      1,210,018
   Archstone-Smith Trust, Senior
      Unsecured Notes
      5.62%                                 08/15/14     2,575      2,671,743
   ASIF Global Finance, Unsecured
      Notes
      3.85%(h)                              11/26/07     3,125      3,135,656
   Berkshire Hathaway Finance Corp.
      3.40%(h)(i)                           07/02/07     8,030      8,027,430
   CA Preferred Fund Trust
      7.00%                                 12/31/49     5,000      5,200,000
   Citigroup Global Markets Holdings,
      Inc., Senior Unsecured Notes
      6.50%                                 02/15/08     2,880      3,118,401

                                                                              29

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                            PAR
                                              MATURITY     (000)        VALUE
                                            -----------   -------   ------------
CORPORATE BONDS (Continued)
Finance (Continued)
   Citigroup, Inc., Senior Unsecured
      Notes
      5.75%                                    05/10/06   $ 4,095   $  4,228,726
      5.50%                                    08/09/06     2,500      2,585,255
      5.00%(i)                                 03/06/07     4,165      4,298,776
      3.50%                                    02/01/08    25,050     24,959,570
      6.20%                                    03/15/09     1,700      1,847,630
   Citigroup, Inc., Subordinated Notes
      7.75%                                    06/15/06       675        716,784
   Citigroup, Inc., Unsecured Notes
      3.62%                                    02/09/09     4,875      4,840,192
   Conoco Global Funding Co., Senior
      Unsecured Notes
      6.35%                                    10/15/11       900      1,003,266
   Devon Financing Corp., Senior
      Unsecured Notes
      7.88%                                    09/30/31     3,430      4,318,648
   Diageo Capital PLC
      3.38%(i)                                 03/20/08     1,190      1,178,727
   Eksportfinans ASA, Unsecured Notes
      3.38%                                    01/15/08    12,900     12,833,436
   EOP Operating LP, Senior Notes
      7.25%                                    06/15/28     1,490      1,687,967
   EOP Operating LP, Unsecured Notes
      4.75%                                    03/15/14     2,620      2,534,507
   General Electric Capital Corp., Senior
      Unsecured Notes
      4.25%                                    01/15/08    12,435     12,631,883
   General Electric Capital Corp.,
      Unsecured Notes
      3.45%                                    07/16/07     1,830      1,825,443
      2.22%(g)                                 07/28/08    10,450     10,459,008
      3.60%                                    10/15/08    15,065     14,900,324
   General Motors Acceptance Corp.,
      Debentures
      6.51%(c)                                 12/01/12     1,630        947,613
   General Motors Acceptance Corp.,
      Senior Unsecured Notes
      7.25%                                    03/02/11     2,125      2,224,794
      6.88%                                    09/15/11     1,340      1,370,833
      6.75%                                    12/01/14     1,750      1,752,392
      8.00%                                    11/01/31     2,470      2,525,575
   General Motors Acceptance Corp.,
      Unsecured Notes
      5.62%                                    05/15/09     4,460      4,454,648
   Household Finance Corp.
      6.38%                                    11/27/12     1,390      1,538,716
   Household Finance Corp., Senior
      Unsecured Notes
      7.88%                                    03/01/07     2,200      2,396,878
      6.38%                                    10/15/11     1,495      1,651,072
   Household Finance Corp., Unsecured
      Notes
      4.12%                                 12/08-11/09     9,300      9,277,129
   HSBC Finance Corp., Senior
      Unsecured Notes
      6.75%                                    05/15/11       240        269,333
   Lehman Brothers Holdings, Inc.,
      Senior Unsecured Notes
      7.00%                                    02/01/08       175        191,203
   MassMutual Global Funding II,
      Senior Secured Notes
      2.55%(h)                                 07/15/08     3,740      3,589,237
   Metropolitan Life Global Funding,
      Inc., Unsecured Notes
      4.25%(h)                                 07/30/09   $ 3,170   $  3,164,136
   Nationwide Building Society, Senior
      Unsecured Notes
      3.50%(h)                                 07/31/07     7,250      7,220,275
   New York Life Global Funding,
      Unsecured Notes
      3.88%(h)                                 01/15/09     2,000      1,989,062
   Protective Life Secured Trust,
      Secured Notes
      3.70%                                    11/24/08     3,080      3,048,646
   Qwest Capital Funding, Inc., Senior
      Notes
      6.38%(i)                                 07/15/08     3,350      3,308,125
   Rabobank Capital Funding Trust II,
      Capital Securities
      5.26%(g)(h)                              12/29/49     1,300      1,322,737
   SLM Corp., Unsecured Notes
      4.00%                                    01/15/10     7,525      7,461,488
   SP Powerassets Ltd., Unsecured
      Notes
      5.00%(h)                                 10/22/13       300        303,942
   Sun Life of Canada Capital Trust,
      Capital Securities
      8.53%(h)                                 05/29/49     2,935      3,301,934
   Swedbank, Capital Securities
      7.50%(g)(h)                              09/29/49     2,800      3,271,587
      9.00%(h)                                 12/29/49     7,500      9,001,140
   Swedish Export Credit Corp.,
      Unsecured Notes
      2.88%                                    01/26/07     2,700      2,678,724
   Telecom Italia Capital, Unsecured
      Notes
      6.00%(h)                                 09/30/34     4,050      3,959,503
   TIAA Global Markets, Senior
      Unsecured Notes
      3.88%(h)                                 01/22/08     5,965      6,001,983
   UBS Preferred Funding Trust I,
      Capital Securities
      8.62%(g)                                 10/29/49     1,390      1,670,804
   USAA Capital Corp., Senior
      Unsecured Notes
      4.00%(h)                                 12/10/07     3,065      3,100,018
   Verizon Global Funding Corp., Senior
      Unsecured Notes
      7.75%                                    12/01/30       385        478,681
                                                                    ============
                                                                     226,864,973
                                                                    ------------
Food & Agriculture - 0.2%
   General Mills, Inc., Senior Unsecured
      Notes
      5.12%                                    02/15/07     3,200      3,298,656
   Kraft Foods, Inc., Senior Unsecured
      Notes
      6.25%                                    06/01/12     1,000      1,097,765
                                                                    ============
                                                                       4,396,421
                                                                    ------------
Industrial - 0.0%
   Osprey Trust/Osprey I, Inc., Senior
      Secured Notes
      7.63%(c)(h)(i)(j)                        01/15/49     2,375        997,500
                                                                    ------------

30

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
CORPORATE BONDS (Continued)
Insurance - 0.6%
   All State Financial Global Funding,
      Senior Unsecured Notes
      6.15%(h)                              02/01/06   $4,400   $ 4,536,114
   Aspen Insurance Holdings Ltd.,
      Senior Notes
      6.00%(h)                              08/15/14    1,870     1,886,981
   Marsh & McLennan Cos., Inc., Senior
      Unsecured Notes
      5.38%                                 03/15/07    1,625     1,657,498
   Monumental Global Funding II,
      Senior Secured Notes
      4.38%(h)                              07/30/09    3,025     3,038,673
   Wellpoint, Inc., Unsecured Notes
      5.95%(h)                              12/15/34    3,105     3,135,230
   XL Capital Ltd., Senior Unsecured
      Notes
      6.38%                                 11/15/24    1,430     1,505,252

                                                                ===========
                                                                 15,759,748
                                                                -----------
Medical Instruments & Supplies - 0.1%
   Boston Scientific Corp., Senior
      Unsecured Notes
      5.45%(i)                              06/15/14    1,470     1,527,104
                                                                -----------
Motor Vehicles - 0.1%
   DaimlerChrysler AG, Senior
      Debentures
      7.45%                                 03/01/27    1,425     1,584,394
   DaimlerChrysler N.A. Holding Corp.,
      Senior Unsecured Notes
      2.94%(g)                              09/10/07      750       752,588
   DaimlerChrysler N.A. Holding Corp.,
      Unsecured Notes
      4.05%                                 06/04/08      205       204,821
                                                                ===========
                                                                  2,541,803
                                                                -----------
Oil & Gas - 0.7%
   Atlantic Richfield Co., Debentures
      9.12%(d)                              03/01/11    4,960     6,201,488
   Conoco, Inc., Senior Unsecured
      Notes
      6.95%                                 04/15/29      910     1,074,578
   Consolidated Natural Gas Co.,
      Senior Unsecured Notes
      5.38%                                 11/01/06    2,405     2,484,437
   Occidental Petroleum Corp., Senior
      Unsecured Notes
      5.88%                                 01/15/07    2,750     2,874,052
   Statoil Asa, Unsecured Notes
      5.12%(h)                              04/30/14    3,260     3,345,022
   Suncor Energy, Inc.
      5.95%                                 12/01/34    1,045     1,070,508
                                                                ===========
                                                                 17,050,085
                                                                -----------
Pharmaceuticals - 0.3%
   Bristol-Myers Squibb Co., Senior
      Debentures
      6.88%                                 08/01/47    1,679     1,925,912
   Merck & Co., Inc., Senior Debentures
      6.40%                                 03/01/28    1,000     1,089,285
   Merck & Co., Inc., Senior Unsecured
      Notes
      4.38%(i)                              02/15/13    2,200     2,146,901
   Wyeth, Unsecured Notes
      6.50%                                 02/01/34   $2,026   $ 2,150,761
                                                                ===========
                                                                  7,312,859
                                                                -----------
Publishing & Printing - 0.3%
   News America, Inc., Debentures
      7.28%                                 06/30/28      300       342,846
   News America, Inc., Senior
      Debentures
      7.75%                                 01/20/24    1,285     1,523,858
      7.12%                                 04/08/28    1,175     1,320,729
      7.62%                                 11/30/28    2,010     2,386,840
   News America, Inc., Senior
      Unsecured Notes
      5.30%(h)(i)                           12/15/14    1,350     1,359,855
                                                                ===========
                                                                  6,934,128
                                                                -----------
Railroad & Shipping - 0.1%
   Burlington North Santa Fe Corp.,
      Unsecured Notes
      4.88%                                 01/15/15    1,300     1,290,919
                                                                -----------
Real Estate - 0.2%
   Camden Property Trust, Unsecured
      Notes
      4.70%                                 07/15/09    1,400     1,416,226
   EOP Operating LP, Unsecured Notes
      4.65%                                 10/01/10      665       667,720
   The Rouse Co., Unsecured Notes
      3.62%                                 03/15/09    1,455     1,371,693
      5.38%                                 11/26/13    3,480     3,338,531
   Simon Property Group, Inc.
      7.38%                                 06/15/18    1,390     1,598,123
                                                                ===========
                                                                  8,392,293
                                                                -----------
Telecommunications - 1.3%
   BellSouth Corp., Senior Unsecured
      Notes
      4.20%                                 09/15/09      680       682,428
      6.55%                                 06/15/34    1,325     1,443,780
   Comcast Cable Communications
      Corp., Senior Notes
      8.38%                                 11/01/05      160       166,729
   Comcast Cable Communications
      Corp., Senior Unsecured Notes
      6.38%                                 01/30/06       95        98,047
      5.50%                                 03/15/11      510       538,846
      7.05%                                 03/15/33    1,235     1,413,122
   Continental Cablevision, Inc., Senior
      Notes
      8.30%(d)                              05/15/06    5,655     6,007,357
   MCI, Inc., Senior Unsecured Notes
      5.91%                                 05/01/07      568       581,490
      6.69%                                 05/01/09      443       458,505
   New England Telephone & Telegraph
      Co., Debentures
      7.88%                                 11/15/29    1,355     1,635,952
   SBC Communications, Inc.,
      Unsecured Notes
      4.12%                                 09/15/09      945       943,275
      6.45%                                 06/15/34      725       777,468

                                                                              31

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                           MATURITY     (000)        VALUE
                                         -----------   -------   ------------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
   TCI Communications, Inc., Senior
      Debentures
      7.88%                                 02/15/26   $ 4,690   $  5,759,437
   Verizon Maryland, Inc., Debentures
      5.12%                                 06/15/33       650        583,063
   Verizon Maryland, Inc., Senior
      Debentures
      6.12%                                 03/01/12     3,705      3,990,467
   Verizon New Jersey, Inc., Senior
      Debentures
      5.88%                                 01/17/12       500        530,405
   Vodafone Group PLC, Senior
      Unsecured Notes
      7.75%                                 02/15/10     5,875      6,817,685

                                                                 ============
                                                                   32,428,056
                                                                 ------------
Transportation - 0.0%
   Burlington Northern Santa Fe Corp.,
      Senior Unsecured Notes
      6.12%                                 03/15/09       575        618,010
                                                                 ------------
Yankee - 1.9%
   British Telecommunications Group
      PLC, Senior Unsecured Notes
      8.62%                                 12/15/30     1,235      1,653,691
   Canadian Pacific Railroad Co.,
      Senior Unsecured Notes
      6.25%                                 10/15/11     1,900      2,094,210
   Deutsche Telekom International
      Finance BV, Senior Unsecured
      Notes
      8.75%                                 06/15/30     1,080      1,426,095
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.50%                                 11/30/07     5,450      5,431,105
   Pemex Finance Ltd., Senior
      Unsecured Notes
      9.03%                                 02/15/11     1,700      1,940,244
   Province of Ontario
      3.38%(i)                              01/15/08     2,000      1,991,384
   Province of Quebec, Unsecured
      Notes
      5.00%                                 07/17/09     1,950      2,036,913
   State of Israel, Unsecured Notes
      5.50%                              04/24-09/33    12,210     12,782,569
   Telecom Italia Capital, Senior
      Unsecured Notes
      4.00%(h)                              01/15/10     1,400      1,372,683
      4.95%(h)                              09/30/14       960        940,549
   Telefonica Europe BV, Senior
      Unsecured Notes
      7.75%                                 09/15/10     2,075      2,433,332
   Tyco International Group SA, Senior
      Unsecured Notes
      6.12%                                 11/01/08     2,225      2,389,717
   United Mexican States
      8.12%                                 12/30/19   $ 2,975   $  3,504,550
   United Mexican States, Senior
      Unsecured Notes
      8.38%                                 01/14/11     2,930      3,442,750
      8.00%                                 09/24/22     4,235      4,885,072
   United Mexican States, Unsecured
      Notes
      10.38%                                02/17/09     2,860      3,496,350
      5.88%(i)                              01/15/14       580        594,210

                                                                 ============
                                                                   52,415,424
                                                                 ------------
TOTAL CORPORATE BONDS
   (Cost $553,972,441)                                            562,130,131
                                                                 ------------
FOREIGN BONDS - 1.0%
   Government of New Zealand
      6.00%
   (Cost $26,720,449)                       11/15/11    37,000     26,727,060
                                                                 ------------
TAXABLE MUNICIPAL BONDS - 0.1%
   California Department of Water
      Resources Revenue Bonds, Series
      02, Class E
      3.98%                                 05/01/05     3,350      3,360,519
  New Jersey Economic Development
      Authority State Pension Funding
      Zero Coupon Revenue Bonds,
      Series 97, Class B
       6.80%(c)                             02/15/05       200        199,384

                                                                 ============
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $3,548,398)                                                3,559,903
                                                                 ------------
SHORT TERM INVESTMENTS - 3.2%
   Bank of America Corp., Time Deposit
      1.50%(k)                              01/03/05       475        475,305
   Federal Home Loan Bank, Discount
      Notes
      1.00%                                 01/03/05    37,000     37,000,000
   HBOS Treasury Services PLC,
      Commercial Paper
      2.04%                                 01/26/05    11,400     11,384,373
   Natexis Banques International,
      Floating Rate Notes
      2.30%(k)                              01/03/05     6,508      6,507,945
   Santander Hispano Finance
      Delaware, Inc., Commercial Paper
      2.01%                                 01/14/05     7,000      6,995,486
   Galileo Money Market Fund                            11,202     11,201,956
   Institutional Money Market Trust(k)                   9,436      9,436,300

                                                                 ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $83,002,349)                                              83,001,365
                                                                 ------------

32

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE BOND TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                 VALUE
                                            --------------
TOTAL INVESTMENTS IN SECURITIES - 104.7%
   (Cost $2,677,027,307(a))                 $2,695,667,309

                                        NUMBER OF
                                        CONTRACTS
                                       ----------
CALL SWAPTIONS PURCHASED - (2.6)%
   Morgan Stanley, Strike Price
      4.365, Expires 01/28/05
   (Cost $558,790)                        6,460(l)      77,849
                                                    ----------
CALL SWAPTIONS WRITTEN - 68.4%
   Merrill Lynch, Strike Price 5.05,
      Expires 02/23/05                  (7,660)(l)  (1,297,987)
   Morgan Stanley, Strike Price
      4.375, Expires 10/28/05           (6,460)(l)    (790,965)

                                                    ==========
TOTAL CALL SWAPTIONS WRITTEN
   (Premiums received $1,886,070)                   (2,088,952)
                                                    ----------
PUT SWAPTIONS PURCHASED - (5.4)%
   Morgan Stanley, Strike Price
      4.865, Expires 01/28/05
   (Cost $558,790)                        6,460(l)     164,057
                                                    ----------
PUT SWAPTIONS WRITTEN - 39.5%
   Merrill Lynch, Strike Price 6.05,
      Expires 02/23/05                  (7,660)(l)      (1,302)
   Morgan Stanley, Strike Price
      5.375, Expires 10/28/05           (6,460)(l)    (881,326)
   UBS, Strike Price 5.75, Expires
      09/23/05                         (20,700)(l)    (322,920)

                                                    ==========
TOTAL PUT SWAPTIONS WRITTEN
   (Premiums received $6,518,540)                   (1,205,549)
                                                    ----------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (4.7)%                 (120,285,326)
                                 --------------
NET ASSETS - 100.0%              $2,572,329,389
                                 ==============

----------
(a)  Cost for Federal income tax purposes is $2,679,215,637. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $ 35,238,704
      Gross unrealized depreciation                                 (18,787,032)
                                                                   ------------
                                                                   $ 16,451,672
                                                                   ============

(b)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, this security had a total market value of $383,403 which represents less than 0.01% of net assets.
(c)  Rates shown are the effective yields as of December 31, 2004.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $9,774,590 on 3,507 short U.S. Treasury Note futures contracts and 16 long
     U.S. Treasury Bond futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $388,104,375, with an unrealized gain of
     $193,568.
(e)  Securities, or a portion thereof, with a market value of $505,437 have been pledged as collateral for swap and swaption contracts.
(f)  Securities, or a portion thereof, subject to financing transactions.
(g)  Rates shown are the rates as of December 31, 2004.
(h)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 4.2% of its net assets, with a current market value of
     $107,233,064, in securities restricted as to resale.
(i)  Total or partial securities on loan.
(j)  Non-income producing security. Security in Default.
(k)  Securities purchased with the cash proceeds from securities loaned.
(l)  Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              33

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                        CORE PLUS TOTAL RETURN PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                  NUMBER
                                OF SHARES     VALUE
                                ---------   ---------
PREFERRED STOCKS - 0.1%
   Raytheon Co. Trust I 7.00%
   (Cost $211,461)                3,950     $206,269
                                            --------

                                                           PAR
                                             MATURITY     (000)        VALUE
                                           -----------   -------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.8%
   Federal Home Loan Mortgage
Corp.,
   Unsecured Notes
      3.50%                                   04/01/08   $   800        795,455
      3.88%                                   11/10/08     2,065      2,062,605
      4.75%                                   12/08/10     4,570      4,593,092
      4.12%                                   02/24/11     1,075      1,058,430
   Federal National Mortgage
   Association
      3.12%                                   03/16/09     1,800      1,749,062
   Federal National Mortgage
   Association, Unsecured Notes
      1.75%                                   06/16/06       185        181,409
      2.35%                                   04/05/07     2,785      2,726,810
      7.12%                                   06/15/10     3,550      4,080,448
      6.00%                                   05/15/11     1,730      1,903,341
      5.50%                                   07/18/12     1,000      1,012,054
      4.75%                                   02/21/13     1,430      1,421,376
   Resolution Funding Corp., Strip
   Bonds
      6.30%(b)                             07/18-10/18       200        101,117
   Small Business Administration
   Participation Certificates,
Series
   02-P10B, Class 1
      5.20%                                   08/01/12       383        390,724
   Small Business Administration
   Participation Certificates,
Series
   04-P10A, Class 1
      4.50%                                   02/01/14     1,372      1,361,743
   U.S. Treasury Notes
      3.00%                                   12/31/06    10,000      9,986,720
   U.S. Treasury Bonds
      10.38%(c)                               11/15/12     1,975      2,354,725
      12.00%(d)                               08/15/13     2,510      3,234,958
       8.12%(d)                               08/15/19     4,415      6,026,131
       8.50%                                  02/15/20     1,100      1,552,461
       8.00%                                  11/15/21     1,255      1,722,732
       6.25%                                  08/15/23     2,850      3,336,615
       6.00%                                  02/15/26     5,575      6,386,207
       6.75%                                  08/15/26     1,645      2,051,881
       6.12%                                  11/15/27     2,495      2,913,985
       5.50%                                  08/15/28     1,990      2,153,865
       5.38%                                  02/15/31     9,655     10,440,222
   U.S. Treasury Notes
       2.50%                                  09/30/06     3,030      3,003,842
       2.88%                                  11/30/06     6,500      6,479,688
       3.00%                                  11/15/07     7,795      7,746,889
       3.38%                                  10/15/09       480        475,275
       3.50%                                  11/15/09       735        731,554
       4.88%                                  02/15/12     3,510      3,709,905
       4.75%                                  05/15/14     5,182      5,400,209
       4.25%                               08/14-11/14    12,540     12,568,785

                                                                   ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $115,267,322)                                              115,714,315
                                                                   ------------
MORTGAGE PASS-THROUGHS - 20.7%
   Federal Home Loan Mortgage Corp.
      Gold
      4.00%                                05/10-05/19   $ 1,436   $  1,419,915
      6.00%                                05/13-01/35       965      1,012,597
      5.50%                                08/17-09/33       656        679,303
      4.50%                                   06/01/19       796        794,145
      6.50%                                04/31-01/35     1,686      1,769,487
      5.00%                                10/34-01/35     3,298      3,275,184
   Federal National Mortgage
      Association
      6.00%                                07/12-01/35     7,194      7,486,878
      5.50%(d)                             07/14-01/35     8,647      8,967,173
      6.50%                                03/16-01/35     8,714      9,141,610
      5.00%                                09/17-01/35    16,197     16,295,029
      4.50%                                05/18-01/35     1,638      1,597,318
      4.00%                                07/18-12/19     2,716      2,654,568
      7.00%                                03/31-07/34       916        971,113
   Federal National Mortgage
      Association 1 Year Treasury ARM
      4.56%(e)                                12/01/34     3,250      3,274,375
   Federal National Mortgage
      Association, Series 99-7, Class AB
      6.00%                                   03/25/29       780        806,166
   Government National Mortgage
      Association
      6.00%                                11/28-01/34     3,197      3,316,191
      7.00%                                08/30-09/31       455        483,980
      6.50%                                   04/15/31       322        338,972
      5.50%                                12/32-01/35     1,632      1,677,207
   Government National Mortgage
      Association II ARM
      3.75%                                   05/20/34     2,857      2,817,191

                                                                   ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $67,705,942)                                                68,778,403
                                                                   ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.5%
   Federal National Mortgage
      Association, Series 04-99, Class
      A0
      5.50%
   (Cost $1,614,834)                           06/25/34     1,570      1,616,119
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 10.3%
   Bank of America Alternative Loan
      Trust, Series 04-7, Class 4A1
      5.00%                                    08/25/19     1,064      1,063,763
   Bear Stearns Commercial Mortgage
      Securities, Series 00-WF2, Class
      A2
      7.32%                                    09/15/09     1,400      1,597,633
   Chase Commercial Mortgage
      Securities Corp., Series 99-2,
      Class A2
      7.20%                                    01/15/32       285        321,005
   Chase Commercial Mortgage
      Securities Corp., Series 00-1,
      Class A2
      7.76%(d)                                 04/15/32       565        640,419
   Countrywide Alternative Loan Trust,
      Series 04-18CB, Class 2A5
      2.87%(e)                                 09/25/34     1,677      1,678,471

34

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)       VALUE
                                           --------   -------   -----------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
   Countrywide Alternative Loan Trust,
      Series 04-27CB, Class A1
      6.00%                                12/25/34   $ 1,932   $ 1,984,357
   Countrywide Home Loans, Series
      04-29, Class 1A1
      2.69%(e)                             02/25/35     2,445     2,445,000
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 01-CK6,
      Class A3
      6.39%                                10/15/11       325       359,570
   Federal Home Loan Mortgage Corp.,
      Series 2550, Class QP
      5.00%                                03/15/26       650       656,721
   Federal Home Loan Mortgage Corp.,
      Series 2825, Class VP
      5.50%                                06/15/15     1,288     1,332,458
   Federal Home Loan Mortgage Corp.,
      Series 2877, Class PA
      5.50%                                12/31/39       923       952,510
   Federal National Mortgage
      Association, Series 02-73, Class
      AN
      5.00%                                11/25/17     1,800     1,831,027
   Federal National Mortgage
      Association, Series 02-81, Class
      BR
      5.25%                                04/25/25       735       752,453
   Federal National Mortgage
      Association, Series 04-29, Class
      HC
      7.50%                                07/25/30     1,838     1,997,728
   Federal National Mortgage
      Association, Series 04-60, Class
      LB
      5.00%                                04/25/34     1,456     1,464,586
   GE Capital Commercial Mortgage
      Corp., Series 01-3, Class A2
      6.07%                                06/10/38     1,670     1,824,761
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                08/15/36     1,535     1,714,108
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 00-C1, Class A2
      7.72%                                03/15/33     1,490     1,704,640
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 00-C2, Class A2
      7.46%                                08/16/33     1,390     1,596,806
   Goldman Sachs Mortgage Securities
      Corp. II, Series 03-C1, Class X2
      (IO)
      3.44%(b)                             01/10/40    24,047       779,602
   Goldman Sachs Mortgage Securities
      Corp. II, Series 04-GG2, Class A4
      4.96%                                08/10/38        70        71,990
   J.P. Morgan Chase Commercial
      Mortgage Securities Corp., Series
      01-CIB2, Class A3
      6.43%                                04/15/35       820       906,723
   J.P. Morgan Chase Commercial
      Mortgage Securities Corp., Series
      01-CIBC, Class A3
      6.26%                                03/15/33     1,150     1,263,902
   Lehman Brothers - UBS Commercial
      Mortgage Trust, Series 00-C4,
      Class A2
      7.37%                                08/15/26   $ 1,245   $ 1,422,520
   Lehman Brothers Commercial
      Conduit Mortgage Trust, Series
      98-C4, Class A1B
      6.21%                                10/15/35       900       965,740
   Lehman Brothers-UBS Comercial
      Mortage Trust, Series 04-C8, Class
      A2
      4.20%                                12/15/29     1,500     1,503,435
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 02-C7,
      Class A2
      3.90%                                12/15/26       510       511,456
   Morgan Stanley Capital Investments,
      Series 98-HF2, Class A2
      6.48%                                11/15/30       365       392,901
   Morgan Stanley Capital Investments,
      Series 99-FNV1, Class A2
      6.53%                                03/15/31       500       543,669

                                                                ===========
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $34,233,586)                                            34,279,954
                                                                -----------
CERTIFICATE OF DEPOSIT - 0.2%
   State Street Bank & Trust Co.,
      Deposit Notes
      2.41%(e)                             12/11/06       675       674,595
  SunTrust Banks, Inc., Deposit Notes
      4.42%                                06/15/09       430       436,226

                                                                ===========
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $1,104,740)                                              1,110,821
                                                                -----------
ASSET BACKED SECURITIES - 6.4%
   Asset Securitization Corp., Series
      97-D5, Class A1C
      6.75%                                02/14/41       945     1,012,927
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                06/15/10     2,275     2,256,004
   Citibank Credit Card Issuance Trust,
      Series 03-A3, Class A3
      3.10%                                03/10/10     1,125     1,105,137
   Citibank Credit Card Issuance Trust,
      Series 03-A6, Class A6
      2.90%                                05/17/10     1,805     1,758,465
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                01/20/09     3,270     3,214,050
   Countrywide Asset-Backed
      Certificates, Series 04-13, Class
      AV4
      2.71%(e)                             12/01/34     2,350     2,350,000
   MBNA Credit Card Master Note
      Trust, Series 03, Class A6
      2.75%                                10/15/10     1,500     1,454,381
   MBNA Credit Card Master Note
      Trust, Series 03, Class A7
      2.65%                                11/15/10     3,250     3,136,715
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%                                09/15/09     2,620     2,574,559

                                                                              35

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                       PAR
                                          MATURITY    (000)      VALUE
                                          --------   ------   -----------
ASSET BACKED SECURITIES (Continued)
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(f)                            01/21/09   $1,475   $ 1,474,520
   Structured Asset Securities Corp.,
      Series 03-AL2, Class A
      3.36%(f)                            01/25/31      918       853,774

                                                              ===========
TOTAL ASSET BACKED SECURITIES
   (Cost $21,485,450)                                          21,190,532
                                                              -----------
CORPORATE BONDS - 22.2%
Aerospace - 0.4%
   BE Aerospace, Inc., Senior Notes
      8.50%                               10/01/10      110       121,275
   Lockheed Martin Corp., Senior
      Debentures
      8.50%                               12/01/29      370       502,906
   Northrop Grumman Corp.,
      Debentures
      7.88%                               03/01/26      105       131,689
   Northrop Grumman Corp., Senior
      Debentures
      7.75%                               02/15/31       40        51,212
   Northrop Grumman Corp., Senior
      Unsecured Notes
      4.08%                               11/16/06      495       500,321

                                                              ===========
                                                                1,307,403
                                                              -----------
Banks - 5.7%
   Banc One Corp., Senior Unsecured
      Notes
      2.62%                               06/30/08      375       360,038
   Bank of America Corp., Senior
      Unsecured Notes
      3.88%                               01/15/08      210       211,638
      3.25%                               08/15/08      460       452,155
      2.45%(e)                            02/17/09      250       250,275
      3.38%                               02/17/09      565       553,622
      5.38%                               06/15/14       95        99,223
   Bank of America Corp., Subordinated
      Notes
      7.80%                               02/15/10       75        87,218
      7.40%                               01/15/11      515       596,565
   Citigroup, Inc., Senior Unsecured
      Notes
      4.25%                               07/29/09    1,945     1,967,951
   Depfa ACS Bank, Senior Notes
      3.62%                               10/29/08      850       845,213
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.75%(f)                            09/30/08      505       504,158
   HSBC Bank USA, Senior Bank Notes
      3.88%                               09/15/09    1,100     1,090,089
   J.P. Morgan & Co., Subordinated
      Notes
      5.75%                               10/15/08      375       397,851
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.25%                               05/30/07       75        77,970
      3.62%                               05/01/08      525       521,279
      2.16%(e)                            10/02/09      110       110,098
   J.P. Morgan Chase & Co.,
      Subordinated Notes
      7.12%                               06/15/09      100       111,262
   National City Bank Cleveland, Senior
      Bank Notes
      2.67%(e)                            06/29/09   $  525   $   524,658
   National City Bank Cleveland,
      Unsecured Notes
      3.38%                               10/15/07      455       452,515
   The Royal Bank of Scotland Group
      PLC
      4.71%(e)                            12/29/49      200       194,839
   SunTrust Banks, Inc., Senior
      Unsecured Notes
      3.62%                               10/15/07      665       664,761
      4.00%                               10/15/08      325       327,996
   U.S. Bancorp, Senior Unsecured
      Notes
      3.95%                               08/23/07      115       116,188
   U.S. Bank N.A., Senior Bank Notes
      2.40%                               03/12/07      715       700,414
   U.S. Bank N.A., Senior Notes
      2.04%(e)                            10/01/07    1,550     1,547,117
   Wachovia Corp., Subordinated Notes
      6.30%                               04/15/28      440       472,068
   Wachovia Corp., Unsecured Notes
      3.62%                               02/17/09      245       242,045
   Wells Fargo & Co., Senior Notes
      2.61%(e)                            09/28/07      470       469,732
   Wells Fargo & Co., Senior Unsecured
      Notes
      4.00%                               08/15/08    2,470     2,494,799
      2.59%(e)                            09/15/09      935       935,280
      4.20%                               01/15/10    1,150     1,155,370
   Wells Fargo & Co., Subordinated
      Notes
      7.80%(e)                            06/15/10      325       331,802

                                                              ===========
                                                               18,866,189
                                                              -----------
Broadcasting - 0.2%
   Charter Communications Holdings
      LLC, Senior Unsecured Notes
      10.75%                              10/01/09       95        86,569
   Cox Communications, Inc.,
      Unsecured Notes
      4.62%(f)                            01/15/10      575       574,310
   Rainbow National Services LLC,
      Senior Notes
      8.75%(f)                            09/01/12       80        87,600
   Rogers Cable, Inc., Senior Secured
      Notes
      6.75%(f)                            03/15/15       25        25,406

                                                              ===========
                                                                  773,885
                                                              -----------
Chemicals - 0.0%
   Nalco Co., Senior Unsecured Notes
      7.75%                               11/15/11       75        80,719
                                                              -----------
Construction - 0.3%
   D.R. Horton, Inc., Senior Unsecured
      Notes
      7.88%                               08/15/11      130       148,851
      8.50%                               04/15/12       50        55,875

36

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                      PAR
                                          MATURITY    (000)      VALUE
                                          --------   ------   ----------
CORPORATE BONDS (Continued)
Construction (Continued)
   K. Hovnanian Enterprises, Inc.,
      Senior Unsecured Notes
      6.25%(f)                            01/15/15   $  725   $  712,312

                                                              ==========
                                                                 917,038
                                                              ----------
Containers - 0.0%
   Crown Holdings, Inc., Senior Secured
      Notes
      9.50%                               03/01/11       25       28,500
                                                              ----------
Energy & Utilities - 0.8%
   El Paso Natural Gas Co., Debentures
      8.62%                               01/15/22      130      151,612
   Exelon Generation Corp., Senior
      Unsecured Notes
      6.75%                               05/01/11      100      111,862
   FirstEnergy Corp., Senior Unsecured
      Notes
      7.38%                               11/15/31       95      108,445
   Midwest Generation LLC,
      Pass-Through Certificates, Series
      B
      8.56%                               01/02/16       60       67,201
   Midwest Generation LLC, Senior
      Secured Notes
      8.75%                               05/01/34      240      272,400
   National Waterworks, Inc., Senior
      Subordinated Notes, Series B
      10.50%                              12/01/12       55       61,600
   Ohio Edison Co., Senior Unsecured
      Notes
      5.45%                               05/01/15      475      477,788
   Ontario Electricity Financial Corp.,
      Senior Notes
      6.10%                               01/30/08      295      315,833
   Pioneer Natural Resources Co.,
      Senior Notes
      7.20%                               01/15/28      140      160,490
   Progress Energy, Inc., Senior
      Unsecured Notes
      7.75%                               03/01/31      360      430,819
   Reliant Energy, Inc., Senior Secured
      Notes
      6.75%                               12/15/14       65       65,000
   Reliant Resources, Inc., Senior
      Secured Notes
      9.25%                               07/15/10       30       33,600
   Texas Genco LLC, Senior Unsecured
      Notes
      6.88%(f)                            12/15/14      120      124,050
   TXU Corp., Senior Unsecured Notes
      4.80%(f)                            11/15/24      400      400,669

                                                              ==========
                                                               2,781,369
                                                              ----------
Entertainment & Leisure - 0.4%
   MGM Mirage, Inc., Senior Notes
      6.00%                               10/01/09       55       56,375
   Time Warner Cos., Inc., Debentures
      8.18%                               08/15/07       25       27,764
   Time Warner Cos., Inc., Senior
      Debentures
      7.57%                               02/01/24      720      846,974
   Time Warner Cos., Inc., Senior
      Unsecured Notes
      6.12%                               04/15/06   $   25   $   25,887
      6.75%                               04/15/11      200      224,972
   The Walt Disney Co., Senior
      Unsecured Notes
      6.20%                               06/20/14      125      138,373
   Wynn Las Vegas LLC, First Mortgage
      Notes
      6.62%(f)                            12/01/14      150      148,500

                                                              ==========
                                                               1,468,845
                                                              ----------
Finance - 7.4%
   AID-Israel, Unsecured Notes
      5.50%                               09/18/23      850      894,234
   American Express Co., Senior
      Unsecured Notes
      4.38%                               07/30/09      400      406,960
   Anadarko Finance Co., Senior
      Unsecured Notes
      7.50%                               05/01/31      300      370,414
   ASIF Global Finance, Unsecured
      Notes
      3.85%(c)(f)                         11/26/07    1,310    1,314,467
      3.90%(f)                            10/22/08      580      579,884
   Associates Corporation of North
      America, Senior Notes
      6.25%                               11/01/08      275      298,099
   Berkshire Hathaway Finance Corp.
      3.40%(f)                            07/02/07      410      409,869
   CA Preferred Fund Trust
      7.00%                               12/31/49      200      208,000
   Charter Communications Holdings II,
      Unsecured Notes
      10.25%                              09/15/10       30       31,800
   Citigroup, Inc., Senior Unsecured
      Notes
      3.50%                               02/01/08      545      543,033
      2.59%(e)                            06/09/09    1,430    1,432,171
   Citigroup, Inc., Unsecured Notes
      3.62%                               02/09/09    1,020    1,012,717
   Conoco Global Funding Co., Senior
      Unsecured Notes
      6.35%                               10/15/11      175      195,080
   Crown European Holdings SA,
      Senior Secured Notes
      10.88%                              03/01/13      125      147,811
   Devon Financing Corp., Senior
      Unsecured Notes
      7.88%                               09/30/31       85      107,022
   Diageo Capital PLC
      3.38%                               03/20/08      325      321,921
   E*Trade Financial Corp., Senior
      Unsecured Notes
      8.00%(f)                            06/15/11       30       32,175
   Eksportfinans ASA, Unsecured Notes
      3.38%                               01/15/08    1,555    1,546,976
   EOP Operating LP, Unsecured Notes
      4.75%                               03/15/14      225      217,658

                                                                              37

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
CORPORATE BONDS (Continued)
Finance (Continued)
   General Electric Capital Corp., Senior
      Unsecured Notes
      6.50%                                 12/10/07   $  200   $   215,514
      4.25%                                 01/15/08    1,645     1,671,045
   General Electric Capital Corp.,
      Unsecured Notes
      3.45%                                 07/16/07      240       239,402
      2.22%(e)                              07/28/08    1,580     1,581,362
      3.60%                                 10/15/08    1,585     1,567,674
   General Motors Acceptance Corp.,
      Senior Unsecured Notes
      7.25%                                 03/02/11      250       261,740
      6.88%                                 09/15/11      435       445,009
      6.75%                                 12/01/14      200       200,273
      8.00%                                 11/01/31      340       347,650
   General Motors Acceptance Corp.,
      Unsecured Notes
      5.62%                                 05/15/09      325       324,610
   Household Finance Corp.
      6.38%                                 11/27/12      170       188,188
   Household Finance Corp., Senior
      Unsecured Notes
      7.20%                                 07/15/06       50        52,800
      8.00%                                 07/15/10      466       548,453
      7.00%                                 05/15/12      440       502,470
   Household Finance Corp., Unsecured
      Notes
      4.12%                                 12/15/08      750       752,985
   HSBC Finance Corp., Senior
      Unsecured Notes
      6.75%                                 05/15/11       85        95,389
   Lehman Brothers Holdings, Inc.,
      Senior Notes
      6.62%                                 02/05/06      851       883,006
   Nationwide Building Society, Senior
      Unsecured Notes
      3.50%(f)                              07/31/07      850       846,515
   Orion Power Holdings, Inc., Senior
      Unsecured Notes
      12.00%                                05/01/10       95       120,650
   Protective Life Secured Trust,
      Secured Notes
      3.70%                                 11/24/08      330       326,641
   Qwest Capital Funding, Inc., Senior
      Unsecured Notes
      7.00%                                 08/03/09      115       114,138
   Rabobank Capital Funding Trust II,
      Capital Securities
      5.26%(f)                              12/29/49      100       101,749
   Refco Finance Holdings, LLC, Senior
      Subordinated Notes
      9.00%(f)                              08/01/12      100       109,000
   SLM Corp., Senior Unsecured Notes
      5.62%                                 04/10/07       70        73,000
   SLM Corp., Unsecured Notes
      4.00%                                 01/15/10      850       842,826
   Swedish Export Credit Corp.,
      Unsecured Notes
      2.88%                                 01/26/07      375       372,045
   Telecom Italia Capital, Unsecured
      Notes
      6.00%(f)                              09/30/34      540       527,934
   TIAA Global Markets, Senior
      Unsecured Notes
      3.88%(f)                              01/22/08   $  465   $   467,883
   UBS Preferred Funding Trust I,
      Capital Securities
      8.62%(e)                              10/29/49       40        48,081
   USAA Capital Corp., Senior
      Unsecured Notes
      4.00%(f)                              12/10/07      370       374,227
   Verizon Global Funding Corp., Senior
      Unsecured Notes
      7.75%                                 12/01/30      285       354,348

                                                                ===========
                                                                 24,626,898
                                                                -----------
Food & Agriculture - 0.2%
   General Mills, Inc., Senior Unsecured
      Notes
      5.12%                                 02/15/07      185       190,704
   Kraft Foods, Inc., Senior Unsecured
      Notes
      6.25%                                 06/01/12      415       455,572

                                                                ===========
                                                                    646,276
                                                                -----------
Insurance - 0.7%
   All State Financial Global Funding,
      Senior Unsecured Notes
      6.15%(f)                              02/01/06      500       515,468
   American General Corp., Senior
      Unsecured Notes
      7.50%(c)                              08/11/10      150       172,525
   Berkshire Hathaway Finance Corp.,
      Senior Unsecured Notes
      3.38%                                 10/15/08      500       494,279
   Liberty Mutual Group, Inc.,
      Unsecured Notes
      5.75%(f)                              03/15/14      240       235,950
   Marsh & McLennan Cos., Inc., Senior
      Unsecured Notes
      5.38%                                 07/15/14      185       180,757
   Monumental Global Funding II,
      Senior Secured Notes
      4.38%(f)                              07/30/09      350       351,582
   New York Life Insurance Co.,
      Unsecured Notes
      5.88%(f)                              05/15/33      100       103,464
   Wellpoint, Inc., Unsecured Notes
      5.95%(f)                              12/15/34      345       348,359

                                                                ===========
                                                                  2,402,384
                                                                -----------
Manufacturing - 0.0%
   Briggs & Stratton Corp., Senior
      Unsecured Notes
      8.88%                                 03/15/11       50        60,752
   International Steel Group, Inc.,
      Senior Unsecured Notes
      6.50%                                 04/15/14       45        48,376

                                                                ===========
                                                                    109,128
                                                                -----------
Medical & Medical Services - 0.1%
   HCA, Inc., Unsecured Notes
      5.50%                                 12/01/09       85        85,049

38

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                            MATURITY   (000)      VALUE
                                            --------   -----   ----------
CORPORATE BONDS (Continued)
Medical & Medical Services (Continued)
   Merck & Co., Inc., Senior Debentures
      5.95%                                 12/01/28    $155   $  160,426

                                                               ==========
                                                                  245,475
                                                               ----------
Medical Instruments & Supplies - 0.1%
   Bio-Rad Laboratories, Inc., Senior
      Subordinated Notes
      6.12%(f)                              12/15/14     100      100,749
   Boston Scientific Corp., Senior
      Unsecured Notes
      5.45%                                 06/15/14     190      197,381
   Fisher Scientific International, Inc.,
      Senior Subordinated Notes
      6.75%(f)                              08/15/14      35       37,538

                                                               ==========
                                                                  335,668
                                                               ----------
Metal & Mining - 0.0%
   TRIMAS Corp., Senior Subordinated
      Notes
      9.88%                                 06/15/12      50       53,000
                                                               ----------
Motor Vehicles - 0.1%
   DaimlerChrysler AG, Senior
      Debentures
      7.45%                                 03/01/27     135      150,101
   DaimlerChrysler N.A. Holding Corp.,
      Senior Unsecured Notes
      2.94%(e)                              09/10/07     175      175,604
   DaimlerChrysler N.A. Holding Corp.,
      Unsecured Notes
      4.05%                                 06/04/08      65       64,942

                                                               ==========
                                                                  390,647
                                                               ----------
Oil & Gas - 1.0%
   Amerada Hess Corp., Senior
      Unsecured Notes
      7.30%                                 08/15/31     165      184,074
      7.12%                                 03/15/33     465      510,179
   Chesapeake Energy Corp., Senior
      Unsecured Notes
      6.38%(f)                              06/15/15      45       46,462
   Consolidated Natural Gas, Inc.,
      Senior Notes
      5.00%                                 03/01/14     235      235,428
   Consolidated Natural Gas, Inc.,
      Senior Unsecured Notes
      6.25%                                 11/01/11     150      164,644
   Devon Energy Corp., Senior
      Debentures
      7.95%                                 04/15/32     230      293,894
   El Paso Production Holding Co.,
      Senior Notes
      7.75%                                 06/01/13     115      120,750
   Encana Corp., Senior Unsecured
      Notes
      4.75%                                 10/15/13     340      336,991
   Encana Corp., Unsecured Notes
      6.50%                                 08/15/34     140      154,260
   Enterprise Products Operating LP,
      Senior Unsecured Notes
      4.00%(f)                              10/15/07     225      224,554
   Hanover Equipment Trust, Senior
      Secured Notes
      8.75%                                 09/01/11     100      109,000
   OAO Gazprom, Senior Unsecured
      Notes
      9.62%(f)                              03/01/13    $300   $  354,000
   Occidental Petroleum Corp., Senior
      Notes
      8.45%                                 02/15/29      70       94,824
   Phillips Petroleum Co., Senior
     Debentures
      7.00%                                 03/30/29      80       94,745
   Suncor Energy, Inc.
      5.95%                                 12/01/34     120      122,929
   Transcontinental Gas Pipe Line
      Corp., Senior Notes
      8.88%                                 07/15/12     125      152,189
   The Williams Cos., Inc., Senior
      Unsecured Notes
      7.62%                                 07/15/19      80       88,200
      7.75%                                 06/15/31      25       26,188

                                                               ==========
                                                                3,313,311
                                                               ----------
Paper & Forest Products - 0.1%
   Georgia-Pacific Corp., Senior
      Unsecured Notes
      8.00%                                 01/15/24     150      175,500
                                                               ----------
Pharmaceuticals - 0.1%
   Bristol-Myers Squibb Co., Senior
      Debentures
      6.88%                                 08/01/47     195      223,677
   Wyeth, Unsecured Notes
      6.50%                                 02/01/34     230      244,163

                                                               ==========
                                                                  467,840
                                                               ----------
Publishing & Printing - 0.3%
   News America, Inc., Debentures
      7.28%                                 06/30/28     125      142,854
   News America, Inc., Senior
      Debentures
      7.12%                                 04/08/28     125      140,503
      7.30%                                 04/30/28     150      171,877
      7.62%                                 11/30/28     140      166,247
   News America, Inc., Senior
      Unsecured Notes
      5.30%(f)                              12/15/14     225      226,642

                                                               ==========
                                                                  848,123
                                                               ----------
Railroad & Shipping - 0.1%
   Burlington North Santa Fe Corp.,
      Unsecured Notes
      4.88%                                 01/15/15     200      198,603
                                                               ----------
Real Estate - 0.7%
   Avalonbay Communities, Inc., Senior
      Unsecured Notes
      6.62%                                 09/15/11     180      196,947
   Camden Property Trust, Unsecured
      Notes
      4.70%                                 07/15/09     380      384,404
   Developers Diversified Realty Corp.,
      Senior Unsecured Notes
      3.88%                                 01/30/09     475      464,328
   EOP Operating LP, Senior Unsecured
      Notes
      7.50%                                 04/19/29     180      208,648

                                                                              39

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                           -----------   -----   ----------
CORPORATE BONDS (Continued)
Real Estate (Continued)
   EOP Operating LP, Unsecured Notes
      4.65%                                   10/01/10    $160   $  160,654
   The Rouse Co., Unsecured Notes
      5.38%                                   11/26/13     825      791,462

                                                                 ==========
                                                                  2,206,443
                                                                 ----------
Retail Merchandising - 0.1%
   Delhaize America, Inc., Senior
      Debentures
      9.00%                                   04/15/31      45       58,221
   Kroger Co., Senior Unsecured Notes
      6.80%                                   04/01/11     250      281,742

                                                                 ==========
                                                                    339,963
                                                                 ----------
Semiconductors & Related Devices - 0.0%
   Freescale Semiconductor, Inc.,
      Senior Unsecured Notes
      4.82%(e)                                07/15/09      50       52,000
      6.88%                                   07/15/11      25       26,875
   Magnachip Semiconductor, Senior
      Secured Notes
      5.76%(f)                                12/15/11      60       61,575

                                                                 ==========
                                                                    140,450
                                                                 ----------
Telecommunications - 1.6%
   BellSouth Corp., Senior Unsecured
      Notes
      4.20%                                   09/15/09     525      526,874
      6.55%                                   06/15/34     150      163,447
   Cincinnati Bell, Inc., Senior
      Subordinated Notes
      8.38%                                   01/15/14     110      111,375
   Citizens Communications Co., Senior
      Unsecured Notes
      6.25%                                   01/15/13     165      167,609
   Comcast Cable Communications
      Corp., Senior Unsecured Notes
      5.50%                                   03/15/11     210      221,878
      7.05%                                   03/15/33     190      217,402
   Continental Cablevision, Inc., Senior
      Notes
      8.30%                                   05/15/06     400      424,924
   CSC Holdings, Inc., Senior
      Debentures
      7.88%                                   02/15/18      60       64,950
   CSC Holdings, Inc., Senior
      Unsecured Notes
      6.75%(f)                                04/15/12     145      148,988
   Echostar DBS Corp., Senior
      Unsecured Notes
      6.62%(f)                                10/01/14     140      142,100
   MCI, Inc., Senior Unsecured Notes
      5.91%                                   05/01/07      24       24,570
      6.69%                                   05/01/09     299      309,465
   New Jersey Bell Telephone,
      Debentures
      7.85%                                   11/15/29      35       42,642
   Nextel Communications, Inc., Senior
      Notes
      5.95%                                   03/15/14     115      119,025
   Qwest Communications International,
      Inc., Senior Unsecured Notes
      7.50%(f)                                02/15/14     115      116,150

   Qwest Corp., Senior Notes
      7.88%(f)                                09/01/11    $390   $  423,150
   Rogers Wireless, Inc., Senior
      Secured Notes
      7.25%(f)                                12/15/12      65       68,738
      6.38%                                   03/01/14      95       94,050
      7.50%(f)                                03/15/15      25       26,438
   SBC Communications, Inc.,
      Unsecured Notes
      4.12%                                   09/15/09     110      109,799
      6.45%                                   06/15/34     145      155,494
   TCI Communications, Inc., Senior
      Debentures
      7.88%                                08/13-02/26     290      351,403
      8.75%                                   08/01/15     360      459,165
   Verizon Maryland, Inc., Debentures
      5.12%                                   06/15/33      95       85,217
   Verizon New Jersey, Inc., Senior
      Debentures
      5.88%                                   01/17/12     365      387,196
   Vodafone Group PLC, Unsecured
      Notes
      5.00%                                   12/16/13     275      279,816

                                                                 ==========
                                                                  5,241,865
                                                                 ----------
Transportation - 0.1%
   Omi Corp., Senior Notes
      7.62%                                   12/01/13      85       90,950
   Overseas Shipholding Group, Inc.,
      Senior Unsecured Notes
      7.50%                                   02/15/24     170      173,400

                                                                 ==========
                                                                    264,350
                                                                 ----------
Yankee - 1.7%
   British Telecommunications Group
      PLC, Senior Unsecured Notes
      8.62%                                   12/15/30      10       13,389
   Deutsche Telekom International
      Finance BV, Senior Unsecured
      Notes
      8.25%                                   06/15/05     200      204,592
      8.75%                                   06/15/30      30       39,614
   Elan Finance PLC, Unsecured Notes
      7.75%(f)                                11/15/11     145      155,150
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.50%                                   11/30/07     350      348,787
   Ispat Inland ULC, Senior Secured
      Notes
      9.75%                                   04/01/14      75       92,625
   OAO Gazprom, Unsecured Notes
      9.62%                                   03/01/13     260      307,450
   Province of Quebec, Unsecured
      Notes
      5.00%                                   07/17/09     290      302,926
   Republic of Colombia, Senior
      Unsecured Notes
      9.75%                                   04/09/11     597      687,005
   State of Israel, Unsecured Notes
      5.50%                                   04/26/24     625      651,980

40

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                  CORE PLUS TOTAL RETURN PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                    PAR/SHARES
                                         MATURITY      (000)        VALUE
                                         --------   ----------   -----------
CORPORATE BONDS
   (Continued)
Yankee (Continued)
   Telefonica Europe BV,
Senior
   Unsecured Notes
      7.75%                              09/15/10     $   160    $   187,629
   Tyco International
Group SA, Senior
   Unsecured Notes
      6.12%                              11/01/08         425        456,463
   United Mexican States
      8.12%                              12/30/19         460        541,880
   United Mexican States,
Senior
   Unsecured Notes
      8.38%                              01/14/11         705        828,375
      6.62%                              03/03/15         140        150,500
      8.00%                              09/24/22         605        697,868

                                                                 ===========
                                                                   5,666,233
                                                                 -----------

TOTAL CORPORATE BONDS
   (Cost $72,753,543)                                             73,896,105
                                                                 -----------
FOREIGN BONDS - 1.4%
   Mexican Fixed Rate
Bonds
      8.00%                              12/24/08      14,940      1,298,487
      9.00%                              12/24/09       9,753        866,633
   New Zealand Government
Bonds
      6.00%                              04/15/15       3,300      2,387,304

                                                                 ===========
TOTAL FOREIGN BONDS
   (Cost $4,229,896)                                               4,552,424
                                                                 -----------

TAXABLE MUNICIPAL BONDS - 0.1%
   California Department of Water
      Resources Revenue Bonds, Series
      02, Class E
      3.98%
   (Cost $175,097)                       05/01/05         175        175,550
                                                                 -----------
SHORT TERM INVESTMENTS - 7.9%
   Federal Home Loan Bank, Discount
      Notes
      1.00%                              01/03/05       9,500      9,500,000
   HBOS Treasury Services PLC,
      Commercial Paper
      2.04%                              01/26/05       1,300      1,298,218
   Santander Hispano Finance
      Delaware, Inc., Commercial Paper
      2.01%                              01/14/05         800        799,484
   Galileo Money Market Fund                           15,049     15,048,561

                                                                 ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $26,646,376)                                             26,646,263
                                                                 -----------

TOTAL INVESTMENTS IN SECURITIES -
104.6%
   (Cost $345,428,247(a))                348,166,755

                                      NUMBER OF
                                      CONTRACTS          VALUE
                                    -------------      ---------
CALL SWAPTIONS PURCHASED - (2.6)%
   Morgan Stanley, Strike
Price 4.365,
      Expires 01/28/05
   (Cost $64,010)                             740(g)   $   8,918
                                                       ---------

CALL SWAPTIONS WRITTEN - 71.5%
   Merrill Lynch, Strike
Price 5.05,
      Expires 02/23/05                       (920)(g)   (155,894)
   Morgan Stanley, Strike
Price 4.375,
      Expires 10/28/05                       (740)(g)    (90,606)

                                                       =========
TOTAL CALL SWAPTIONS WRITTEN
   (Premiums received                                   (246,500)
                                                       ---------
   $220,050)

PUT SWAPTIONS PURCHASED - (5.4)%
   Morgan Stanley, Strike
Price 4.865,
      Expires 01/28/05
   (Cost $64,010)                             740(g)      18,793
                                                       ---------

PUT SWAPTIONS WRITTEN - 36.6%
   Merrill Lynch, Strike
Price 6.05,
      Expires 02/23/05                       (920)(g)       (156)
   Morgan Stanley, Strike
Price 5.375,
   Expires 10/28/05                          (740)(g)   (100,957)
   UBS, Strike Price 5.75,
Expires
      09/23/05                             (1,600)(g)    (24,960)

                                                       =========
TOTAL PUT SWAPTIONS WRITTEN
   (Premiums received                                   (126,073)
                                                       ---------
$583,690)

LIABILITIES IN EXCESS OF OTHER
   ASSETS -  (4.6)%                   (15,193,538)
                                    -------------
NET ASSETS - 100.0%                 $ 332,628,355
                                    =============

----------
(a)  Cost for Federal income tax purposes is $345,644,997. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $ 4,580,304
     Gross unrealized depreciation                                   (2,058,546)
                                                                    -----------
                                                                    $ 2,521,758
                                                                    ===========

(b)  Rates shown are the effective yields as of December 31, 2004.
(c)  Securities, or a portion thereof, pledged as collateral with a value of
     $389,552 on 5 long U.S. Treasury Bond futures contracts and 328 short U.S.
     Treasury Note futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $36,739,689, with an unrealized loss of
     $30,822.
(d)  Securities, or a portion thereof, with a market value of $1,461,871 have been pledged as collateral for swap and swaption contracts.
(e)  Rates shown are the rates as of December 31, 2004.
(f)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 4.0% of its net assets, with a current market value of
     $13,356,059, in securities restricted as to resale.
(g)  Each swaption contract is equivalent to $10,000 in notional amount.

                                                                              41

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                 MATURITY      (000)        VALUE
                                               -----------   --------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 56.1%
   Federal Home Loan Mortgage
Corp.,
   Unsecured Notes
      7.00%                                       03/15/10   $  1,500   $  1,713,066
   Small Business Administration
   Participation Certificates,
Series
   96-20J, Class 1
      7.20%                                       10/01/16        160        171,439
   Small Business Administration
   Participation Certificates,
Series
   98-20J, Class 1
      5.50%                                       10/01/18        136        140,979
   Small Business Investment Cos.
   Pass-Through, Series 03-10A,
   Class 1
      4.63%                                       03/10/13      1,325      1,328,168
   U.S. Treasury Bonds
      8.00%(b)                                    11/15/21      2,820      3,871,000
      6.50%                                       11/15/26        735        892,939
      5.38%                                       02/15/31      4,000      4,325,312
   U.S. Treasury Notes
      3.25%                                       08/15/07      6,290      6,299,334
      3.38%                                       10/15/09      3,085      3,054,631
      4.00%                                    11/12-02/14     69,045     68,112,072
      4.25%(c)                                 11/13-11/14    128,935    129,293,034
      4.75%                                       05/15/14     11,130     11,598,673

                                                                        ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $229,088,481)                                                   230,800,647
                                                                        ------------
MORTGAGE PASS-THROUGHS - 43.1%
   Federal Home Loan Mortgage Corp.
   Gold
      6.00%                                    12/12-10/33      2,981      3,121,986
      5.50%                                    10/13-01/35        769        796,932
      4.50%                                       06/01/19      2,091      2,084,631
      8.00%                                    01/25-11/26        210        228,174
      7.50%                                       11/01/25          2          2,021
      6.50%                                    03/29-01/35        863        906,527
      7.00%                                    09/31-04/32        241        255,366
   Federal National Mortgage
   Association
      7.00%                                    08/09-12/11         42         43,819
      6.00%                                    11/09-01/35     23,922     24,742,235
      4.00%                                    05/10-01/20      3,954      3,937,440
      6.50%                                    01/13-01/35     12,157     12,781,994
      5.50%(b)                                 12/13-01/35     32,494     33,361,702
      8.00%                                       08/01/14         19         19,971
      5.00%                                    02/18-01/35     72,191     71,880,566
      4.50%                                    06/18-01/35     19,682     19,220,278
      4.75%                                       10/25/21      1,595      1,600,955
      7.50%                                    06/24-04/26         65         69,637
   Government National Mortgage
   Association
      8.00%                                       04/20/13         89         94,362
      6.00%                                    01/14-06/14        315        332,261
      5.50%                                    03/14-08/33        744        772,433
      7.00%                                    10/27-06/28        410        436,640
      7.50%                                    11/27-01/35          2          2,109
      6.50%                                    04/29-04/31        100        105,087
      5.00%                                    07/33-01/35        201        212,176

                                                                        ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $176,212,658)                                                   177,009,302
                                                                        ------------

                                                          PAR/SHARES
                                               MATURITY      (000)        VALUE
                                               --------   ----------   -----------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.4%
   Federal National Mortgage
      Association Strip Notes, Series
      352, Class 2 (IO)
      1.62%(d)                                 07/01/34     $ 4,933    $ 1,150,062
   Federal National Mortgage
      Association, Series 03-130, Class
      SP (IO)
      1.00%(d)                                 08/25/28       9,535        524,112
   Salomon Brothers Mortgage
      Securities VI, Series 87-1 (IO)
      7.00%(d)                                 02/17/17          46         12,314
   Salomon Brothers Mortgage
      Securities VI, Series 87-1 (PO)
      7.00%(d)                                 02/17/17          46         42,743

                                                                       ===========
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $1,878,909)                                                     1,729,231
                                                                       -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
   General Motors Acceptance Corp,
     Commercial Mortgage Securities,
     Inc., Series 99-C3, Class A2
     7.18%                                     08/15/36       1,000      1,116,393
   GSR Mortgage Loan Trust, Series
     03-13, Class 1A1
     4.52%(e)                                  10/25/33       2,072      2,028,598
   Residential Accredit Loans, Series
     03-QS4, Class A (IO)
     6.00%(d)                                  03/25/33         587         92,475
   Washington Mutual Mortgage
     Securities Corp., Series 02-S8,
     Class 1A3
     8.00%                                     01/25/33         162        161,749

                                                                       ===========
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $3,418,302)                                                     3,399,215
                                                                       -----------
PROJECT LOANS - 0.0%
   Federal Housing Authority, Series 82
      7.43%
   (Cost $2,968)                               09/01/22           3          3,011
                                                                       -----------
ASSET BACKED SECURITIES - 0.4%
   The Money Store Small Business
      Administration Loan Trust, Series
      99-1, Class A
      2.80%(e)                                 07/15/25         114        112,730
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(e)(f)                              01/21/09       1,428      1,427,710

                                                                       ===========
TOTAL ASSET BACKED SECURITIES
   (Cost $1,537,198)                                                     1,540,440
                                                                       -----------
SHORT TERM INVESTMENTS - 10.8%
   Federal Home Loan Bank, Discount
      Notes
      2.13%                                    01/07/05      13,000     12,999,183
   Federal National Mortgage
      Association, Discount Notes
      2.18%                                    01/24/05      25,000     24,968,208
   Galileo Money Market Fund                                  6,352      6,351,959

                                                                       ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $44,319,350)                                                   44,319,350
                                                                       -----------

42

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                VALUE
                                            ------------
TOTAL INVESTMENTS IN SECURITIES - 111.6%
   (Cost $456,457,866(a))                   $458,801,196
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (11.6)%
   (including $73,493,666 of net payable
   for securities purchased)                 (47,642,381)
                                            ------------
NET ASSETS - 100.0%                         $411,158,815
                                            ============

----------
(a)  Cost for Federal income tax purposes is $457,297,173. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $ 2,645,200
     Gross unrealized depreciation                                   (1,141,177)
                                                                    -----------
                                                                    $ 1,504,023
                                                                    ===========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,347,013 on 229 short U.S. Treasury Note futures contracts and 227 long
     U.S. Treasury Note futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $50,492,469, with an unrealized gain of
     $114,228.
(c)  Securities, or a portion thereof, subject to financing transactions.
(d)  Rates shown are the effective yields as of December 31, 2004.
(e)  Rates shown are the rates as of December 31, 2004.
(f)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 0.3% of its net assets, with a current market value of
     $1,427,710, in securities restricted as to resale.

                                                                              43

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                       INFLATION PROTECTED BOND PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                             PAR/SHARES
                                                 MATURITY       (000)        VALUE
                                               -----------   ----------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 80.2%
   U.S. Treasury Inflation Protected
      Bonds
      3.62%(b)                                    04/15/28     $1,320     $ 2,045,130
      3.88%                                       04/15/29      3,040       4,844,415
      3.38%                                       04/15/32        350         498,135
   U.S. Treasury Inflation Protected
      Notes
      3.38%                                    01/07-01/12      1,635       2,026,025
      3.88%                                       01/15/09      1,335       1,741,747
      4.25%                                       01/15/10      1,010       1,329,335
      0.88%                                       04/15/10        405         404,149
      3.50%                                       01/15/11      1,055       1,314,221
      3.00%                                       07/15/12      2,295       2,719,127
      1.88%                                       07/15/13      1,375       1,470,166
      2.00%                                    01/14-07/14      4,540       4,797,947
      2.38%                                       01/15/25      1,280       1,386,229

                                                                          ===========
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $23,587,443)                                                      24,576,626
                                                                          -----------
SHORT TERM INVESTMENTS - 18.6%
   Federal Home Loan Bank, Discount
      Notes
      1.00%                                       01/03/05      5,600       5,600,000
   Galileo Money Market Fund                                       90          89,922

                                                                          ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,689,922)                                                        5,689,922
                                                                          -----------
TOTAL INVESTMENTS IN SECURITIES -  98.8%
   (Cost $29,277,365(a))                                                   30,266,548
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.2%                                                         365,819
                                                                          -----------
NET ASSETS - 100.0%                                                       $30,632,366
                                                                          ===========

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                     $990,431
     Gross unrealized depreciation                                       (1,248)
                                                                       --------
                                                                       $989,183
                                                                       ========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $155,810 on 11 long U.S. Treasury Note futures contracts and 12 short
     Interest Rate Swap futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $2,554,688, with an unrealized loss of
     $17,464.

44

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                 MATURITY     (000)       VALUE
                                               -----------   -------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
   Federal Home Loan Mortgage
Corp.,
   Unsecured Notes
      7.00%(b)                                    03/15/10   $ 3,000   $  3,426,132
   U.S. Treasury Bonds
      6.50%(b)                                    11/15/26     1,130      1,372,818

                                                                       ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $4,796,684)                                                      4,798,950
                                                                       ------------
MORTGAGE PASS-THROUGHS - 95.6%
   Federal Home Loan Mortgage Corp.
   Gold
      5.50%                                    06/13-09/33       836        864,039
      6.00%                                    11/13-10/33       677        706,125
      6.50%                                    12/13-04/31       496        525,693
      8.00%                                       07/01/17        76         82,725
      9.00%                                       12/01/19         1          1,003
      7.50%                                    09/26-03/27        11         12,025
      5.00%                                       09/01/33        91         90,143
   Federal National Mortgage
      Association
      5.50%                                    02/09-01/35       100        121,850
      6.00%                                    04/11-01/35       341        357,945
      6.50%                                    02/13-01/35       309        328,093
      8.00%                                       08/01/14       149        153,115
      4.50%(c)                                 08/18-01/35     1,098      1,104,748
      4.00%                                       03/01/19       140        136,893
      4.75%                                       10/25/21     2,060      2,067,692
      8.50%                                       10/01/24         6          6,111
      5.00%                                    05/34-12/34     7,935      7,878,175
   Government National Mortgage
      Association
      8.00%                                    12/07-08/24       606        660,667
      5.50%                                    11/08-01/35    33,016     33,828,073
      6.50%                                    03/16-01/34    14,486     15,337,919
      7.00%(c)                                 09/17-05/32     2,925      3,114,800
      5.00%                                    12/17-01/35    67,203     67,682,700
      9.00%                                    05/18-07/21       315        353,521
      10.00%                                      12/15/20         3          3,879
      7.50%                                    01/22-01/35       557        606,747
      6.00%                                    01/28-01/35    46,258     47,958,435
      4.50%                                       01/20/35     6,000      5,850,000
   Government National Mortgage
      Association II
      6.00%                                    02/29-01/35     1,017      1,062,529
      6.50%                                       10/20/34    24,189     25,413,087

                                                                       ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $214,483,742)                                                  216,308,732
                                                                       ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS - 0.6%
   Federal National Mortgage
      Association Strip Notes, Series
      352, Class 2 (IO)
      1.62%(d)                                    07/01/34     3,036        707,730
   Federal National Mortgage
      Association, Series 03-130,
Class
   SP (IO)
      1.00%(d)                                    08/25/28    10,797        593,496

                                                                       ============
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $1,408,804)                                                      1,301,226
                                                                       ------------

                                                          PAR/SHARES
                                               MATURITY      (000)         VALUE
                                               --------   ----------   -------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 2.6%
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                    08/15/36     $ 1,274    $   1,422,660
   GSR Mortgage Loan Trust, Series
      03-13, Class 1A1
      4.52%(e)                                 10/25/33       4,145        4,057,196
   Residential Accredit Loans, Series
      03-QS4, Class A (IO)
      4.61%(d)                                 03/25/33         734          115,594
   Washington Mutual Mortgage
      Securities Corp., Series 02-S8,
      Class 1A3
      8.00%                                    01/25/33         216          215,665

                                                                       =============
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $5,834,859)                                                       5,811,115
                                                                       -------------
PROJECT LOANS - 0.0%
   Federal Housing Authority, Series 82
      7.43%
   (Cost $15,367)                              09/01/22          15           15,810
                                                                       -------------
ASSET BACKED SECURITIES - 1.0%
   The Money Store Small Business
      Administration Loan Trust, Series
      99-1, Class A
      2.80%(e)                                 07/15/25         341          338,192
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(e)(f)                              01/21/09       1,826        1,825,596

                                                                       =============
TOTAL ASSET BACKED SECURITIES
   (Cost $2,161,079)                                                       2,163,788
                                                                       -------------
SHORT TERM INVESTMENTS - 12.6%
   U.S. Treasury Bills
      1.89%                                    01/13/05      23,000       22,987,909
   Galileo Money Market Fund                                  5,619        5,619,206

                                                                       =============
TOTAL SHORT TERM INVESTMENTS
   (Cost $28,607,116)                                                     28,607,115
                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES - 114.5%
   (Cost $257,307,651(a))                                                259,006,736
LIABILITIES IN EXCESS OF OTHER
   ASSETS -  (14.5)%
   (including $61,764,342 of net payable
      for securities purchased)                                          (32,743,162)
                                                                       -------------
NET ASSETS - 100.0%                                                    $ 226,263,574
                                                                       =============

                                                                              45

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

----------
(a)  Cost for Federal income tax purposes is $257,487,743. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $2,160,815
     Gross unrealized depreciation                                     (641,822)
                                                                     ----------
                                                                     $1,518,993
                                                                     ==========
(b)  Securities, or a portion thereof, subject to financing transactions.
(c)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,372,589 on 220 long U.S. Treasury Note futures contracts, 259 short U.S.
     Treasury Note futures contracts and 122 short Interest Rate Swap futures contracts expiring March 2005. The value of such contracts on December 31,
     2004 was $66,449,156, with an unrealized loss of $85,716.
(d)  Rates shown are the effective yields as of December 31, 2004.
(e)  Rates shown are the rates as of December 31, 2004.
(f)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 0.8% of its net assets, with a current market value of
     $1,825,596, in securities restricted as to resale.

46

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                           PAR
                                             MATURITY     (000)        VALUE
                                           -----------   -------   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -
   48.9%
   Federal Home Loan Mortgage Corp.,
      Unsecured Notes
      3.00%                                   04/19/07   $ 5,900   $  5,857,697
      3.88%                                11/08-01/09     5,350      5,336,565
      4.75%                                   12/08/10     8,655      8,698,734
      4.12%                                   02/24/11     6,145      6,050,281
   Federal National Mortgage
      Association, Unsecured Notes
      1.75%                                   06/16/06     2,120      2,078,866
      2.35%                                   04/05/07     7,880      7,715,355
      6.62%                                   09/15/09     2,600      2,903,092
      4.75%                                   02/21/13     2,990      2,971,967
   Overseas Private Investment Co.
      4.09%                                   05/29/12       446        418,069
      4.30%                                   05/29/12     1,241      1,192,819
      4.64%                                   05/29/12       923        902,546
      4.68%                                   05/29/12       521        502,825
      4.87%                                   05/29/12     3,928      3,887,162
      5.40%                                   05/29/12     4,883      4,996,312
      5.46%                                   05/29/12       559        567,819
      5.79%                                   05/29/12       987      1,014,491
      5.88%(b)                                05/29/12       525        540,249
      5.94%                                   05/29/12     1,871      1,947,576
      5.95%                                   05/29/12       533        557,168
      6.10%                                   05/29/12       628        656,751
      6.81%                                   05/29/12       754        794,028
      6.89%                                   05/29/12     6,014      6,409,516
      6.91%                                   05/29/12     2,021      2,107,970
      7.35%                                   05/29/12       541        576,427
   Resolution Funding Corp., Strip
      Bonds
      6.30%(c)                             07/18-10/18     3,450      1,744,263
   Small Business Administration
      Participation Certificates, Series
      96-20B, Class 1
      6.38%                                   02/01/16     2,616      2,748,283
   Small Business Administration
      Participation Certificates, Series
      96-20K, Class 1
      6.95%                                   11/01/16     4,137      4,411,654
   Small Business Administration
      Participation Certificates, Series
      97, Class A
      3.10%(d)(e)                             08/15/22       858        814,926
   Small Business Administration
      Participation Certificates, Series
      97-20B, Class 1
      7.10%                                   02/01/17     3,215      3,440,005
   Small Business Administration
      Participation Certificates, Series
      97-20F, Class 1
      7.20%                                   06/01/17       847        911,354
   Small Business Administration
      Participation Certificates, Series
      97-20G, Class 1
      6.85%                                   07/01/17     5,838      6,234,791
   U.S. Treasury Bonds
      10.38%(f)                               11/15/12   $11,000   $ 13,114,926
      12.00%                                  08/15/13     6,240      8,042,287
      8.12%(g)                                08/15/19    18,370     25,073,617
      8.50%                                   02/15/20       950      1,340,762
      8.00%(g)(h)                             11/15/21     6,380      8,757,794
      6.00%                                   02/15/26    12,720     14,570,862
      6.75%(g)                                08/15/26    15,020     18,735,107
      6.12%                                   11/15/27     6,520      7,614,904
      5.50%                                   08/15/28     4,550      4,924,665
      5.38%(g)                                02/15/31    23,820     25,757,233
   U.S. Treasury Notes
      2.38%                                   08/31/06    20,165     19,964,136
      2.50%(g)                                09/30/06    16,905     16,759,059
      3.00%                                   11/15/07    31,330     31,136,631
      3.38%(g)                                10/15/09     7,705      7,629,152
      3.50%(g)                                12/15/09    19,490     19,395,590
      4.88%                                   02/15/12    10,575     11,177,278
      4.75%(g)                                05/15/14    21,556     22,463,702
      4.25%(g)                             08/14-11/14    21,035     21,082,719

                                                                   ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $338,928,821)                                              366,529,985
                                                                   ------------
MORTGAGE PASS-THROUGHS - 25.1%
   Federal Home Loan Mortgage Corp.
      Gold
      6.50%                                03/09-12/30     1,411      1,491,822
      4.00%                                   05/01/10     2,452      2,442,486
      6.00%                                11/12-07/34     9,534      9,887,351
      5.50%                                10/17-01/35     1,202      1,254,433
      4.50%                                   06/01/19     2,947      2,938,532
      7.50%                                11/25-10/27        38         40,652
      7.00%                                04/29-04/32        97        103,187
      5.00%                                   01/13/35     2,400      2,382,749
   Federal National Mortgage
      Association
      9.50%                                   03/01/05         0             16
      7.00%                                06/06-06/32     3,302      3,501,511
      6.50%                                02/11-01/35    21,419     22,510,150
      6.00%                                09/12-01/35    24,473     25,455,791
      5.50%                                09/13-01/35    31,888     32,888,485
      4.00%                                08/18-12/19    11,177     10,922,909
      4.50%                                10/18-01/35     3,759      3,664,175
      5.00%                                01/20-01/35    51,220     51,392,357
   Federal National Mortgage
      Association 1-Year Libor ARM
      4.31%(d)                                12/01/34     8,100      8,120,250
   Federal National Mortgage Corp.
      7.00%                                   09/01/34       182        192,440

                                                                              47

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                               PAR
                                                 MATURITY     (000)       VALUE
                                               -----------   -------   ------------
MORTGAGE PASS-THROUGHS (Continued)
   Government National Mortgage
      Association
      9.50%                                    09/16-11/16   $    23   $     26,071
      9.00%                                       03/15/18        14         15,504
      6.50%                                    12/23-01/34     5,110      5,378,579
      6.00%                                    11/28-10/33       803        834,528
      5.50%                                    12/28-01/35     2,459      2,528,232
   MLCC Mortgage Investors, Inc.,
      Series 95-C2 (IO)
      10.40%(c)                                   06/15/21    13,549        238,059

                                                                       ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $184,183,195)                                                  188,210,269
                                                                       ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 9.4%
   Bank of America Alternative Loan
      Trust, Series 040-11, Class 2CB1
      6.00%                                       12/25/34     3,883      3,965,585
   Bear Stearns Commercial Mortgage
      Securities, Series 00-WF2, Class
      A2
      7.32%                                       09/15/09     4,590      5,237,953
   Bear Sterns Commercial Mortgage
      Securites, Inc., Series 04-PWR6,
      Class A6
      4.82%                                       11/11/41     4,155      4,153,702
   Donaldson, Lufkin and Jenrette, Inc.
      Commerical Mortgage Corp.,
      Series 98-CF1, Class A1B
      6.41%                                       02/18/31     7,750      8,277,515
   Federal Home Loan Mortgage Corp.,
      Series 2825, Class VP
      5.50%                                       06/15/15     3,280      3,393,996
   Federal National Mortgage
      Association, Series 04-82, Class
      HJ
      5.50%                                       09/25/32     7,400      7,628,956
   General Motors Acceptance Corp,
      Commercial Mortgage Securities,
      Inc., Series 99-C3, Class A2
      7.18%                                       08/15/36     3,867      4,317,379
   Lehman Brothers-UBS Commercial
      Mortgage Trust, Series 00-C4,
      Class A2
      7.37%                                       08/15/26     5,680      6,489,891
   Lehman Brothers-UBS Commerical
      Mortgage Trust, Series 03-C7,
      Class A2
      4.06%                                       09/15/27     2,480      2,481,070
   Master Resecuritization Trust, Series
      03-1
      5.00%                                       03/28/32     1,491      1,483,641
   Master Resecuritization Trust, Series
      03-3
      4.25%(d)                                    01/28/33     1,541      1,520,831
   Morgan Stanley Capital I, Inc., Series
      03-T11, Class A2
      4.34%                                       06/13/41     2,950      2,968,409
   Morgan Stanley Capital Investments,
      Series 98-HF2, Class A2
      6.48%                                       11/15/30     4,645      5,000,065
   Residential Accredit Loans, Inc.,
      Series 99-QS8, Class A1
      6.50%                                       06/25/14     1,991      2,019,935
   Salomon Brothers Mortgage
      Securities VII, Series 00-C1, Class
      A2
      7.52%                                       12/18/09   $ 5,565   $  6,238,588
   Summit Mortgage Trust, Series 00-1,
      Class B1
      6.04%(d)                                    12/28/12       225        225,028
   USGI, Series 87
      7.43%                                       12/01/22       187        196,279
   Wachovia Bank Commercial
      Mortgage Trust, Series 03, Class
      C6
      5.12%                                       08/15/35     4,470      4,592,723

                                                                       ============
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $70,404,583)                                                    70,191,546
                                                                       ------------
PROJECT LOANS - 2.6%
   Whittier Rehab at Haverhill Project
      Loan
      7.60%                                       12/01/39    10,889     11,740,466
   Whittier Rehab at Westborough
      Project Loan
      8.12%                                       02/28/37     6,951      7,489,180

                                                                       ============
TOTAL PROJECT LOANS
   (Cost $17,582,540)                                                    19,229,646
                                                                       ------------
CERTIFICATE OF DEPOSIT - 0.4%
   State Street Bank & Trust Co.,
      Deposit Notes
      2.41%(d)                                    12/11/06     1,625      1,624,025
   SunTrust Banks, Inc., Deposit Notes
      4.42%                                       06/15/09     1,260      1,278,245

                                                                       ============
TOTAL CERTIFICATE OF DEPOSIT
   (Cost $2,884,374)                                                      2,902,270
                                                                       ------------
ASSET BACKED SECURITIES - 6.5%
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                       06/15/10     5,675      5,627,614
   Citibank Credit Card Issuance Trust,
      Series 00, Class A3
      6.88%                                       11/16/09     6,275      6,829,172
   Citibank Credit Card Issuance Trust,
      Series 04-1, Class A1
      2.55%                                       01/20/09     9,150      8,993,444
   Countrywide Asset-Backed
      Certificates, Series 04-14, Class
      A4
      2.70%(d)                                    06/25/35     5,700      5,700,000
   Green Tree Financial Corp., Series
      96-7, Class A6
      7.65%                                       10/15/27     4,911      5,285,767
   MBNA Credit Card Master Note
      Trust, Series 04-A4, Class A4
      2.70%                                       09/15/09     7,200      7,075,123
   The Money Store Small Business
      Administration Loan-Backed
      Securities, Series 97-1, Class A
      3.15%(d)                                    04/15/28     2,032      1,942,000

48

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                       PAR
                                          MATURITY    (000)      VALUE
                                          --------   ------   -----------
ASSET BACKED SECURITIES (Continued)
   Railcar Leasing LLC, Series 97-1,
      Class A1
      6.75%                               07/15/06   $2,962   $ 3,024,211
   Structured Asset Receivables Trust,
      Series 03-2
      1.55%(e)                            01/21/09    4,307     4,306,535

                                                              ===========
TOTAL ASSET BACKED SECURITIES
   (Cost $48,868,237)                                          48,783,866
                                                              -----------
CORPORATE BONDS - 24.1%
Aerospace - 0.5%
   Lockheed Martin Corp., Senior
      Debentures
      8.50%                               12/01/29      985     1,338,818
   Northrop Grumman Corp., Senior
      Unsecured Notes
      4.08%                               11/16/06    1,205     1,217,954
      7.12%                               02/15/11      915     1,050,066
   Raytheon Co., Senior Unsecured
      Notes
      4.50%                               11/15/07      383       390,986

                                                              ===========
                                                                3,997,824
                                                              -----------
Banks - 6.2%
   American Express Bank Ltd., Bank
      Notes
      2.49%(d)                            11/21/07    2,450     2,449,999
   Banc One Corp., Senior Unsecured
      Notes
      2.62%                               06/30/08    1,415     1,358,542
   Bank of America Corp., Senior
      Unsecured Notes
      5.25%                               02/01/07      425       439,964
      3.38%                               02/17/09    1,350     1,322,814
   Bank of America Corp., Subordinated
      Notes
      7.80%(f)                            02/15/10    1,190     1,383,851
      7.40%                               01/15/11      400       463,350
   BankBoston NA, Subordinated Notes
      7.00%                               09/15/07    1,500     1,630,995
   HBOS Treasury Services PLC,
      Senior Unsecured Notes
      3.60%(e)                            08/15/07      855       855,484
   HSBC Bank USA, Senior Bank Notes
      3.88%                               09/15/09    2,000     1,981,980
   International Finance Corp., Senior
      Unsecured Notes
      7.12%                               04/06/05    3,875     3,919,768
   J.P. Morgan Chase & Co., Senior
      Unsecured Notes
      5.25%                               05/30/07    3,380     3,513,828
      3.62%                               05/01/08    1,630     1,618,447
   National City Bank Cleveland, Senior
      Bank Notes
      2.67%(d)                            06/29/09    1,350     1,349,120
   National City Bank Cleveland,
      Unsecured Notes
      3.38%                               10/15/07    1,235     1,228,256
   The Royal Bank of Scotland Group
      PLC
      4.71%(d)                            12/29/49      600       584,518
   SunTrust Banks, Inc., Senior
      Unsecured Notes
      3.62%                               10/15/07    1,540     1,539,446
   U.S. Bancorp, Senior Unsecured
      Notes
      3.95%                               08/23/07   $  335   $   338,461
   U.S. Bank N.A., Senior Bank Notes
      2.87%                               02/01/07    1,040     1,025,657
      2.40%                               03/12/07    1,580     1,547,768
   U.S. Bank N.A., Subordinated Notes
      6.50%                               02/01/08    2,420     2,609,416
   Wachovia Corp., Senior Notes
      3.50%                               08/15/08    1,165     1,152,256
   Wells Fargo & Co., Senior Notes
      2.61%(d)                            09/28/07    1,000       999,430
   Wells Fargo & Co., Senior Unsecured
      Notes
      4.00%                               08/15/08    4,875     4,923,945
      2.59%(d)                            09/15/09    3,445     3,446,034
      4.20%                               01/15/10    3,625     3,641,929
   Wells Fargo & Co., Subordinated
      Notes
      7.80%(d)                            06/15/10    1,450     1,480,346

                                                              ===========
                                                               46,805,604
                                                              -----------
Broadcasting - 0.1%
   Cox Communications, Inc.,
      Unsecured Notes
      4.62%(e)                            01/15/10    1,050     1,048,740
                                                              -----------
Energy & Utilities - 0.8%
   FirstEnergy Corp., Senior Unsecured
      Notes
      7.38%                               11/15/31      740       844,732
   Florida Power Corp., First Mortgage
      Bonds
      6.65%                               07/15/11    2,000     2,224,017
      5.90%                               03/01/33      175       181,518
   Ontario Electricity Financial Corp.,
      Senior Notes
      6.10%                               01/30/08      855       915,383
   TXU Corp., Senior Unsecured Notes
      4.80%(e)                            11/15/24    1,000     1,001,669

                                                              ===========
                                                                5,167,319
                                                              -----------
Entertainment & Leisure - 0.2%
   Time Warner Cos., Inc., Senior
      Debentures
      9.15%                               02/01/23      535       713,781
      7.57%                               02/01/24      750       882,265

                                                              ===========
                                                                1,596,046
                                                              -----------
Finance - 10.1%
   AID-Israel, Unsecured Notes
      5.50%                               09/18/23    5,000     5,260,200
   American Express Co., Senior
      Unsecured Notes
      4.38%(f)                            07/30/09    1,000     1,017,400
   Anadarko Finance Co., Senior
      Unsecured Notes
      7.50%                               05/01/31      310       382,761
   ASIF Global Finance, Unsecured
      Notes
      3.85%(e)                            11/26/07    5,725     5,744,522
      3.90%(e)                            10/22/08      285       284,943

                                                                              49

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
CORPORATE BONDS (Continued)
Finance (Continued)
   Associates Corporation of North
      America, Senior Notes
      6.25%                                11/01/08   $  690   $   747,957
   The Bear Stearns Cos., Inc.,
      Unsecured Notes
      2.88%                                07/02/08    1,000       968,074
   Citigroup, Inc., Senior Unsecured
      Notes
      6.20%                                03/15/09    1,200     1,304,209
      2.59%(d)                             06/09/09    7,025     7,035,664
   Citigroup, Inc., Subordinated Notes
      6.00%                                10/31/33      685       708,201
   Citigroup, Inc., Unsecured Notes
      3.62%                                02/09/09    4,455     4,423,191
   Conoco Global Funding Co., Senior
      Unsecured Notes
      6.35%                                10/15/11      665       741,302
   Devon Financing Corp., Senior
      Unsecured Notes
      7.88%                                09/30/31      350       440,677
   Eksportfinans ASA, Unsecured Notes
      3.38%                                01/15/08    3,770     3,750,547
   EOP Operating LP, Unsecured Notes
      4.75%                                03/15/14    1,465     1,417,196
   General Electric Capital Corp., Senior
      Unsecured Notes
      4.25%                                01/15/08    5,400     5,485,498
   General Electric Capital Corp.,
      Unsecured Notes
      2.22%(d)                             07/28/08    4,125     4,128,556
      3.60%                                10/15/08    3,005     2,972,151
      4.38%                                11/21/11      330       328,041
   General Motors Acceptance Corp.,
      Senior Unsecured Notes
      7.25%                                03/02/11      600       628,177
      6.88%                                09/15/11    2,095     2,143,206
      6.75%                                12/01/14      500       500,684
      8.00%                                11/01/31      510       521,475
   General Motors Acceptance Corp.,
      Unsecured Notes
      5.62%                                05/15/09       80        79,904
   Household Finance Corp.
      6.38%                                11/27/12    1,900     2,103,281
   Household Finance Corp., Senior
      Unsecured Notes
      6.50%                                11/15/08    1,615     1,756,437
      6.38%                                10/15/11      510       563,242
   HSBC Finance Corp., Senior
      Unsecured Notes
      6.75%                                05/15/11      480       538,667
   Larwin Group - Participation in Asset
      Exchange
      8.00%(b)(i)(j)                       12/01/09        1           603
   Lehman Brothers Holdings, Inc.,
      Senior Unsecured Notes
      7.00%                                02/01/08      345       376,943
   Metropolitan Life Global Funding,
      Inc., Unsecured Notes
      4.25%(e)                             07/30/09    1,080     1,078,002
   Nationwide Building Society, Senior
      Unsecured Notes
      3.50%(e)                             07/31/07    1,725     1,717,928
   New York Life Global Funding,
      Unsecured Notes
      3.88%(e)                             01/15/09   $  775   $   770,762
   Protective Life Secured Trust,
      Secured Notes
      3.70%                                11/24/08    1,330     1,316,461
   Qwest Capital Funding, Inc., Senior
      Unsecured Notes
      7.90%(k)                             08/15/10      402       406,020
   Rabobank Capital Funding Trust II,
      Capital Securities
      5.26%(d)(e)                          12/29/49      500       508,745
   SLM Corp., Senior Unsecured Notes
      3.62%                                03/17/08    3,155     3,139,853
   Sun Life of Canada Capital Trust,
      Capital Securities
      8.53%(e)                             05/29/49    2,700     3,037,554
   Swedish Export Credit Corp.,
      Unsecured Notes
      2.88%                                01/26/07    1,550     1,537,786
   Telecom Italia Capital, Unsecured
      Notes
      6.00%(e)                             09/30/34      250       244,414
   Texaco Capital, Inc., Debentures
      8.88%                                09/01/21    1,350     1,865,159
   TIAA Global Markets, Senior
      Unsecured Notes
      4.12%(e)                             11/15/07    1,850     1,873,589
      3.88%(e)                             01/22/08    1,165     1,172,223
   USAA Capital Corp., Senior
      Unsecured Notes
      4.00%(e)                             12/10/07      920       930,511

                                                               ===========
                                                                75,952,716
                                                               -----------
Food & Agriculture - 0.1%
   General Mills, Inc., Senior Unsecured
      Notes
      5.12%                                02/15/07      925       953,518
                                                               -----------
Insurance - 1.2%
   Berkshire Hathaway Finance Corp.,
      Senior Unsecured Notes
      3.38%                                10/15/08    1,925     1,902,974
   Marsh & McLennan Cos., Inc., Senior
      Unsecured Notes
      2.19%(d)                             07/13/07      475       464,093
      5.38%                                07/15/14      500       488,532
   Monument Global Funding II,
      Unsecured Notes
      2.80%(e)                             07/15/08    2,480     2,390,378
   Monumental Global Funding II,
      Senior Secured Notes
      4.38%(e)                             07/30/09      925       929,181
   UnitedHealth Group, Inc., Unsecured
      Notes
      3.38%                                08/15/07    1,645     1,632,393
   Wellpoint, Inc., Unsecured Notes
      5.95%(e)                             12/15/34      675       681,572
   XL Capital Ltd., Senior Unsecured
      Notes
      6.38%                                11/15/24      505       531,575

                                                               ===========
                                                                 9,020,698
                                                               -----------

50

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                       PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
CORPORATE BONDS (Continued)
Medical Instruments & Supplies - 0.2%
   Boston Scientific Corp., Senior
      Unsecured Notes
      5.45%(k)                             06/15/14   $  490   $   509,035
                                                               -----------
Motor Vehicles - 0.2%
   DaimlerChrysler AG, Senior
      Debentures
      7.45%                                03/01/27      870       967,314
   DaimlerChrysler N.A. Holding Corp.,
      Senior Unsecured Notes
      2.94%(d)                             09/10/07      550       551,898
   DaimlerChrysler N.A. Holding Corp.,
      Unsecured Notes
      4.05%                                06/04/08      150       149,869

                                                               ===========
                                                                 1,669,081
                                                               -----------
Oil & Gas - 0.4%
   Consolidated Natural Gas Co.,
      Senior Unsecured Notes
      5.38%                                11/01/06    1,850     1,911,105
   Devon Energy Corp., Senior
      Debentures
      7.95%                                04/15/32      575       734,736
   Suncor Energy, Inc.
      5.95%                                12/01/34      470       481,473

                                                               ===========
                                                                 3,127,314
                                                               -----------
Pharmaceuticals - 0.2%
   Merck & Co., Inc., Senior Unsecured
      Notes
      4.38%(k)                             02/15/13    1,000       975,864
   Wyeth, Unsecured Notes
      6.50%                                02/01/34      575       610,407

                                                               ===========
                                                                 1,586,271
                                                               -----------
Publishing & Printing - 0.4%
   News America, Inc., Senior
      Debentures
      7.12%                                04/08/28      300       337,208
      7.62%                                11/30/28    1,150     1,365,604
  News America, Inc., Senior
      Unsecured Notes
      5.30%(e)                             12/15/14      500       503,650

                                                               ===========
                                                                 2,206,462
                                                               -----------
Real Estate - 0.6%
   EOP Operating LP, Unsecured Notes
      4.65%                                10/01/10      255       256,042
   ERP Operating LP, Unsecured Notes
      5.20%                                04/01/13    2,975     3,017,936
   The Rouse Co., Unsecured Notes
      3.62%                                03/15/09    1,615     1,522,532

                                                               ===========
                                                                 4,796,510
                                                               -----------
Retail Merchandising - 0.1%
   CVS Corp., Senior Unsecured Notes
      4.88%(e)                             09/15/14      890       886,599
                                                               -----------
Telecommunications - 1.4%
   Comcast Cable Communications
      Corp., Senior Unsecured Notes
      6.38%                                01/30/06      413       426,245
   Continental Cablevision, Inc., Senior
      Notes
      8.30%                                05/15/06   $2,640   $ 2,804,496
   Cox Communications, Inc.,
      Unsecured Notes
      4.62%(e)                             06/01/13      280       267,852
   MCI, Inc., Senior Unsecured Notes
      5.91%                                05/01/07      211       216,011
      6.69%                                05/01/09      161       166,635
   New England Telephone & Telegraph
      Co., Debentures
      7.88%                                11/15/29      200       241,469
   SBC Communications, Inc.,
      Unsecured Notes
      4.12%                                09/15/09      280       279,489
      6.45%                                06/15/34      600       643,422
   TCI Communications, Inc., Senior
      Debentures
      7.88%                                02/15/26    1,040     1,277,146
   TCI Communications, Inc., Senior
      Notes
      7.12%                                02/15/28      620       694,233
   Verizon Maryland, Inc., Senior
      Debentures
      6.12%                                03/01/12      575       619,303
   Verizon Pennsylvania, Inc.,
      Debentures
      5.65%                                11/15/11    1,795     1,900,884
   Vodafone Group PLC, Senior
      Unsecured Notes
      7.88%                                02/15/30      660       851,011
   Vodafone Group PLC, Unsecured
      Notes
      5.00%(k)                             12/16/13       90        91,576

                                                               ===========
                                                                10,479,772
                                                               -----------
Yankee - 1.4%
   British Telecommunications Group
      PLC, Senior Unsecured Notes
      8.62%                                12/15/30       45        60,256
   Deutsche Telekom International
      Finance BV, Senior Unsecured
      Notes
      8.75%                                06/15/30      590       779,070
   HBOS Treasury Services PLC,
      Unsecured Notes
      3.50%                                11/30/07    1,630     1,624,349
   Pemex Finance Ltd., Senior
      Unsecured Notes
      9.03%                                02/15/11    3,505     4,000,328
   Province of Quebec, Unsecured
      Notes
      5.00%                                07/17/09      710       741,645
   Telecom Italia Capital, Senior
      Unsecured Notes
      4.00%(e)                             01/15/10    2,460     2,412,000
      4.95%(e)                             09/30/14      615       602,539

                                                                              51

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                      PAR
                                         MATURITY    (000)       VALUE
                                         --------   ------   -------------
CORPORATE BONDS (Continued)
Yankee (Continued)
   Telefonica Europe BV, Senior
      Unsecured Notes
      7.75%                              09/15/10   $  475    $    557,028
                                                              ============
                                                                10,777,215
                                                              ------------
TOTAL CORPORATE BONDS
   (Cost $178,014,635)                                         180,580,724
                                                              ------------
TAXABLE MUNICIPAL BONDS - 1.4%
   California Department of Water
      Resources Revenue Bonds, Series
      02, Class E
      3.98%                              05/01/05    1,825       1,830,730
   Los Angeles County Pension
      Obligation Revenue Bonds, Series
      95, Class D
      6.97%                              06/30/08    7,355       8,066,743
   Ohana Military Communities LLC,
      Military Housing Revenue Bonds,
      Series 04-A, Class I
      6.19%(e)                           04/01/49      750         799,576

                                                              ============
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $9,929,975)                                            10,697,049
                                                              ------------

SHORT TERM INVESTMENTS - 0.9%
   Bank of America, Time Deposit
      1.50%(l)                           01/03/05       35          35,352
   HBOS Treasury Services PLC,
      Commercial Paper
      2.04%(l)                           01/26/05    3,600       3,595,065
   Natexis Banques International,
      Floating Rate Notes
      2.30%(l)                           01/03/05      484         484,048
   Galileo Money Market Fund                         1,553       1,553,406
   Institutional Money Market Trust(l)               1,436       1,436,120

                                                              ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $7,104,234)                                             7,103,991
                                                              ------------

REPURCHASE AGREEMENTS - 2.6%
   Lehman Brothers, Borrowed Bonds
      1.55%
   (Cost $19,170,900)                01/03/05   19,171   19,170,900
                                                         ----------

TOTAL INVESTMENTS IN SECURITIES -
121.9%
   (Cost $877,071,494(a))           913,400,246

                                    NUMBER OF
                                    CONTRACTS     VALUE
                                   ----------   ---------
CALL SWAPTIONS WRITTEN - (16.3)%
   Merrill Lynch, Strike
Price 5.05,
      Expires 02/23/05             (2,440)(m)   $(413,458)
   Morgan Stanley, Strike
Price 4.375,
      Expires 10/28/05             (1,970)(m)    (241,208)

                                                =========

TOTAL CALL SWAPTIONS WRITTEN
   (Premiums received $584,945)                  (654,666)
                                                ---------
PUT SWAPTIONS WRITTEN - (10.2)%
   Merrill Lynch, Strike
Price 6.05,
      Expires 02/23/05             (2,440)(m)        (415)
   Morgan Stanley, Strike
Price 5.375,
      Expires 10/28/05             (1,970)(m)    (268,764)
   UBS, Strike Price 5.75,
Expires
      09/23/05                     (9,100)(m)    (141,960)

                                                =========
TOTAL PUT SWAPTIONS WRITTEN
  (Premiums received $2,605,675)                 (411,138)
                                                ---------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (21.9)%
   (including $193,930,256 of
payable for financing
   transactions)                  (164,274,426)
                                 --------------
NET ASSETS - 100.0%              $  748,060,016
                                 ==============

----------
(a)  Cost for Federal income tax purposes is $878,508,871. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $45,032,635
     Gross unrealized depreciation                                  (10,141,260)
                                                                    -----------
                                                                    $34,891,375
                                                                    ===========
(b)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, this security had a total market value of $540,852 which represents 0.07% of net assets.
(c)  Rates shown are the effective yields as of December 31, 2004.
(d)  Rates shown are the rates as of December 31, 2004.
(e)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 4.6% of its net assets, with a current market value of
     $34,596,042, in securities restricted as to resale.
(f)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,695,635 on 1,830 short U.S. Treasury Note futures contracts and 35 short
     U.S. Treasury Bond futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $204,486,197, with an unrealized gain of
     $227,635.
(g)  Securities, or a portion thereof, subject to financing transactions.
(h)  Securities, or a portion thereof, with a market value of $584,046 have been pledged as collateral for swap and swaption contracts.
(i)  Non-income producing security. Security in Default.
(j)  Security is illiquid.
(k)  Total or partial securities on loan.
(l)  Securities purchased with the cash proceeds from securities loaned.
(m)  Each swaption contract is equivalent to $10,000 in notional amount.

52

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                          INTERNATIONAL BOND PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                     PAR
                                       MATURITY      (000)         VALUE
                                       --------   ----------   ------------
FOREIGN BONDS - 61.3%
Australia - 0.2%
   QBE Insurance Group Ltd., Senior
      Unsecured Bonds
      5.62%                            09/28/09   $      620   $  1,205,896
                                                               ------------
Austria - 1.4%
   Bank Austria Creditanstalt, Senior
      Unsecured Notes
      5.62%                            07/12/11          490        971,739
   Republic of Austria
      3.90%                            10/20/05        5,850      8,055,141

                                                               ============
                                                                  9,026,880
                                                               ------------
Belgium - 0.9%
   Belgium Kingdom
      3.75%                            03/28/09        4,250      5,957,568
                                                               ------------
Canada - 2.4%
   Canada Housing Trust, Unsecured
      Notes
      4.40%                            03/15/08        4,165      3,575,611
   Government of Canada
      6.00%                            06/01/11        4,372      4,059,248
      5.25%                            06/01/13        4,305      3,853,391
   Province of Manitoba
      3.24%(b)                         06/02/08        5,250      4,386,137

                                                               ============
                                                                 15,874,387
                                                               ------------
Denmark - 2.7%
   Kingdom of Denmark
      7.00%                            11/10/24       28,750      7,213,150
   Realkredit Danmark A/S, Mortgage
      Bonds
      5.00%                            10/01/35       23,875      4,369,227
  Totalkredit, Mortgage Bonds
      5.00%                            10/01/35       34,050      6,231,296

                                                               ============
                                                                 17,813,673
                                                               ------------
Finland - 3.1%
  Finnish Government Bonds
    3.00%                              07/04/08        4,300      5,884,285
    4.25%                              07/04/15       10,385     14,778,686

                                                               ============
                                                                 20,662,971
                                                               ------------
France - 1.9%
   Cie de Financement Foncier
      5.00%                            12/04/07          125        241,537
   Dexia Municipal Agency
      5.62%                            03/27/09        3,000      3,209,100
   French Treasury Notes
      3.00%                            07/12/08        4,300      5,883,817
   Government of France
      5.75%                            10/25/32        1,500      2,522,516
   Reseau Ferre de France, Unsecured
      Notes
      5.25%                            12/07/28          435        873,521

                                                               ============
                                                                 12,730,491
                                                               ------------
Germany - 21.9%
   Bundesobligation
      4.25%                            02/15/08       15,000     21,298,287
      3.25%                            04/17/09        6,860      9,435,414
      3.50%                            10/09/09        3,570      4,951,028
   Bundesrepublic Deutschland
      5.38%                            01/04/10   $    6,675   $ 10,033,368
      5.25%                            01/04/11        6,815     10,279,653
      4.25%                            07/04/14       21,000     29,931,494
      6.25%                            01/04/24       12,410     21,551,938
      5.50%                            01/04/31        3,420      5,544,156
      4.75%                            07/04/34       14,600     21,374,900
   KFW Bankengruppe, Government
      Guaranteed Notes
      4.95%                            10/14/14        4,000      3,412,190
   KFW Bankengruppe, Unsecured
      Bonds
      5.00%                            07/04/11        1,455      2,168,221
   Landesbank Baden-Wuerttemberg,
      Senior Unsecured Notes
      4.75%                            11/26/10        2,000      3,814,332
   Landesbank Hessen-Thueringen
      Girozentrale, Senior Unsecured
      Notes
      5.12%                            12/07/07          475        919,021

                                                               ============
                                                                144,714,002
                                                               ------------
Ireland - 3.1%
   Helaba International Finance PLC,
      Unsecured Notes
      4.75%                            12/07/09          645      1,236,392
   Irish Treasury Notes
      3.25%                            04/18/09       14,000     19,250,428

                                                               ============
                                                                 20,486,820
                                                               ------------
Italy - 1.5%
   Buoni Poliennali Del Tesoro
      5.00%                            02/01/12        6,500      9,694,692
                                                               ------------
Japan - 6.0%
   Development Bank of Japan
      1.60%                            06/20/14    1,660,000     16,546,838
      1.70%                            09/20/22      401,000      3,757,465
   Japan Finance Corp., Government
      Guaranteed Bonds
      5.75%                            08/09/19        1,460      3,000,790
   Japan Government Bond
      1.90%                            06/20/14    1,600,000     16,335,240

                                                               ============
                                                                 39,640,333
                                                               ------------
Mexico - 1.4%
   Mexican Fixed Rate Bonds
      9.00%                            12/24/09       97,120      8,629,888
   United Mexican States, Senior
      Unsecured Notes
      8.38%                            01/14/11          273        320,775

                                                               ============
                                                                  8,950,663
                                                               ------------
Netherlands - 4.0%
   Deutsche Telekom International
      Finance BV, Unsecured Notes
      8.12%                            05/29/12          475        818,462

                                                                              53

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                              PAR
                                                MATURITY     (000)        VALUE
                                              -----------   -------   -------------
FOREIGN BONDS (Continued)
Netherlands (Continued)
   Government of Netherlands
      4.00%                                      07/15/05   $ 8,965   $ 12,298,757
      5.75%                                      02/15/07     1,845      2,672,128
      4.25%                                      07/15/13     7,400     10,559,860
                                                                      ============
                                                                        26,349,207
                                                                      ------------
New Zealand - 0.6%
   Government of New Zealand
      6.00%                                      11/15/11     5,625      4,063,235
                                                                      ------------
Portugal - 0.5%
   Portugal Government Bonds
      4.38%                                      06/16/14     2,950      4,229,282
                                                                      ------------
Spain - 2.4%
   Bonos y Obligation del Estado
      6.00%                                      01/31/08     1,650      2,456,699
      4.00%                                      01/31/10       700        991,989
      5.75%                                      07/30/32     2,475      4,152,093
   Kingdom of Spain
      5.00%                                      07/30/12     4,155      6,222,447
      4.20%                                      07/30/13     1,520      2,161,160
                                                                      ============
                                                                        15,984,388
                                                                      ------------
Sweden - 2.4%
   AB Spintab
      4.38%                                      04/20/09     1,780      2,532,211
      6.00%                                      04/20/09     7,100      1,177,859
  Stadshypotek AB
      6.00%                                      06/18/08    73,000     11,983,541
                                                                      ============
                                                                        15,693,611
                                                                      ------------
United Kingdom - 4.9%
   Aviva PLC, Subordinated Notes
      5.70%                                      06/29/49       630        950,011
   BP Capital Markets PLC, Senior
      Unsecured Notes
      5.12%                                      12/07/08     1,345      2,609,056
   United Kingdom Treasury Bonds
      5.00%                                   03/08-03/25    11,600     22,874,735
      4.00%                                      03/07/09       480        904,356
   United Kingdom Treasury Notes
      5.75%                                      12/07/09     2,430      4,921,021
                                                                      ============
                                                                        32,259,179
                                                                      ------------
TOTAL FOREIGN BONDS
   (Cost $362,786,146)                                                 405,337,278
                                                                      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
   U.S. Treasury Bonds
      6.12%(c)                                   11/15/27     2,650      3,095,015
      5.38%(c)                                   02/15/31     2,425      2,622,220
                                                                      ============
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $5,533,874)                                                     5,717,235
                                                                      ------------
MORTGAGE PASS-THROUGHS - 19.7%
   Federal Home Loan Bank
      1.00%                                      01/03/05    32,400     32,400,000
      1.25%                                      01/03/05    97,600     97,600,000
                                                                      ============
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $130,000,000)                                                 130,000,000
                                                                      ------------

                                                             PAR
                                               MATURITY     (000)       VALUE
                                               --------   --------   -----------
COMMERCIAL MORTGAGE BACKED SECURITIES - 3.1%
   Banc of America Commercial
      Mortgage, Inc., Series 04-5, Class
      A3
      4.42%                                    11/10/41   $  2,470   $ 2,493,490
   Bear Stearns Alternative Loan Trust,
      Series 04-13, Class A1
      2.79%(b)                                 11/25/34      7,135     7,135,000
   Bear Sterns Commercial Mortgage
      Securites, Inc., Series 04-PWR6,
      Class A6
      4.82%                                    11/11/41      3,210     3,208,997
   General Motors Acceptance Corp.
      Commercial Mortgage Securities,
      Inc., Series 00-C2, Class A2
      7.46%                                    08/16/33      1,890     2,171,197
   J.P. Morgan Chase Commercial
      Mortgage Securities Corp., Series
      04-CBX, Class A4
      4.53%                                    11/12/39      2,700     2,706,075
   Lehman Brothers - UBS Commercial
      Mortgage Trust, Series 00-C4,
      Class A2
      7.37%                                    08/15/26      1,800     2,056,656
   Morgan Stanley Capital Investments,
      Series 99-FNV1, Class A2
      6.53%                                    03/15/31        685       744,825
                                                                     ===========
TOTAL COMMERCIAL MORTGAGE BACKED
   SECURITIES
   (Cost $20,516,941)
                                                                      20,516,240
                                                                     -----------
ASSET BACKED SECURITIES - 1.9%
   Chase Issuance Trust, Series 04-A9,
      Class A9
      3.22%                                    06/15/10      3,450     3,421,192
   Citibank Credit Card Issuance Trust,
      Series 03-A6, Class A6
      2.90%(d)                                 05/17/10      1,375     1,339,551
   Citibank Credit Card Issuance Trust,
      Series 04-A4, Class A4
      3.20%                                    08/24/09      3,175     3,147,028
   Greenwich Capital Commercial
      Funding Corp., Series 04-GG1A,
      Class A4
      4.76%                                    06/10/36      1,940     1,976,357
   Student Loan Marketing Association
      Student Loan Trust, Series 99-3,
      Class A2
      2.15%(b)(d)                              07/25/12      1,024     1,025,934
   Student Loan Marketing Association
      Student Loan Trust, Series 03-7
      5.15%                                    09/15/39      1,280     2,480,819
                                                                     ===========
TOTAL ASSET BACKED SECURITIES
   (Cost $13,079,681)                                                 13,390,881
                                                                     -----------
CORPORATE BONDS - 2.0%
   Citigroup, Inc., Unsecured Bonds
      2.24%                                    12/09/22    200,000     1,914,495
   European Investment Bank
      5.75%                                    02/15/07      7,925    11,468,144
                                                                     ===========
TOTAL CORPORATE BONDS
   (Cost $12,250,088)
                                                                      13,382,639
                                                                     -----------

54

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                    INTERNATIONAL BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                             PAR/SHARES
                                  MATURITY      (000)        VALUE
                                 ---------   ----------   -----------
SHORT TERM INVESTMENTS - 11.6%
   U.S. Treasury Bills
      1.76%                       01/20/05     $70,000    $69,941,987
   Galileo Money Market Fund                     6,770      6,770,131
                                                          ===========
TOTAL SHORT TERM INVESTMENTS
   (Cost $76,712,118)                                      76,712,118
                                                          -----------

TOTAL INVESTMENTS IN
SECURITIES - 100.5%
   (Cost $620,878,848(a))    665,056,391

LIABILITIES IN EXCESS OF
OTHER
   ASSETS - (0.5)%            (3,558,641)
                            ------------
NET ASSETS - 100.0%         $661,497,750
                            ============
----------
(a)  Cost for Federal income tax purposes is $621,076,073. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $44,531,008
     Gross unrealized depreciation                                     (550,690)
                                                                    -----------
                                                                    $43,980,318
                                                                    ===========

(b)  Rates shown are the rates as of December 31, 2004.
(c)  Securities, or a portion thereof, with a market value of $3,987,858 have been pledged as collateral for swap and swaption contracts.
(d)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,374,886 on 821 short U.S. Treasury Note futures contracts, 71 short
     Australian Treasury Bond futures contracts, 17 short British futures contracts, 2 short Euro-Bund futures contracts, and 13 long Japan
     Government Bond futures contracts expiring March 2005. The value of such contracts on December 31, 2004 was $126,972,566, with an unrealized loss of
     $275,361.

                                                                              55

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                            HIGH YIELD BOND PORTFOLIO

AS OF DECEMBER 31, 2004(UNAUDITED)

                                             NUMBER
                                           OF SHARES      VALUE
                                           ---------   ----------
COMMON STOCKS - 0.6%
   HCI Direct, Inc., Class A(b)(c)          242,857    $4,177,140
   Mattress Discounters Corp.(b)(c)          22,488             0
   Spectrasite, Inc.(c)                         133         7,701
                                                       ==========
TOTAL COMMON STOCKS
   (Cost $5,194,299)                                    4,184,841
                                                       ----------
PREFERRED STOCKS - 0.7%
   Adelphia Business Solutions, Inc.,
      Series B(c)                             2,200             0
   Paxson Communications Corp.(c)(d)            258     1,939,767
   Primedia, Inc., 10.00%                    12,500     1,249,999
   TNP Enterprises, Inc., Senior
      Stock(c)                                1,475     1,646,658
                                                       ==========
TOTAL PREFERRED STOCKS
   (Cost $7,263,914)                                    4,836,424
                                                       ----------
WARRANTS - 0.0%
   DIVA Systems Corp. (issued
      02/19/98, expiring 03/01/08,
      .01)(c)(e)                              4,500             0
   Mattress Discounters Co. (issued
      08/03/99, expiring 07/15/07,
      .01)(b)(c)(g)(j)                        1,500             2
   PF Net Communications, Inc. (issued
      05/10/00, expiring 05/15/10,
      .01)(c)(h)(j)                           1,000             0
   Ubiquitel, Inc. (issued 04/11/00,
      expiring 04/15/10, 22.74)(c)(i)(j)     30,000             0
                                                       ==========
TOTAL WARRANTS
   (Cost $352,295)                                              2
                                                       ----------

                                                              PAR
                                                 MATURITY    (000)      VALUE
                                                 --------   ------   -----------
ASSET BACKED SECURITIES - 1.1%
   Continental Airlines, Inc.,
      Pass-Through Certificates, Series
      99-1B
      6.80%                                      08/02/18   $3,070     2,670,752
   Continental Airlines, Inc., Series
      974B
      6.90%                                      01/02/17    1,993     1,614,653
   Credit Suisse Asset Management
      Funding Corp., Subordinated
      Bonds, Series 2A, Class D1
      12.78%(j)                                  10/15/16    1,500     1,515,000
   Northwest Airlines, Inc.,
      Pass-Through Certificates, Series
      99-2B
      7.95%                                      03/01/15    1,779     1,449,707
                                                                     ===========
TOTAL ASSET BACKED SECURITIES
   (Cost $7,048,469)                                                   7,250,112
                                                                     -----------
CORPORATE BONDS - 96.2%
Advertising - 0.7%
   Vertis, Inc., Senior Notes
      13.50%(j)                                  12/07/09    4,090     4,335,400
                                                                     -----------
Aerospace - 1.9%
   AAR Corp.
      8.39%                                      05/15/11    2,500     2,550,000
   AAR Corp., Senior Unsecured Notes
      6.88%                                      12/15/07    1,845     1,865,756
   Argo-Tech Corp., Senior Unsecured
      Notes
      9.25%                                      06/01/11   $1,180   $ 1,298,000
   BE Aerospace, Inc., Senior Notes
      8.50%                                      10/01/10    2,510     2,767,275
   Condor Systems, Inc., Senior
      Subordinated Notes, Series B
      11.88%(c)(l)                               05/01/09    1,500        30,000
   Sequa Corp., Senior Unsecured
      Notes, Series B
      8.88%                                      04/01/08      980     1,073,100
   Standard Aero Holdings, Inc., Senior
      Subordinated Notes
      8.25%(j)                                   09/01/14    1,485     1,603,800
   The Titan Corp., Senior Subordinated
      Notes
      8.00%                                      05/15/11    1,405     1,496,325

                                                                     ===========
                                                                      12,684,256
                                                                     -----------
Broadcasting - 5.5%
   Adelphia Communications Corp.,
      Senior Notes
      10.50%(c)(l)                               12/31/05    2,000     2,010,001
      0.00%(c)(l)                                12/31/49    1,000     1,060,001
   Adelphia Communications Corp.,
      Senior Unsecured Notes
      0.00%(c)(l)                                10/01/10    3,200     3,152,000
   Asia Global Crossing LTD, Senior
      Unsecured Notes
      13.38%                                     10/15/10    2,000       130,000
   Cablevision Systems Corp., Senior
      Unsecured Notes
      6.67%(j)                                   04/01/09      860       911,600
   Charter Communications Holdings
      LLC, Senior Unsecured Notes
      11.12%                                     01/15/11    4,515     4,080,431
   Charter Communications, Inc., Senior
      Unsecured Notes
      5.88%(j)                                   11/16/09    6,070     6,919,800
   Coleman Cable, Inc., Senior Notes
      9.88%(j)                                   10/01/12    1,350     1,431,000
   Fisher Communications, Inc.,
      Unsecured Notes
      8.62%(j)                                   09/15/14    1,145     1,238,031
   Nextmedia Operating, Inc., Senior
      Subordinated Notes
      10.75%                                     07/01/11    3,000     3,360,000
   Quebecor Media, Inc., Senior
      Unsecured Notes
      11.12%                                     07/15/11    2,000     2,290,000
   Rainbow National Services LLC,
      Senior Notes
      8.75%(j)                                   09/01/12      795       870,525
   Rainbow National Services LLC,
      Senior Subordinated Notes
      10.38%(j)                                  09/01/14    2,025     2,257,875
   Rogers Cable, Inc., Senior Secured
      Notes
      6.75%(j)                                   03/15/15      640       650,400
   WMG Holdings Corp., Senior
      Unsecured Notes
      6.90%(j)                                   12/15/11    2,390     2,407,925

56

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                       PAR
                                          MATURITY    (000)      VALUE
                                          --------   ------   -----------
CORPORATE BONDS (Continued)
Broadcasting (Continued)
   XM Satellite Radio, Inc., Senior
      Secured Notes
      14.00%                              03/15/10   $3,000   $ 3,360,000
                                                              ===========
                                                               36,129,589
                                                              -----------
Business Services - 1.0%
   Stena AB, Senior Unsecured Notes
      7.00%(j)                            12/01/16    1,100     1,089,000
   Worldspan LP, Senior Notes
      9.62%(m)                            06/15/11    4,415     4,392,925
   Xerox Corp., Senior Notes
      6.88%                               08/15/11    1,140     1,214,100
                                                              ===========
                                                                6,696,025
                                                              -----------
Chemicals - 4.9%
   Aventine Renewable Energy
      Holdings, Inc., Senior Secured
      Notes
      8.50%(j)                            12/15/11      810       826,200
   Crystal U.S. Holdings 3 LLC, Senior
      Unsecured Notes
      9.81%(j)(m)(n)                      10/01/14    4,575     3,133,875
   Equistar Chemicals LP, Senior
      Unsecured Notes
      10.12%                              09/01/08      625       720,312
      8.75%                               02/15/09    1,090     1,220,800
   Hercules, Inc., Senior Subordinated
      Notes
      6.75%                               10/15/29    1,165     1,202,862
   HMP Equity Holdings Corp., Senior
      Secured Notes
      13.13%                              05/15/08    5,670     3,749,289
   Huntsman LLC, Senior Notes
      11.50%(j)                           07/15/12      730       863,225
   Huntsman LLC, Senior Secured
      Notes
      11.62%                              10/15/10    1,105     1,306,662
   Huntsman LLC, Senior Subordinated
      Notes
      7.38%(j)(m)                         01/01/15    1,325     1,328,312
   Lyondell Chemical Co., Senior
      Secured Notes
      11.12%(m)                           07/15/12    1,250     1,481,250
   Lyondell Chemical, Co., Senior
      Secured Notes
      9.62%                               05/01/07    2,325     2,557,500
   Millenium America, Inc., Senior
      Unsecured Notes
      9.25%                               06/15/08      600       682,500
   Nalco Co., Senior Subordinated
      Notes
      8.88%(m)                            11/15/13    1,910     2,093,838
   Nalco Co., Senior Unsecured Notes
      7.75%                               11/15/11      950     1,022,438
   Nova Chemicals Corp., Senior
      Unsecured Notes
      6.50%                               01/15/12    3,140     3,350,129
   Rhodia SA, Senior Notes
      10.25%(m)                           06/01/10    3,060     3,442,500
   Rhodia SA, Senior Subordinated
      Notes
      8.88%(m)                            06/01/11    1,935     1,949,512

   Rockwood Specialties Group, Inc.,
      Senior Subordinated Notes
      10.62%                              05/15/11   $1,500   $ 1,725,000
                                                              ===========
                                                               32,656,204
                                                              -----------
Computer Software & Services - 0.2%
   Unisys Corp., Unsecured Notes
      6.88%                               03/15/10      925       994,375
                                                              -----------
Construction - 2.5%
   Ainsworth Lumber Co. LTD, Senior
      Unsecured Notes
      6.30%(j)                            10/01/10      800       816,000
   D.R. Horton, Inc., Senior Unsecured
      Notes
      6.88%                               05/01/13    1,000     1,085,000
   Erico International Corp., Senior
      Subordinated Notes
      8.88%                               03/01/12    4,840     5,033,600
   K. Hovnanian Enterprises, Inc.,
      Senior Unsecured Notes
      10.50%                              10/01/07    2,000     2,302,500
   North American Energy Partners,
      Inc., Senior Unsecured Notes
      8.75%                               12/01/11    4,070     4,161,575
   NVR, Inc., Senior Unsecured Notes
      5.00%                               06/15/10    2,875     2,871,406
                                                              ===========
                                                               16,270,081
                                                              -----------
Containers - 0.9%
   Ball Corp., Senior Unsecured Notes
      6.88%                               12/15/12      700       752,500
   Crown Holdings, Inc., Debentures
      8.00%                               04/15/23    1,680     1,654,800
   Owens-Brockway Glass Container,
      Inc., Senior Secured Notes
      7.75%                               05/15/11      515       556,200
   Owens-Brockway Glass Container,
      Inc., Senior Unsecured Notes
      6.75%(j)                            12/01/14    1,310     1,329,650
   Pliant Corp., Senior Secured Notes
      8.17%(n)                            06/15/09    1,560     1,441,050
      11.12%                              09/01/09      185       201,650
                                                              ===========
                                                                5,935,850
                                                              -----------
Electronics - 1.7%
   Amkor Technology, Inc., Senior
      Unsecured Notes
      9.25%                               02/15/08    1,460     1,492,850
   Celestica, Inc., Senior Subordinated
      Notes
      7.88%                               07/01/11    2,610     2,799,225
   Centerpoint Energy Inc., Senior
      Unsecured Notes
      7.25%                               09/01/10      700       780,740
   Echostar DBS Corp., Senior Notes
      6.38%                               10/01/11    1,700     1,738,250
   PF Net Communications, Inc., Senior
      Unsecured Notes
      13.75%(c)(l)                        05/15/10    1,000           100

                                                                              57

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   ------   -----------
CORPORATE BONDS (Continued)
Electronics (Continued)
   Stats Chippac Ltd., Senior
      Unsecured Notes
      6.75%(j)                               11/15/11   $2,100   $ 2,094,750
   Stoneridge, Inc., Senior Unsecured
      Notes
      11.50%                                 05/01/12    1,500     1,749,375
   Viasystems, Inc., Senior
      Subordinated Notes
      10.50%                                 01/15/11      670       663,300

                                                                 ===========
                                                                  11,318,590
                                                                 -----------
Energy & Utilities - 7.8%
   The AES Corp., Senior Unsecured
      Notes
      7.75%(j)                               03/01/14    1,865     2,021,194
   AES Eastern Energy LP, Pass
      Through Certificates
      9.00%                                  01/02/17      712       811,470
   AES Ironwood LLC, Senior Secured
      Notes
      8.86%                                  11/30/25    1,652     1,883,096
   AES Red Oak LLC, Senior Secured
      Notes
      8.54%                                  11/30/19    5,033     5,636,796
   CMS Energy Corp., Senior
      Unsecured Notes
      9.88%                                  10/15/07      560       621,600
   Edison Mission Energy, Senior
      Unsecured Notes
      10.00%                                 08/15/08    2,410     2,771,500
      9.88%                                  04/15/11      450       533,250
   Elwood Energy LLC, Senior Secured
      Notes
      8.16%                                  07/05/26    8,273     9,038,537
   Homer City Funding LLC, Senior
      Secured Notes
      8.73%                                  10/01/26    1,373     1,596,679
   Massey Energy Co., Senior Notes
      6.95%                                  03/01/07    3,465     3,620,925
   Midwest Generation LLC,
      Pass-Through Certificates, Series B
      8.56%                                  01/02/16      805       901,600
   Midwest Generation LLC, Senior
      Secured Notes
      8.75%                                  05/01/34    1,150     1,305,250
   Mirant Corp., Senior Unsecured
      Notes
      7.40%(c)(j)(l)(m)                      07/15/49      650       477,750
   Mirant Mid-Atlantic LLC, Pass
      Through Certificates
      8.62%(l)                               06/30/12      330       365,767
   Mission Energy Holding Co., Senior
      Secured Notes
      13.50%                                 07/15/08    3,740     4,665,650
   National Waterworks, Inc., Senior
      Subordinated Notes, Series B
      10.50%                                 12/01/12    1,875     2,100,000
   Nevada Power Co., Mortgage Notes
      5.88%(j)                               01/15/15      600       603,000
   Northwestern Corp., Senior Secured
      Notes
      5.88%(j)                               11/01/14    2,325     2,371,500
   Reliant Energy, Inc., Senior Secured
      Notes
      6.75%                                  12/15/14   $  875   $   875,000
   Reliant Resources, Inc., Senior
      Secured Notes
      9.25%                                  07/15/10    2,675     2,996,000
   Salton Sea Funding Corp., Senior
      Secured Notes
      7.48%                                  11/30/18    1,056     1,139,780
   Texas Genco LLC, Senior Unsecured
      Notes
      6.88%(j)                               12/15/14    4,325     4,470,969
   TXU Corp., Senior Unsecured Notes
      4.80%(j)                               11/15/09      925       926,656

                                                                 ===========
                                                                  51,733,969
                                                                 -----------
Entertainment & Leisure - 5.3%
   Gaylord Entertainment Co., Senior
      Unsecured Notes
      6.75%(j)(m)                            11/15/14    1,680     1,688,399
   Host Marriott LP, Unsecured Notes
      7.12%                                  11/01/13      685       732,094
   John Q. Hammons Hotels LP, First
      Mortgage Notes
      8.88%                                  05/15/12    2,700     3,064,500
   K2, Inc., Senior Unsecured Notes
      7.38%(j)                               07/01/14      970     1,064,575
   Lazydays RV Center, Inc., Senior
      Notes
      11.75%                                 05/15/12    2,415     2,632,350
   MGM Mirage, Inc., Senior Notes
      6.00%                                  10/01/09    3,820     3,915,500
   MGM Mirage, Inc., Senior Unsecured
      Notes
      6.75%                                  09/01/12    1,500     1,582,500
   Mohegan Tribal Gaming Authority,
      Senior Subordinated Notes
      8.00%                                  04/01/12    1,115     1,216,744
      7.12%                                  08/15/14    1,400     1,478,750
   Pinnacle Entertainment, Inc., Senior
      Subordinated Notes
      8.75%                                  10/01/13      835       903,888
   Riddell Bell Holdings, Inc., Senior
      Subordinated Notes
      8.38%(j)                               10/01/12    2,595     2,698,800
   Station Casinos, Inc., Senior Notes
      6.00%                                  04/01/12    1,100     1,120,625
   True Temper Sports, Inc., Senior
      Subordinated Notes
      8.38%                                  09/15/11      945       878,850
   Universal City Florida Holding Co. I/II
      7.20%(j)                               05/01/10    1,700     1,772,250
   Virgin River Casino, Senior Secured
      Notes
      9.00%(j)                               01/15/12    2,330     2,423,200
   Waterford Gaming LLC, Senior
      Unsecured Notes
      8.62%(j)                               09/15/12    3,606     3,876,450
   Wynn Las Vegas LLC, First Mortgage
      Notes
      6.62%(j)                               12/01/14    4,180     4,138,200

                                                                 ===========
                                                                  35,187,675
                                                                 -----------

58

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   -------   -----------
CORPORATE BONDS (Continued)
Finance - 9.7%
   Alamosa Delaware, Inc., Senior
      Unsecured Notes
      8.50%                                  01/31/12   $ 2,145   $ 2,348,775
   Ameriserve Finance Trust, Senior
      Secured Notes
      12.00%(c)(j)(l)(m)                     09/15/06       500        25,000
   Arch Western Finance LLC, Senior
      Notes
      6.75%(o)                               07/01/13     1,575     1,626,188
   Arch Western Finance LLC, Senior
      Unsecured Notes
      6.75%(j)                               07/01/13     1,050     1,084,125
   BCP Caylux Holdings Luxembourg
      SCA, Senior Subordinated Notes
      9.62%(j)                               06/15/14     1,950     2,191,312
   Bowater Canada Finance Corp.,
      Senior Unsecured Notes
      7.95%                                  11/15/11     2,635     2,839,405
   Calpine Canada Energy Finance
      ULC, Senior Unsecured Notes
      8.50%(m)                               05/01/08    10,025     8,220,500
   Capital Guardian Ltd., Subordinated
      Bonds
      11.45%(j)                              05/24/13     1,000     1,004,100
   CE Generation LLC, Senior Notes
      7.42%                                  12/15/18     5,189     5,375,799
   Crown European Holdings SA,
      Senior Secured Notes
      10.88%                                 03/01/13     4,025     4,759,562
   Dynegy-Roseton Danskammer LLC,
      Pass-Through Certificates
      7.27%                                  11/08/10     4,450     4,483,375
   E*Trade Financial Corp., Senior
      Unsecured Notes
      8.00%(j)                               06/15/11       545       584,512
   Elan Finance Corp. Ltd., Unsecured
      Notes
      6.49%(j)                               11/15/11     1,610     1,698,550
   Jason, Inc., Second Lien Notes
      Certificates
      11.00%(b)                              12/15/07     1,500     1,865,756
   K&F Acquisition, Inc., Senior
      Subordinated Notes
      7.75%(j)                               11/15/14     1,975     2,039,188
   Larwin Group - Participation in Asset
      Exchange
      7.00%(b)(c)(l)(p)                      12/01/20         0           349
   MDP Acquisitions PLC, Senior
      Unsecured Notes
      9.62%                                  10/01/12     2,175     2,425,125
   New Asat Finance Ltd., Senior Notes
      9.25%(j)                               02/01/11       430       382,700
   Nexstar Finance LLC, Senior
      Subordinated Notes
      12.00%                                 04/01/08     1,720     1,857,600
   NSP Holdings LLC, Senior
      Unsecured Notes
      11.75%(j)                              01/01/12     1,850     1,868,500
   Orion Power Holdings, Inc., Senior
      Unsecured Notes
      12.00%                                 05/01/10     4,800     6,096,000
   Polymer Holdings LLC, Senior
      Unsecured Notes
      11.28%(j)(m)                           07/15/14     1,650     1,150,875
   Qwest Capital Funding, Unsecured
      Notes
      7.25%(m)                               02/15/11   $ 3,430   $ 3,352,825
   Qwest Services Corp., Senior
      Subordinated Notes
      14.00%(j)                              12/15/10     4,515     5,429,288
   Refco Finance Holdings, LLC, Senior
      Subordinated Notes
      9.00%(j)                               08/01/12     1,200     1,308,000
   Zais Investment Grade Ltd., Secured
      Notes
      9.95%(j)                               09/23/14     1,214       121,435

                                                                  ===========
                                                                   64,138,844
                                                                  -----------
Food & Agriculture - 0.8%
   American Seafoods Group LLC.,
      Senior Subordinated Notes
      10.12%                                 04/15/10       675       725,626
   B&G Foods Holding Corp., Senior
      Notes
      8.00%                                  10/01/11     2,170     2,311,051
   Gold Kist Inc., Senior Notes
      10.25%                                 03/15/14     1,096     1,282,320
   Nebco Evans Holding Co., Senior
      Notes
      0.00%(b)(c)(l)                         07/15/07       800             0
   Smithfield Foods, Inc., Senior
      Unsecured Notes
      7.00%(j)                               08/01/11     1,215     1,297,012

                                                                  ===========
                                                                    5,616,009
                                                                  -----------
Insurance - 0.8%
   Crum & Forster Holdings Corp.,
      Senior Notes
      10.38%                                 06/15/13     1,425     1,588,875
   Fairfax Financial Holdings Ltd.,
      Debentures
      8.30%(m)                               04/15/26       790       774,200
   Fairfax Financial Holdings Ltd.,
      Senior Notes
      6.88%(m)                               04/15/08       665       698,250
   Fairfax Financial Holdings Ltd.,
      Senior Unsecured Notes
      7.75%                                  04/26/12     3,165     3,228,300

                                                                  ===========
                                                                    6,289,625
                                                                  -----------
Manufacturing - 3.5%
   Blount International Inc., Senior
      Subordinated Notes
      8.88%                                  08/01/12     2,050     2,224,251
   Briggs & Stratton Corp., Senior
      Unsecured Notes
      8.88%                                  03/15/11       570       692,578
   Compagnie Generale de
      Geophysique, Senior Unsecured
      Notes
      10.62%                                 11/15/07     2,000     2,105,000
   Cummins, Inc., Senior Debentures
      7.12%                                  03/01/28     1,440     1,472,443
   Dresser-Rand Group, Inc., Senior
      Subordinated Notes
      7.38%(j)                               11/01/14       720       734,400
   Gentek, Inc., Escrow Bonds
      0.00%(q)                               12/01/33     1,000             0

                                                                              59

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
CORPORATE BONDS (Continued)
Manufacturing (Continued)
   Graham Packaging Co., Senior
      Notes
      8.50%(j)(m)                           10/15/12   $  885   $   929,250
   Graham Packaging Co., Senior
      Subordinated Notes
      9.88%(j)(m)                           10/15/14    1,660     1,772,050
   Hexcel Corp., Senior Secured Notes
      9.88%                                 10/01/08    2,175     2,436,000
   Intermet Corp., Senior Unsecured
      Notes
      9.75%                                 06/15/09    5,650     2,768,500
   International Steel Group, Inc.,
      Senior Unsecured Notes
      6.50%                                 04/15/14      690       741,750
   Levi Strauss & Co., Senior
      Unsecured Notes
      9.75%(j)                              01/15/15    2,440     2,403,400
   Park-Ohio Industries, Inc., Senior
      Subordinated Notes
      8.38%(j)                              11/15/14    1,875     1,870,312
   Polypore International, Inc., Senior
      Subordinated Notes
      8.75%                                 05/15/12    2,670     2,776,800

                                                                ===========
                                                                 22,926,734
                                                                -----------
Medical & Medical Services - 5.4%
   Ardent Health Services, Inc., Senior
      Subordinated Notes
      10.00%                                08/15/13    3,000     3,149,999
   Athena Neurosciences, Inc., Senior
      Unsecured Notes
      7.25%                                 02/21/08    3,305     3,453,725
   Community Health Systems, Inc.,
      Senior Subordinated Notes
      6.50%(j)                              12/15/12    1,440     1,450,800
   Concentra Operating Corp., Senior
      Subordinated Notes
      9.12%(j)                              06/01/12    2,240     2,514,400
   Curative Health Services, Inc., Senior
      Unsecured Notes
      10.75%                                05/01/11    4,360     3,902,200
   HCA, Inc., Unsecured Notes
      5.50%                                 12/01/09    3,500     3,501,995
      6.75%                                 07/15/13      980     1,016,966
   Healthsouth Corp., Senior Unsecured
      Notes
      7.62%                                 06/01/12    7,100     7,135,500
   Iasis Healthcare Corp., Senior
      Subordinated Notes
      8.75%                                 06/15/14    1,200     1,308,000
   Province Healthcare Co., Senior
      Subordinated Notes
      7.50%                                 06/01/13    1,665     1,864,800
   Tenet Healthcare Corp., Senior Notes
      9.88%(j)                              07/01/14      350       379,750
   Tenet Healthcare Corp., Senior
      Unsecured Notes
      6.38%                                 12/01/11    1,465     1,358,788
      6.50%                                 06/01/12       70        64,750
   U.S. Oncology, Inc., Senior
      Subordinated Notes
      9.00%(j)                              08/15/12    1,725     1,927,688
   Vanguard Health Holdings Co. II,
      Inc., Senior Notes
      9.00%(j)                              10/01/14   $2,295   $ 2,455,650

                                                                ===========
                                                                 35,485,011
                                                                -----------
Medical Instruments & Supplies - 1.7%
   National Nephrology Associates,
      Senior Subordinated Notes
      9.00%(j)                              11/01/11    2,645     3,061,588
   Norcross Safety Products LLC,
      Senior Subordinated Notes
      9.88%                                 08/15/11    1,600     1,779,999
   Perkinelmer, Inc., Senior
      Subordinated Notes
      8.88%                                 01/15/13    3,235     3,691,944
   Universal Hospital Services, Inc.,
      Senior Notes
      10.12%                                11/01/11    2,525     2,626,000

                                                                ===========
                                                                 11,159,531
                                                                -----------
Metal & Mining - 3.4%
   AK Steel Corp., Senior Notes
      7.75%                                 06/15/12    1,090     1,125,425
   California Steel Industries, Inc.,
      Senior Unsecured Notes
      6.12%                                 03/15/14    1,990     1,975,075
   Century Aluminum Co., Senior Notes
      7.50%(j)(m)                           08/15/14    2,605     2,774,325
   Foundation PA Coal Co., Senior
      Notes
      7.25%(j)                              08/01/14    1,375     1,471,250
   Intermet, Term Loan Bond
      6.64%(o)                              03/31/09    1,000       970,000
   Ipsco, Inc., Senior Notes
      8.75%                                 06/01/13    3,460     3,961,700
   JLG Industries, Inc., Senior
      Subordinated Notes
      8.38%(m)                              06/15/12    2,315     2,477,050
   Russell Metals, Inc., Senior
      Subordinated Notes
      6.38%                                 03/01/14    1,790     1,816,850
   TRIMAS Corp., Senior Subordinated
      Notes
      9.88%                                 06/15/12    5,725     6,068,500

                                                                ===========
                                                                 22,640,175
                                                                -----------
Miscellaneous Services - 1.0%
   Goodman Global Holdings, Inc.,
      Senior Subordinated Notes
      7.88%(j)                              12/15/12    5,275     5,222,250
   Goodman Global Holdings, Inc.,
      Senior Unsecured Notes
      5.76%(j)                              06/15/12    1,160     1,180,300

                                                                ===========
                                                                  6,402,550
                                                                -----------
Motor Vehicles - 2.1%
   Arvinmeritor, Inc., Senior Unsecured
      Notes
      8.75%                                 03/01/12    2,325     2,673,866
   Delco Remy International, Inc.,
      Senior Secured Notes
      6.07%                                 04/15/09    1,445     1,466,675

60

                                BLACKROCK FUNDS
                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
CORPORATE BONDS (Continued)
Motor Vehicles (Continued)
   Metaldyne Corp., Senior Unsecured
      Notes
      10.00%(j)(m)                         11/01/13   $3,150   $ 2,953,125
   Stanadyne Corp., Senior
      Subordinated Notes
      10.00%(j)                            08/15/14    3,050     3,294,000
   Stanadyne Holdings, Inc., Senior
      Unsecured Notes
      12.00%(j)                            02/15/15    5,750     3,392,500

                                                               ===========
                                                                13,780,166
                                                               -----------
Oil & Gas - 9.0%
   Aquila Canada Finance, Senior
      Unsecured Notes
      7.75%                                06/15/11    1,725     1,791,844
   Chesapeake Energy Corp., Senior
      Unsecured Notes
      9.00%                                08/15/12    1,725     1,970,812
      7.00%                                08/15/14      415       441,975
      6.38%(j)                             06/15/15    1,475     1,522,938
   Citgo Petroleum Corp., Senior
      Unsecured Notes
      6.00%(j)                             10/15/11      625       623,438
   Compton Petroleum Corp., Senior
      Unsecured Notes
      9.90%                                05/15/09    3,000     3,315,000
   El Paso Corp., Senior Unsecured
      Notes
      7.88%(m)                             06/15/12      615       644,212
      7.38%                                12/15/12    1,700     1,721,250
   El Paso Energy Corp., Senior
      Debentures
      7.42%(m)                             02/15/37    1,640     1,478,050
   El Paso Energy Corp., Senior
      Unsecured Notes
      7.75%(m)                             06/15/10    1,870     1,954,150
   El Paso Natural Gas Co., Senior
      Notes
      7.62%                                08/01/10      755       826,725
   El Paso Production Holding Co.,
      Senior Notes
      7.75%                                06/01/13    6,295     6,609,750
   Exco Resources, Inc., Senior
      Secured Notes
      7.25%                                01/15/11    2,635     2,819,450
   Frontier Oil Corp., Senior Unsecured
      Notes
      6.62%(j)                             10/01/11    2,005     2,050,112
   Hanover Compressor Co., Senior
      Subordinated Notes
      9.00%                                06/01/14    1,200     1,344,000
   Hanover Compressor Co., Senior
      Unsecured Notes
      8.62%                                12/15/10    1,620     1,773,900
   Hanover Equipment Trust, Senior
      Secured Notes
      8.75%                                09/01/11      850       926,500
   Hilcorp Energy I LP, Senior Notes
      10.50%(j)                            09/01/10    1,715     1,937,950
   Hornbeck Offshore Services, Inc.,
      Senior Unsecured Notes
      6.12%(j)                             12/01/14      955       955,000
   KCS Energy, Inc., Senior Unsecured
      Notes
      7.12%                                04/01/12    1,580     1,662,950
   Northwest Pipeline Corp., Senior
      Notes
      6.62%                                12/01/07   $  500   $   531,250
   Plains Exploration & Production Co.,
      Senior Unsecured Notes
      7.12%                                06/15/14    1,000     1,100,000
   The Premcor Refining Group, Inc.,
      Senior Notes
      6.75%(j)                             05/01/14    2,500     2,656,250
   The Premcor Refining Group, Inc.,
      Senior Subordinated Notes
      7.75%                                02/01/12    1,195     1,317,488
   Pride International, Inc., Senior
      Unsecured Notes
      7.38%                                07/15/14    1,400     1,529,500
   Range Resources Corp., Senior
      Subordinated Notes
      7.38%                                07/15/13    2,325     2,493,562
   Stone Energy Corp., Senior
      Subordinated Notes
      6.75%(j)                             12/15/14    1,435     1,435,000
   Swift Energy Co., Senior Unsecured
      Notes
      7.62%                                07/15/11    1,460     1,580,450
   Tennessee Gas Pipeline Co., Senior
      Unsecured Notes
      8.38%                                06/15/32    1,565     1,760,625
   Transcontinental Gas Pipe Line
      Corp., Senior Notes
      8.88%                                07/15/12    3,545     4,316,038
   Whiting Petroleum Corp., Senior
      Subordinated Notes
      7.25%                                05/01/12    1,355     1,419,362
   The Williams Cos., Inc., Certificates
      of Participation
      6.75%(j)                             04/15/09    1,000     1,085,000
   The Williams Cos., Inc., Senior
      Unsecured Notes
      7.62%                                07/15/19    1,300     1,433,250
      7.75%                                06/15/31      325       340,438
      8.75%                                03/15/32      320       367,600

                                                               ===========
                                                                59,735,819
                                                               -----------
Paper & Forest Products - 2.1%
   Boise Cascade LLC, Senior
      Subordinated Notes
      7.12%(j)                             10/15/14    1,685     1,781,888
   Boise Cascade LLC, Senior
      Unsecured Notes
      5.00%(j)                             10/15/12      540       560,249
   Cascades, Inc., Senior Unsecured
      Notes
      7.25%(j)                             02/15/13    2,275     2,411,500
   Georgia-Pacific Corp., Debentures
      7.70%                                06/15/15      900     1,028,250
   Georgia-Pacific Corp., Senior Notes
      7.38%                                07/15/08    2,500     2,718,750
   Georgia-Pacific Corp., Senior
      Unsecured Notes
      8.00%                                01/15/24      275       321,750
   Millar Western Forest Products Ltd.,
      Senior Notes
      7.75%                                11/15/13    2,420     2,589,400

                                                                              61

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
CORPORATE BONDS (Continued)
Paper & Forest Products (Continued)
   Norske Skog Canada Ltd., Senior
      Unsecured Notes
      7.38%                                03/01/14   $1,855   $ 1,933,838
   Smurfit Capital Funding PLC,
      Debentures
      7.50%                                11/20/25      825       820,875

                                                               ===========
                                                                14,166,500
                                                               -----------
Personal Services - 1.2%
   Neighborcare, Inc., Senior
      Subordinated Notes
      6.88%                                11/15/13    1,270     1,330,325
   United Rentals NA, Inc., Senior
      Subordinated Notes
      7.75%                                11/15/13      965       945,700
   United Rentals, Inc., Senior
      Subordinated Notes
      7.00%(m)                             02/15/14    6,065     5,701,100

                                                               ===========
                                                                 7,977,125
                                                               -----------
Publishing & Printing - 2.0%
   Cenveo Corp., Senior Subordinated
      Notes
      7.88%                                12/01/13    3,340     3,106,199
   Dex Media West LLC, Senior
      Subordinated Notes
      9.88%                                08/15/13    1,600     1,844,000
   PEI Holdings, Inc., Senior Secured
      Notes
      11.00%                               03/15/10    2,782     3,220,165
   Primedia, Inc., Senior Notes
      7.62%(m)                             04/01/08    1,275     1,290,938
   Primedia, Inc., Senior Unsecured
      Notes
      7.66%(o)                             05/15/10    1,300     1,371,500
   WRC Media, Inc., Senior
      Subordinated Notes
      12.75%                               11/15/09    2,275     2,164,094

                                                               ===========
                                                                12,996,896
                                                               -----------
Real Estate - 1.3%
   American Casino & Entertainment
      Properties, LLC, Senior Secured
      Notes
      7.85%                                02/01/12      845       902,038
   American Real Estate Partners LP,
      Senior Unsecured Notes
      8.12%                                06/01/12    3,075     3,278,719
   Choctaw Resort Development
      Enterprise, Senior Unsecured
      Notes
      7.25%(j)                             11/15/19      540       546,749
   Polar Corp., 2nd Lien Term Loan
      Bond
      8.84%(o)                             05/30/10    1,250     1,250,000
   Technical Olympic USA, Inc., Senior
      Subordinated Notes
      7.50%(j)                             01/15/15    1,400     1,386,000
   WCI Communities, Inc., Senior
      Subordinated Notes
      7.88%                                10/01/13    1,000     1,052,500

                                                               ===========
                                                                 8,416,006
                                                               -----------
Retail Merchandising - 1.6%
   AutoNation, Inc., Senior Unsecured
      Notes
      9.00%                                08/01/08   $1,600   $ 1,824,000
   Chattem Inc., Senior Subordinated
      Notes
      7.00%                                03/01/14      695       714,981
   Duane Reade, Inc., Senior Secured
      Notes
      7.01%(j)                             12/15/10    1,500     1,528,125
   The Pantry, Inc., Senior Subordinated
      Notes
      7.75%                                02/15/14    2,315     2,465,475
   Pep Boys-Manny, Moe, & Jack, Inc.,
      Senior Subordinated Notes
      7.50%                                12/15/14    1,025     1,041,656
   Rite Aid Corp., Senior Debentures
      7.70%                                02/15/27      990       814,275
   Rite Aid Corp., Senior Unsecured
      Notes
      6.12%(j)                             12/15/08    2,405     2,260,700

                                                               ===========
                                                                10,649,212
                                                               -----------
Semiconductors & Related Devices - 1.2%
   Freescale Semiconductor, Inc.,
      Senior Unsecured Notes
      4.82%(o)                             07/15/09    1,550     1,611,999
      6.88%                                07/15/11      735       790,125
   Magnachip Semiconductor, Senior
      Secured Notes
      5.76%(j)                             12/15/11    1,750     1,795,938
      6.88%(j)                             12/15/11      930       960,225
   Magnachip Semiconductor, Senior
      Subordinated Notes
      8.00%(j)                             12/15/14    2,385     2,492,325

                                                               ===========
                                                                 7,650,612
                                                               -----------
Telecommunications - 10.5%
   AT & T Corp., Senior Unsecured
      Notes
      9.05%                                11/15/11    4,925     5,689,015
   AT&T Corp., Senior Unsecured Notes
      9.75%(o)                             11/15/31      870     1,047,341
   Centennial Communications Corp.,
      Senior Unsecured Notes
      8.12%                                02/01/14    2,535     2,611,050
   Charter Communications Holdings
      LLC, Senior Unsecured Discount
      Notes
      17.33%(n)                            01/15/12    1,775     1,207,000
   Charter Communications Operating
      Holdings LLC, Senior Unsecured
      Notes
      8.75%                                11/15/13    1,270     1,314,450
   Charter Communications Operating
      LLC, Senior Unsecured Notes
      8.00%(j)                             04/30/12    1,125     1,172,811
   Cincinnati Bell, Inc., Senior
      Subordinated Notes
      8.38%(m)                             01/15/14    3,570     3,614,625
   Cincinnati Bell, Inc., Senior
      Unsecured Notes
      7.25%                                07/15/13      445       456,125

62

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   -----------
CORPORATE BONDS (Continued)
Telecommunications (Continued)
   Citizens Communications Co., Senior
      Unsecured Notes
      6.25%                                01/15/13   $1,400   $ 1,422,134
   CSC Holdings, Inc., Senior
      Debentures
      7.88%                                02/15/18    2,480     2,684,600
   CSC Holdings, Inc., Senior
      Unsecured Notes
      7.62%                                04/01/11      535       576,462
      6.75%(j)                             04/15/12      360       369,900
   Dobson Cellular Systems, Inc.,
      Senior Secured Notes
      6.96%(j)                             11/01/11    1,595     1,646,838
      8.38%(j)                             11/01/11    2,295     2,383,931
   Echostar DBS Corp., Senior
      Unsecured Notes
      6.62%(j)                             10/01/14    1,945     1,974,175
   General Cable Corp., Senior
      Unsecured Notes
      9.50%                                11/15/10    2,480     2,827,200
   Granite Broadcasting Corp., Senior
      Secured Notes
      9.75%                                12/01/10    3,220     3,083,150
   IPCS Escrow Co., Senior Unsecured
      Notes
      11.50%(j)                            05/01/12      325       369,688
   Lucent Technologies, Inc.,
      Debentures
      6.50%                                01/15/28    2,911     2,627,178
   Lucent Technologies, Inc., Senior
      Debentures
      6.45%                                03/15/29    1,050       950,250
   Lucent Technologies, Inc., Senior
      Unsecured Notes
      5.50%(m)                             11/15/08      265       272,288
   MCI, Inc., Senior Unsecured Notes
      5.91%                                05/01/07    1,386     1,418,918
      6.69%                                05/01/09    1,236     1,279,260
   Nexstar Finance, Inc., Senior
      Subordinated Notes
      7.00%                                01/15/14    1,130     1,118,700
   Nextel Communications, Inc., Senior
      Notes
      6.88%                                10/31/13    1,000     1,092,500
      5.95%                                03/15/14    2,845     2,944,575
   Nortel Networks Ltd., Unsecured
      Notes
      6.12%                                02/15/06      620       630,850
   Northern Telecom Capital Corp.,
      Unsecured Notes
      7.88%                                06/15/26    1,100     1,105,500
   PanAmSat Corp., Senior Debentures
      6.88%                                01/15/28    2,690     2,531,962
   Qwest Communications International,
      Inc., Senior Unsecured Notes
      7.50%(j)                             02/15/14      690       696,900
   Qwest Corp., Senior Notes
      7.88%(j)                             09/01/11    2,300     2,495,500
   Qwest Corp., Senior Unsecured
      Notes
      8.88%(j)                             03/15/12    2,360     2,725,800
   Rodgers Wireless, Inc., Senior
      Subordinated Notes
      8.00%(j)(m)                          12/15/12    2,825     2,987,438
   Rogers Wireless, Inc., Senior
      Secured Notes
      5.52%(j)                             12/15/10   $  795   $   832,762
      7.25%(j)                             12/15/12      360       380,700
   Rural Cellular Corp., Senior
      Unsecured Notes
      9.88%                                02/01/10      935       953,700
   Ubiquitel Operating Co., Senior
      Unsecured Notes
      9.88%(j)(m)                          03/01/11    3,765     4,216,800
   Valor Telecommunications, Inc.
      12.88%                               05/18/12    1,650     1,716,000
   Western Wireless Corp., Senior
      Unsecured Notes
      9.25%(m)                             07/15/13    2,060     2,240,250

                                                               ===========
                                                                69,668,326
                                                               -----------
Tires & Rubber - 0.6%
   Cooper Standard Automotive, Senior
      Unsecured Notes
      7.00%(j)(m)                          12/15/12    2,090     2,121,350
   Kraton Polymers LLC, Senior
      Subordinated Notes
      8.12%(j)                             01/15/14    2,050     2,137,125

                                                               ===========
                                                                 4,258,475
                                                               -----------
Transportation - 3.2%
   H-Lines Finance Holding Corp.,
      Senior Discount Notes
      9.92%(j)                             04/01/13    5,413     3,937,958
   Horizon Lines LLC, Senior Notes
      9.00%(j)                             11/01/12    3,250     3,509,999
   Omi Corp., Senior Notes
      7.62%                                12/01/13    2,670     2,856,900
   Overseas Shipholding Group, Inc.,
      Debentures
      8.75%                                12/01/13    4,350     4,920,938
   Overseas Shipholding Group, Inc.,
      Senior Unsecured Notes
      7.50%                                02/15/24       55        56,100
   Teekay Shipping Corp., Senior
      Unsecured Notes
      8.88%                                07/15/11    1,250     1,446,875
   Transportacion Ferroviaria Mexicana,
      SA de CV, Senior Unsecured
      Notes
      12.50%                               06/15/12    2,000     2,320,000
   Ultrapetrol Bahamas Ltd., Second
      Mortgage Bonds
      9.00%(j)                             11/24/14    1,950     1,945,125

                                                               ===========
                                                                20,993,895
                                                               -----------
Waste Management - 0.9%
   Allied Waste N.A., Inc., Senior Notes
      8.88%                                04/01/08    1,330     1,423,100
   Allied Waste N.A., Inc., Senior
      Secured Notes
      8.50%                                12/01/08    1,740     1,848,750

                                                                              63

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      HIGH YIELD BOND PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004(UNAUDITED)

                                                    PAR/SHARES
                                         MATURITY      (000)         VALUE
                                         --------   ----------   ------------
CORPORATE BONDS (Continued)
Waste Management (Continued)
   Allied Waste N.A., Inc., Senior
      Unsecured Notes
      9.25%                              09/01/12     $ 1,075    $  1,163,688
   Casella Waste Systems, Inc., Senior
      Subordinated Notes
      9.75%                              02/01/13       1,225       1,350,562
                                                                 ============
                                                                    5,786,100
                                                                 ------------
Yankee - 1.8%
   Elan Finance PLC, Unsecured Notes
      7.75%(f)(j)                        11/15/11       7,165       7,666,550
   Ispat Inland ULC, Senior Secured
      Notes
      9.75%                              04/01/14       3,399       4,197,765
                                                                 ============
                                                                   11,864,315
                                                                 ------------
TOTAL CORPORATE BONDS
   (Cost $610,974,453)                                            636,543,940
                                                                 ------------
SHORT TERM INVESTMENTS - 9.6%
   Galileo Money Market Fund                            8,442       8,442,064
   Institutional Money Market Trust(k)                 55,327      55,327,400
                                                                 ============
TOTAL SHORT TERM INVESTMENTS
   (Cost $63,769,464)                                              63,769,464
                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES -
108.2%
   (Cost $694,602,894(a))           716,584,783

                              NUMBER OF
                              CONTRACTS     VALUE
                              ---------   --------
PUT OPTIONS WRITTEN - 49.2%
   Adelphia Communications
Bridge
      Loan, Strike Price
100.00, Expires
      1/31/05(b)                (144)      (40,576)
   Intelsat Bridge Loan,
Strike Price
      100.00, Expires            (95)      (71,498)
01/31/05(b)
                                          ========
TOTAL PUT OPTIONS WRITTEN
   (Premiums received                     (112,073)
   $93,734)                               --------

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.2)%
   (including $55,327,400 of
payable upon return of
   securities loaned)            (54,002,860)
                                ------------
NET ASSETS - 100.0%             $662,469,850
                                ============

----------
(a)  Cost for Federal income tax purposes is $695,561,006. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                $ 31,784,146
      Gross unrealized depreciation                                 (10,760,369)
                                                                    -----------
                                                                   $ 21,023,777
                                                                    ===========
(b)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. As of December 31, 2004, these securities had a total market value of $5,931,173 which represents 0.90% of net assets.
(c)  Non-income producing security.
(d)  Payment in kind security.
(e)  As of December 31, 2004, the aggregate amount of shares called for by these warrants is 9,000.
(f)  Securities with a market value of $6,266,261 have been pledged as collateral for reverse repurchase agreements.
(g)  As of December 31, 2004, the aggregate amount of shares called for by these warrants is 7,275.
(h)  As of December 31, 2004, the aggregate amount of shares called for by these warrants is 36,872.
(i)  As of December 31, 2004, the aggregate amount of shares called for by these warrants is 178,950.
(j)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 28.8% of its net assets, with a current market value of
     $190,927,388, in securities restricted as to resale.
(k)  Securities purchased with the cash proceeds from securities loaned.
(l)  Security in default.
(m)  Total or partial securities on loan.
(n)  Debt obligation initially issued in zero coupon form which converts to coupon form at a specified date and rate. The rates shown are the effective yields as of December 31, 2004.
(o)  Rates shown are the rates as of December 31, 2004.
(p)  Security is illiquid.
(q)  Security held in escrow for future payments

64

                                 BLACKROCK FUNDS

     KEY TO INVESTMENT ABBREVIATIONS

ARM     Adjustable Rate Mortgage
CMT     Constant Maturity Treasury Rate
IO      Interest Only
MULTI   Multi-issued pools
PLC     Project Loan Certificate

                                                                              65

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         ULTRASHORT MUNICIPAL PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)      VALUE
                                           --------   ------   ----------
MUNICIPAL BONDS - 99.3%
Alaska - 3.9%
   Anchorage Wstwtr. Rev., Wachovia
      Merlots Tr. Rcpts., Ser. 04C-25
      1.70%                                09/01/05   $1,000   $1,000,000
   Anchorage Wtr. Rev., Wachovia
      Merlots Tr. Rcpts., Ser. 04C-32
      1.70%                                09/16/05    1,000      998,044

                                                               ==========
                                                                1,998,044
                                                               ----------
Delaware - 0.6%
   Delaware St. Econ. Dev. Auth. Rev.,
      Gas Fac. Delmarva Pwr. & Light
      Prj., Ser. 94 AMT DN
      2.47%(b)                             01/07/05      300      300,000
                                                               ----------
District of Columbia - 2.0%
   Met. Washington D.C. Arpt. Auth.
      Sys. Rev., Ser. 02D
      4.00%                                10/01/05    1,000    1,012,870
                                                               ----------
Florida - 6.4%
   Gainsville Util. Sys. Rev., Ser. 03C
      5.00%                                10/01/08    1,000    1,090,540
   Pinellas Cnty. Ind. Dev. Rev., PCM
      LLC Prj., Ser. 04 AMT DN
      1.89%(b)                             01/07/05      200      200,000
   Putnam Cnty. Dev. Auth. Poll. Ctrl.
      Rev., Seminole Elec. Corp. Prj.,
      Ser. 84H-3
      1.53%                                03/15/14    2,000    2,000,000

                                                               ==========
                                                                3,290,540
                                                               ----------
Georgia - 6.2%
   Atlanta Arpt. Rev., Ser. 04-C14 AMT
      DN
      2.15%(b)                             01/07/05    1,200    1,200,000
   Cobb Cnty. Hsg. Auth. Multi-Fam.
      Rev., Ser. 03 PT-1963 AMT DN
      2.12%(b)                             01/07/05    2,000    2,000,000

                                                               ==========
                                                                3,200,000
                                                               ----------
Illinois - 1.6%
   Chicago Pub. Bldg. Comm. Bldg.
      Rev., Chicago Trans. Auth. Prj.,
      Ser. 03
      5.00%                                03/01/05      750      753,592
   Chicago Trans. Auth. Cap. Gtd. Tr.
      Receipts Rev., Ser. 03A
      4.00%                                06/01/06       90       90,392

                                                               ==========
                                                                  843,984
                                                               ----------
Indiana - 2.4%
   Indiana St. Dev. Fin. Auth. Econ.
      Dev. Rev., IVC Coatings Prj., Ser.
      00 AMT DN
      2.15%(b)                             01/07/05    1,000    1,000,000
   Munster Sch. Bldg. Corp. Rev., First
      Mtg. Prj., Prerefunded Ser. 96
      5.70%                                01/15/05      230      232,546

                                                               ==========
                                                                1,232,546
                                                               ----------
Maryland - 4.3%
   Montgomery Cnty. Hsg. Oppty.
      Comm. Rev., Ser. 01 PT-1276 AMT
      DN
      2.12%(b)                             01/07/05    2,200    2,200,000
                                                               ----------
Massachusetts - 3.9%
   Framingham G.O., Ser. 04
      2.50%                                03/30/05   $1,000   $1,001,464
   Massachusetts St. Dev. Fin. Agcy.
      Multi-Fam. Rev., Casco Crossing
      Prj., Ser. 04 AMT DN
      2.07%(b)                             01/07/05    1,000    1,000,000

                                                               ==========
                                                                2,001,464
                                                               ----------
Michigan - 1.9%
   Oakland Cnty. Econ. Dev. Corp. Ltd.
      Oblig. Rev., Exhibit Enterprises,
      Inc. Prj., Ser. 04 AMT DN
      2.15%(b)                             01/07/05    1,000    1,000,000
                                                               ----------
Minnesota - 1.1%
   Minneapolis & St. Paul Met. Arpts.
      Comm. Arpt. Rev., Ser. 99B AMT
      5.50%                                01/01/10      500      547,935
                                                               ----------
Multi-State - 11.6%
   Charter Mac Equity Issuer Tr. Rev.,
      Ser. 04 AMT DN
      2.12%(b)                             01/07/05    1,500    1,500,000
   Mun. Securities Pool Tr. Receipts
      Rev., Ser. 04 PG-17 DN
      2.14%(b)                             01/07/05    1,660    1,660,000
   Mun. Securities Pool Tr. Receipts
      Rev., Ser. 04 PG-18 DN
      2.14%(b)                             01/07/05    2,800    2,800,000

                                                               ==========
                                                                5,960,000
                                                               ----------
New Jersey - 0.8%
   Newark G.O., Ser. 03
      4.00%                                07/15/08      385      405,047
                                                               ----------
New Mexico - 1.9%
   Farmington Poll. Ctrl. Rev., Pub.
      Svcs. San Juan Prj., Ser. 03B
      2.10%                                04/01/33    1,000      990,670
                                                               ----------
New York - 2.5%
   New York City G.O., Ser. 04I
      5.00%                                08/01/09      500      542,415
   New York St. Med. Care Fac. Fin.
      Agcy. Rev., New York Hosp. FHA
      Ins. Mtg. Prj., Prerefunded Ser.
      94A
      6.90%                                02/15/05      705      723,069

                                                               ==========
                                                                1,265,484
                                                               ----------
Ohio - 11.9%
   Clipper T-E Cert. Tr. Rev., Ser. 04-8
      AMT DN
      2.11%(b)                             01/07/05    2,800    2,800,000
   Clipper T-E Cert. Tr. Rev., Ser. 04-9
      AMT DN
      2.19%(b)                             01/07/05    2,000    2,000,000
   Columbus City Sch. Dist. G.O.,
      Wachovia Merlots Tr. Rcpts., Ser.
      04C-29
      1.70%                                09/16/05    1,000      998,045
   Ohio Bldg. Auth. Rev., St. Fac.
      Admin. Bldg. Fd. Prj., Ser. 03A
      4.50%                                04/01/08      220      233,530

                                                               ==========
                                                                6,031,575
                                                               ----------

                                                                               1

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   ULTRASHORT MUNICIPAL PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS (Continued)
Oklahoma - 2.0%
   Oklahoma Dev. Fin. Auth. Rev.,
      ConocoPhillips Co. Prj., Ser. 03
      AMT
      2.42%                                 12/01/05   $1,000   $ 1,003,488
                                                                -----------
Oregon - 2.1%
   Metro G.O., Ser. 01A
      4.38%                                 01/01/08    1,045     1,103,468
                                                                -----------
Pennsylvania - 7.4%
   Pennsylvania Econ. Dev. Auth.
      Wstwtr. Trtmnt. Rev., Sunoco Inc.
      Prj., Ser. 04 AMT DN
      2.16%(b)                              01/07/05    2,300     2,300,000
   Venango Cnty. G.O., Scrubgrass Prj.,
      Ser. 04
      1.83%                                 01/19/05    1,500     1,499,864

                                                                ===========
                                                                  3,799,864
                                                                -----------
Puerto Rico - 1.0%
   Puerto Rico Pub. Bldgs. Auth. Rev.,
      Govt. Facs. Prj., Prerefunded Ser.
      02C
      5.00%                                 07/01/05      365       370,336
   Puerto Rico Pub. Bldgs. Auth. Rev.,
      Govt. Facs. Prj., Ser. 02C
      5.00%                                 07/01/05      135       136,828

                                                                ===========
                                                                    507,164
                                                                -----------
South Carolina - 2.5%
   Greenwood Cnty. Exempt Fac. Ind.
      Rev., Fuji Photo Film Prj., Ser. 04
      AMT DN
      2.15%(b)                              01/07/05    1,300     1,300,000
                                                                -----------
South Dakota - 1.0%
   South Dakota Hsg. Dev. Auth. Sgl.
      Fam. Rev., Ser. 04 PT-957 AMT
      DN
      2.09%(b)                              01/07/05      535       535,000
                                                                -----------
Tennessee - 3.2%
   Coffee Cnty. Ind. Bd. Dev. Rev.,
      Comtec Polymers, Inc. Prj., Ser. 97
      AMT DN
      2.19%(b)                              01/07/05    1,650     1,650,000
                                                                -----------
Texas - 12.9%
   Frisco Indpt. Sch. Dist. G.O.,
      Wachovia Merlots Tr. Rcpts., Ser.
      04C-24
      1.70%                                 09/01/05    1,000       999,999
   Gulf Coast Wst. Disp. Auth. Env. Fac.
      Rev., Air Prod. Prj., Ser. 04 AMT
      DN
      2.11%(b)                              01/07/05    1,000     1,000,000
   Houston Hsg. Fin. Corp. Rev., Ser.
      04 PT-2101 AMT DN
      2.12%(b)                              01/07/05    2,000     2,000,000
   Texas St. Tax Rev. Anticipation
      Notes, Ser. 04
      3.00%                                 08/31/05    2,200     2,220,616
   Texas St. Tpke. Auth. Ctr. Tpke. Sys.
      Rev., Ser. 02
      5.00%                                 06/01/08      385       415,835

                                                                ===========
                                                                  6,636,450
                                                                -----------
Utah - 1.0%
   Utah Assd. Mun. Pwr. Sys. Rev.,
      Payson Pwr. Prj., Ser. 03A
      5.00%                                 04/01/08   $  500   $   536,220
                                                                -----------
Virginia - 1.0%
   King George Cnty. Ind. Dev. Auth.
      Rev., Birchwood Pwr. Partners Prj.,
      Ser. 96A AMT DN
      2.30%(b)                              01/03/05      500       500,000
                                                                -----------
Washington - 2.2%
   Port Seattle Rev., Ser. 04 AMT DN
      2.08%(b)                              01/07/05    1,140     1,140,000
                                                                -----------
TOTAL MUNICIPAL BONDS
   (Cost $51,047,284)
                                                                 50,991,813
                                                                -----------
MONEY MARKET FUND - 0.4%
   Wilmington Trust Tax-Free Money
      Market Fund
   (Cost $192,781)                                        193       192,781
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES - 99.7%
   (Cost $51,240,065(a))                                         51,184,594
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.3%                                               145,358
                                                                -----------
NET ASSETS - 100.0%                                             $51,329,952
                                                                ===========

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                    $  5,648
     Gross unrealized depreciation                                     (61,119)
                                                                      --------
                                                                      $(55,471)
                                                                      ========

(b)  Rates shown are the rates as of December 31, 2004, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

2

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)       VALUE
                                            --------   -------   -----------
MUNICIPAL BONDS - 96.9%
Alabama - 4.0%
   Alabama Rev., Priv. Coll. & Tuskegee
      Univ. Prj., Ser. 96A
      5.90%(b)                              09/01/16   $ 1,000   $ 1,074,811
   Alabama St. Pub. Sch. & Coll. Auth.
      Cap. Imp. Rev., Ser. 98
      5.12%                                 11/01/09     1,000    1,102,160
   Alabama St. Pub. Sch. & Coll. Auth.
      Cap. Imp. Rev., Ser. 99C
      5.75%                                 07/01/18     3,000    3,365,910
   Alabama St. Pub. Sch. & Coll. Auth.
      Cap. Imp. Rev., Ser. 99D
      5.75%(b)                              08/01/10     1,000    1,133,880
   Courtland Ind. Dev. Sld. Wst. Disp.
      Rev., Champion Intl. Corp. Prj.,
      Ser. 99 AMT
      6.00%                                 08/01/29     1,500    1,558,830
   Jefferson Cnty. Swr. Rev., Ref.
      Warrants, Ser. 03B-8
      5.25%                                 02/01/13     7,725    8,455,012
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
      5.70%                                 02/01/09       680      695,327

                                                                 ===========
                                                                  17,385,930
                                                                 -----------
Alaska - 0.6%
   Alaska Ind. Dev. & Expt. Auth.
      Revolving Fd. Rev., Ser. 97A AMT
      6.00%                                 04/01/07     2,500     2,687,550
                                                                 -----------
Arizona - 0.8%
   Arizona Sch. Fac. Bd. Rev., St. Sch.
      Imp. Prj., Ser. 02
      5.50%                                 07/01/12     1,180     1,348,480
   Maricopa Cnty. Cmnty. Coll. Dist.
      G.O., Ser. 02
      5.25%                                 07/01/11     1,000     1,120,500
   Yuma Mun. Ppty Corp. Rev., Mun.
      Fac. Prj., Ser. 03A
      5.00%                                 07/01/10     1,010     1,114,212

                                                                 ===========
                                                                   3,583,192
                                                                 -----------
California - 7.7%
   California St. Econ. Recovery G.O.,
      Ser. 04A
      5.25%                                 07/01/13     7,500     8,433,224
   California St. G.O., Ser. 90
      6.50%                                 11/01/06       340       365,075
   Foothill Eastern Corridor Agcy. Toll
      Rd. Rev., Ser. 99
      5.75%                                 01/15/40     8,500     8,634,215
   Golden St. Tobacco Sec. Corp. Rev.,
      Ser. 03B
      5.00%                                 06/01/13     2,675     2,704,987
   Los Altos Sch. Dist. Cap. Apprec.
      G.O., Ser. 01B
      5.87%(c)                              08/01/21     3,380     1,436,737
   Sacramento Cnty. Sanit. Dist. Fin.
      Auth. Rev., Ser. 04A
      5.00%                                 12/01/35    10,000    10,298,900
   Sacramento Mun. Util. Dist. Elec.
      Rev., Prerefunded Ser. 92C
      5.75%                                 11/15/09       430       431,961
   Stockton-East Wtr. Dist. Rev., Ser.
      02B
      6.12%(c)                              04/01/28     4,495     1,164,205

                                                                 ===========
                                                                  33,469,304
                                                                 -----------
Colorado - 0.4%
   Arapahoe Cnty. Cap. Imp. Tr. Fd.
      Hwy. Rev., Prerefunded Ser.
      86E-470
      6.90%                                 08/31/05   $   750   $   796,359
   Colorado Dept. Trans. Rev., Ser. 02B
      5.00%                                 06/15/11     1,000     1,110,820

                                                                 ===========
                                                                   1,907,179
                                                                 -----------
District of Columbia - 0.0%
   District of Columbia G.O.,
      Prerefunded Ser. 93A-1
      6.00%                                 06/01/11        50        58,490
                                                                 -----------
Florida - 4.2%
   Florida St. Bd. of Ed. Cap. Outlay
      G.O., Ser. 00D
      5.75%                                 06/01/22     7,800     8,734,206
   Florida St. Dept. Gen. Svcs. Div. Fac.
      Mgmt. Rev., Fac. Pool Prj., Ser.
      03A
      5.25%                                 09/01/10     1,400     1,562,680
   Hillsborough Cnty. Ind. Dev. Auth.
      Exempt Fac. Rev., Nat. Gypsum
      Prj., Ser. 00A AMT
      7.12%                                 04/01/30     2,000     2,193,320
   St. Petersburg Excise Tax Rev., Ser.
      93
      5.15%                                 10/01/11     1,655     1,851,283
   Tampa Wtr. & Swr. Rev., Ser. 02
                                            10/01/14-
      6.00%                                 10/01/16     2,455     2,960,005
   Tampa Wtr. & Swr. Rev., Ser. 02B
      5.00%                                 07/01/10     1,000     1,100,520

                                                                 ===========
                                                                  18,402,014
                                                                 -----------
Georgia - 6.3%
   Atlanta Arpt. Fac. Rev., Ser. 94A
      6.50%                                 01/01/10     1,000     1,172,170
   Atlanta Arpt. Passenger Fac. Charge
      Rev., Ser. 04J
      5.00%                                 01/01/34     5,000     5,106,450
   Atlanta Wtr. & Wstwtr. Rev., Ser. 04
      5.00%                                 11/01/43     7,000     7,141,120
   Augusta Wtr. & Swr. Rev., Ser. 04
      5.25%                                 10/01/39     3,000     3,192,660
   Cobb Cnty. & Marietta Wtr. Auth.
      Rev., Ser. 02
      5.50%                                 11/01/14     1,000     1,153,250
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
      6.70%                                 07/01/12     1,000     1,176,360
   Fulton Cnty. Fac. Corp. COP, Fulton
      Cnty. Pub. Purp. Prj., Ser. 99
      5.50%                                 11/01/18     1,000     1,116,560
   Fulton Cnty. Wtr. & Swr. Rev., Ser. 04
      5.00%                                 01/01/35     5,000     5,131,050
   Georgia Mun. Elec. Auth. Pwr. Rev.,
      Ser. 93B
      5.70%                                 01/01/19     1,000     1,165,560
   Georgia St. G.O., Ser. 97C
      6.25%                                 08/01/11       750       888,502

                                                                 ===========
                                                                  27,243,682
                                                                 -----------
Hawaii - 1.2%
   Hawaii St. G.O., Ser. 02CZ
      5.25%                                 07/01/10     1,000     1,114,160

                                                                              3

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)       VALUE
                                             --------   -------   ----------
MUNICIPAL BONDS (Continued)
Hawaii (Continued)
   Hawaii St. Hbr. Cap. Imp. Rev., Ser.
      97 AMT
      5.50%                                  07/01/27   $ 3,750   $3,886,989

                                                                  ==========
                                                                   5,001,149
                                                                  ----------
Illinois - 7.4%
   Chicago O'Hare Intl. Arpt. Rev., Ser.
      04A
      5.00%                                  01/01/31     3,055    3,115,153
   Chicago Wtr. Rev., Prerefunded Ser.
      97
      5.50%                                  11/01/07     8,885    9,818,726
   Chicago Wtr. Rev., Ser. 97
      5.50%                                  11/01/22     1,020    1,116,563
   Cook Cnty. G.O., Prerefunded Ser.
      96
      5.88%                                  11/15/06     2,000    2,153,980
   Illinois Fin. Auth. Rev., Univ. of
      Chicago Prj., Ser. 04A
      5.00%                                  07/01/34     5,000    5,106,050
   Illinois G.O., Prerefunded Ser. 02
      5.25%                                  10/01/12     1,000    1,132,900
   Illinois Hsg. Dev. Auth. Rev.,
      Multi-Fam. Prj., Ser. 94-5
      6.65%                                  09/01/14     2,595    2,645,758
   Schaumberg G.O., Ser. 04B
      5.00%                                  12/01/38     6,350    6,484,048
   Winnebago & Boone Cnty. G.O., Sch.
      Dist. No. 205 Prj., Ser. 92C
      5.90%                                  02/01/05       500      501,435

                                                                  ==========
                                                                  32,074,613
                                                                  ----------
Kansas - 0.6%
   Sedgwick Cnty. Uni. Sch. Dist. No.
      259 Wichita G.O., Ser. 01
      5.25%                                  09/01/09     2,250    2,498,310
                                                                  ----------
Kentucky - 1.4%
   Louisville & Jefferson Cnty. Met. Swr.
      & Drain Sys. Rev., Ser. 04A
      5.00%                                  05/15/38     5,850    6,013,156
                                                                  ----------
Louisiana - 0.5%
   Orleans Rev., Levee Dist. Pub. Imp.
      Prj., Ser. 86
      5.95%                                  11/01/15     2,170    2,305,516
                                                                  ----------
Maryland - 0.5%
   Univ. of Maryland Sys. Aux. Fac. &
      Tuition Rev., Ser. 00A
      5.00%                                  10/01/09     1,050    1,153,761
   Washington Subn. Sanit. Dist. G.O.,
      Wtr. Sply. Prj., Ser. 03
      5.25%                                  06/01/10     1,000    1,114,120

                                                                  ==========
                                                                   2,267,881
                                                                  ----------
Massachusetts - 2.8%
   Massachusetts Bay Trans. Auth.
      Rev., Ser. 95B
      5.38%                                  03/01/20     1,000    1,015,320
   Massachusetts St. Cons. Ln. G.O.,
      Ser. 02D
      5.25%                                  08/01/10     1,000    1,109,770
   Massachusetts St. Hlth. & Edl. Facs.
      Auth. Rev., Harvard Univ. Prj., Ser.
      01DD
      5.00%                                  07/15/35     8,570    8,756,483

   Massachusetts St. Hlth. & Edl. Facs.
      Auth. Rev., Newton-Wellesley
      Hosp. Prj., Ser. 97G
      6.12%                                  07/01/15   $ 1,000   $1,096,530

                                                                  ==========
                                                                  11,978,103
                                                                  ----------
Michigan - 0.5%
   Huron Vy. Sch. Dist. G.O.,
      Prerefunded Ser. 96
      5.88%                                  05/01/07     2,000    2,163,080
                                                                  ----------
Mississippi - 0.3%
   Mississippi St. G.O., Ser. 02A
      5.38%                                  12/01/10     1,275    1,431,863
                                                                  ----------
Missouri - 1.5%
   Lake of The Ozarks Cmnty. Bldg.
      Corp. Sys. Rev., Ser. 98
      5.25%                                  12/01/14     4,915    4,919,767
   Missouri St. Env. Imp. & Energy Res.
      Auth. Wtr. Poll. Rev., Drinking Wtr.
      Prj., Ser. 02B
      5.25%                                  07/01/11     1,540    1,732,300

                                                                  ==========
                                                                   6,652,067
                                                                  ----------
Multi-State - 4.0%
   Charter Mac Equity Issue Tr.
      6.62%(d)                               06/30/09     3,000    3,280,530
      7.60%(d)                               11/30/10     9,000   10,326,240
   MuniMae TE Bond Subs., LLC
      6.88%(d)                               06/30/09     4,000    4,414,440

                                                                  ==========
                                                                  18,021,210
                                                                  ----------
Nebraska - 0.3%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
      Ser. 92B
      6.15%                                  02/01/12     1,000    1,151,060
                                                                  ----------
Nevada - 0.7%
   Clark Cnty. Arpt. Rev., Ser. 04A-1
      5.50%                                  07/01/15     1,780    1,971,314
   Clark Cnty. Bond Bank G.O., Ser. 02
      5.00%                                  06/01/10     1,000    1,099,090

                                                                  ==========
                                                                   3,070,404
                                                                  ----------
New Jersey - 4.4%
   New Jersey St. Tpke. Auth. Rev.,
      Prerefunded Ser. 00A
      5.75%                                  01/01/10     2,820    3,193,594
   New Jersey St. Tpke. Auth. Rev.,
      Ser. 00A
      5.75%                                  01/01/16     1,180    1,310,259
   New Jersey St. Trans. Tr. Fd. Auth.
      Trans. Sys. Rev., Prerefunded Ser.
      00A
      6.00%                                  06/15/10    10,000   11,567,100
   Port Auth. New York & New Jersey
      S.O., JFK Intl. Arpt. Term. Prj.,
      Ser. 97-6 AMT
      6.25%                                  12/01/09     2,680    3,019,744

                                                                  ==========
                                                                  19,090,697
                                                                  ----------
New Mexico - 0.3%
   New Mexico St. Hwy. Comm. Rev.,
      Sr. Subs. Lien Tax Prj., Ser. 02A
      5.25%                                  06/15/10     1,000    1,114,890
                                                                  ----------

4

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)       VALUE
                                            --------   -------   -----------
MUNICIPAL BONDS (Continued)
New York - 8.7%
   New York City G.O., Prerefunded
      Ser. 95B
      6.38%                                 08/15/05   $ 3,840   $ 3,982,273
   New York City G.O., Ser. 94A
      6.00%                                 08/01/05        10        10,182
   New York City G.O., Ser. 96A
      6.00%                                 08/01/05     2,000     2,046,300
   New York City G.O., Ser. 03I
      5.75%                                 03/01/19     5,000     5,588,750
   New York City Ind. Dev. Agcy. Rev.,
      Term. One Grp. Assoc. Prj., Ser.
      94 AMT
                                            01/01/08-
      6.00%                                 01/01/19       860       870,750
   New York City Transl. Fin. Auth. Rev.,
      Ser. 02A
      5.25%                                 11/01/11     3,300     3,700,785
   New York City Transl. Fin. Auth. Rev.,
      Ser. 02C
      5.25%                                 08/01/10     1,300     1,461,811
   New York St. Env. Facs. Corp. St.
      Clean Wtr. & Drinking Rev., NYC
      Mun. Wtr. Fin. Prj., Ser. 04
      5.00%                                 06/15/34     7,600     7,824,656
   New York St. Loc. Govt. Asst. Corp.
      Rev., Prerefunded Ser. 95A
      5.70%                                 04/01/05       340       349,955
   Sales Tax Asset Receivable Corp.
      Rev., Ser. 04A
      5.00%                                 10/15/32     5,000     5,159,700
   Tobacco Settlement Fin. Corp. Rev.,
      Ser. 03A-1
      5.50%                                 06/01/14     6,075     6,587,487

                                                                  ==========
                                                                  37,582,649
                                                                  ----------
North Carolina - 0.4%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
      Ser. 93C
      5.38%                                 01/01/05     1,250     1,250,000
   North Carolina Mun. Pwr. Agcy. Rev.,
      Catawba Elec. Prj., Ser. 92A
      6.00%                                 01/01/10       300       342,159

                                                                  ==========
                                                                  1,592,159
                                                                  ----------
Ohio - 0.1%
   Cleveland-Cuyahoga Cnty. Port Auth.
      Rev., Ser. 97 AMT
      6.00%                                 03/01/07       505       531,048
                                                                  ----------
Oregon - 3.3%
   Clackamas Cnty. G.O., Sch. Dist. No.
      62 Oregon City Prj., Prerefunded
      Ser. 00C
      5.50%                                 06/15/10     3,185     3,604,369
   Klamath Falls Elec. Sr. Lien Rev.,
      Klamath Cogen Prj., Ser. 99
      6.00%                                 01/01/25     7,500     7,526,100
   Oregon St. Dept. Admin. Svcs.
      Lottery Rev., Ser. 03A
      5.00%                                 04/01/11     1,035     1,144,493
   Oregon St. Dept. Admin. Svcs. Rev.,
      Ser. 03
      5.00%                                 09/01/10     1,900     2,101,457

                                                                  ==========
                                                                  14,376,419
                                                                  ----------
Pennsylvania - 9.7%
   Beaver Cnty. G.O., Prerefunded Ser.
      96A
      5.75%                                 10/01/06   $ 1,000   $ 1,060,910
   Delaware Cnty. Auth. Rev., Mercy
      Hlth. Corp. Prj., Ser. 96
      5.75%                                 12/15/20     2,400     2,551,560
   Delaware Vy. Regl. Fin. Auth. Loc.
      Govt. Rev., Ser. 98A
      5.50%                                 08/01/28    10,500    12,015,570
   Delaware Vy. Regl. Fin. Auth. Loc.
      Govt. RITES PA-1041 Rev., Ser.
      02B
      33.27%(e)                             07/01/32     1,000     2,642,700
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
      Kidspeace Oblig. Prj., Ser. 98
      6.00%                                 11/01/23     2,650     2,753,748
   Northampton Cnty. Gen. Purp. Auth.
      Rev., Cnty. Agreement Prj., Ser. 01
      5.00%                                 10/01/10     2,130     2,347,047
   Pennsylvania Con. Ctr. Auth. Rev.,
      Ser. 94A
      6.60%                                 09/01/09     4,250     4,368,575
   Pennsylvania St. Hgr. Ed. Fac. Auth.
      Hlth. Svcs. Rev., Univ. of
      Pennsylvania Hlth. Svcs. Prj., Ser.
      96A
      5.88%                                 01/01/15     3,450     3,602,248
      5.75%                                 01/01/17     3,535     3,683,505
   Philadelphia Ind. Dev. Auth. Arpt.
      Fac. Rev., Aero Philadelphia LLC
      Prj., Ser. 99 AMT
      5.25%                                 01/01/09       640       630,963
   Philadelphia Ind. Dev. Auth. Rev.,
      PGH Dev. Corp. Prj., Ser. 93
      5.25%                                 07/01/17     1,935     1,944,888
   Philadelphia Sch. Dist. G.O., Ser.
      99C
      5.75%                                 03/01/29     4,000     4,556,480

                                                                  ==========
                                                                  42,158,194
                                                                  ----------
Puerto Rico - 2.5%
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES PA-782 Rev., Ser. 01G
      14.37%(e)                             10/01/40     3,985     5,401,827
   Puerto Rico Elec. Pwr. Auth. Rev.,
      Ser. 94S
      7.00%                                 07/01/06     1,000     1,066,120
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Prerefunded Ser.
      02E
      5.50%                                 02/01/12     2,990     3,403,846
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Ser. 02E
      5.50%                                 08/01/29     1,010     1,063,065

                                                                  ==========
                                                                  10,934,858
                                                                  ----------
Rhode Island - 0.7%
   Rhode Island Depositors Econ.
      Protection Corp. S.O., Prerefunded
      Ser. 93
      5.62%                                 08/01/09       190       213,923
   Rhode Island Depositors Econ.
      Protection Corp. S.O., Ser. 93
      5.62%                                 08/01/09       665       700,777

                                                                               5

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)        VALUE
                                             --------   -------   ------------
MUNICIPAL BONDS (Continued)
Rhode Island (Continued)
   Rhode Island St. Hlth. & Ed. Bldg.
      Corp. Rev., Hosp. Fin. Lifespan
      Oblig. Grp. Prj., Ser. 96
      5.50%                                  05/15/16   $ 2,000   $  2,137,980

                                                                  ============
                                                                     3,052,680
                                                                  ------------
South Dakota - 0.1%
   South Dakota St. Lease Rev., Trans.
      Cert. Prj., Ser. 93A
      6.38%                                  09/01/05       500        513,960
                                                                  ------------
Tennessee - 0.8%
   Chattanooga G.O., Ser. 02
      5.38%                                  09/01/11     1,270      1,435,164
   Maury Cnty. Ind. Dev. Poll. Ctrl. Rev.,
      Saturn Corp. Prj., Ser. 94
      6.50%(e)                               09/01/24     1,800      1,848,060

                                                                  ============
                                                                     3,283,224
                                                                  ------------
Texas - 12.1%
   Brazos River Auth. Poll. Ctrl. Rev.,
      Texas Util. Elec. Co. Prj.,
      Prerefunded Ser. 95C AMT
      5.55%                                  04/01/08     5,000      5,567,000
   Dallas Cnty. Util. & Cap. Apprec.
      Rev., Ser. 99A
      6.19%(c)                               02/15/21    17,225      6,728,085
      6.21%(c)                               02/15/22    18,405      6,740,461
   Dallas Ind. Dev. Corp. Rev., CR/PL,
      Inc. Prj., Ser. 87 AMT
      7.50%                                  08/01/17     1,550      1,593,617
   Dallas Indpt. Sch. Dist. G.O., Ser.
      04A
      5.00%                                  08/15/31     5,000      5,118,550
   Frisco Indpt. Sch. Dist. G.O., Ser.
      05A
      5.00%                                  07/15/30     4,600      4,694,300
   Grand Prairie Indpt. Sch. Dist. G.O.,
      Prerefunded Ser. 00A
      5.80%                                  08/15/11     4,925      5,726,987
   Killeen Indpt. Sch. Dist. G.O., Ser. 02
      5.00%                                  02/15/12     1,195      1,318,013
   Spring Branch Sch. Dist. G.O.,
      Prerefunded Ser. 95
      5.95%                                  02/01/05     2,245      2,251,668
   Texas Affordable Hsg. Corp.
      Multi-Fam. Hsg. Rev., Ser. 01A
      4.75%                                  11/01/11     6,635      6,604,015
   Texas Wtr. Fin. Assist. G.O., Ser. 00
      5.75%                                  08/01/22     3,445      3,858,262
   Travis Cnty. Hlth. Fac. Dev. Corp.
      Rev., Ascension Hlth. Credit Prj.,
      Prerefunded Ser. 99A
      5.88%                                  11/15/09     1,980      2,278,960

                                                                  ============
                                                                    52,479,918
                                                                  ------------
Utah - 0.0%
   Salt Lake City Hosp. Rev., Ser. 88A
      8.12%                                  05/15/15       100        127,861
                                                                  ------------
Virginia - 1.5%
   Hampton G.O., Prerefunded Ser. 95
      6.00%                                  01/15/05       400        408,456
   Pocahontas Pkwy. Toll Rd. Rev., Ser.
      98B
      5.85%(c)                               08/15/23    14,300      3,948,945
   Virginia Cmwlth. Trans. Bd. Rev.,
      Federal Hwy. Reimbursement
      Notes Prj., Ser. 02
      5.00%                                  10/01/11   $ 1,000   $  1,112,130
   Virginia Hsg. Dev. Auth. Rev.,
      Multi-Fam. Prj., Ser. 95C
      6.70%                                  11/01/15     1,000      1,020,000

                                                                  ============
                                                                     6,489,531
                                                                  ------------
Washington - 6.2%
   King Cnty. G.O., Sch. Dist. No. 414
      Lake Washington Prj., Ser. 00
      5.75%                                  12/01/10       500        575,940
   King Cnty. G.O., Ser. 03
      5.00%                                  06/01/10     1,050      1,152,396
   Pierce Cnty. G.O., Sch. Dist. No. 416
      White River Prj., Ser. 00
      6.00%                                  12/01/13     5,345      6,213,028
   Washington St. G.O., Ser. 00B
      6.00%                                  01/01/25    14,000     15,705,060
   Washington St. Pub. Pwr. Sply. Sys.
      Rev., Nuclear Prj. No. 3, Ser. 96A
      6.00%                                  07/01/06     3,000      3,158,370

                                                                  ============
                                                                    26,804,794
                                                                  ------------
West Virginia - 0.1%
   West Virginia Pub. Energy Auth.
      Rev., Morgantown Energy Assoc.
      Prj., Ser. 90A AMT
      5.05%                                  07/01/08       360        369,158
                                                                  ------------
Wisconsin - 0.3%
   Kenosha G.O., Ser. 03B
      5.00%                                  09/01/11     1,000      1,105,830
                                                                  ------------
TOTAL MUNICIPAL BONDS
   (Cost $398,648,232)
                                                                   420,973,623
                                                                  ------------
MORTGAGE PASS-THROUGHS - 0.0%
   Government National Mortgage
      Association
      6.00%
   (Cost $6,716)                             11/15/31         6          6,706
                                                                  ------------

6

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                      PAR/SHARES
                                           MATURITY      (000)         VALUE
                                           --------   ----------   ------------
SHORT TERM INVESTMENTS - 0.9%
   Valdez Alaska Marine Term. Rev.,
      Exxon Mobil Corp. Prj., Ser. 01 DN
      2.13%(f)
   (Cost $4,000,000)                       01/03/05     $4,000     $  3,999,999
                                                                   ------------
MONEY MARKET FUND - 2.1%
   Wilmington Trust Tax-Free Money
      Market Fund
   (Cost $9,007,892)                                    9,008         9,007,892
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
   (Cost $411,662,840(a))                                           433,988,220
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 0.1%                                                   396,047
                                                                   ------------
NET ASSETS - 100.0%                                                $434,384,267
                                                                   ============

----------
(a)  Cost for Federal income tax purposes is $411,665,340. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $23,471,190
     Gross unrealized depreciation                                   (1,148,310)
                                                                    -----------
                                                                    $22,322,880
                                                                    ===========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,208,691 on 755 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $84,512,813, with an unrealized gain of $242,951 (including commissions of $1,623).
(c)  The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(d)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 4.0% of its net assets, with a current market value of
     $18,021,210 in securities restricted as to resale.
(e)  Rates shown are the rates as of December 31, 2004.
(f)  Rates shown are the rates as of December 31, 2004, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                               7

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)       VALUE
                                             --------   -------   -----------
MUNICIPAL BONDS - 94.7%
Multi-State - 8.0%
   Charter Mac Equity Issue Tr.
      6.62%(b)                               06/30/09   $25,000   $27,337,750
      7.60%(b)                               11/30/10    10,000    11,473,600
   MuniMae TE Bond Subs., LLC
      6.88%(b)                               06/30/09     4,000     4,414,440
      7.75%(b)                               11/01/10    10,000    11,713,900

                                                                  ===========
                                                                   54,939,690
                                                                  -----------
Pennsylvania - 78.7%
   Allegheny Cnty. Hosp. Dev. Auth.
      Rev., Prerefunded Ser. 95A
      6.00%                                  09/01/07     5,000     5,475,100
      6.20%                                  09/01/07     1,000     1,100,150
   Allegheny Cnty. Hosp. Dev. Auth.
      Rev., Univ. of Pittsburgh Med. Ctr.
      Prj., Ser. 95
      5.35%                                  12/01/17    10,000    10,301,500
   Allegheny Cnty. Hosp. Dev. Auth.
      Rev., Univ. of Pittsburgh Med. Ctr.
      Prj., Ser. 97B
      6.00%                                  07/01/25     7,000     8,395,730
   Beaver Cnty. Hosp. Auth. Rev.,
      Prerefunded Ser. 96A
      5.80%                                  10/01/06     5,830     6,190,061
   Berks Cnty. G.O., Ser. 98
      5.38%                                  11/15/28     6,685     6,930,540
   Bradford Area Sch. Dist. G.O.,
      Prerefunded Ser. 95
      5.80%                                  10/01/05     1,465     1,506,342
   Dauphin Cnty. Gen. Auth. Hlth. Sys.
      Rev., Pinnacle Hlth. Sys. Prj., Ser.
      97
      5.50%                                  05/15/17     3,500     3,738,805
   Dauphin Cnty. Gen. Auth. Hosp.
      Rev., Hapsco Western
      Pennsylvania Hosp. Prj., Ser. 92
      6.25%                                  07/01/16     1,000     1,181,950
   Delaware Cnty. Auth. Coll. Rev.,
      Haverford Coll. Prj., Ser. 00
      5.75%                                  11/15/25     6,795     7,596,470
   Delaware Cnty. Auth. Hosp. Rev.,
      Ser. 95
      5.50%                                  08/15/15     6,480     6,726,240
   Delaware Cnty. Auth. Rev., Mercy
      Hlth. Corp. Prj., Ser. 96
      5.75%                                  12/15/20     3,735     3,970,865
   Delaware Cnty. Ind. Dev. Auth. Rev.,
      Ser. 99 AMT
      6.00%                                  06/01/29     3,400     3,773,286
   Delaware Cnty. Mem. Hosp. Auth.
      Rev., Ser. 95
      5.50%                                  08/15/19     3,000     3,114,000
   Delaware Cnty. Rev., Prerefunded
      Ser. 95
      5.50%                                  10/01/05     1,075     1,102,584
   Delaware River Port Auth.
      Pennsylvania & New Jersey Rev.,
      Port Dist. Prj., Ser. 99B
      5.70%                                  01/01/22     8,930     9,951,860
   Delaware River Port Auth.
      Pennsylvania & New Jersey Rev.,
      Ser. 99
      5.75%                                  01/01/16     8,000     8,961,120
   Delaware River Port Auth.
      Pennsylvania & New Jersey RITES
      Rev., Ser. 99
      16.19%(c)                              01/01/22   $10,000   $14,721,799
   Delaware Vy. Regl. Fin. Auth. Loc.
      Govt. Rev., Ser. 96A
      5.90%                                  04/15/16     2,540     2,650,439
   Delaware Vy. Regl. Fin. Auth. Loc.
      Govt. Rev., Ser. 97B
      5.60%                                  07/01/17     2,000     2,337,940
   Delaware Vy. Regl. Fin. Auth. Loc.
      Govt. Rev., Ser. 98A
      5.50%                                  08/01/28    33,050    37,820,437
   Delaware Vy. Regl. Fin. Auth. Loc.
      Govt. RITES PA-1041 Rev., Ser.
      02A
      33.27%(c)                              01/01/26     2,000     5,285,400
   Dover Area Sch. Dist. G.O.,
      Prerefunded Ser. 96
      5.75%                                  04/01/06     2,445     2,553,778
   Indiana Cnty. Ind. Dev. Auth. Poll.
      Ctrl. Rev., New York St. Elec. &
      Gas Corp. Prj., Ser. 95A
      6.00%                                  06/01/06     1,000     1,050,290
   Kennett Cons. Sch. Dist. G.O., Ser.
      02A
      5.50%                                  02/15/14     1,245     1,403,003
   Lancaster Cnty. Hosp. Auth. Rev.,
      Hlth. Ctr. Masonic Homes Prj., Ser.
      94
      5.30%                                  11/15/08       500       512,300
   Lancaster Swr. Auth. Sply. S.O., Ser.
      98
      5.25%                                  04/01/21     8,480     8,765,522
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
      Kidspeace Oblig. Prj., Ser. 98
      5.70%                                  11/01/09     3,000     3,142,380
      6.00%                                  11/01/18     2,000     2,093,620
   Luzerne Cnty. Flood Prot. Auth. Gtd.
      Rev., Prerefunded Ser. 96
      5.60%                                  07/15/06     4,720     4,962,702
   Lycoming Cnty. Auth. Hosp. Rev.,
      Divine Providence Hosp. Prj., Ser.
      95
      5.38%                                  11/15/10     6,480     6,763,241
   McKeesport Area Sch. Dist. G.O.,
      Prerefunded Ser. 96A
      5.75%                                  10/01/06     1,750     1,856,592
   Methacton Sch. Dist. Auth. Rev.,
      Prerefunded Ser. 78
      6.50%                                  10/01/06       475       509,553
   Montgomery Cnty. Hgr. Ed. & Hlth.
      Auth. Coll. Rev., Beaver Coll. Prj.,
      Ser. 96
      5.75%                                  04/01/12     1,690     1,791,011
   Montgomery Cnty. Hgr. Ed. & Hlth.
      Auth. Rev., Holy Redeemer Hosp.
      Prj., Ser. 97A
      5.25%                                  10/01/27     9,000     9,365,310
   Montgomery Cnty. Hgr. Ed. & Hlth.
      Auth. Rev., Pottstown Hlth. Care
      Corp. Prj., Prerefunded Ser. 98
      5.00%                                  01/01/09     6,235     6,884,749

8

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)       VALUE
                                             --------   -------   -----------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
   Northampton Cnty. Hgr. Ed. Auth.
      Rev., Moravian Coll. Prj., Ser. 94
      6.10%                                  07/01/12   $ 1,950   $ 1,993,934
   Northeastern Hosp. & Ed. Auth. Rev.,
      Luzerne Cnty. Coll. Prj., Ser. 97
      5.15%                                  08/15/16     3,245     3,443,205
   Northeastern Hosp. & Ed. Auth. Rev.,
      Wyoming Vy. Hlth. Care Prj., Ser.
      94A
      6.50%                                  01/01/07     1,000     1,024,610
   Northgate Sch. Auth. Bldg. Rev., Ser.
      78
      6.38%                                  02/15/07       825       894,754
   Parkland Sch. Dist. Rev.,
      Prerefunded Ser. 96
      5.75%                                  03/01/06     2,910     3,030,881
   Pennsbury Sch. Dist. G.O., Ser. 02
                                             01/15/18-
      5.50%                                  01/15/19     4,625     5,134,244
   Pennsylvania Con. Ctr. Auth. Rev.,
      Ser. 89A
      6.70%                                  09/01/16     1,000     1,218,160
   Pennsylvania Con. Ctr. Auth. Rev.,
      Ser. 94A
      6.60%                                  09/01/09    12,465    12,812,774
   Pennsylvania Hgr. Ed. Asst. Agcy.
      Rev., Cap. Acquisition Prj.,
      Prerefunded Ser. 00
      5.88%                                  12/15/10    16,400    19,017,112
   Pennsylvania Hgr. Ed. Fac. Auth.
      Rev., Univ. of Pennsylvania Prj.,
      Ser. 98
      5.75%                                  01/01/22     8,165     8,499,765
   Pennsylvania Hsg. Fin. Agcy.
      Multi-Fam. Rev., Ser. 92
      8.10%                                  07/01/13     1,425     1,433,949
   Pennsylvania Hsg. Fin. Agcy. Rev.,
      Ser. 98 AMT
      5.50%(d)                               04/01/30    13,300     3,225,915
   Pennsylvania Hsg. Fin. Agcy. Rev.,
      Ser. 99 AMT
      5.85%                                  10/01/18       285       295,887
   Pennsylvania Hsg. Fin. Agcy. Rev.,
      Sgl. Fam. Mtg. Prj., Ser. 99-66A
      AMT
      5.65%                                  04/01/29     9,595     9,788,915
   Pennsylvania Infra. Investment Auth.
      Rev., Pennvest Ln. Pool Prj., Ser.
      94
      6.00%                                  09/01/06     1,930     2,044,951
   Pennsylvania Intergovtl. Coop. Auth.
      Spec. Tax Rev., City of
      Philadelphia Fdg. Prj., Ser. 96
      5.60%                                  06/15/12     1,000     1,044,570
                                             06/15/16-
      5.50%                                  06/15/20    10,500    10,949,165
   Pennsylvania St. Dept. Gen. Svcs.
      COP, Ser. 01
      4.25%                                  11/01/05     1,860     1,892,234
                                             05/01/10-
      4.50%                                  11/01/10     4,590     4,934,384
                                             05/01/11-
      5.00%                                  11/01/14    18,695    20,430,482
                                             05/01/15-
      5.25%                                  05/01/16     7,740     8,482,864
   Pennsylvania St. Hgr. Ed. Fac. Auth.
      Coll. & Univ. Rev., Bryn Mawr Coll.
      Prj., Prerefunded Ser. 95
      6.00%                                  12/01/05   $ 1,200   $ 1,266,300
   Pennsylvania St. Hgr. Ed. Fac. Auth.
      Coll. & Univ. Rev., Lafayette Coll.
      Prj., Ser. 00
      6.00%                                  05/01/30       155       174,863
   Pennsylvania St. Hgr. Ed. Fac. Auth.
      Coll. & Univ. Rev., Trustees Univ.
      Prj., Ser. 98
      5.50%                                  07/15/38     9,500    10,203,475
   Pennsylvania St. Hgr. Ed. Fac. Auth.
      Hlth. Svcs. Rev., Univ. of
      Pennsylvania Hlth. Svcs. Prj., Ser.
      96A
      5.75%                                  01/01/17    12,250    12,764,622
   Pennsylvania St. Ind. Dev. Auth.
      Rev., Econ. Dev. Prj., Ser. 94
      7.00%                                  01/01/06     1,000     1,046,700
   Pennsylvania St. Ind. Dev. Auth.
      Rev., Econ. Dev. Prj., Ser. 02
      5.50%                                  07/01/16     8,000     9,040,000
   Pennsylvania St. Tpke. Comm. Rev.,
      Ser. 01
      5.00%                                  06/01/10     2,100     2,308,089
      5.50%                                  12/01/13     3,000     3,460,530
   Philadelphia Auth. Dev. Lease Rev.,
      Ser. 01B
      5.25%                                  10/01/09     1,750     1,941,432
   Philadelphia G.O., Ser. 94
      5.90%                                  11/15/09       980     1,004,157
   Philadelphia Gas Works Rev., Ser. 94
      5.25%                                  08/01/24     2,900     2,964,206
   Philadelphia Gas Works Rev., Ser. 01
                                             08/01/14-
      5.50%                                  08/01/18     7,415     8,240,397
   Philadelphia Hosp. & Hgr. Ed. Fac.
      Auth. Hosp. Rev., Frankford Hosp.
      Prj., Ser. 95
      5.50%                                  01/01/07     1,235     1,278,768
      5.60%                                  01/01/08     1,245     1,289,409
   Philadelphia Hosp. & Hgr. Ed. Fac.
      Auth. Hosp. Rev., Nazareth Hosp.
      Franciscan Prj., Prerefunded Ser.
      96B
      5.00%                                  07/01/06     4,590     4,868,888
   Philadelphia Ind. Dev. Auth. Rev.,
      American Coll. of Physicians Prj.,
      Ser. 00
                                             06/15/20-
      5.50%                                  06/15/25    14,685    15,840,900
   Philadelphia Ind. Dev. Auth. Rev.,
      Girard Estate Coal Mining Prj., Ser.
      96
      5.38%                                  11/15/12     3,945     4,173,534
      5.50%                                  11/15/16     1,650     1,743,440
   Philadelphia Ind. Dev. Auth. Rev.,
      PGH Dev. Corp. Prj., Ser. 93
      5.50%                                  07/01/10     1,035     1,048,662
   Philadelphia Pk. Auth. Rev., Arpt. Pk.
      Prj., Ser. 99
      5.62%                                  09/01/18     4,430     4,894,796

                                                                               9

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)        VALUE
                                            ---------   -------   ------------
MUNICIPAL BONDS (Continued)
Pennsylvania (Continued)
   Philadelphia Pk. Auth. Rev., Ser. 97
      5.40%                                  09/01/15   $ 5,900   $  6,272,585
   Philadelphia Pk. Auth. Rev., Ser. 99
                                             09/01/13-
      5.62%                                  09/01/17     5,885      6,523,527
   Philadelphia Sch. Dist. G.O.,
      Prerefunded Ser. 95B
      5.50%                                  09/01/05     4,500      4,692,915
   Philadelphia Sch. Dist. G.O., Ser.
      95A
      6.25%                                  09/01/06     2,255      2,398,418
   Philadelphia Sch. Dist. G.O., Ser.
      95B
      5.50%                                  09/01/18     4,890      5,097,972
   Philadelphia Sch. Dist. G.O., Ser.
      99C
      5.75%                                  03/01/29    11,000     12,530,320
   Philadelphia Sch. Dist. G.O., Ser.
      00A
                                            02/01/12-
      5.75%                                  02/01/13    10,215     11,733,051
   Philadelphia Wtr. & Wstwtr. Rev., Ser.
      93
      5.50%                                  06/15/07     6,780      7,282,669
   Pittsburgh Sch. Dist. G.O.,
      Prerefunded Ser. 97
      5.50%                                  09/01/09     4,500      4,604,040
   Pleasant Vy. Sch. Dist. G.O.,
      Prerefunded Ser. 95
      5.60%                                  11/15/05     1,180      1,215,955
   Pleasant Vy. Sch. Dist. G.O., Ser. 95
      5.60%                                  11/15/14       205        210,853
   Pottstown Borough Auth. Swr. Rev.,
      Ser. 96
      5.50%                                  11/01/16     1,360      1,433,182
   Punxsutawney Area Sch. Dist. G.O.,
      Prerefunded Ser. 95
      5.80%                                  04/15/05     1,000      1,011,020
   Ringgold Sch. Dist. Rev.,
      Prerefunded Ser. 95
      6.20%                                  02/01/05       500        501,575
   Riverside Beaver Cnty. Sch. Dist.
      Rev., Prerefunded Ser. 96
      5.50%                                  02/15/06     3,725      3,863,719
   Riverside Sch. Dist. G.O.,
      Prerefunded Ser. 00
      5.50%                                  10/15/10     3,300      3,728,901
   South Fork Mun. Auth. Hosp. Rev.,
      Good Samaritan Med. Ctr. Prj.,
      Ser. 96B
      5.38%                                  07/01/16     4,000      4,225,320
   Southeastern Pennsylvania Trans.
      Auth. Rev., Prerefunded Ser. 95
      5.75%                                  03/01/05     1,285      1,305,637
      5.88%                                  03/01/05     1,230      1,249,988
   Southeastern Pennsylvania Trans.
      Auth. Rev., Ser. 97
      5.55%                                  03/01/13     3,500      3,779,615
      5.38%                                  03/01/17     6,270      6,734,294
   Springford Sch. Dist. G.O., Ser. 97
      5.15%                                  02/01/18   $10,010   $ 10,509,099
   Washington Cnty. Auth. Rev., Ser. 99
      6.15%                                  12/01/29     6,340      6,707,910
   Washington Cnty. Ind. Dev. Auth.
      Poll. Ctrl. Rev., West Penn Pwr.
      Co. Prj., Ser. 95G
      6.05%                                  04/01/14     2,500      2,572,975
   West Mifflin Sanit. Swr. Mun. Auth.
      Swr. Rev., Prerefunded Ser. 96
      5.70%                                  08/01/06     1,445      1,523,622
   Westmoreland Cnty. Ind. Dev. Auth.
      Rev., Westmoreland Hlth. Sys. Prj.,
      Ser. 93A
      6.00%                                  07/01/11       200        202,500
   Westview Mun. Auth. S.O., Ser. 85
      9.25%                                  11/15/05       385        400,912
   Williamsport Area Sch. Dist. Auth.
      Rev., Ser. 78
      6.00%                                  03/01/07        80         84,754
   Wilson Sch. Dist. G.O., Prerefunded
      Ser. 97
      5.50%(e)                               05/15/07     8,015      8,610,514

                                                                  ============
                                                                   536,640,434
                                                                  ------------
Puerto Rico - 7.4%
   Puerto Rico Cmwlth. G.O., Ser. 02
                                            07/01/11-
      5.50%                                  07/01/12    22,000     25,253,760
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00A
      13.87%(c)                              10/01/16       400        583,576
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00B
      14.37%(c)                              10/01/17       500        741,310
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00C
      14.37%(c)                              10/01/18       500        739,090
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00D
      14.37%(c)                              10/01/19       690      1,016,881
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00E
      14.37%(c)                              10/01/20       250        366,765
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00F
      13.87%(c)                              10/01/24       250        340,055
   Puerto Rico Mun. Fin. Agy. Rev., Ser.
      99
      5.50%                                  08/01/18     6,500      7,181,395
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Prerefunded Ser.
      02E
      5.50%                                  02/01/12     9,340     10,632,749
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Ser. 02E
      5.50%                                  08/01/29     3,160      3,326,026

                                                                  ============
                                                                    50,181,607
                                                                  ------------

10

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                           MATURITY    (000)        VALUE
                                           --------   -------   ------------
MUNICIPAL BONDS (Continued)
Virgin Islands - 0.6%
   Tobacco Settlement Fdg. Corp. Rev.,
      Ser. 01
      4.40%(d)                             05/15/09   $ 1,030   $    899,829
      4.50%(d)                             05/15/10     1,100        952,709
      4.60%(d)                             05/15/11     1,165      1,006,444
      4.75%(d)                             05/15/12     1,240      1,053,653

                                                                ============
                                                                   3,912,635
                                                                ------------
TOTAL MUNICIPAL BONDS
   (Cost $587,310,355)                                           645,674,366
                                                                ------------
MONEY MARKET FUND - 4.2%
   Wilmington Trust Tax-Free Money
      Market Fund
   (Cost $28,297,769)                                  28,298     28,297,769
                                                                ------------
TOTAL INVESTMENTS IN SECURITIES - 98.9%
   (Cost $615,608,124(a))                                        673,972,135
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.1%                                              7,361,212
                                                                ------------
NET ASSETS - 100.0%                                             $681,333,347
                                                                ============

----------
(a)  Cost for Federal income tax purposes is $615,746,707. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                              $58,838,102
     Gross unrealized depreciation                                 (612,674)
                                                                -----------
                                                                $58,225,428
                                                                ===========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 8.0% of its net assets, with a current market value of
     $54,939,690 in securities restricted as to resale.
(c)  Rates shown are the rates as of December 31, 2004.
(d)  The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(e)  Securities, or a portion thereof, pledged as collateral with a value of
     $2,148,600 on 1,291 short U.S. Treasury Note futures contracts expiring
     March 2005. The value of such contracts on December 31, 2004 was
     $144,571,313, with an unrealized gain of $373,354 (including commissions of
     $2,776).

                                                                              11

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                            PAR
                                               MATURITY    (000)        VALUE
                                               --------   -------   ------------
MUNICIPAL BONDS - 94.0%
Multi-State - 6.6%
   Charter Mac Equity Issue Tr.
      6.62%(b)                                 06/30/09   $ 1,000    $ 1,093,510
      7.60%(b)                                 11/30/10     4,000      4,589,440
  MuniMae TE Bond Subs., LLC
      6.88%(b)                                 06/30/09     4,000      4,414,440
      7.75%(b)                                 11/01/10     2,000      2,342,780

                                                                     ===========
                                                                      12,440,170
                                                                     -----------
New Jersey - 71.6%
   Delaware River Port Auth.
      Pennsylvania & New Jersey RITES
      PA-611 Rev., Ser. 00
      12.02%(c)                                01/01/26     5,000      6,628,800
   Garden St. Prestvn. Tr. Cap. Apprec.
      Rev., Ser. 03B
      5.17%(d)                                 11/01/24    10,000      3,928,100
   Gloucester Cnty. Srs. Hsg. Dev.
      Corp. Rev., Sect. 8 Colonial Pk.
      Prj., Ser. 94A
      6.20%                                    09/15/11     1,250      1,271,875
   Hopatcong Boro G.O., Ser. 03
      5.75%                                    08/01/33     2,300      2,552,586
   Jersey City G.O., Ser. 96A
      6.00%                                    10/01/05     1,655      1,703,013
   Knowlton Twp. Bd. of Ed. G.O., Ser.
      91
      6.60%                                    08/15/11       169        203,288
   Middlesex Cnty. Imp. Auth. Rev., New
      Brunswick Apts. Rental Hsg. Prj.,
      Ser. 02 AMT
      5.15%                                    02/01/24     3,000      3,069,720
   Middlesex Cnty. Imp. Auth. Rev., Ser.
      96
      5.80%                                    09/15/13     1,725      1,835,935
   Morristown Cnty. G.O., Ser. 95
      6.40%                                    08/01/14       500        521,830
   New Jersey Econ. Dev. Auth. Lease
      Rev., Ser. 00
      6.00%                                    06/01/21     4,780      5,462,297
   New Jersey Econ. Dev. Auth. Rev.,
      Kapkowski Rd. Landfill Prj., Ser. 02
      6.50%                                    04/01/28     2,500      2,876,975
   New Jersey Econ. Dev. Auth. Rev.,
      Cigarette Tax Prj., Ser. 04
      5.75%                                    06/15/34     3,615      3,729,993
   New Jersey Econ. Dev. Auth. Rev.,
      Motor Vehicle Comm. Prj., Ser.
      03A
      3.52%(d)(e)                              07/01/12     4,000      3,010,720
   New Jersey Econ. Dev. Auth. Rev.,
      Performing Arts Ctr. Prj., Ser. 96C
      5.75%                                    06/15/08     4,440      4,713,548
   New Jersey Econ. Dev. Auth. Rev.,
      Sch. Fac. Const. Prj., Ser. 03F
      5.25%                                    06/15/13     5,000      5,588,300
   New Jersey Econ. Dev. Auth. Rev.,
      Ser. 99
      6.20%                                    12/01/24     3,000      3,320,760
   New Jersey Econ. Dev. Auth. Rev.,
      St. Barnabas Med. Ctr. Prj., Ser.
      97A
      5.62%(d)                                 07/01/23     4,000      1,673,200
   New Jersey Econ. Dev. Auth. Solid
      Wst. Rev., Wst. Mgmt. New Jersey
      Prj., Ser. 04A AMT
      5.30%                                    06/01/15   $ 1,000    $ 1,050,410
   New Jersey Edl. Facs. Auth. Rev.,
      Institute of Tech. Prj., Ser. 04B
      5.00%                                    07/01/16-
                                               07/01/21     6,900      7,441,610
   New Jersey Edl. Facs. Auth. Rev.,
      Rowan Coll. Prj., Prerefunded Ser.
      96E
      5.88%                                    07/01/06     2,185      2,324,469
   New Jersey Edl. Facs. Auth. Rev.,
      Ser. 02
      5.25%                                    07/01/32     3,000      3,030,660
   New Jersey Hlth. Care Fac. Fin.
      Auth. Rev., Kennedy Hlth. Sys.
      Prj., Ser. 01
      5.50%                                    07/01/21     2,000      2,119,540
      5.62%                                    07/01/31       455        478,560
   New Jersey Hlth. Care Fac. Fin.
      Auth. Rev., Robert Wood Johnson
      Univ. Prj., Ser. 96C
      5.75%                                    07/01/07     2,595      2,746,444
   New Jersey Sports & Expo. Auth.
      Rev., Ser. 00A
      5.50%                                    03/01/20     5,000      5,452,950
   New Jersey St. G.O., Ser. 00
      5.75%                                    05/01/12     2,500      2,879,600
   New Jersey St. G.O., Ser. 01H
      5.25%                                    07/01/14     4,975      5,608,566
   New Jersey St. Hsg. & Mtg. Fin.
      Agcy. Rev., Ser. 00B
      6.25%                                    11/01/26     1,435      1,522,205
   New Jersey St. Hwy. Auth. Rev.,
      Garden St. Pkwy. Prj., Ser. 92
      6.20%                                    01/01/10       750        843,045
   New Jersey St. Tpke. Auth. Rev.,
      Prerefunded Ser. 91C
      6.50%                                    01/01/16     3,155      3,829,192
   New Jersey St. Tpke. Auth. Rev.,
      Ser. 91C
      6.50%                                    01/01/16       845      1,028,945
   New Jersey St. Trans. Tr. Fd. Admin.
      Grant Rev., Prerefunded Ser. 00A
      6.12%                                    09/15/09     2,500      2,871,475
   New Jersey St. Trans. Tr. Fd. Auth.
      Trans. Sys. Rev., Prerefunded Ser.
      00A
      6.00%                                    06/15/10     2,500      2,891,775
   New Jersey St. Trans. Tr. Fd. Auth.
      Trans. Sys. Rev., Prerefunded Ser.
      01B
      6.00%                                    12/15/11     2,500      2,939,550
   New Jersey St. Trans. Tr. Fd. Auth.
      Trans. Sys. Rev., Ser. 99A
      5.75%                                    06/15/20     2,820      3,359,184
   New Jersey St. Wstwtr. Trtmnt. Tr.
      Rev., Ser. 96C
      6.25%                                    05/15/06     3,455      3,640,084

12

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                            PAR
                                               MATURITY    (000)       VALUE
                                               --------   ------   ------------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   North Hudson Swr. Auth. Rev., Ser.
      01A
      5.41%(d)                                 08/01/21   $5,000   $  2,337,950
   Ocean Cnty. Util. Auth. Rev.,
      Prerefunded Ser. 95A
      6.30%                                    01/01/05    1,005      1,015,050
   Port Auth. New York & New Jersey
      Rev., Ser. 95 AMT
      5.75%                                    11/01/09    3,275      3,343,742
   Port Auth. New York & New Jersey
      S.O. Rev., JFK Intl. Arpt. Term.
      Prj., Ser. 97-6 AMT
      5.75%                                    12/01/22    2,000      2,170,420
   Port Auth. New York & New Jersey
      S.O., JFK Intl. Arpt. Term. Prj., Ser.
      97-6 AMT
      6.25%                                    12/01/09    7,000      7,887,390
   Rutgers St. Univ. Rev., Ser. 04E
      5.00%                                    05/01/31    4,245      4,391,792
   Summit Cnty. G.O., Ser. 01
      5.25%                                    06/01/14    1,145      1,303,388
   Univ. of Medicine & Dentistry COP,
      Ser. 04
      5.00%                                    06/15/29    4,000      4,133,720

                                                                    ===========
                                                                    134,732,656
                                                                    -----------
Puerto Rico - 15.8%
   Puerto Rico Cmwlth. G.O., Pub. Imp.
      Prj., Ser. 01
      5.50%                                    07/01/19    5,000      5,903,500
   Puerto Rico Cmwlth. Hwy. & Trans.
      Auth. Rev., Prerefunded Ser. 00B
      6.00%                                    07/01/10    3,000      3,499,380
   Puerto Rico Cmwlth. Hwy. & Trans.
      Auth. Rev., Ser. 00C
      6.00%                                    07/01/29    2,000      2,249,320
   Puerto Rico Cmwlth. Hwy. & Trans.
      Auth. Rev., Ser. 02D
      5.38%                                    07/01/36    1,000      1,043,480
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES PA-569 Rev., Ser. 99
      9.86%(c)                                 07/01/12    2,000      2,448,560
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00A
      13.87%(c)                                10/01/16      400        583,576
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00B
      14.37%(c)                                10/01/17      500        741,310
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00C
      14.37%(c)                                10/01/18      500        739,090
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00D
      14.37%(c)                                10/01/19      650        957,931
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00E
      14.37%(c)                                10/01/20      250        366,766
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00F
      13.87%(c)                                10/01/24      250        340,055
   Puerto Rico Pub. Bldgs. Auth. Rev.,
      Govt. Facs. Prj., Ser. 02
      5.25%                                    07/01/25    4,535      5,191,713
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Prerefunded Ser.
      02E
      5.50%                                    02/01/12   $3,740   $  4,257,653
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Ser. 02E
      5.50%                                    08/01/29    1,260      1,326,200

                                                                    ===========
                                                                     29,648,534
                                                                    -----------
TOTAL MUNICIPAL BONDS
   (Cost $162,697,469)
                                                                    176,821,360
                                                                   ------------
SHORT TERM INVESTMENTS - 1.5%
   New Jersey Edl. Facs. Auth. Rev.,
      Princeton Univ. Prj., Ser. 02B DN
      2.05%(f)
   (Cost $2,735,000)                           01/03/05    2,735      2,735,000
                                                                   ------------
MONEY MARKET FUND - 3.1%
   Wilmington Trust Tax-Free Money
      Market Fund
   (Cost $6,032,139)                                       6,032      6,032,139
                                                                   ------------
TOTAL INVESTMENTS IN
   SECURITIES -  98.6%
   (Cost $171,464,608(a))    185,588,499
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 1.4%          2,541,117
                             -----------
NET ASSETS - 100.0%         $188,129,616
                            ============

----------

(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $14,612,167
     Gross unrealized depreciation                                     (488,276)
                                                                    -----------
                                                                    $14,123,891
                                                                    ===========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 6.6% of its net assets, with a current market value of
     $12,440,170 in securities restricted as to resale.
(c)  Rates shown are the rates as of December 31, 2004.
(d)  The rate shown is the effective yield on the zero coupon bonds at the time of purchase.
(e)  Securities, or a portion thereof, pledged as collateral with a value of
     $752,680 on 361 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $40,409,438, with an unrealized gain of $106,401 (including commissions of $776).
(f)  Rates shown are the rates as of December 31, 2004, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

                                                                              13

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   ------   ----------
MUNICIPAL BONDS - 90.1%
Multi-State - 5.7%
   Charter Mac Equity Issue Tr.
      6.62%(b)                               06/30/09   $1,000   $1,093,510
      7.60%(b)                               11/30/10    1,000    1,147,360
   MuniMae TE Bond Subs., LLC
      6.88%(b)                               06/30/09    2,000    2,207,220
      7.75%(b)                               11/01/10    2,000    2,342,780

                                                                 ==========
                                                                  6,790,870
                                                                 ----------
Ohio - 64.1%
   Akron G.O., Ser. 01
      5.50%                                  12/01/21    1,000    1,102,720
   Akron Swr. Sys. Rev., Ser. 96
      5.88%                                  12/01/16      500      536,260
   Brunswick G.O., Ser. 94
      6.30%                                  12/01/14      210      217,673
   Butler Cnty. Trans. Imp. Dist. Rev.,
      Ser. 97A
      6.00%(c)                               04/01/11      600      670,788
   Cleveland COP, Cleveland Stadium
      Prj., Ser. 97
      5.25%                                  11/15/10    2,500    2,721,350
   Cleveland Pkg. Fac. Rev., Ser. 96
      6.00%                                  09/15/06    1,275    1,352,903
   Cleveland St. Univ. Gen. Rcpts. Rev.,
      Ser. 04
      5.00%                                  06/01/34    3,000    3,086,040
   Cleveland-Cuyahoga Cnty. Port Auth.
      Rev., Ser. 97 AMT
      6.00%                                  03/01/07      335      352,279
   Columbus G.O., Ser. 86
      7.38%                                  07/01/06    1,000    1,075,240
   Columbus G.O., Ser. 02
      5.00%                                  06/15/12    2,975    3,222,282
   Cuyahoga Cnty. Multi-Fam. Rev., Ser.
      02 AMT
      5.35%                                  09/20/27    1,000    1,025,030
   Fairfield City Sch. Dist. G.O., Ser. 94
      7.45%                                  12/01/14    1,000    1,268,650
   Greater Cleveland Regl. Trans. Auth.
      Cap. Imp. Rev., Ser. 01A
      5.12%                                  12/01/21    1,000    1,064,160
   Greater Cleveland Regl. Trans. Auth.
      G.O., Ser. 96
      6.25%                                  12/01/06    2,935    3,148,727
   Hamilton Cnty. Sales Tax Rev., Ser.
      01B
      5.25%                                  12/01/32    5,000    5,279,900
   Jackson Loc. Sch. Dist. Stark &
      Summit Cntys. Constr. & Imp.
      G.O., Ser. 04
      5.00%                                  12/01/33    2,105    2,165,371
   Kings Sch. Dist. G.O., Prerefunded
      Ser. 94
      7.60%                                  12/01/05      200      209,884
   Lucas Cnty. G.O., Ser. 96
      6.00%                                  12/01/05      500      517,480
   Marysville Sch. Dist. G.O.,
      Prerefunded Ser. 98
      6.00%                                  12/01/10    1,910    2,241,883
   Mason City Sch. Dist. G.O., Ser. 01
      5.38%                                  12/01/18    3,000    3,319,050
   New Albany Cmnty. Auth. Fac. Rev.,
      Ser. 01B
      5.12%                                  10/01/21    2,750    2,933,700
   North Royalton City Sch. Dist. G.O.,
      Ser. 94
      6.62%                                  12/01/06   $  100   $  107,977
   Northwestern Sch. Dist. Rev., Wayne
      & Ashland Cntys. Prj., Ser. 94
      7.20%                                  12/01/10      300      364,995
   Ohio G.O., Prerefunded Ser. 95
      6.00%                                  08/01/05      225      234,632
   Ohio Hsg. Fin. Agcy. Rev., Wind
      River Prj., Ser. 94A AMT
      5.55%                                  11/01/18      300      311,130
   Ohio St. Bldg. Auth. Rev., Disalle
      Govt. Ctr. Prj, Ser. 96A
      6.00%                                  10/01/05    1,000    1,028,780
   Ohio St. Bldg. Data Ctr. Rev., Ser.
      93A
      5.90%                                  10/01/07      450      490,990
   Ohio St. Comm. Sch. Cap. Fac. Rev.,
      Prerefunded Ser. 94A
      5.75%                                  06/15/09    1,000    1,132,290
   Ohio St. Env. Imp. Rev., USX Corp.
      Prj., Ser. 99
      5.62%                                  05/01/29    1,000    1,026,360
   Ohio St. Hgr. Ed. Fac. Cmnty. Rev.,
      Dension Univ. Prj., Ser. 01
      5.12%                                  11/01/21    3,000    3,224,370
   Ohio St. Univ. G.O., Ser. 02A
      5.25%                                  12/01/18    3,290    3,627,192
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
      Fac. Rev., Republic Steel Prj., Ser.
      95
      6.38%                                  06/01/07    1,260    1,325,419
   Ohio St. Wtr. Dev. Auth. Poll. Ctrl.
      Rev., Ser. 02
      5.25%                                  12/01/15    3,415    3,768,999
   Ohio St. Wtr. Dev. Auth. Rev., Fresh
      Wtr. Imp. Prj., Ser. 04
      5.00%                                  12/01/34    3,000    3,081,420
   Ohio St. Wtr. Dev. Auth. Rev.,
      Steel-Cargill North Star Broken Hill
      Prj., Ser. 95 AMT
      6.30%                                  09/01/20      500      522,940
   Ohio St. Wtr. Dev. Poll. Ctrl. Fac.
      Rev., Wtr. Ctrl. St. Match Prj.,
      Prerefunded Ser. 95
      5.70%                                  06/01/05    1,300    1,332,565
   Pickerington Loc. Sch. Dist. Fac.
      Constr. & Imp. Rev., Ser. 01
      5.25%                                  12/01/20    1,000    1,098,770
   Scioto Cnty. Rev., Marine Term.
      Norfolk Southern Corp. Prj., Ser.
      98
      5.30%                                  08/15/13    3,000    3,115,230
   Springboro Wtr. Sys. Rev., Ser. 98
      5.00%                                  12/01/18    2,500    2,622,000
   Toledo G.O., Ser. 96
      6.00%                                  12/01/06      500      534,090
   Trotwood-Madison City Sch. Dist.
      G.O., Ser. 02
      5.00%                                  12/01/30    2,000    2,053,760
   Univ. of Cincinnati Rev., Ser. 01A
      5.00%                                  06/01/31    2,000    2,049,640
   Univ. of Toledo Rev., Ser. 02
      5.25%                                  06/01/18    1,195    1,287,027

14

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                         PAR
                                            MATURITY    (000)      VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS (Continued)
Ohio (Continued)
   West Muskingum Loc. Sch. Dist.,
      Sch. Fac. Constr. & Imp. G.O., Ser.
      03
      5.00%                                 12/01/24   $3,000   $  3,151,620
   Westerville City Sch. Dist. G.O., Ser.
      87
      6.25%                                 12/01/05    1,000      1,036,920
   Westlake G.O., Ser. 96
      6.40%                                 12/01/08    1,560      1,705,673

                                                                ============
                                                                  77,746,159
                                                                ------------
Puerto Rico - 20.3%
   Puerto Rico Cmwlth. G.O., Ser. 02
      5.50%                                 07/01/11    5,000      5,709,900
   Puerto Rico Cmwlth. Hwy. & Trans.
      Auth. RITES Rev., Ser. 98
      8.68%(d)                              07/01/18    5,000      5,791,100
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00A
      13.87%(d)                             10/01/16      400        583,576
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00B
      14.37%(d)                             10/01/17      500        741,310
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00C
      14.37%(d)                             10/01/18      500        739,090
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00D
      14.37%(d)                             10/01/19      650        957,931
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00E
      14.37%(d)                             10/01/20      250        366,765
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00F
      13.87%(d)                             10/01/24      250        340,055
   Puerto Rico Pub. Bldgs. Auth. RITES
      PA-577 Rev., Ser. 99
      11.28%(d)                             07/01/27    4,000      4,964,280
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Prerefunded Ser.
      02E
      5.50%                                 02/01/12    2,990      3,403,846
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Ser. 02E
      5.50%                                 08/01/29    1,010      1,063,065

                                                                ============
                                                                  24,660,918
                                                                ------------
TOTAL MUNICIPAL BONDS
   (Cost $98,911,333)                                            109,197,947
                                                                ------------

                                      NUMBER
                                    OF SHARES       VALUE
                                    ---------   ------------
MONEY MARKET FUND - 5.0%
   Wilmington Trust
Tax-Free Money
      Market Fund
   (Cost $6,087,994)                6,087,994   $  6,087,994
                                                ------------
TOTAL INVESTMENTS IN SECURITIES -
95.1%
   (Cost $104,999,327(a))                        115,285,941
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 4.9%                              5,951,795
                                                ------------
NET ASSETS - 100.0%                             $121,237,736
                                                ============

----------
(a)  Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                  $10,287,724
     Gross unrealized depreciation                                       (1,110)
                                                                    -----------
                                                                    $10,286,614
                                                                    ===========

(b)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 5.7% of its net assets, with a current market value of
     $6,790,870 in securities restricted as to resale.
(c)  Securities, or a portion thereof, pledged as collateral with a value of
     $670,788 on 202 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $22,611,375, with an unrealized gain of $66,371 (including commissions of $434).
(d)  Rates shown are the rates as of December 31, 2004.

                                                                              15

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                       DELAWARE TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                          PAR
                                             MATURITY    (000)      VALUE
                                             --------   ------   -----------
MUNICIPAL BONDS - 88.4%
Delaware - 60.1%
   Delaware River & Bay Auth. Rev.,
      Ser. 96
                                             01/01/05-
      6.00%                                  01/01/06   $2,620   $ 2,663,117
   Delaware River & Bay Auth. Rev.,
      Ser. 03
      5.25%                                  01/01/22    1,000     1,082,620
   Delaware St. Econ. Dev. Auth. Poll.
      Ctrl. Rev., Delmarva Pwr. Prj., Ser.
      02B
      5.20%                                  02/01/19    1,000     1,080,290
   Delaware St. Econ. Dev. Auth. Rev.,
      Del. Tech. Pk. Univ. Del. Prj., Ser.
      00
      6.00%                                  02/01/21    1,000     1,145,700
   Delaware St. Econ. Dev. Auth. Rev.,
      Delmarva Pwr. Prj., Ser. 00 AMT
      5.65%                                  07/01/28    3,850     4,103,638
   Delaware St. Econ. Dev. Auth. Rev.,
      First Mtg. Gilpin Prj., Ser. 98
      5.62%                                  07/01/19    2,000     2,089,680
   Delaware St. Econ. Dev. Auth. Rev.,
      United Wtr. Delaware, Inc. Prj.,
      Ser. 95 AMT
      6.20%(b)                               06/01/25    2,000     2,068,360
   Delaware St. Econ. Dev. Auth. Rev.,
      Wtr. Dev. Prj., Ser. 92B
      6.45%                                  12/01/07    1,165     1,287,640
   Delaware St. G.O., Ser. 03A
      5.00%                                  01/01/10    1,000     1,103,240
   Delaware St. G.O., Ser. 03B
                                             07/01/08-
      5.00%                                  07/01/11    2,600     2,867,344
   Delaware St. G.O., Ser. 04A
      5.00%                                  01/01/09    2,000     2,192,680
   Delaware St. Hlth. Fac. Auth. Rev.,
      Beebe Med. Ctr. Prj., Ser. 04A
      5.50%                                  06/01/24    1,000     1,037,100
   Delaware St. Hlth. Fac. Auth. Rev.,
      Catholic Hlth. East Prj., Ser. 03D
      5.12%                                  11/15/24    1,750     1,770,388
      5.25%                                  11/15/28    2,225     2,256,328
   Delaware St. Hlth. Fac. Auth. Rev.,
      Christiana Care Hlth. Svcs. Prj.,
      Ser. 03
      5.25%                                  10/01/12    3,000     3,357,390
   Delaware St. Hlth. Fac. Auth. Rev.,
      Med. Ctr. of Delaware Prj., Ser. 92
      6.25%                                  10/01/05    1,875     1,934,081
   Delaware St. Hsg. Auth. Rev.,
      Multi-Fam. Mtg. Prj., Ser. 92C
      7.38%                                  01/01/15    2,000     2,003,360
   Delaware St. Hsg. Auth. Rev.,
      Multi-Fam. Mtg. Prj., Ser. 01A
      5.40%                                  07/01/24    3,390     3,456,851
   Delaware St. Hsg. Auth. Rev., Sr.
      Sgl. Fam. Mtg. Prj., Ser. 00 AMT
      5.90%                                  07/01/20    1,955     2,046,162
   Delaware St. Hsg. Auth. Rev., Sr.
      Sgl. Fam. Mtg. Prj., Ser. 02A AMT
      5.40%                                  01/01/34    1,840     1,872,182
   Kent Cnty. Stud. Hsg. Rev., Del. St.
      Univ. Prj., Ser. 04A
                                             07/01/25-
      5.00%                                  07/01/30    2,100     2,092,420
   New Castle Cnty. G.O., Ser. 02A
      5.25%                                  10/01/12   $1,745   $ 1,984,571
   New Castle Cnty. G.O., Ser. 04
      5.00%                                  10/01/20    2,695     2,918,820
   Sussex Cnty. G.O., Prerefunded Ser.
      93
      5.60%                                  04/15/05      225       227,572
      5.70%                                  04/15/05      230       232,692
   Sussex Cnty. G.O., Ser. 03
      5.00%                                  10/15/08    2,270     2,474,141
   Wilmington G.O., Ser. 02
      5.38%                                  06/01/17    1,500     1,665,495
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
      Ser. 92A
      6.00%                                  09/15/06       25        25,103
   Wilmington Pk. Auth. Gtd. Pk. Rev.,
      Ser. 02
                                             09/15/14-
      5.25%                                  09/15/15    2,965     3,359,682

                                                                 ===========
                                                                  56,398,647
                                                                 -----------
Multi-State - 7.2%
   Charter Mac Equity Issue Tr.
      6.62%(c)                               06/30/09    1,000     1,093,510
      7.60%(c)                               11/30/10    1,000     1,147,360
   MuniMae TE Bond Subs., LLC
      6.88%(c)                               06/30/09    2,000     2,207,220
      7.75%(c)                               11/01/10    2,000     2,342,780

                                                                 ===========
                                                                   6,790,870
                                                                 -----------
Puerto Rico - 21.1%
   Puerto Rico Cmwlth. G.O., Ser. 02
      5.50%                                  07/01/11    3,000     3,425,940
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00A
      13.87%(d)                              10/01/16      400       583,576
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00B
      14.37%(d)                              10/01/17      500       741,310
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00C
      14.37%(d)                              10/01/18      500       739,090
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00D
      14.37%(d)                              10/01/19      650       957,931
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00E
      14.37%(d)                              10/01/20      250       366,765
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00F
      13.87%(d)                              10/01/24      250       340,055
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Ser. 98A
      5.38%                                  06/01/14       50        57,586
   Puerto Rico Pub. Fin. Corp. RITES
      Rev., Ser. 98
      9.33%(d)                               06/01/12    5,000     6,689,900

16

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                    PAR
                                       MATURITY    (000)       VALUE
                                       --------   ------   ------------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
   Puerto Rico Pub. Fin. Corp. RITES
      Rev., Ser. 99
      10.59%(d)                        06/01/14   $4,025   $  5,769,757

                                                           ============
                                                             19,671,910
                                                           ------------
TOTAL MUNICIPAL BONDS
   (Cost $76,536,665)                                       82,861,427
                                                           ------------
MONEY MARKET FUND - 5.0%
   Wilmington Trust Tax-Free Money
      Market Fund
   (Cost $4,705,283)                               4,705      4,705,283
                                                           ------------

TOTAL INVESTMENTS IN
SECURITIES -  93.4%
   (Cost $81,241,948(a))     87,566,710
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 6.6%         6,212,596
                            -----------
NET ASSETS - 100.0%         $93,779,306
                            ===========

----------
(a)  Cost for Federal income tax purposes is $81,304,888. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $6,448,380
     Gross unrealized depreciation                                     (186,558)
                                                                     ----------
                                                                     $6,261,822
                                                                     ==========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,034,180 on 153 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $17,126,438, with an unrealized gain of $54,020 (including commissions of $330).
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 7.2% of its net assets, with a current market value of
     $6,790,870 in securities restricted as to resale.
(d)  Rates shown are the rates as of December 31, 2004.

                                                                              17

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                       KENTUCKY TAX-FREE INCOME PORTFOLIO

AS OF DECEMBER 31, 2004 (UNAUDITED)

                                                        PAR
                                            MATURITY   (000)      VALUE
                                            --------   ------   -----------
MUNICIPAL BONDS - 93.0%
Kentucky - 62.0%
   Boone Cnty. Sch. Dist. Fin. Corp.
      Sch. Bldg. Rev., Ser. 00B
      5.38%                                 08/01/20   $2,500   $ 2,711,025
   Bowling Green Sch. Dist. Fin. Corp.
      Rev., Ser. 00
                                            01/01/18-
      5.75%                                 01/01/20    2,185     2,440,293
   Frankfort Elec. & Wtr. Plant Bd. Rev.,
      Ser. 99
      5.60%                                 12/01/19    1,045     1,163,410
   Grayson Cnty. Sch. Dist. Fin. Corp.
      Sch. Bldg. Rev., Prerefunded Ser.
      95B
      5.95%                                 01/01/05    1,290     1,315,800
   Hardin Cnty. Sch. Dist. Fin. Corp.
      Sch. Bldg. Rev., Ser. 00
      5.50%                                 02/01/16    1,675     1,839,351
   Hopkins Cnty. G.O., Detention Fac.
      Prj., Ser. 00
      5.75%                                 02/01/20    1,800     2,018,718
   Jefferson Cnty. Sch. Dist. Fin. Corp.
      Sch. Bldg. Rev., Ser. 99A
      5.25%                                 01/01/14    2,000     2,193,820
   Kenton Cnty. Arpt. Bd. Arpt. Rev.,
      Cincinnati Northern Kentucky Prj.,
      Ser. 97A AMT
      5.95%                                 03/01/07    1,730     1,856,307
      6.30%                                 03/01/15    1,000     1,091,510
   Kenton Cnty. Arpt. Bd. Arpt. Rev.,
      Delta Airlines Prj., Ser. 92A AMT
      7.50%                                 02/01/20    1,400     1,183,252
   Kentucky Econ. Dev. Fin. Auth. Hlth.
      Sys. Rev., Norton Healthcare, Inc.
      Prj., Ser. 00A
      6.62%                                 10/01/28    1,750     1,878,922
   Kentucky Hsg. Corp. Hsg. Rev., Ser.
      96D
      5.80%                                 07/01/13    3,200     3,341,312
   Kentucky Hsg. Corp. Hsg. Rev., Ser.
      01F AMT
      5.45%                                 01/01/32    2,990     3,037,273
   Kentucky St. Ppty. & Bldg. Comm.
      Rev., Prj. 65, Prerefunded Ser. 00
      5.95%                                 02/01/10    2,325     2,671,378
   Kentucky St. Tpke. Auth. Econ. Dev.
      Rev., Revitalization Prj., Ser. 95
      6.50%                                 07/01/08    3,000     3,402,840
   Kentucky St. Tpke. Auth. Econ. Dev.
      Rev., Revitalization Prj., Ser. 01A
      5.50%(b)                              07/01/15    1,000     1,151,540
   Lexington-Fayette Urban Cnty. Govt.
      G.O., Ser. 00A
      5.75%                                 02/01/20    1,500     1,682,265
   Lexington-Fayette Urban Cnty. Govt.
      Swr. Sys. Rev., Ser. 01A
                                            07/01/20-
      5.00%                                 07/01/21    3,775     4,003,418
   Louisville & Jefferson Cnty. Met. Swr.
      & Drain Sys. Rev., Ser. 97A
      6.25%                                 05/15/26    1,015     1,107,842
   Louisville & Jefferson Cnty. Met. Swr.
      & Drain Sys. Rev., Ser. 99A
      5.75%                                 05/15/33    3,750     4,171,650
   Louisville & Jefferson Cnty. Regl.
      Arpt. Auth. Arpt. Sys. Rev., Ser.
      01A AMT
      5.75%                                 07/01/15   $1,755   $ 1,945,751
   Louisville & Jefferson Cnty. Regl.
      Arpt. Auth. Spec. Fac. Rev., Ser.
      99 AMT
      5.50%                                 03/01/19    4,285     4,257,276
   Louisville Wtrwks. Brd. Wtr. Sys.
      Rev., Louisville Wtr. Co. Prj., Ser.
      00
      5.25%                                 11/15/16    2,590     2,842,214

                                                                ===========
                                                                 53,307,167
                                                                -----------
Multi-State - 9.3%
   Charter Mac Equity Issue Tr.
      6.62%(c)                              06/30/09    1,000     1,093,510
      7.60%(c)                              11/30/10    4,000     4,589,440
   MuniMae TE Bond Subs., LLC
      7.75%(c)                              11/01/10    2,000     2,342,780

                                                                ===========
                                                                  8,025,730
                                                                -----------
Puerto Rico - 21.7%
   Puerto Rico Cmwlth. Hwy. & Trans.
      Auth. Rev., Ser. 00C
      6.00%                                 07/01/29    5,000     5,623,300
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES PA-569 Rev., Ser. 99
      9.86%(d)                              07/01/12    1,335     1,634,415
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00A
      13.87%(d)                             10/01/16      400       583,576
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00B
      14.37%(d)                             10/01/17      500       741,310
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00C
      14.37%(d)                             10/01/18      500       739,090
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00D
      14.37%(d)                             10/01/19      650       957,931
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00E
      14.37%(d)                             10/01/20      250       366,765
   Puerto Rico Cmwlth. Infra. Fin. Auth.
      S.O. RITES, Ser. 00F
      13.87%(d)                             10/01/24      250       340,055
   Puerto Rico Cmwlth. Pub. Imp. G.O.,
      Ser. 04A
      5.00%                                 07/01/29    2,000     2,039,360
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Prerefunded Ser.
      02E
      5.50%                                 02/01/12    3,740     4,257,653
   Puerto Rico Pub. Fin. Corp. Cmwlth.
      Approp. Rev., Ser. 02E
      5.50%                                 08/01/29    1,260     1,326,200

                                                                ===========
                                                                 18,609,655
                                                                -----------
TOTAL MUNICIPAL BONDS
   (Cost $72,301,943)                                            79,942,552
                                                                -----------

18

                                 BLACKROCK FUNDS
                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2004 (UNAUDITED)

                             NUMBER
                           OF SHARES      VALUE
                           ---------   ----------
MONEY MARKET FUND - 5.0%
   Wilmington Trust
Tax-Free Money
   Market Fund
   (Cost $4,312,117)       4,312,117   $4,312,117
                                       ----------

TOTAL INVESTMENTS IN SECURITIES -  98.0%
   (Cost $76,614,060(a))                    84,254,669
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.0%                        1,681,680
                                           -----------
NET ASSETS - 100.0%                        $85,936,349
                                           ===========

----------
(a)  Cost for Federal income tax purposes is $76,641,777. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                                   $7,865,394
     Gross unrealized depreciation                                     (252,502)
                                                                     ----------
                                                                     $7,612,892
                                                                     ==========

(b)  Securities, or a portion thereof, pledged as collateral with a value of
     $1,151,540 on 185 short U.S. Treasury Note futures contracts expiring March
     2005. The value of such contracts on December 31, 2004 was $20,708,438, with an unrealized gain of $39,867 (including commissions of $398).
(c)  Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2004, the Portfolio held 9.3% of its net assets, with a current market value of
     $8,025,730 in securities restricted as to resale.
(d)  Rates shown are the rates as of December 31, 2004.

                                                                              19

                                 BLACKROCK FUNDS

          KEY TO INVESTMENT ABBREVIATIONS
AMT       Alternative Minimum Tax
COP       Certificates of Participation
DN        Demand Notes
G.O.      General Obligations
RITES     Residual Interest Tax-Exempt Security
S.O.      Special Obligations

20

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock FundsSM

By (Signature and Title)*	/s/ Laurence D. Fink
Laurence D. Fink, President and Principal Executive Officer

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence D. Fink
Laurence D. Fink, President and Principal Executive Officer

Date March 1, 2005

By (Signature and Title)*	/s/ Paul L. Audet
Paul L. Audet, Treasurer and Principal Financial Officer

Date March 1, 2005

*	Print the name and title of each signing officer under his or her signature.